                         -------------------------------
                         SANFORD C. BERNSTEIN FUND, INC.
                         -------------------------------

                                                               SEMIANNUAL REPORT
                                                                  MARCH 31, 2002

                                             Fixed-Income &
                                             -----------------------------------
                                                            International-Equity
                                                                     Investments

    This publication must be accompanied or preceded by a prospectus of the
        Sanford C. Bernstein Fund, Inc., which should be read carefully before investing.

Table of Contents

                   Portfolio Returns .........................2

                 To Our Shareholders .........................3

Statements of Assets and Liabilities .........................6

            Statements of Operations ........................10

 Statements of Changes in Net Assets ........................14

                Financial Highlights ........................19

       Notes to Financial Statements ........................30

              Directors and Officers ........................inside back cover

Portfolio Returns(1)

THROUGH MARCH 31, 2002

                                                    TOTAL RETURNS        AVERAGE ANNUAL TOTAL RETURNS
                                                 -------------------    --------------------------------
                                                 PAST SIX    PAST 12       PAST        PAST     SINCE
                                                  MONTHS     MONTHS     FIVE YEARS  10 YEARS   INCEPTION     INCEPTION DATE
============================================================================================================================
SANFORD C. BERNSTEIN FUND PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
 Tax-Managed International Value(2,3)              11.08%     (1.77)%       4.55%       --        8.29%        June 22, 1992
    Pre-liquidation, after-tax % returns           10.50      (2.28)        2.75        --        6.73
    Post-liquidation, after-tax % returns           6.95      (0.95)        3.17        --        6.38
----------------------------------------------------------------------------------------------------------------------------
 International Value II(2,3)                       10.65      (3.04)       --           --       (0.80)       April 30, 1999
----------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Value(2)                                                                                 December 15, 1995

   Before deduction of purchase and
   redemption fees described below                 31.61      12.12        (5.59)       --       (1.72)

   After deduction of 2% purchase and
   2% redemption fees--both paid
   to the portfolio, not to Bernstein              26.40       7.68        (6.35)       --       (2.35)
----------------------------------------------------------------------------------------------------------------------------
 Intermediate Duration                              0.09       3.74         6.15        6.64%     7.62      January 17, 1989
----------------------------------------------------------------------------------------------------------------------------
 Short Duration Plus                                0.93       5.55         5.82        5.65      6.55     December 12, 1988
----------------------------------------------------------------------------------------------------------------------------
 U.S. Government Short Duration                     0.88       5.29         5.71        5.44      6.27       January 3, 1989
----------------------------------------------------------------------------------------------------------------------------
 Short Duration Diversified Municipal               1.05       3.82         4.01        --        4.15       October 3, 1994
----------------------------------------------------------------------------------------------------------------------------
 Short Duration California Municipal                0.84       2.97         3.76        --        3.96       October 3, 1994
----------------------------------------------------------------------------------------------------------------------------
 Short Duration New York Municipal                  1.08       3.31         3.80        --        3.94       October 3, 1994
----------------------------------------------------------------------------------------------------------------------------
 Diversified Municipal                              0.48       3.83         5.08        5.49      5.93       January 9, 1989
----------------------------------------------------------------------------------------------------------------------------
 California Municipal                               0.33       3.08         4.93        5.39      5.73        August 6, 1990
----------------------------------------------------------------------------------------------------------------------------
 New York Municipal                                 0.71       3.41         5.02        5.45      5.97       January 9, 1989
----------------------------------------------------------------------------------------------------------------------------

LIPPER MUTUAL-FUND COMPOSITES(4)
----------------------------------------------------------------------------------------------------------------------------
 Foreign Stock Composite                           10.13%     (7.60)%       1.92%       6.11%
----------------------------------------------------------------------------------------------------------------------------
 Intermediate Bond Composite                       (0.28)      4.16         6.33        6.39
----------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Composite                          0.23       4.32         5.67        5.54
----------------------------------------------------------------------------------------------------------------------------
 Intermediate Municipal Composite                  (0.21)      2.99         4.88        5.45
----------------------------------------------------------------------------------------------------------------------------
 Short-Term Municipal Composite                     0.71       3.37         4.07        4.20
----------------------------------------------------------------------------------------------------------------------------

MARKET BENCHMARKS
----------------------------------------------------------------------------------------------------------------------------
 Major Foreign Markets Index (MSCI EAFE)(5)         9.17%    (10.04)%       6.13%       8.54%
----------------------------------------------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index                  41.05      15.02        (5.23)       2.24
----------------------------------------------------------------------------------------------------------------------------
 Lipper Emerging Markets Index                     37.94      16.18        (5.78)       N/A
----------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index               0.14       5.35         7.57        7.38
----------------------------------------------------------------------------------------------------------------------------
 Inflation                                          0.28       1.48         2.25        2.53

(1) Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

(2) Tax-Managed International Value, International Value II and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.

(3) International Value II (IVP II) is a continuation of Bernstein's International Value portfolio (IVP), now called Tax-Managed International Value (TMIVP). On April 30, 1999, IVP was split into two portfolios: IVP II for tax-exempt investors, such as 401(k) and other retirement plans; and TMIVP for taxable investors. Both portfolios have the same overall investment style, except that the latter now includes tax management. IVP II is an extension of the original IVP in that it is managed without regard to tax considerations. 4 Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from Bernstein's portfolios. 5 Morgan Stanley Capital International (MSCI) EAFE Index of major foreign markets in Europe, Australia and the Far East, with currencies half-hedged and countries weighted according to gross domestic product.
--------------------------------------------------------------------------------
2 Sanford C. Bernstein Fund, Inc.

To Our Shareholders:

VOLATILITY AND UNCERTAINTY WERE THE PREVAILING THEMES IN THE capital markets during the past six months. Despite lingering economic concerns, equity share prices around the world rebounded from the sell-off that immediately followed the September 11 attacks. With the exception of the emerging markets, which had a red-letter six months, stocks concentrated their gains in the fourth quarter of last year, and proceeded to trade in a narrow range during the next quarter. And despite all the uncertainty, bonds played their traditional portfolio role, providing shelter from the volatility surrounding them.

     Our developed foreign-market portfolios gained approximately 11%, on average, over the six months, outperforming their benchmark index. The outperformance was driven by strong stock selection, helped primarily by the Fund's holdings in cyclically sensitive stocks, while being underweight in telecommunications. Our positive returns were broad-based, as we outperformed in 15 of the 18 countries where we've invested.

     In a classic example of a capital-markets reversal, the emerging markets were among the strongest performers in the investment universe. Our portfolio returned an impressive 31.6% between October '01 and March '02, as investors once again recognized how undervalued emerging-markets stocks had become. The outstanding performance of our Emerging Markets portfolio can be attributed to our intensive research capabilities as well as to investor notice finally being paid to a massively underpriced asset class. Regardless of whether the change in investor sentiment is already here or still to come, our research suggests that the overseas markets are still replete with opportunity.

     In the developed-markets portfolios, we've undertaken a change in methodology. Our latest research indicates that industries are increasingly "going global." Whereas 10 years ago, the performance of a foreign stock depended more on the performance of its country's stock market than the performance of its global industry sector, today it's the opposite. With that in mind, we intend to gradually reduce the number of stocks we hold in our Tax-Managed International Value and International Value II portfolios--seeking to own the companies with the highest return potential. In line with our conviction that we can add more value by investing in fewer stocks, our goal is to hold approximately 50 stocks rather than our current 125 or so--which means that we'll likely be invested in fewer countries at any one time than we had been.

     Bond investors did not earn high returns over the past six months as the Federal Reserve's stimulative policy resulted in the lowest short-term interest rates in 40 years. Nevertheless, bonds' anchoring effect on our portfolios remained intact. Our taxable bond funds were mostly flat during the period, following the previous calendar year's strong results. The primary headwind that bonds faced was investors' fear of rising interest rates, as more and more evidence of economic recovery surfaced.

     Similarly, our municipal-bond funds, particularly at the intermediate-maturity level, were also affected. Our short-duration portfolios did better, typically posting gains of slightly less than 1%. But like the taxables, the municipals did what they do best: provide an offset to the unpredictability of stocks. We remained diversified by issuer, and anchored in high quality. At the end of March, each of our portfolios averaged a AA+ rating and owned a high percentage of insured and other credit-enhanced bonds.

     The intent of the Fund is to provide meaningful diversification benefits and have low correlation to our U.S. equity portfolios. The continued volatility of the U.S. stock market confirms what we see as an indispensable need for including bonds and foreign securities in a diversified managed portfolio.

--------------------------------------------------------------------------------
                                                     2002 Semiannual Report    3

Foreign-Stock Portfolios

--------------------------------------------------------------------------------
Tax-Managed International Value
--------------------------------------------------------------------------------

Growth of $25,000(1)

                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                     EAFE
                  Tax-                              Foreign
                 Managed          Lipper             Stock-
              International       Foreign            Market
                  Value            Stock             Index
Yr:Month    (after all costs)    Composite     (before all costs)
-----------------------------------------------------------------
  92: 6          $25,000          $25,000           $25,000
      7           24,179           24,128            23,874
      8           25,280           24,354            24,569
      9           23,979           23,833            23,844
     10           23,419           23,097            23,575
     11           23,499           23,221            24,015
     12           23,754           23,530            24,102
  93: 1           24,184           23,608            24,357
      2           25,128           24,153            25,178
      3           27,419           25,530            26,568
      4           29,208           26,812            28,548
      5           29,854           27,393            28,798
      6           29,128           26,815            28,578
      7           30,537           27,660            29,727
      8           32,261           29,356            31,644
      9           31,280           29,171            30,796
     10           31,986           30,440            31,943
     11           29,954           29,219            29,609
     12           31,953           31,928            31,821
  94: 1           34,245           33,898            34,058
      2           33,820           33,159            33,475
      3           33,942           31,686            32,679
      4           35,041           32,482            34,146
      5           34,733           32,381            33,453
      6           34,142           32,038            32,855
      7           34,883           32,919            33,706
      8           35,351           33,887            34,225
      9           33,957           33,043            32,753
     10           34,140           33,684            33,379
     11           33,059           32,027            32,424
     12           33,177           31,719            32,660
  95: 1           32,358           30,143            31,654
      2           31,758           30,185            31,388
      3           31,758           31,175            31,740
      4           32,769           32,182            33,108
      5           32,746           32,455            32,962
      6           32,488           32,455            32,483
      7           34,252           34,192            34,704
      8           34,360           33,546            34,427
      9           34,575           34,035            34,652
     10           34,315           33,348            33,819
     11           34,423           33,705            34,732
     12           35,854           34,723            36,239
  96: 1           37,333           35,486            37,316
      2           37,267           35,628            37,176
      3           37,928           36,241            37,820
      4           39,453           37,401            39,199
      5           39,518           37,300            38,796
      6           39,960           37,550            39,185
      7           38,436           36,175            37,640
      8           38,591           36,573            37,769
      9           40,048           37,363            39,247
     10           40,004           37,117            38,836
     11           41,726           38,705            40,634
     12           42,115           38,837            40,502
  97: 1           42,091           38,713            40,849
      2           42,681           39,255            41,530
      3           43,601           39,341            42,315
      4           43,884           39,420            42,868
      5           45,300           41,738            44,508
      6           47,258           43,670            47,326
      7           49,688           44,797            49,367
      8           46,574           41,643            45,774
      9           49,358           44,125            48,549
     10           46,810           40,842            44,565
     11           46,291           40,385            45,090
     12           46,017           40,647            46,292
  98: 1           48,562           41,639            48,853
      2           50,614           44,412            51,555
      3           54,587           46,748            54,988
      4           54,276           47,459            55,299
      5           55,912           47,558            56,376
      6           55,678           47,135            57,159
      7           56,535           47,786            58,167
      8           48,121           40,957            50,245
      9           45,810           39,474            47,810
     10           47,913           42,313            51,829
     11           50,692           44,496            55,318
     12           51,058           45,880            56,631
  99: 1           51,144           46,320            57,493
      2           49,797           45,148            56,523
      3           52,921           46,706            59,737
      4           55,702           48,896            62,539
      5           54,412           46,882            59,821
      6           56,505           49,371            63,022
      7           57,336           50,749            63,775
      8           57,996           51,256            64,044
      9           57,422           51,523            64,700
     10           57,881           53,414            67,026
     11           58,540           57,863            70,056
     12           62,653           64,853            77,028
  00: 1           58,959           61,708            73,988
      2           59,745           65,953            77,563
      3           61,635           66,177            79,128
      4           60,210           61,704            76,189
      5           60,181           59,569            74,416
      6           62,886           62,267            76,795
      7           61,461           60,107            74,254
      8           62,071           61,273            75,671
      9           59,425           57,823            72,650
     10           58,785           55,452            71,635
     11           57,825           52,746            68,652
     12           59,598           54,598            69,160
  01: 1           60,758           54,876            70,345
      2           58,535           50,799            66,104
      3           55,442           46,816            63,334
      4           59,211           49,859            67,308
      5           57,665           48,573            65,304
      6           57,375           46,824            63,445
      7           55,958           45,419            61,503
      8           55,636           44,166            58,698
      9           49,031           39,277            52,192
     10           50,771           40,424            53,789
     11           51,480           42,041            55,950
     12           52,136           42,629            56,221
  02: 1           50,595           40,907            53,828
      2           51,447           41,099            54,245
      3          $54,501          $43,257           $56,977

--------------------------------------------------------------------------------
International Value II
--------------------------------------------------------------------------------

Growth of $25,000(1)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                     EAFE
                                                    Foreign
                                    Lipper           Stock-
               International        Foreign          Market
                  Value II           Stock           Index
Yr:Month     (after all costs)     Composite    (before all costs)
------------------------------------------------------------------
 99: 4           $25,000          $25,000           $25,000
     5            24,357           23,970            23,913
     6            25,270           25,243            25,193
     7            25,708           25,947            25,494
     8            26,081           26,207            25,602
     9            25,875           26,343            25,864
    10            25,888           27,310            26,794
    11            26,004           29,584            28,005
    12            27,631           33,158            30,792
 00: 1            26,032           31,550            29,577
     2            26,461           33,721            31,006
     3            27,384           33,835            31,632
     4            26,708           31,548            30,456
     5            26,734           30,457            29,748
     6            28,034           31,836            30,699
     7            27,358           30,732            29,683
     8            27,670           31,328            30,249
     9            26,578           29,564            29,042
    10            26,253           28,352            28,636
    11            25,915           26,968            27,443
    12            26,812           27,915            27,647
 01: 1            27,373           28,057            28,120
     2            26,500           25,973            26,425
     3            25,191           23,936            25,318
     4            26,687           25,492            26,906
     5            25,908           24,835            26,105
     6            25,799           23,940            25,362
     7            25,159           23,222            24,586
     8            25,097           22,581            23,464
     9            22,073           20,082            20,864
    10            22,821           20,668            21,502
    11            23,055           21,495            22,366
    12            23,347           21,796            22,474
 02: 1            22,705           20,915            21,518
     2            23,122           21,013            21,685
     3           $24,424          $22,117           $22,776

--------------------------------------------------------------------------------
Emerging Markets Value
--------------------------------------------------------------------------------

Growth of $25,000(1)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                      MSCI
                                                     Emerging
                                    Lipper            Markets
                Emerging           Emerging            Free
                 Markets            Markets           Index
Yr:Month          Value              Index      (before all costs)
------------------------------------------------------------------
 95:12           $25,000          $25,000           $25,000
 96: 1            26,784           27,272            26,777
     2            26,760           26,954            26,351
     3            27,071           27,178            26,557
     4            28,422           28,131            27,618
     5            28,266           28,407            27,495
     6            27,932           28,461            27,667
     7            26,186           26,805            25,776
     8            26,174           27,536            26,436
     9            26,090           27,818            26,665
    10            24,942           27,175            25,954
    11            25,803           27,794            26,388
    12            26,226           28,037            26,508
 97: 1            28,281           30,166            28,316
     2            28,953           31,243            29,528
     3            28,593           30,442            28,753
     4            28,100           30,448            28,804
     5            28,401           31,498            29,628
     6            29,230           33,048            31,214
     7            30,395           34,010            31,680
     8            27,115           30,275            27,648
     9            27,079           31,368            28,414
    10            22,898           26,132            23,752
    11            20,700           24,939            22,885
    12            19,952           25,166            23,437
 98: 1            19,113           23,415            21,599
     2            20,954           25,419            23,853
     3            21,956           26,311            24,888
     4            21,405           26,366            24,617
     5            18,687           22,430            21,243
     6            16,433           20,304            19,015
     7            16,595           20,923            19,618
     8            12,374           14,928            13,946
     9            12,663           15,488            14,830
    10            14,128           16,977            16,392
    11            15,618           18,118            17,755
    12            15,743           17,891            17,498
 99: 1            15,350           17,528            17,216
     2            15,553           17,377            17,383
     3            17,581           19,313            19,674
     4            21,092           21,996            22,108
     5            21,498           21,729            21,980
     6            23,767           24,170            24,474
     7            23,133           23,568            23,809
     8            23,222           23,306            24,026
     9            21,950           22,479            23,213
    10            22,099           23,155            23,707
    11            23,552           25,709            25,833
    12            26,693           30,227            29,118
 00: 1            25,794           29,876            29,292
     2            24,957           30,766            29,678
     3            25,082           30,859            29,823
     4            23,884           27,501            26,996
     5            22,198           26,038            25,880
     6            22,910           27,330            26,792
     7            22,710           26,215            25,414
     8            22,510           26,485            25,539
     9            21,112           23,953            23,309
    10            19,626           22,163            21,619
    11            18,465           20,160            19,729
    12            19,177           20,888            20,205
 01: 1            20,712           23,308            22,987
     2            20,085           21,502            21,187
     3            18,742           19,451            19,106
     4            19,292           20,445            20,050
     5            19,919           21,007            20,290
     6            19,586           20,641            19,873
     7            18,410           19,362            18,617
     8            18,627           19,110            18,434
     9            15,966           16,383            15,581
    10            16,299           17,243            16,548
    11            17,604           18,952            18,275
    12            18,484           20,161            19,726
 02: 1            19,606           20,955            20,394
     2            20,032           21,425            20,729
     3           $21,013          $22,599           $21,976

Emerging Markets Value after deduction of 2% purchase and 2% redemption fees-- both paid to the portfolio, not to Bernstein. See footnote 2 on facing page.

Taxable-Bond Portfolios

--------------------------------------------------------------------------------
Intermediate Duration
--------------------------------------------------------------------------------

Growth of $25,000(1)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                     Lehman
                                   Lipper          Brothers
              Intermediate      Intermediate       Aggregate
                Duration            Bond           Bond Index
Yr:Month    (after all costs)     Composite    (before all costs)
-----------------------------------------------------------------
  89: 1          $25,000          $25,000           $25,000
      2           24,865           24,898            24,820
      3           25,000           24,982            24,927
      4           25,432           25,397            25,448
      5           25,948           25,869            26,117
      6           26,694           26,462            26,911
      7           27,103           26,919            27,484
      8           26,868           26,658            27,077
      9           27,003           26,768            27,215
     10           27,602           27,228            27,885
     11           27,776           27,424            28,150
     12           27,846           27,501            28,226
  90: 1           27,522           27,289            27,890
      2           27,602           27,365            27,979
      3           27,649           27,409            27,999
      4           27,427           27,269            27,741
      5           28,083           27,861            28,562
      6           28,447           28,207            29,022
      7           28,769           28,534            29,424
      8           28,480           28,326            29,030
      9           28,597           28,447            29,272
     10           28,879           28,618            29,645
     11           29,443           29,082            30,283
     12           29,892           29,457            30,757
  91: 1           30,044           29,731            31,138
      2           30,478           30,004            31,403
      3           30,782           30,229            31,620
      4           31,132           30,574            31,961
      5           31,361           30,773            32,146
      6           31,371           30,773            32,130
      7           31,798           31,124            32,577
      8           32,494           31,749            33,281
      9           33,042           32,324            33,956
     10           33,469           32,666            34,333
     11           33,818           32,987            34,649
     12           35,005           33,920            35,678
  92: 1           34,509           33,533            35,193
      2           34,754           33,661            35,422
      3           34,594           33,530            35,222
      4           34,848           33,764            35,476
      5           35,499           34,308            36,146
      6           35,991           34,798            36,644
      7           36,844           35,592            37,391
      8           37,051           35,891            37,770
      9           37,443           36,372            38,218
     10           36,919           35,830            37,711
     11           37,071           35,726            37,719
     12           37,692           36,222            38,319
  93: 1           38,306           36,947            39,054
      2           38,962           37,619            39,738
      3           39,109           37,766            39,904
      4           39,343           38,034            40,182
      5           39,503           38,004            40,234
      6           40,374           38,676            40,962
      7           40,778           38,839            41,195
      8           41,611           39,557            41,917
      9           41,673           39,712            42,030
     10           41,895           39,839            42,187
     11           41,396           39,484            41,828
     12           41,589           39,670            42,055
  94: 1           42,150           40,174            42,622
      2           41,399           39,459            41,881
      3           40,633           38,598            40,846
      4           40,296           38,251            40,520
      5           40,251           38,194            40,516
      6           40,172           38,121            40,426
      7           40,833           38,693            41,231
      8           40,805           38,770            41,280
      9           40,199           38,332            40,674
     10           40,152           38,275            40,637
     11           40,034           38,164            40,548
     12           40,276           38,347            40,828
  95: 1           41,077           38,956            41,636
      2           41,895           39,767            42,626
      3           42,115           40,013            42,888
      4           42,631           40,530            43,487
      5           44,120           41,960            45,170
      6           44,477           42,225            45,501
      7           44,303           42,111            45,399
      8           44,811           42,582            45,947
      9           45,353           42,957            46,394
     10           46,074           43,490            46,998
     11           46,722           44,098            47,702
     12           47,458           44,658            48,371
  96: 1           47,630           44,953            48,692
      2           46,700           44,185            47,846
      3           46,435           43,884            47,513
      4           46,241           43,616            47,246
      5           46,218           43,538            47,150
      6           46,715           44,034            47,783
      7           46,889           44,135            47,914
      8           46,899           44,100            47,834
      9           47,645           44,819            48,668
     10           48,616           45,724            49,746
     11           49,536           46,497            50,598
     12           49,158           46,088            50,127
  97: 1           49,215           46,222            50,281
      2           49,317           46,314            50,406
      3           48,794           45,828            49,847
      4           49,429           46,423            50,593
      5           49,802           46,823            51,072
      6           50,402           47,342            51,678
      7           51,431           48,559            53,071
      8           51,177           48,132            52,619
      9           51,772           48,801            53,395
     10           52,474           49,377            54,169
     11           52,619           49,515            54,419
     12           52,922           49,961            54,967
  98: 1           53,540           50,605            55,672
      2           53,540           50,534            55,630
      3           53,715           50,711            55,822
      4           53,924           50,929            56,113
      5           54,413           51,382            56,645
      6           54,679           51,752            57,126
      7           54,896           51,851            57,247
      8           55,438           52,483            58,179
      9           56,219           53,643            59,541
     10           55,768           53,252            59,226
     11           56,338           53,497            59,562
     12           56,559           53,673            59,742
  99: 1           57,106           54,017            60,168
      2           56,279           53,012            59,118
      3           56,714           53,394            59,445
      4           56,946           53,554            59,634
      5           56,731           52,997            59,115
      6           56,592           52,801            58,923
      7           56,324           52,621            58,672
      8           56,207           52,537            58,642
      9           56,803           53,062            59,323
     10           56,898           53,131            59,542
     11           56,987           53,174            59,538
     12           56,923           52,945            59,250
  00: 1           56,722           52,749            59,056
      2           57,304           53,261            59,771
      3           57,890           53,873            60,558
      4           57,489           53,577            60,385
      5           57,185           53,470            60,357
      6           58,379           54,550            61,613
      7           58,797           54,970            62,172
      8           59,469           55,685            63,073
      9           59,852           56,041            63,470
     10           59,658           56,164            63,890
     11           60,384           56,956            64,934
     12           61,686           58,038            66,139
  01: 1           62,887           59,008            67,220
      2           63,179           59,533            67,806
      3           63,400           59,795            68,146
      4           63,039           59,472            67,864
      5           63,464           59,805            68,273
      6           63,526           59,984            68,531
      7           64,664           61,316            70,063
      8           65,289           61,935            70,865
      9           65,715           62,462            71,691
     10           67,025           63,605            73,191
     11           66,422           62,829            72,182
     12           66,121           62,408            71,724
  02: 1           66,541           62,795            72,304
      2           66,802           63,285            73,005
      3          $65,771          $62,285           $71,791

--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------

Growth of $25,000(1)

                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                       Lipper
                                       Short          Merrill Lynch
                   Short             Investment          1-3 Year
                  Duration             Grade             Treasury
                    Plus               Bond               Index
Yr:Month      (after all costs)      Composite       (before all costs)
-----------------------------------------------------------------------
                   $25,000            $25,000            $25,000
  89: 1             25,200             25,208             25,198
      2             25,247             25,253             25,198
      3             25,372             25,377             25,313
      4             25,674             25,671             25,701
      5             25,969             26,005             26,086
      6             26,366             26,392             26,574
      7             26,663             26,727             26,967
      8             26,653             26,677             26,800
      9             26,826             26,815             26,958
     10             27,153             27,161             27,365
     11             27,348             27,354             27,610
     12             27,453             27,480             27,720
  90: 1             27,517             27,469             27,743
      2             27,637             27,612             27,873
      3             27,770             27,739             27,967
      4             27,812             27,789             28,022
      5             28,152             28,164             28,450
      6             28,399             28,431             28,750
      7             28,676             28,889             29,109
      8             28,799             28,947             29,196
      9             28,939             29,112             29,436
     10             29,153             29,319             29,760
     11             29,391             29,621             30,051
     12             29,723             29,905             30,416
  91: 1             29,845             30,099             30,694
      2             30,225             30,340             30,877
      3             30,514             30,577             31,085
      4             30,847             30,883             31,379
      5             31,109             31,099             31,569
      6             31,246             31,176             31,698
      7             31,533             31,454             31,974
      8             31,918             31,882             32,413
      9             32,198             32,261             32,763
     10             32,575             32,580             33,114
     11             32,930             32,887             33,458
     12             33,404             33,459             33,967
  92: 1             33,364             33,372             33,915
      2             33,526             33,495             34,033
      3             33,521             33,482             34,020
      4             33,881             33,713             34,333
      5             34,236             34,050             34,645
      6             34,608             34,411             34,998
      7             34,968             34,848             35,390
      8             35,102             35,085             35,702
      9             35,287             35,394             36,041
     10             35,147             35,153             35,825
     11             35,255             35,090             35,766
     12             35,509             35,374             36,106
  93: 1             35,792             35,788             36,482
      2             36,056             36,139             36,794
      3             36,189             36,258             36,904
      4             36,321             36,472             37,133
      5             36,434             36,457             37,029
      6             36,773             36,760             37,302
      7             36,946             36,863             37,388
      8             37,200             37,191             37,714
      9             37,225             37,325             37,837
     10             37,368             37,433             37,911
     11             37,275             37,381             37,920
     12             37,435             37,538             38,060
  94: 1             37,690             37,819             38,305
      2             37,522             37,543             38,060
      3             37,320             37,232             37,870
      4             37,293             37,057             37,736
      5             37,333             37,071             37,790
      6             37,408             37,097             37,902
      7             37,682             37,405             38,228
      8             37,755             37,532             38,362
      9             37,650             37,435             38,275
     10             37,740             37,480             38,361
     11             37,547             37,386             38,190
     12             37,640             37,412             38,277
  95: 1             38,104             37,786             38,809
      2             38,581             38,281             39,343
      3             38,736             38,484             39,562
      4             39,076             38,842             39,915
      5             39,615             39,572             40,612
      6             39,835             39,794             40,830
      7             39,970             39,885             41,000
      8             40,202             40,161             41,243
      9             40,422             40,394             41,444
     10             40,784             40,721             41,794
     11             41,076             41,067             42,163
     12             41,441             41,391             42,487
  96: 1             41,668             41,702             42,848
      2             41,521             41,543             42,667
      3             41,508             41,506             42,629
      4             41,593             41,523             42,665
      5             41,676             41,589             42,752
      6             41,913             41,876             43,059
      7             42,113             42,035             43,229
      8             42,298             42,161             43,377
      9             42,660             42,541             43,770
     10             43,167             42,979             44,263
     11             43,454             43,318             44,602
     12             43,424             43,318             44,602
  97: 1             43,663             43,509             44,812
      2             43,781             43,635             44,915
      3             43,770             43,587             44,897
      4             44,072             43,918             45,264
      5             44,339             44,217             45,573
      6             44,610             44,504             45,887
      7             44,949             44,990             46,391
      8             45,058             45,012             46,434
      9             45,308             45,341             46,786
     10             45,582             45,594             47,134
     11             45,699             45,699             47,248
     12             45,830             45,960             47,571
  98: 1             46,237             46,360             48,033
      2             46,299             46,411             48,074
      3             46,405             46,587             48,270
      4             46,609             46,792             48,496
      5             46,809             47,035             48,754
      6             46,993             47,242             49,008
      7             47,245             47,436             49,237
      8             47,568             47,759             49,856
      9             48,073             48,322             50,517
     10             48,127             48,298             50,765
     11             48,294             48,399             50,720
     12             48,549             48,578             50,899
  99: 1             48,776             48,797             51,101
      2             48,619             48,587             50,852
      3             48,975             48,952             51,205
      4             49,153             49,133             51,370
      5             49,241             49,039             51,337
      6             49,400             49,118             51,497
      7             49,529             49,162             51,660
      8             49,635             49,241             51,810
      9             49,911             49,590             52,147
     10             50,049             49,709             52,285
     11             50,225             49,854             52,384
     12             50,384             49,933             52,459
  00: 1             50,372             49,918             52,440
      2             50,654             50,238             52,789
      3             50,900             50,524             53,116
      4             50,924             50,544             53,254
      5             51,077             50,676             53,473
      6             51,628             51,259             54,028
      7             51,849             51,566             54,370
      8             52,199             51,968             54,771
      9             52,591             52,394             55,165
     10             52,558             52,536             55,461
     11             52,957             52,982             55,986
     12             53,567             53,602             56,653
  01: 1             54,262             54,321             57,363
      2             54,554             54,668             57,736
      3             55,012             55,045             58,218
      4             55,174             55,167             58,373
      5             55,546             55,492             58,702
      6             55,772             55,692             58,902
      7             56,416             56,388             59,563
      8             56,842             56,715             59,906
      9             57,532             57,288             60,892
     10             58,154             57,746             61,467
     11             57,958             57,486             61,335
     12             58,039             57,412             61,356
  02: 1             58,245             57,578             61,481
      2             58,318             57,751             61,778
      3            $58,065            $57,422            $61,361

--------------------------------------------------------------------------------
Government Short Duration
--------------------------------------------------------------------------------

Growth of $25,000(1)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                      Merrill Lynch
                Government       Lipper Short        1-3 Yr Treasury
               Short Duration    U.S. Gov't Bond          Index
Yr:Month     (after all costs)      Composite       (before all costs)
----------------------------------------------------------------------
  89: 1           $25,000           $25,000           $25,000
      2            25,037            25,003            25,000
      3            25,129            25,108            25,115
      4            25,460            25,469            25,499
      5            25,740            25,660            25,882
      6            26,140            26,104            26,366
      7            26,441            26,464            26,756
      8            26,361            26,292            26,590
      9            26,520            26,432            26,747
     10            26,880            26,839            27,151
     11            27,044            27,051            27,394
     12            27,176            27,156            27,503
  90: 1            27,196            27,115            27,525
      2            27,327            27,240            27,654
      3            27,434            27,322            27,748
      4            27,496            27,352            27,802
      5            27,854            27,759            28,227
      6            28,097            28,043            28,524
      7            28,393            28,371            28,880
      8            28,515            28,416            28,967
      9            28,718            28,626            29,205
     10            28,997            28,918            29,526
     11            29,267            29,236            29,816
     12            29,615            29,564            30,177
  91: 1            29,844            29,833            30,454
      2            30,055            30,003            30,635
      3            30,219            30,168            30,841
      4            30,472            30,446            31,133
      5            30,636            30,616            31,321
      6            30,723            30,680            31,450
      7            30,984            30,972            31,724
      8            31,393            31,396            32,159
      9            31,724            31,763            32,506
     10            32,079            32,081            32,854
     11            32,424            32,386            33,196
     12            32,938            32,917            33,700
  92: 1            32,804            32,723            33,649
      2            32,839            32,808            33,767
      3            32,737            32,765            33,753
      4            33,115            33,034            34,064
      5            33,472            33,381            34,374
      6            33,845            33,698            34,724
      7            34,198            34,102            35,113
      8            34,285            34,382            35,422
      9            34,441            34,660            35,759
     10            34,362            34,390            35,544
     11            34,439            34,335            35,486
     12            34,707            34,665            35,823
  93: 1            34,953            35,101            36,196
      2            35,181            35,435            36,505
      3            35,253            35,548            36,615
      4            35,350            35,747            36,842
      5            35,422            35,704            36,739
      6            35,715            36,036            37,009
      7            35,869            36,134            37,095
      8            36,165            36,488            37,419
      9            36,200            36,590            37,540
     10            36,319            36,652            37,614
     11            36,212            36,546            37,623
     12            36,304            36,677            37,762
  94: 1            36,510            36,927            38,005
      2            36,334            36,620            37,762
      3            36,234            36,243            37,574
      4            36,125            35,986            37,441
      5            36,150            35,921            37,494
      6            36,234            35,918            37,605
      7            36,530            36,208            37,928
      8            36,624            36,292            38,062
      9            36,508            36,165            37,975
     10            36,590            36,186            38,061
     11            36,428            36,042            37,891
     12            36,456            36,121            37,977
  95: 1            36,932            36,569            38,505
      2            37,399            37,092            39,034
      3            37,583            37,285            39,252
      4            37,914            37,605            39,602
      5            38,495            38,346            40,294
      6            38,766            38,538            40,510
      7            38,855            38,584            40,678
      8            39,066            38,866            40,920
      9            39,262            39,087            41,119
     10            39,568            39,435            41,466
     11            39,866            39,814            41,833
     12            40,142            40,144            42,154
  96: 1            40,350            40,433            42,512
      2            40,231            40,247            42,332
      3            40,246            40,199            42,295
      4            40,224            40,207            42,330
      5            40,271            40,255            42,417
      6            40,527            40,525            42,722
      7            40,681            40,659            42,890
      8            40,820            40,768            43,037
      9            41,133            41,119            43,427
     10            41,580            41,551            43,916
     11            41,856            41,871            44,253
     12            41,783            41,858            44,253
  97: 1            42,006            42,055            44,460
      2            42,113            42,164            44,563
      3            42,103            42,088            44,545
      4            42,392            42,396            44,909
      5            42,650            42,646            45,215
      6            42,913            42,872            45,527
      7            43,241            43,318            46,027
      8            43,314            43,335            46,070
      9            43,549            43,634            46,419
     10            43,848            43,939            46,764
     11            43,927            44,036            46,878
     12            44,142            44,252            47,198
  98: 1            44,461            44,628            47,656
      2            44,515            44,659            47,697
      3            44,648            44,807            47,891
      4            44,808            44,981            48,116
      5            44,995            45,211            48,372
      6            45,198            45,410            48,624
      7            45,430            45,591            48,851
      8            45,805            46,056            49,465
      9            46,316            46,618            50,121
     10            46,453            46,698            50,367
     11            46,485            46,688            50,323
     12            46,594            46,824            50,501
  99: 1            46,768            47,048            50,700
      2            46,628            46,865            50,453
      3            46,939            47,141            50,804
      4            47,114            47,325            50,967
      5            47,097            47,283            50,935
      6            47,215            47,297            51,094
      7            47,341            47,358            51,256
      8            47,440            47,444            51,404
      9            47,735            47,742            51,738
     10            47,869            47,867            51,875
     11            47,990            47,991            51,974
     12            48,031            48,005            52,048
  00: 1            48,030            48,039            52,029
      2            48,302            48,313            52,375
      3            48,542            48,695            52,700
      4            48,731            48,870            52,837
      5            48,873            48,953            53,054
      6            49,312            49,442            53,605
      7            49,561            49,734            53,943
      8            49,931            50,102            54,342
      9            50,263            50,463            54,732
     10            50,514            50,751            55,026
     11            50,972            51,248            55,547
     12            51,554            51,781            56,209
  01: 1            52,181            52,444            56,914
      2            52,467            52,842            57,284
      3            52,789            53,180            57,761
      4            52,912            53,329            57,916
      5            53,156            53,639            58,242
      6            53,269            53,783            58,440
      7            53,854            54,354            59,096
      8            54,257            54,647            59,436
      9            55,098            55,363            60,415
     10            55,623            55,845            60,986
     11            55,426            55,638            60,854
     12            55,446            55,582            60,875
   02:1            55,589            55,755            60,999
      2            55,865            56,033            61,293
      3           $55,582           $55,708           $60,880

(1) Past performance is not predictive of future results. The Lipper composites are the equal-weighted average returns of the funds in the cited categories. Indexes are theoretical measures of stock- and bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. For International Value, the index is the MSCI EAFE Index, GDP-weighted with currencies half-hedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free Index. Fixed-income indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities; the Merrill Lynch 1-3 Year Treasury Index, which includes short-term Treasury bonds; the Lehman Brothers Five-Year G/O Index, which includes general-obligation municipal bonds at five-year maturities; and the Lehman Brothers One-Year Municipal Index, which includes municipal bonds with maturities of up to 1.99 years.


--------------------------------------------------------------------------------


4 Sanford C. Bernstein Fund, Inc.

Municipal-Bond Portfolios (Intermediate and Short-Term)

Diversified Municipal

Growth of  25,000(1)

                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                     Lehman
                                    Lipper          Brothers
               Diversified       Intermediate       Five-year
                Municipal         Municipal         G/O Index
Yr:Month   (after all costs)      Composite      (before all costs)
-------------------------------------------------------------------
  89: 1           $25,000           $25,000           $25,000
      2            24,863            24,893            24,735
      3            24,736            24,820            24,577
      4            25,164            25,212            24,999
      5            25,550            25,550            25,454
      6            25,878            25,829            25,734
      7            26,189            26,128            26,110
      8            26,027            26,011            26,008
      9            25,973            25,972            26,021
     10            26,266            26,203            26,250
     11            26,602            26,510            26,584
     12            26,769            26,743            26,799
  90: 1            26,669            26,679            26,812
      2            26,843            26,884            27,013
      3            26,823            26,868            26,930
      4            26,741            26,723            26,841
      5            27,152            27,177            27,332
      6            27,351            27,405            27,532
      7            27,637            27,748            27,859
      8            27,510            27,501            27,764
      9            27,622            27,592            27,823
     10            28,022            27,934            28,232
     11            28,403            28,375            28,638
     12            28,590            28,517            28,744
  91: 1            28,933            28,845            29,167
      2            29,187            29,096            29,432
      3            29,102            29,111            29,365
      4            29,448            29,416            29,732
      5            29,565            29,622            29,883
      6            29,545            29,593            29,877
      7            29,774            29,856            30,176
      8            30,144            30,166            30,565
      9            30,443            30,504            30,941
     10            30,652            30,758            31,176
     11            30,818            30,841            31,276
     12            31,500            31,433            31,980
  92: 1            31,450            31,521            32,041
      2            31,425            31,555            32,060
      3            31,229            31,489            31,954
      4            31,393            31,732            32,235
      5            31,803            32,068            32,525
      6            32,239            32,520            32,994
      7            33,167            33,486            33,858
      8            32,915            33,148            33,604
      9            33,154            33,343            33,816
     10            32,796            33,067            33,708
     11            33,281            33,622            34,116
     12            33,560            33,915            34,354
  93: 1            33,893            34,298            34,725
      2            34,711            35,320            35,632
      3            34,381            34,938            35,229
      4            34,587            35,225            35,455
      5            34,642            35,362            35,579
      6            35,137            35,875            36,059
      7            35,040            35,879            36,084
      8            35,639            36,542            36,575
      9            36,007            36,966            36,838
     10            36,062            37,044            36,894
     11            35,883            36,807            36,787
     12            36,391            37,436            37,291
  94: 1            36,706            37,833            37,641
      2            36,065            37,008            36,937
      3            35,366            35,957            36,114
      4            35,368            36,141            36,478
      5            35,587            36,408            36,683
      6            35,483            36,303            36,598
      7            35,871            36,760            36,997
      8            36,012            36,903            37,175
      9            35,719            36,527            36,896
     10            35,420            36,100            36,689
     11            35,020            35,562            36,454
     12            35,475            36,091            36,775
  95: 1            36,132            36,799            37,128
      2            36,876            37,572            37,667
      3            37,259            37,910            38,266
      4            37,321            37,974            38,369
      5            38,266            38,878            39,209
      6            38,107            38,734            39,241
      7            38,458            39,094            39,790
      8            38,841            39,478            40,192
      9            38,993            39,651            40,312
     10            39,376            40,032            40,482
     11            39,818            40,464            40,826
     12            40,075            40,735            41,050
  96: 1            40,373            41,078            41,539
      2            40,264            40,946            41,398
      3            39,891            40,483            41,178
      4            39,808            40,406            41,116
      5            39,813            40,386            41,067
      6            40,080            40,629            41,359
      7            40,366            40,986            41,632
      8            40,331            40,994            41,719
      9            40,701            41,343            42,032
     10            41,035            41,740            42,423
     11            41,640            42,362            43,012
     12            41,532            42,234            42,948
  97: 1            41,687            42,323            43,064
      2            41,938            42,632            43,370
      3            41,599            42,189            42,880
      4            41,851            42,396            43,094
      5            42,281            42,900            43,564
      6            42,594            43,286            43,947
      7            43,376            44,230            44,743
      8            43,145            43,867            44,505
      9            43,532            44,319            44,906
     10            43,687            44,523            45,180
     11            43,832            44,687            45,324
     12            44,307            45,246            45,732
  98: 1            44,617            45,626            46,135
      2            44,677            45,644            46,190
      3            44,709            45,644            46,269
      4            44,638            45,402            46,047
      5            45,043            46,043            46,595
      6            45,175            46,172            46,739
      7            45,297            46,250            46,907
      8            45,750            46,925            47,541
      9            46,137            47,432            48,025
     10            46,223            47,418            48,126
     11            46,252            47,503            48,194
     12            46,356            47,665            48,406
  99: 1            46,841            48,208            48,895
      2            46,767            47,933            48,836
      3            46,802            47,890            48,904
      4            46,924            48,020            49,046
      5            46,795            47,731            48,879
      6            46,390            47,049            48,337
      7            46,545            47,265            48,593
      8            46,470            47,029            48,593
      9            46,491            47,048            48,763
     10            46,295            46,704            48,656
     11            46,673            47,097            48,914
     12            46,566            46,875            48,752
  00: 1            46,487            46,655            48,730
      2            46,726            47,010            48,880
      3            47,350            47,672            49,318
      4            47,262            47,482            49,221
      5            47,130            47,263            49,201
      6            47,949            48,251            50,111
      7            48,407            48,791            50,657
      8            48,906            49,387            51,189
      9            48,835            49,239            51,103
     10            49,220            49,608            51,466
     11            49,438            49,841            51,666
     12            50,202            50,888            52,496
  01: 1            50,751            51,447            53,404
      2            50,902            51,597            53,533
      3            51,338            51,999            53,960
      4            51,049            51,479            53,340
      5            51,567            51,989            53,863
      6            51,819            52,321            54,089
      7            52,344            52,949            54,679
      8            52,978            53,749            55,389
      9            53,051            53,663            55,517
     10            53,461            54,162            55,922
     11            53,192            53,572            55,525
     12            52,957            53,170            55,258
  02: 1            53,596            53,935            56,143
      2            54,046            54,556            56,732
      3           $53,304           $53,552           $56,006

California Municipal

Growth of  25,000(1)

                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                     Lipper         Lehman
                                  Intermediate     Brothers
                   California      California      Five-Year
                    Municipal       Municipal      G/O Index
     Yr:Month   (after all costs)   Composite   (before all costs)
------------------------------------------------------------------
       90: 8         $25,000         $25,000        $25,000
           9          25,155          24,988         25,053
          10          25,459          25,452         25,421
          11          25,844          26,015         25,787
          12          26,072          26,127         25,882
       91: 1          26,340          26,424         26,263
           2          26,649          26,557         26,502
           3          26,566          26,578         26,441
           4          26,814          26,942         26,771
           5          26,937          27,184         26,908
           6          26,889          27,108         26,902
           7          27,112          27,472         27,171
           8          27,378          27,796         27,522
           9          27,686          28,168         27,860
          10          27,891          28,430         28,072
          11          27,989          28,510         28,162
          12          28,558          29,051         28,796
       92: 1          28,610          29,133         28,850
           2          28,600          29,153         28,868
           3          28,370          29,074         28,772
           4          28,578          29,278         29,026
           5          28,916          29,571         29,287
           6          29,279          29,952         29,709
           7          30,091          30,776         30,487
           8          29,901          30,440         30,258
           9          30,111          30,626         30,449
          10          29,803          30,292         30,352
          11          30,239          30,792         30,719
          12          30,500          31,054         30,934
       93: 1          30,820          31,389         31,268
           2          31,647          32,347         32,084
           3          31,314          32,001         31,721
           4          31,469          32,253         31,924
           5          31,577          32,369         32,036
           6          31,950          32,826         32,469
           7          31,855          32,796         32,491
           8          32,374          33,423         32,933
           9          32,702          33,820         33,170
          10          32,727          33,875         33,220
          11          32,544          33,637         33,124
          12          33,015          34,240         33,578
       94: 1          33,326          34,609         33,893
           2          32,694          33,838         33,259
           3          32,066          32,890         32,518
           4          32,043          33,025         32,846
           5          32,213          33,246         33,030
           6          32,168          33,140         32,954
           7          32,562          33,617         33,313
           8          32,664          33,745         33,473
           9          32,381          33,428         33,222
          10          32,096          32,970         33,036
          11          31,737          32,459         32,825
          12          31,975          32,825         33,114
       95: 1          32,592          33,495         33,431
           2          33,414          34,239         33,916
           3          33,727          34,578         34,455
           4          33,804          34,626         34,549
           5          34,674          35,481         35,305
           6          34,446          35,258         35,333
           7          34,807          35,635         35,828
           8          35,120          36,027         36,190
           9          35,330          36,229         36,298
          10          35,701          36,624         36,451
          11          36,150          37,048         36,761
          12          36,362          37,252         36,963
       96: 1          36,708          37,584         37,403
           2          36,580          37,460         37,276
           3          36,160          37,029         37,078
           4          36,109          36,999         37,022
           5          36,084          36,988         36,978
           6          36,350          37,240         37,241
           7          36,604          37,571         37,486
           8          36,626          37,571         37,565
           9          36,955          37,879         37,847
          10          37,284          38,266         38,199
          11          37,797          38,874         38,730
          12          37,716          38,730         38,672
       97: 1          37,822          38,804         38,776
           2          38,042          39,052         39,051
           3          37,705          38,681         38,610
           4          37,898          38,863         38,803
           5          38,309          39,372         39,226
           6          38,619          39,730         39,571
           7          39,374          40,648         40,288
           8          39,162          40,307         40,074
           9          39,476          40,710         40,435
          10          39,611          40,820         40,681
          11          39,739          40,987         40,812
          12          40,108          41,479         41,179
       98: 1          40,439          41,869         41,541
           2          40,519          41,927         41,591
           3          40,487          41,856         41,662
           4          40,393          41,617         41,462
           5          40,840          42,192         41,955
           6          40,959          42,302         42,085
           7          41,068          42,428         42,237
           8          41,530          43,065         42,807
           9          41,989          43,702         43,244
          10          42,030          43,641         43,334
          11          42,140          43,759         43,395
          12          42,163          43,776         43,586
       99: 1          42,589          44,289         44,026
           2          42,484          44,080         43,973
           3          42,539          44,147         44,035
           4          42,586          44,182         44,163
           5          42,376          43,912         44,012
           6          42,044          43,289         43,524
           7          42,208          43,527         43,755
           8          42,105          43,335         43,755
           9          42,243          43,491         43,908
          10          42,035          43,122         43,811
          11          42,342          43,505         44,043
          12          42,137          43,192         43,898
       00: 1          42,158          43,218         43,878
           2          42,497          43,581         44,013
           3          43,082          44,261         44,407
           4          42,842          44,000         44,320
           5          42,874          43,987         44,302
           6          43,594          44,937         45,121
           7          43,999          45,458         45,613
           8          44,600          46,163         46,092
           9          44,540          45,983         46,015
          10          44,798          46,277         46,342
          11          45,055          46,504         46,522
          12          45,731          47,336         47,269
       01: 1          46,213          47,937         48,087
           2          46,311          47,995         48,202
           3          46,529          48,220         48,587
           4          46,134          47,507         48,330
           5          46,587          48,134         48,808
           6          46,770          48,427         49,023
           7          47,229          49,004         49,572
           8          47,917          49,925         50,237
           9          47,803          49,795         50,362
          10          48,223          50,313         50,735
          11          48,037          49,885         50,359
          12          47,820          49,461         50,097
       02: 1          48,346          50,228         50,899
           2          48,705          50,755         51,464
           3         $47,963         $49,695        $50,430

New York Municipal

Growth of  25,000(1)

                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                     Lipper             Lehman
                                  Intermediate         Brothers
                  New York          New York           Five-Year
                  Municipal        Municipal           G/O Index
Yr:Month      (after all costs)    Composite       (before all costs)
---------------------------------------------------------------------
  89: 1            $25,000           $25,000            $25,000
      2             24,881            24,750             24,735
      3             24,809            24,750             24,577
      4             25,201            25,389             24,999
      5             25,589            25,868             25,454
      6             26,022            26,197             25,734
      7             26,313            26,469             26,110
      8             26,154            26,221             26,008
      9             26,119            26,105             26,021
     10             26,415            26,319             26,250
     11             26,731            26,725             26,584
     12             26,872            26,928             26,799
  90: 1             26,733            26,658             26,812
      2             26,912            26,888             27,013
      3             26,920            26,842             26,930
      4             26,800            26,514             26,841
      5             27,193            27,167             27,332
      6             27,412            27,463             27,532
      7             27,703            27,960             27,859
      8             27,579            27,420             27,764
      9             27,718            27,341             27,823
     10             28,096            27,620             28,232
     11             28,494            28,222             28,638
     12             28,658            28,323             28,744
  91: 1             28,979            28,706             29,167
      2             29,257            28,878             29,432
      3             29,267            28,985             29,365
      4             29,548            29,437             29,732
      5             29,712            29,664             29,883
      6             29,717            29,634             29,877
      7             29,973            30,117             30,176
      8             30,301            30,554             30,565
      9             30,585            31,015             30,941
     10             30,796            31,313             31,176
     11             30,916            31,354             31,276
     12             31,642            31,999             31,980
  92: 1             31,552            31,823             32,041
      2             31,632            31,941             32,060
      3             31,492            32,043             31,954
      4             31,761            32,383             32,235
      5             32,079            32,856             32,525
      6             32,544            33,536             32,994
      7             33,479            34,763             33,858
      8             33,211            34,235             33,604
      9             33,432            34,338             33,816
     10             33,106            34,018             33,708
     11             33,551            34,586             34,116
     12             33,820            34,901             34,354
  93: 1             34,138            35,271             34,725
      2             35,046            36,294             35,632
      3             34,698            35,960             35,229
      4             34,941            36,233             35,455
      5             35,058            36,415             35,579
      6             35,516            36,884             36,059
      7             35,424            36,873             36,084
      8             35,981            37,507             36,575
      9             36,334            37,822             36,838
     10             36,393            37,909             36,894
     11             36,170            37,652             36,787
     12             36,714            38,296             37,291
  94: 1             37,013            38,701             37,641
      2             36,374            37,916             36,937
      3             35,650            36,903             36,114
      4             35,660            37,092             36,478
      5             35,938            37,388             36,683
      6             35,864            37,317             36,598
      7             36,314            37,761             36,997
      8             36,384            37,882             37,175
      9             36,038            37,503             36,896
     10             35,665            37,068             36,689
     11             35,237            36,527             36,454
     12             35,779            37,053             36,775
  95: 1             36,416            37,661             37,128
      2             37,197            38,418             37,667
      3             37,522            38,718             38,266
      4             37,644            38,795             38,369
      5             38,626            39,714             39,209
      6             38,465            39,583             39,241
      7             38,791            39,971             39,790
      8             39,206            40,395             40,192
      9             39,330            40,548             40,312
     10             39,721            40,950             40,482
     11             40,171            41,392             40,826
     12             40,419            41,641             41,050
  96: 1             40,725            41,990             41,539
      2             40,529            41,801             41,398
      3             40,181            41,379             41,178
      4             40,131            41,263             41,116
      5             40,108            41,201             41,067
      6             40,379            41,482             41,359
      7             40,673            41,884             41,632
      8             40,646            41,859             41,719
      9             41,026            42,269             42,032
     10             41,401            42,654             42,423
     11             41,928            43,336             43,012
     12             41,845            43,176             42,948
  97: 1             41,973            43,228             43,064
      2             42,260            43,560             43,370
      3             41,887            43,094             42,880
      4             42,143            43,318             43,094
      5             42,548            43,886             43,564
      6             42,870            44,312             43,947
      7             43,663            45,344             44,743
      8             43,396            44,950             44,505
      9             43,790            45,417             44,906
     10             43,981            45,576             45,180
     11             44,099            45,758             45,324
     12             44,582            46,349             45,732
  98: 1             44,931            46,743             46,135
      2             44,962            46,757             46,190
      3             44,995            46,710             46,269
      4             44,826            46,402             46,047
      5             45,370            47,125             46,595
      6             45,542            47,281             46,739
      7             45,602            47,333             46,907
      8             46,164            48,052             47,541
      9             46,556            48,624             48,025
     10             46,675            48,610             48,126
     11             46,771            48,673             48,194
     12             46,904            48,863             48,406
  99: 1             47,428            49,444             48,895
      2             47,282            49,157             48,836
      3             47,314            49,103             48,904
      4             47,407            49,226             49,046
      5             47,208            48,931             48,879
      6             46,726            48,216             48,337
      7             46,917            48,443             48,593
      8             46,840            48,244             48,593
      9             46,899            48,288             48,763
     10             46,668            47,877             48,656
     11             47,056            48,318             48,914
     12             46,889            48,076             48,752
  00: 1             46,846            47,874             48,730
      2             47,163            48,257             48,880
      3             47,763            49,044             49,318
      4             47,601            48,789             49,221
      5             47,533            48,594             49,201
      6             48,395            49,702             50,111
      7             48,825            50,298             50,657
      8             49,329            50,982             51,189
      9             49,211            50,798             51,103
     10             49,604            51,276             51,466
     11             49,853            51,543             51,666
     12             50,731            52,707             52,496
  01: 1             51,284            53,340             53,404
      2             51,357            53,420             53,533
      3             51,756            53,895             53,960
      4             51,494            53,416             53,674
      5             51,972            53,977             54,206
      6             52,182            54,284             54,444
      7             52,669            54,909             55,054
      8             53,305            55,782             55,792
      9             53,144            55,369             55,931
     10             53,632            55,884             56,345
     11             53,277            55,353             55,928
     12             53,036            54,921             55,637
  02: 1             53,758            55,816             56,527
      2             54,287            56,525             57,155
      3            $53,522           $55,400            $56,006

Short Duration Diversified Municipal

Growth of $25,000(1)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                  Lehman
                  Short                          Brothers
                Duration         Lipper          One-Year
               Diversified      Short-Term       Municipal
                Municipal       Municipal          Index
Yr:Month    (after all costs)   Composite    (before all costs)
---------------------------------------------------------------
  94:10          $25,000         $25,000         $25,000
     11           25,015          24,918          25,038
     12           25,112          25,007          25,102
  95: 1           25,255          25,187          25,231
      2           25,462          25,424          25,402
      3           25,617          25,584          25,570
      4           25,684          25,669          25,663
      5           25,959          25,938          25,904
      6           26,072          26,032          25,992
      7           26,204          26,185          26,182
      8           26,314          26,313          26,321
      9           26,366          26,377          26,394
     10           26,479          26,503          26,502
     11           26,616          26,662          26,628
     12           26,709          26,777          26,728
  96: 1           26,844          26,937          26,881
      2           26,878          26,970          26,946
      3           26,869          26,919          26,964
      4           26,901          26,948          27,028
      5           26,968          27,007          27,096
      6           27,053          27,105          27,228
      7           27,168          27,229          27,343
      8           27,206          27,289          27,396
      9           27,336          27,423          27,520
     10           27,441          27,574          27,661
     11           27,608          27,745          27,828
     12           27,657          27,789          27,888
  97: 1           27,786          27,886          28,049
      2           27,854          28,006          28,139
      3           27,827          27,934          28,125
      4           27,913          28,029          28,238
      5           28,058          28,199          28,380
      6           28,167          28,343          28,493
      7           28,298          28,573          28,668
      8           28,335          28,573          28,704
      9           28,477          28,767          28,852
     10           28,564          28,871          28,963
     11           28,624          28,957          29,052
     12           28,752          29,114          29,182
  98: 1           28,882          29,262          29,335
      2           28,971          29,332          29,437
      3           29,036          29,394          29,521
      4           29,078          29,394          29,557
      5           29,204          29,576          29,711
      6           29,271          29,677          29,820
      7           29,379          29,772          29,922
      8           29,512          29,986          30,103
      9           29,622          30,142          30,246
     10           29,727          30,245          30,389
     11           29,813          30,302          30,480
     12           29,885          30,402          30,566
  99: 1           30,035          30,566          30,737
      2           30,143          30,569          30,847
      3           30,184          30,612          30,873
      4           30,244          30,689          30,944
      5           30,293          30,701          31,005
      6           30,288          30,593          30,977
      7           30,363          30,691          31,088
      8           30,398          30,694          31,164
      9           30,483          30,768          31,269
     10           30,513          30,777          31,337
     11           30,631          30,882          31,434
     12           30,652          30,885          31,460
  00: 1           30,745          30,904          31,580
      2           30,818          31,018          31,675
      3           30,942          31,167          31,812
      4           30,988          31,198          31,888
      5           31,025          31,232          31,941
      6           31,273          31,488          32,203
      7           31,426          31,680          32,383
      8           31,579          31,848          32,549
      9           31,633          31,922          32,621
     10           31,760          32,056          32,775
     11           31,859          32,165          32,899
     12           32,089          32,425          33,144
  01: 1           32,375          32,698          33,537
      2           32,481          32,815          33,648
      3           32,630          32,983          33,822
      4           32,685          33,006          33,888
      5           32,889          33,217          34,129
      6           32,988          33,350          34,262
      7           33,169          33,533          34,413
      8           33,373          33,761          34,619
      9           33,525          33,856          34,789
     10           33,674          33,998          34,940
     11           33,662          33,937          34,972
     12           33,729          33,964          35,059
  02: 1           33,975          34,158          35,343
      2           34,142          34,321          35,470
      3          $33,876         $34,095         $35,221

Short Duration California Municipal

Growth of $25,000(1)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                    Lehman
                  Short                            Brothers
                 Duration          Lipper          One-Year
                California        Short-Term       Municipal
                 Municipal        Municipal          Index
Yr:Month     (after all costs)    Composite    (before all costs)
-----------------------------------------------------------------
  94:10           $25,000          $25,000          $25,000
     11            24,978           24,918           25,038
     12            25,055           25,007           25,102
  95: 1            25,202           25,187           25,231
      2            25,451           25,424           25,402
      3            25,566           25,584           25,570
      4            25,668           25,669           25,663
      5            25,915           25,938           25,904
      6            26,000           26,032           25,992
      7            26,185           26,185           26,182
      8            26,267           26,313           26,321
      9            26,332           26,377           26,394
     10            26,442           26,503           26,502
     11            26,554           26,662           26,628
     12            26,631           26,777           26,728
  96: 1            26,786           26,937           26,881
      2            26,813           26,970           26,946
      3            26,793           26,919           26,964
      4            26,841           26,948           27,028
      5            26,885           27,007           27,096
      6            26,990           27,105           27,228
      7            27,105           27,229           27,343
      8            27,146           27,289           27,396
      9            27,256           27,423           27,520
     10            27,384           27,574           27,661
     11            27,530           27,745           27,828
     12            27,578           27,789           27,888
  97: 1            27,683           27,886           28,049
      2            27,747           28,006           28,139
      3            27,740           27,934           28,125
      4            27,824           28,029           28,238
      5            27,923           28,199           28,380
      6            28,030           28,343           28,493
      7            28,178           28,573           28,668
      8            28,209           28,573           28,704
      9            28,317           28,767           28,852
     10            28,393           28,871           28,963
     11            28,446           28,957           29,052
     12            28,571           29,114           29,182
  98: 1            28,693           29,262           29,335
      2            28,778           29,332           29,437
      3            28,837           29,394           29,521
      4            28,849           29,394           29,557
      5            28,967           29,576           29,711
      6            29,055           29,677           29,820
      7            29,190           29,772           29,922
      8            29,317           29,986           30,103
      9            29,443           30,142           30,246
     10            29,569           30,245           30,389
     11            29,655           30,302           30,480
     12            29,686           30,402           30,566
  99: 1            29,832           30,566           30,737
      2            29,915           30,569           30,847
      3            29,929           30,612           30,873
      4            30,007           30,689           30,944
      5            30,024           30,701           31,005
      6            30,014           30,593           30,977
      7            30,115           30,691           31,088
      8            30,168           30,694           31,164
      9            30,296           30,768           31,269
     10            30,326           30,777           31,337
     11            30,393           30,882           31,434
     12            30,388           30,885           31,460
  00: 1            30,497           30,904           31,580
      2            30,614           31,018           31,675
      3            30,727           31,167           31,812
      4            30,740           31,198           31,888
      5            30,816           31,232           31,941
      6            31,059           31,488           32,203
      7            31,208           31,680           32,383
      8            31,386           31,848           32,549
      9            31,467           31,922           32,621
     10            31,593           32,056           32,775
     11            31,694           32,165           32,899
     12            31,870           32,425           33,144
  01: 1            32,171           32,698           33,537
      2            32,271           32,815           33,648
      3            32,396           32,983           33,822
      4            32,398           33,006           33,888
      5            32,599           33,217           34,129
      6            32,695           33,350           34,262
      7            32,847           33,533           34,413
      8            32,989           33,761           34,619
      9            33,081           33,856           34,789
     10            33,191           33,998           34,940
     11            33,237           33,937           34,972
     12            33,276           33,964           35,059
  02: 1            33,493           34,158           35,343
      2            33,548           34,321           35,470
      3           $33,359          $34,095          $35,221

Short Duration New York Municipal

Growth of $25,000(1)
                              [LINE CHART OMITTED]

  [The following table was depicted as a line chart in the printed material.]

                                                Lehman
               Short                            Brothers
              Duration          Lipper          One-Year
              New York         Short-Term       Municipal
              Municipal        Municipal         Index
Yr:Month  (after all costs)    Composite    (before all costs)
--------------------------------------------------------------
  94:10       $25,000           $25,000         $25,000
     11        24,970            24,918          25,038
     12        25,062            25,007          25,102
  95: 1        25,212            25,187          25,231
      2        25,450            25,424          25,402
      3        25,582            25,584          25,570
      4        25,659            25,669          25,663
      5        25,882            25,938          25,904
      6        25,984            26,032          25,992
      7        26,124            26,185          26,182
      8        26,221            26,313          26,321
      9        26,284            26,377          26,394
     10        26,374            26,503          26,502
     11        26,496            26,662          26,628
     12        26,583            26,777          26,728
  96: 1        26,736            26,937          26,881
      2        26,803            26,970          26,946
      3        26,783            26,919          26,964
      4        26,806            26,948          27,028
      5        26,871            27,007          27,096
      6        26,956            27,105          27,228
      7        27,075            27,229          27,343
      8        27,073            27,289          27,396
      9        27,213            27,423          27,520
     10        27,350            27,574          27,661
     11        27,486            27,745          27,828
     12        27,520            27,789          27,888
  97: 1        27,636            27,886          28,049
      2        27,707            28,006          28,139
      3        27,685            27,934          28,125
      4        27,779            28,029          28,238
      5        27,890            28,199          28,380
      6        28,005            28,343          28,493
      7        28,140            28,573          28,668
      8        28,158            28,573          28,704
      9        28,300            28,767          28,852
     10        28,388            28,871          28,963
     11        28,448            28,957          29,052
     12        28,553            29,114          29,182
  98: 1        28,687            29,262          29,335
      2        28,755            29,332          29,437
      3        28,823            29,394          29,521
      4        28,844            29,394          29,557
      5        28,970            29,576          29,711
      6        29,061            29,677          29,820
      7        29,150            29,772          29,922
      8        29,282            29,986          30,103
      9        29,391            30,142          30,246
     10        29,497            30,245          30,389
     11        29,565            30,302          30,480
     12        29,628            30,402          30,566
  99: 1        29,781            30,566          30,737
      2        29,847            30,569          30,847
      3        29,914            30,612          30,873
      4        29,957            30,689          30,944
      5        29,988            30,701          31,005
      6        29,966            30,593          30,977
      7        30,052            30,691          31,088
      8        30,096            30,694          31,164
      9        30,167            30,768          31,269
     10        30,205            30,777          31,337
     11        30,309            30,882          31,434
     12        30,310            30,885          31,460
  00: 1        30,388            30,904          31,580
      2        30,484            31,018          31,675
      3        30,582            31,167          31,812
      4        30,632            31,198          31,888
      5        30,692            31,232          31,941
      6        30,918            31,488          32,203
      7        31,067            31,680          32,383
      8        31,192            31,848          32,549
      9        31,266            31,922          32,621
     10        31,385            32,056          32,775
     11        31,507            32,165          32,899
     12        31,759            32,425          33,144
  01: 1        32,012            32,698          33,537
      2        32,116            32,815          33,648
      3        32,288            32,983          33,822
      4        32,286            33,006          33,888
      5        32,508            33,217          34,129
      6        32,600            33,350          34,262
      7        32,751            33,533          34,413
      8        32,941            33,761          34,619
      9        33,002            33,856          34,789
     10        33,170            33,998          34,940
     11        33,153            33,937          34,972
     12        33,188            33,964          35,059
  02: 1        33,432            34,158          35,343
      2        33,545            34,321          35,470
      3       $33,357           $34,095         $35,221

--------------------------------------------------------------------------------

(2) Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have declined to $21,880.

--------------------------------------------------------------------------------

Sanford C. Bernstein Fund, Inc.
Statements of Assets and Liabilities--March 31, 2002 (Unaudited)

                                                                    TAX-MANAGED            INTERNATIONAL              EMERGING
                                                                INTERNATIONAL VALUE            VALUE               MARKETS VALUE
                                                                     PORTFOLIO             PORTFOLIO II              PORTFOLIO
====================================================================================================================================
ASSETS
   Investments in securities at
   value--unaffiliated issuers                                     $ 2,705,734,345         $ 1,535,861,845         $   676,221,779
   Investments in securities at
   value--affiliated issuers (Note 3B) (a)                                       0                       0               1,453,338
   Foreign currency at value (b)                                       133,115,938              46,087,110              12,713,127
   Cash in bank                                                                717                     890                     896
   Receivables:
      Interest                                                               7,335                   6,461                   2,130
      Dividends                                                         10,422,535               6,095,353               2,592,904
      Investment securities sold                                         8,342,532               7,121,565               1,491,874
      Capital shares sold                                                6,176,908               1,281,865               1,245,611
      Foreign withholding tax reclaims                                   1,048,150                 446,877                  28,580
      Margin due from broker on futures contracts                          456,711                 258,978                       0
   Collateral held for securities loaned (Note 1M)                     609,588,585             199,294,860                       0
   Appreciation on foreign currency contracts (Note 3D)                 20,658,480              12,000,918                       0
                                                                   ---------------         ---------------         ---------------
   Total assets                                                      3,495,552,236           1,808,456,722             695,750,239
                                                                   ---------------         ---------------         ---------------
LIABILITIES
   Due to custodian                                                              0                       0                       0
   Payables:
      Dividends to shareholders                                                  0                       0                       0
      Investment securities purchased                                   21,636,512                       0               2,120,078
      Management fee (Note 2A)                                           1,726,364               1,026,311                 578,298
      Shareholder servicing and
      administration fee (Note 2B)                                       1,090,844                 630,067                 263,837
      Accrued expenses                                                     635,026                 376,377                 414,390
      Foreign capital gains taxes                                                0                       0               1,901,670
   Securities lending collateral (Note 1M)                             609,588,585             199,294,860                       0
                                                                   ---------------         ---------------         ---------------
   Total liabilities                                                   634,677,331             201,327,615               5,278,273
                                                                   ---------------         ---------------         ---------------
   NET ASSETS                                                      $ 2,860,874,905         $ 1,607,129,107         $   690,471,966
                                                                   ===============         ===============         ===============
   Cost of investments--unaffiliated issuers (Note 1)              $ 2,587,283,708         $ 1,692,211,333         $   678,288,272
                                                                   ===============         ===============         ===============
   SHARES OF CAPITAL STOCK OUTSTANDING                                 172,203,566             105,746,558              42,404,201
                                                                   ===============         ===============         ===============
   NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                      $         16.61         $         15.20         $         16.28
                                                                   ===============         ===============         ===============
NET ASSETS CONSIST OF:
   Capital stock, at par                                           $       172,205         $       105,747         $        42,404
   Additional paid-in capital                                        2,734,447,802           1,958,573,994             787,686,353
   Undistributed net investment
   income/(excess distributions)                                           879,228              (9,318,724)             (1,590,868)
   Accumulated net realized gain
   (loss) on investments, futures and foreign currencies               (16,995,050)           (198,636,095)            (76,643,041)
   Unrealized appreciation (depreciation) of:
      Investments and futures                                          120,959,185            (155,544,595)            (18,822,521)+
      Foreign currency denominated assets
      and liabilities                                                   21,411,535              11,948,780                (200,361)
                                                                   ---------------         ---------------         ---------------
                                                                   $ 2,860,874,905         $ 1,607,129,107         $   690,471,966
                                                                   ===============         ===============         ===============

                                                                           INTERMEDIATE            SHORT           U.S. GOVERNMENT
                                                                            DURATION           DURATION PLUS       SHORT DURATION
                                                                            PORTFOLIO            PORTFOLIO           PORTFOLIO
====================================================================================================================================
ASSETS
   Investments in securities at
   value--unaffiliated issuers                                           $ 2,848,196,132       $   386,140,666       $   103,924,229
   Investments in securities at
   value--affiliated issuers (Note 3B) (a)                                             0                     0                     0
   Foreign currency at value (b)                                                       0                     0                     0
   Cash in bank                                                                  176,372                37,527                16,651
   Receivables:
      Interest                                                                22,694,942             4,402,725             1,040,010
      Dividends                                                                        0                     0                     0
      Investment securities sold                                             300,737,498            16,255,926             1,228,021
      Capital shares sold                                                      3,461,300               730,800               972,610
      Foreign withholding tax reclaims                                                 0                     0                     0
      Margin due from broker on futures contracts                                      0                48,125                     0
   Collateral held for securities loaned (Note 1M)                                     0                     0                     0
   Appreciation on foreign currency contracts (Note 3D)                                0                     0                     0
                                                                         ---------------       ---------------       ---------------
   Total assets                                                            3,175,266,244           407,615,769           107,181,521
                                                                         ---------------       ---------------       ---------------
LIABILITIES
   Due to custodian                                                                    0                     0                     0
   Payables:
      Dividends to shareholders                                                3,907,376               473,184                91,643
      Investment securities purchased                                      1,032,483,853            34,518,172             6,436,938
      Management fee (Note 2A)                                                   872,948               157,901                42,603
      Shareholder servicing and
      administration fee (Note 2B)                                               184,492                60,664                 7,949
      Accrued expenses                                                           276,201                32,951                 1,224
      Foreign capital gains taxes                                                      0                     0                     0
   Securities lending collateral (Note 1M)                                             0                     0                     0
                                                                         ---------------       ---------------       ---------------
   Total liabilities                                                       1,037,724,870            35,242,872             6,580,357
                                                                         ---------------       ---------------       ---------------
   NET ASSETS                                                            $ 2,137,541,374       $   372,372,897       $   100,601,164
                                                                         ===============       ===============       ===============
   Cost of investments--unaffiliated issuers (Note 1)                    $ 2,873,137,270       $   388,132,762       $   103,716,537
                                                                         ===============       ===============       ===============
   SHARES OF CAPITAL STOCK OUTSTANDING                                       168,026,757            29,708,398             7,830,116
                                                                         ===============       ===============       ===============
   NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                            $         12.72       $         12.53       $         12.85
                                                                         ===============       ===============       ===============
NET ASSETS CONSIST OF:
   Capital stock, at par                                                 $       168,027       $        29,708       $         7,380
   Additional paid-in capital                                              2,231,619,193           378,188,424            99,762,918
   Undistributed net investment
   income/(excess distributions)                                              (9,697,938)           (1,512,165)               53,283
   Accumulated net realized gain
   (loss) on investments, futures and foreign currencies                     (59,606,770)           (2,665,173)              569,441
   Unrealized appreciation (depreciation) of:
      Investments and futures                                                (24,941,138)           (1,667,897)              207,692
      Foreign currency denominated assets
      and liabilities                                                                  0                     0                     0
                                                                         ---------------       ---------------       ---------------
                                                                         $ 2,137,541,374       $   372,372,897       $   100,601,164
                                                                         ===============       ===============       ===============

                                                                                SHORT                 SHORT              SHORT
                                                                              DURATION               DURATION           DURATION
                                                                             DIVERSIFIED            CALIFORNIA          NEW YORK
                                                                              MUNICIPAL             MUNICIPAL           MUNICIPAL
                                                                              PORTFOLIO             PORTFOLIO           PORTFOLIO
====================================================================================================================================
ASSETS
   Investments in securities at
   value--unaffiliated issuers                                              $ 192,259,548        $  59,569,116        $ 101,187,396
   Investments in securities at
   value--affiliated issuers (Note 3B) (a)                                              0                    0                    0
   Foreign currency at value (b)                                                        0                    0                    0
   Cash in bank                                                                    53,994              429,214                    0
   Receivables:
      Interest                                                                  2,578,726              924,712            1,401,547
      Dividends                                                                         0                    0                    0
      Investment securities sold                                                  200,000              640,000            1,061,331
      Capital shares sold                                                         814,652                6,100               61,650
      Foreign withholding tax reclaims                                                  0                    0                    0
      Margin due from broker on futures contracts                                       0                    0                    0
   Collateral held for securities loaned (Note 1M)                                      0                    0                    0
   Appreciation on foreign currency contracts (Note 3D)                                 0                    0                    0
                                                                            -------------        -------------        -------------
   Total assets                                                               195,906,920           61,569,142          103,711,924
                                                                            -------------        -------------        -------------

LIABILITIES
   Due to custodian                                                                     0                    0               10,326
   Payables:
      Dividends to shareholders                                                   163,193               48,953               83,737
      Investment securities purchased                                           2,408,506              205,264                    0
      Management fee (Note 2A)                                                     66,727               21,454               35,595
      Shareholder servicing and
      administration fee (Note 2B)                                                 30,645                9,625               16,379
      Accrued expenses                                                             17,499               27,335               18,666
      Foreign capital gains taxes                                                       0                    0                    0
   Securities lending collateral (Note 1M)                                              0                    0                    0
                                                                            -------------        -------------        -------------
   Total liabilities                                                            2,686,570              312,631              164,703
                                                                            -------------        -------------        -------------

   NET ASSETS                                                               $ 193,220,350        $  61,256,511        $ 103,547,221
                                                                            =============        =============        =============
   Cost of investments--unaffiliated issuers (Note 1)                       $ 191,715,376        $  59,349,212        $ 100,473,227
                                                                            =============        =============        =============
   SHARES OF CAPITAL STOCK OUTSTANDING                                         15,311,697            4,864,894            8,295,928
                                                                            =============        =============        =============
   NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                               $       12.62        $       12.59        $       12.48
                                                                            =============        =============        =============
   NET ASSETS CONSIST OF:
   Capital stock, at par                                                    $      15,312        $       4,865        $       8,296
   Additional paid-in capital                                                 192,222,299           61,073,375          103,471,779
   Undistributed net investment
   income/(excess distributions)                                                  (11,140)             (18,340)                (766)
   Accumulated net realized gain
   (loss) on investments, futures and foreign currencies                          449,707              (23,293)            (646,257)
   Unrealized appreciation (depreciation) of:
      Investments and futures                                                     544,172              219,904              714,169
      Foreign currency denominated assets
      and liabilities                                                                   0                    0                    0
                                                                            -------------        -------------        -------------
                                                                            $ 193,220,350        $  61,256,511        $ 103,547,221
                                                                            =============        =============        =============

(a) Cost: $16,002,453 (Note 1)
(b) Cost: $132,377,934; $46,133,712; and $13,263,969, respectively (Note 1)
+ Net of accrued foreign capital gains taxes of $1,901,670

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.
--------------------------------------------------------------------------------

6 & 7 Sanford C. Bernstein Fund, Inc. 2002 Semiannual Report

Sanford C. Bernstein Fund, Inc.
Statements of Assets and Liabilities--March 31, 2002 (Unaudited) (continued)


                                                                 DIVERSIFIED MUNICIPAL   CALIFORNIA MUNICIPAL     NEW YORK MUNICIPAL
                                                                       PORTFOLIO               PORTFOLIO               PORTFOLIO
====================================================================================================================================
ASSETS
   Investments in securities at
   value--unaffiliated issuers                                      $ 1,534,611,502         $   557,881,042         $   825,096,045
   Cash in bank                                                              96,996                   8,750                 112,550
   Receivables:
      Interest                                                           21,443,364               6,774,068              11,147,953
      Investment securities sold                                            825,000               1,439,927              10,726,000
      Capital shares sold                                                 7,631,521               3,244,879               4,338,322
                                                                    ---------------         ---------------         ---------------
   Total assets                                                       1,564,608,383             569,348,666             851,420,870
                                                                    ---------------         ---------------         ---------------
LIABILITIES
   Payables:
      Dividends to shareholders                                           1,808,048                 577,625                 952,999
      Investment securities purchased                                    16,409,375              22,625,729               8,673,601
      Capital shares redeemed                                               304,974                       0                       0
      Management fee (Note 2)                                               508,156                 188,524                 288,194
      Shareholder servicing and
      administration fee (Note 2)                                           240,946                  86,229                 132,440
      Accrued expenses                                                       81,013                  18,624                  56,524
                                                                    ---------------         ---------------         ---------------
   Total liabilities                                                     19,352,512              23,496,731              10,103,758
                                                                    ---------------         ---------------         ---------------
   NET ASSETS (c)                                                   $ 1,545,255,871         $   545,851,935         $   841,317,112
                                                                    ===============         ===============         ===============
   Cost of investments--unaffiliated
   issuers (Note 1)                                                 $ 1,497,294,715         $   548,369,829         $   805,085,163
                                                                    ===============         ===============         ===============
NET ASSETS CONSIST OF:
   Capital stock, at par                                            $       111,696         $        38,960         $        61,551
   Additional paid-in capital                                         1,515,465,687             535,718,274             826,528,640
   Undistributed net investment
   income/(excess distributions)                                             24,852                 (34,764)                  4,122
   Accumulated net realized gain (loss)
   on investments                                                        (7,663,151)                618,252              (5,288,083)
   Unrealized appreciation (depreciation)
   of investments                                                        37,316,787               9,511,213              20,010,882
                                                                    ---------------         ---------------         ---------------
                                                                    $ 1,545,255,871         $   545,851,935         $   841,317,112
                                                                    ===============         ===============         ===============
Municipal Class Shares
   Net Assets                                                       $ 1,504,555,227         $   534,213,342         $   822,025,198
                                                                    ===============         ===============         ===============
   Shares of capital stock outstanding                                  108,755,100              38,129,122              60,138,994
                                                                    ===============         ===============         ===============

Alliance Intermediate Municipal Class A Shares
   Net Assets                                                       $    17,367,521         $     5,204,750         $    10,635,215
                                                                    ===============         ===============         ===============
   Shares of capital stock outstanding                                    1,255,025                 371,465                 778,447
                                                                    ===============         ===============         ===============

Alliance Intermediate Municipal Class B Shares
   Net Assets                                                       $    12,496,538         $     3,040,024         $     5,577,439
                                                                    ===============         ===============         ===============
   Shares of capital stock outstanding                                      902,867                 216,955                 408,358
                                                                    ===============         ===============         ===============

Alliance Intermediate Municipal Class C Shares
   Net Assets                                                       $    10,836,585         $     3,393,819         $     3,079,260
                                                                    ===============         ===============         ===============
   Shares of capital stock outstanding                                      783,055                 242,243                 225,339
                                                                    ===============         ===============         ===============


(c) See page 9 for share class information on net asset value, offering and redemption price per share of the Diversified Municipal, California Municipal and New York Municipal Portfolios.

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.

--------------------------------------------------------------------------------

8 Sanford C. Bernstein Fund, Inc.

                                                                DIVERSIFIED      CALIFORNIA           NEW YORK
                                                                 MUNICIPAL        MUNICIPAL           MUNICIPAL
                                                                 PORTFOLIO        PORTFOLIO           PORTFOLIO
===================================================================================================================
CALCULATON OF MAXIMUM OFFERING PRICE

Municipal Class Shares
 Net asset value and offering price per share                   $       13.83    $       14.01       $       13.67
                                                                =============    =============       =============

Alliance Intermediate Municipal Class A Shares
 Net asset value and redemption price per share                 $       13.84    $       14.01       $       13.66
 Sales charge--4.25% of public offering price                             .61              .62                 .61
                                                                -------------    -------------       -------------
 Maximum offering price                                         $       14.45    $       14.63       $       14.27
                                                                =============    =============       =============

Alliance Intermediate Municipal Class B Shares
 Net asset value and offering price per share                   $       13.84    $       14.01       $       13.66
                                                                =============    =============       =============

Alliance Intermediate Municipal Class C Shares
 Net asset value and offering price per share                   $       13.84    $       14.01       $       13.67
                                                                =============    =============       =============

--------------------------------------------------------------------------------

                                                       2002 Semiannual Report  9

Sanford C. Bernstein Fund, Inc.
Statements of Operations for the Six Months Ended March 31, 2002 (Unaudited)


                                                                             TAX-MANAGED                               EMERGING
                                                                            INTERNATIONAL       INTERNATIONAL          MARKETS
                                                                                VALUE              VALUE                VALUE
                                                                              PORTFOLIO         PORTFOLIO II          PORTFOLIO
===================================================================================================================================
INVESTMENT INCOME
      Income:
         Interest                                                           $   1,391,324       $     631,692       $      97,988
         Dividends--unaffiliated issuers (net of
         foreign withholding taxes of $2,367,247,
         $1,419,363 and $920,337, respectively)                                17,256,292          10,443,481           6,483,455
                                                                            -------------       -------------       -------------
      Total income                                                             18,647,616          11,075,173           6,581,443
                                                                            -------------       -------------       -------------
      Expenses (Notes 1 and 2):
         Management fee                                                        12,159,361           7,313,220           3,665,812
         Shareholder servicing and administration fee                           3,239,092           1,892,942             733,162
         Custodian and transfer agent fees                                        688,974             470,099             624,649
         Auditing and tax fees                                                     59,905              31,792              14,449
         Directors' fees and expenses                                              32,968              20,370               8,523
         Legal fees                                                                38,313              13,790               8,280
         Registration fees                                                         26,053              30,653              17,829
         Printing                                                                  26,890              14,149               7,284
         Miscellaneous                                                             17,721              10,450              21,756
                                                                            -------------       -------------       -------------
      Total expenses                                                           16,289,277           9,797,465           5,101,744
                                                                            -------------       -------------       -------------
      Net investment income                                                     2,358,339           1,277,708           1,479,699
                                                                            -------------       -------------       -------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES

      Net realized gain (loss) from:
         Investment transactions                                              (32,449,082)        (84,780,890)        (22,178,024)+
         Futures transactions                                                   4,189,141           5,584,909                   0
         Foreign currency transactions                                         26,643,911          15,308,377         (12,399,186)
                                                                            -------------       -------------       -------------
      Net realized gain (loss) on investment,
      futures and foreign currency transactions                                (1,616,030)        (63,887,604)        (34,577,210)
                                                                            -------------       -------------       -------------
      Net increase (decrease) in unrealized
      appreciation/(depreciation) of:
         Investments and futures                                              259,394,471         210,171,228         194,277,889++
         Foreign currencies                                                    16,621,265           7,577,290            (707,338)
                                                                            -------------       -------------       -------------
      Net increase (decrease) in unrealized appreciation/
      (depreciation) on investments, futures and foreign
      currencies                                                              276,015,736         217,748,518         193,570,551
                                                                            -------------       -------------       -------------
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies                             274,399,706         153,860,914         158,993,341
                                                                            -------------       -------------       -------------
      Net increase in net assets resulting from
      operations                                                            $ 276,758,045       $ 155,138,622       $ 160,473,040
                                                                            =============       =============       =============

                                                                               INTERMEDIATE            SHORT         U.S. GOVERNMENT
                                                                                 DURATION           DURATION PLUS    SHORT DURATION
                                                                                 PORTFOLIO           PORTFOLIO         PORTFOLIO
====================================================================================================================================
      Income:
         Interest                                                              $ 51,958,317        $  9,387,277        $  2,002,148
         Dividends--unaffiliated issuers (net of
         foreign withholding taxes of $2,367,247,
         $1,419,363 and $920,337, respectively)                                           0                   0                   0
                                                                               ------------        ------------        ------------
      Total income                                                               51,958,317           9,387,277           2,002,148
                                                                               ------------        ------------        ------------
      Expenses (Notes 1 and 2):
         Management fee                                                           5,108,436             929,701             259,970
         Shareholder servicing and administration fee                             1,079,805             185,940              51,994
         Custodian and transfer agent fees                                          178,112              81,229              45,082
         Auditing and tax fees                                                       39,787              12,835               2,531
         Directors' fees and expenses                                                23,227               5,109               1,887
         Legal fees                                                                   6,883               2,936               1,936
         Registration fees                                                           20,593              12,225               6,372
         Printing                                                                    13,186               6,815               1,066
         Miscellaneous                                                                1,210               1,889                 455
                                                                               ------------        ------------        ------------
      Total expenses                                                              6,471,239           1,238,679             371,293
                                                                               ------------        ------------        ------------
      Net investment income                                                      45,487,078           8,148,598           1,630,855
                                                                               ------------        ------------        ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES

      Net realized gain (loss) from:
         Investment transactions                                                 11,914,854           1,941,100             623,893
         Futures transactions                                                             0             527,313              61,930
         Foreign currency transactions                                              689,221                   0                   0
                                                                               ------------        ------------        ------------
      Net realized gain (loss) on investment,
      futures and foreign currency transactions                                  12,604,075           2,468,413             685,823
                                                                               ------------        ------------        ------------
      Net increase (decrease) in unrealized
       appreciation/(depreciation) of:
         Investments and futures                                                (55,351,189)         (7,092,302)         (1,410,213)
         Foreign currencies                                                        (689,239)                  0                   0
                                                                               ------------        ------------        ------------
      Net increase (decrease) in unrealized appreciation/
      (depreciation) on investments, futures and foreign
      currencies                                                                (56,040,428)         (7,092,302)         (1,410,213)
                                                                               ------------        ------------        ------------
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies                               (43,436,353)         (4,623,889)           (724,390)
                                                                               ------------        ------------        ------------
      Net increase in net assets resulting from
      operations                                                               $  2,050,725        $  3,524,709        $    906,465
                                                                               ============        ============        ============

                                                                              SHORT DURATION      SHORT DURATION
                                                                                DIVERSIFIED          CALIFORNIA           NEW YORK
                                                                                 MUNICIPAL           MUNICIPAL            MUNICIPAL
                                                                                 PORTFOLIO           PORTFOLIO            PORTFOLIO
====================================================================================================================================
     Income:
         Interest                                                               $ 3,354,284         $ 1,090,781         $ 1,838,531
         Dividends--unaffiliated issuers (net of
         foreign withholding taxes of $2,367,247,
         $1,419,363 and $920,337, respectively)                                           0                   0                   0
                                                                                -----------         -----------         -----------
      Total income                                                                3,354,284           1,090,781           1,838,531
                                                                                -----------         -----------         -----------
      Expenses (Notes 1 and 2):
         Management fee                                                             433,763             139,720             239,404
         Shareholder servicing and administration fee                                86,753              27,944              47,881
         Custodian and transfer agent fees                                           56,174              48,844              52,406
         Auditing and tax fees                                                        3,210               6,376               7,580
         Directors' fees and expenses                                                 1,958               1,001               1,300
         Legal fees                                                                     720                 546               1,380
         Registration fees                                                           15,539               2,061               3,428
         Printing                                                                     1,800                 869               1,657
         Miscellaneous                                                                  263                 281                 364
                                                                                -----------         -----------         -----------
      Total expenses                                                                600,180             227,642             355,400
                                                                                -----------         -----------         -----------
      Net investment income                                                       2,754,104             863,139           1,483,131
                                                                                -----------         -----------         -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES

      Net realized gain (loss) from:
         Investment transactions                                                    499,979              89,903              70,608
         Futures transactions                                                        55,660              (8,947)            (16,647)
         Foreign currency transactions                                                    0                   0                   0
                                                                                -----------         -----------         -----------
      Net realized gain (loss) on investment,
      futures and foreign currency transactions                                     555,639              80,956              53,961
                                                                                -----------         -----------         -----------
      Net increase (decrease) in unrealized
       appreciation/(depreciation) of:
         Investments and futures                                                 (1,764,297)           (502,391)           (582,810)
         Foreign currencies                                                               0                   0                   0
                                                                                -----------         -----------         -----------
      Net increase (decrease) in unrealized appreciation/
      (depreciation) on investments, futures and foreign
      currencies                                                                 (1,764,297)           (502,391)           (582,810)
                                                                                -----------         -----------         -----------
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies                                (1,208,658)           (421,435)           (528,849)
                                                                                -----------         -----------         -----------
      Net increase in net assets resulting from
      operations                                                                $ 1,545,446         $   441,704         $   954,282
                                                                                ===========         ===========         ===========

+ Net of foreign capital gains taxes $31,894

++ Net of accrued foreign capital gains taxes of $1,857,883

See Notes to Financial Statements.

--------------------------------------------------------------------------------

10 & 11 Sanford C. Bernstein Fund, Inc. 2002 Semiannual Report

Sanford C. Bernstein Fund, Inc.
Statements of Operations for the Six Months Ended March 31, 2002 (Unaudited) (continued)

                                                                                 DIVERSIFIED         CALIFORNIA          NEW YORK
                                                                                  MUNICIPAL           MUNICIPAL          MUNICIPAL
                                                                                  PORTFOLIO           PORTFOLIO          PORTFOLIO
====================================================================================================================================
INVESTMENT INCOME
   Income:

      Interest                                                                   $ 34,225,659       $ 11,443,372       $ 18,577,871
                                                                                 ------------       ------------       ------------
   Total income                                                                    34,225,659         11,443,372         18,577,871
                                                                                 ------------       ------------       ------------
   Expenses (Notes 1 and 2):
      Management fee                                                                3,508,047          1,293,257          1,984,886
      Shareholder servicing and administration fee                                    721,621            258,039            395,838
      Custodian and transfer agent fees                                               175,967             88,255            127,535
      Distribution Fees--Alliance Intermediate Municipal Class A                        3,853                834              1,799
      Distribution Fees--Alliance Intermediate Municipal Class B                        6,184              1,946              3,794
      Distribution Fees--Alliance Intermediate Municipal Class C                        6,391              1,400              1,734
      Auditing and tax consulting fees                                                 31,407              9,872             16,870
      Directors' fees and expenses                                                     20,801              5,760              8,705
      Legal fees                                                                        3,582              1,808              3,363
      Registration fees                                                                20,671              5,919              9,870
      Printing                                                                         11,135              4,561              7,825
      Miscellaneous                                                                       964                216              1,002
                                                                                 ------------       ------------       ------------
   Total expenses                                                                   4,510,623          1,671,867          2,563,221
                                                                                 ------------       ------------       ------------
   Net investment income                                                           29,715,036          9,771,505         16,014,650
                                                                                 ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
   Net realized gain (loss) from:
      Investment transactions                                                       1,188,279          3,255,074          1,261,741
      Futures transactions                                                          1,137,653            (88,990)          (305,883)
                                                                                 ------------       ------------       ------------
   Net realized gain (loss) on investment transactions                              2,325,932          3,166,084            955,858
                                                                                 ------------       ------------       ------------
   Net increase (decrease) in unrealized
   appreciation/(depreciation) of:
      Investments                                                                 (25,574,298)       (11,564,071)       (12,092,541)
                                                                                 ------------       ------------       ------------
   Net increase (decrease) in unrealized appreciation/
   (depreciation) on investments                                                  (25,574,298)       (11,564,071)       (12,092,541)
                                                                                 ------------       ------------       ------------
   Net realized and unrealized gain
   (loss) on investments                                                          (23,248,366)        (8,397,987)       (11,136,683)
                                                                                 ------------       ------------       ------------
   Net increase in net assets resulting from operations                          $  6,466,670       $  1,373,518       $  4,877,967
                                                                                  ===========       ============       ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

12 Sanford C. Bernstein Fund, Inc.

                       This page left intentionally blank.

Sanford C. Bernstein Fund, Inc.

Statements of Changes in Net Assets


                                                         ------------------------------          -----------------------------------
                                                                   TAX-MANAGED                             INTERNATIONAL
                                                               INTERNATIONAL VALUE                             VALUE
                                                                    PORTFOLIO                               PORTFOLIO II
                                                         ------------------------------          -----------------------------------
                                                           SIX MONTHS            YEAR             SIX MONTHS             YEAR
                                                         ENDED 3/31/02           ENDED           ENDED 3/31/02           ENDED
                                                          (UNAUDITED)           9/30/01           (UNAUDITED)           9/30/01
====================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
   Net investment income                                $     2,358,339     $    32,251,837     $     1,277,708     $    18,217,800
   Net realized gain (loss) on investments
   and futures transactions                                 (28,259,941)        (30,915,437)        (79,195,981)       (119,036,200)
   Net realized gain (loss) on foreign
   currency transactions                                     26,643,911          28,327,451          15,308,377          23,536,972
   Increase (decrease) in unrealized
   appreciation/(depreciation) of:
    Investments and futures                                 259,394,471        (554,475,775)        210,171,228        (227,514,482)
    Foreign currencies                                       16,621,265           8,826,189           7,577,290           9,144,557
                                                        ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in net assets
  resulting from operations                                 276,758,045        (515,985,735)        155,138,622        (295,651,353)
                                                        ---------------     ---------------     ---------------     ---------------
  Dividends and distributions to
  shareholders:
   Dividends from net investment income                     (45,231,307)        (23,166,776)        (45,835,050)        (69,910,716)
   Distributions from net realized gains                              0        (255,390,348)                  0        (211,977,912)
   Distributions from tax return of capital                           0                   0                   0                   0
   Distributions in excess of net investment
   income due to timing differences                                   0                   0                   0                   0
   Distributions in excess of net realized
   gains due to timing differences                                    0                   0                   0         (15,713,573)
                                                        ---------------     ---------------     ---------------     ---------------
  Total dividends and distributions
  to shareholders                                           (45,231,307)       (278,557,124)        (45,835,050)       (297,602,201)
                                                        ---------------     ---------------     ---------------     ---------------
  Capital-share transactions (Note 6):
   Net proceeds from sales of shares                        485,447,516         480,132,547         190,031,573         234,069,743
   Net proceeds from sales of shares issued
   to shareholders on reinvestment of
   dividends and distributions                               41,318,750         270,403,285          44,294,611         291,033,781
                                                        ---------------     ---------------     ---------------     ---------------
  Total proceeds from shares sold                           526,766,266         750,535,832         234,326,184         525,103,524
   Cost of shares redeemed                                 (317,741,421)       (565,411,402)       (163,183,642)       (413,088,233)
                                                        ---------------     ---------------     ---------------     ---------------
  Increase (decrease) in net assets from
  capital-share transactions                                209,024,845         185,124,430          71,142,542         112,015,291
                                                        ---------------     ---------------     ---------------     ---------------
  Net increase (decrease) in net assets                     440,551,583        (609,418,429)        180,446,114        (481,238,263)

NET ASSETS:
  Beginning of period                                     2,420,323,322       3,029,741,751       1,426,682,993       1,907,921,256
                                                        ---------------     ---------------     ---------------     ---------------
  End of period (a)                                     $ 2,860,874,905     $ 2,420,323,322     $ 1,607,129,107     $ 1,426,682,993
                                                        ===============     ===============     ===============     ===============
(a) Includes undistributed net investment
income/(excess distributions) of:                       $       879,228     $    43,752,196     $    (9,318,724)    $    35,238,618
                                                        ===============     ===============     ===============     ===============


                                                     -------------------------------      ----------------------------------
                                                                  EMERGING                             INTERMEDIATE
                                                               MARKETS VALUE                             DURATION
                                                                 PORTFOLIO                               PORTFOLIO
                                                     -------------------------------      ----------------------------------
                                                          SIX MONTHS                             SIX MONTHS
                                                             ENDED               YEAR               ENDED                 YEAR
                                                           3/31/02              ENDED             3/31/02                ENDED
                                                         (UNAUDITED)           9/30/01           (UNAUDITED)            9/30/01
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
 Operations:
  Net investment income                               $     1,479,699     $     6,342,940     $    45,487,078        116,591,882
  Net realized gain (loss) on investments
  and futures transactions                                (22,178,024)        (36,790,061)          11,914,854         (3,156,710)
  Net realized gain (loss) on foreign
  currency transactions                                   (12,399,186)         (2,283,696)            689,221         (8,030,969)
  Increase (decrease) in unrealized
  appreciation/(depreciation) of:
  Investments and futures                                 194,277,889        (125,658,227         (55,351,189)        86,075,812
  Foreign currencies                                         (707,338)            566,431            (689,239)           743,443
                                                      ---------------     ---------------     ---------------    ---------------
 Net increase (decrease) in net assets
 resulting from operations                                160,473,040        (157,822,613)          2,050,725        192,223,458
                                                      ---------------     ---------------     ---------------    ---------------
 Dividends and distributions to shareholders:
  Dividends from net investment income                     (5,096,387)         (3,153,592)        (45,487,122)      (110,622,140)
  Distributions from net realized gains                             0          (4,974,159)                  0                  0
  Distributions from tax return of capital                          0                   0                   0         (5,991,927)
  Distributions in excess of net investment
  income due to timing differences                                  0                   0                   0                  0
  Distributions in excess of net realized
  gains due to timing differences                                   0          (5,276,871)                  0                  0
                                                      ---------------     ---------------     ---------------    ---------------
 Total dividends and distributions
 to shareholders                                           (5,096,387)        (13,404,622)        (45,487,122)      (116,614,067)
                                                      ---------------     ---------------     ---------------    ---------------
 Capital-share transactions (Note 6):
  Net proceeds from sales of shares                        59,710,059         140,821,392         264,449,434        487,827,506
  Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends and distributions                               4,889,090          13,130,592          10,765,845         30,089,210
                                                      ---------------     ---------------     ---------------    ---------------
 Total proceeds from shares sold                           64,599,149         153,951,984         275,215,279        517,916,716
  Cost of shares redeemed                                 (28,918,318)        (77,193,319)       (224,928,264)      (504,749,338)
                                                      ---------------     ---------------     ---------------    ---------------
 Increase (decrease) in net assets from
 capital-share transactions                                35,680,831+         76,758,665+         50,287,015         13,167,378
                                                      ---------------     ---------------     ---------------    ---------------
 Net increase (decrease) in net assets                    191,057,484         (94,468,570)          6,850,618         88,776,769

NET ASSETS:
  Beginning of period                                     499,414,482         593,883,052       2,130,690,756      2,041,913,987
                                                      ---------------     ---------------     ---------------    ---------------
  End of period (a)                                   $   690,471,966         499,414,482       2,137,541,374      2,130,690,756
                                                      ===============     ===============     ===============    ===============
(a) Includes undistributed net investment
income/(excess distributions) of:                     $    (1,590,868)    $     2,025,820     $    (9,697,938)   $    (9,697,894)
                                                      ===============     ===============     ===============    ===============


                                                     -----------------------------------     -----------------------------------
                                                                  SHORT                              U.S. GOVERNMENT
                                                               DURATION PLUS                         SHORT DURATION
                                                                 PORTFOLIO                             PORTFOLIO
                                                     -----------------------------------     -----------------------------------
                                                            SIX MONTHS                           SIX MONTHS
                                                              ENDED               YEAR              ENDED                 YEAR
                                                            3/31/02              ENDED            3/31/02                ENDED
                                                          (UNAUDITED)           9/30/01          (UNAUDITED)            9/30/01
===================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
 Operations:
  Net investment income                               $     8,148,598    $    20,662,602    $     1,630,855    $     4,711,772
  Net realized gain (loss) on investments
  and futures transactions                                  2,468,413          3,397,326            685,823          2,804,810
  Net realized gain (loss) on foreign
  currency transactions                                             0           (878,105)                 0                  0
  Increase (decrease) in unrealized
  appreciation/(depreciation) of:
  Investments and futures                                  (7,092,302)        10,910,213         (1,410,213)         1,730,862
  Foreign currencies                                                0            (78,630)                 0                  0
                                                      ---------------    ---------------    ---------------    ---------------
 Net increase (decrease) in net assets
 resulting from operations                                  3,524,709         34,013,406            906,465          9,247,444
                                                      ---------------    ---------------    ---------------    ---------------
 Dividends and distributions to
 shareholders:
  Dividends from net investment income                     (8,149,321)       (19,991,200)        (1,630,855)        (4,713,833)
  Distributions from net realized gains                             0                  0         (1,045,541)                 0
  Distributions from tax return of capital                          0           (192,882)                 0                  0
  Distributions in excess of net investment
  income due to timing differences                                  0           (477,092)                 0                  0
  Distributions in excess of net realized
  gains due to timing differences                                   0                  0                  0                  0
                                                      ---------------    ---------------    ---------------    ---------------
 Total dividends and distributions
 to shareholders                                           (8,149,321)       (20,661,174)        (2,676,396)        (4,713,833)
                                                      ---------------    ---------------    ---------------    ---------------
 Capital-share transactions (Note 6):
  Net proceeds from sales of shares                        78,559,954        117,031,088         26,757,642         47,526,774
  Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends and distributions                               2,968,544          7,465,112          1,788,567          2,268,920
                                                      ---------------    ---------------    ---------------    ---------------
 Total proceeds from shares sold                           81,528,498        124,496,200         28,546,209         49,795,694
  Cost of shares redeemed                                 (72,269,123)      (177,625,816)       (27,838,669)       (48,283,06)
                                                      ---------------    ---------------    ---------------    ---------------
 Increase (decrease) in net assets from
 capital-share transactions                                 9,259,375        (53,129,616)           707,540          1,512,634
                                                      ---------------    ---------------    ---------------    ---------------
 Net increase (decrease) in net assets                      4,634,763        (39,777,384)        (1,062,391)         6,046,245

NET ASSETS:
 Beginning of period                                      367,738,134        407,515,518        101,663,555         95,617,310
                                                      ---------------    ---------------    ---------------    ---------------
 End of period (a)                                    $   372,372,897    $   367,738,134    $   100,601,164    $   101,663,555
                                                      ===============    ===============    ===============    ===============
(a) Includes undistributed net investment
income/(excess distributions) of:                     $    (1,512,165)   $    (1,511,442)   $        53,283    $        53,283
                                                      ===============    ===============    ===============    ===============


+Includes effect of portfolio transaction fee in the amounts of $1,444,851 and $4,189,745 for the six months ended March 31, 2002 and the year ended September 30, 2001, respectively

See Notes to Financial Statements.

--------------------------------------------------------------------------------

14 & 15 Sanford C. Bernstein Fund, Inc. 2002 Semiannual Report

Sanford C. Bernstein Fund, Inc.
Statements of Changes in Net Assets (continued)


                                                                -----------------------------      ---------------------------------
                                                                        SHORT DURATION                     SHORT DURATION
                                                                     DIVERSIFIED MUNICIPAL             CALIFORNIA MUNICIPAL
                                                                          PORTFOLIO                          PORTFOLIO
                                                                -----------------------------      ---------------------------------
                                                                 SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                                ENDED 3/31/02         ENDED         ENDED 3/31/02         ENDED
                                                                 (UNAUDITED)         9/30/01         (UNAUDITED)         9/30/01
====================================================================================================================================
   INCREASE (DECREASE) IN NET ASSETS FROM
      Operations:
         Net investment income                                  $   2,754,104     $   5,386,753     $     863,139     $   2,037,956
         Net realized gain (loss) on investments
         and futures transactions                                     555,639           742,925            80,956           123,553
         Increase (decrease) in unrealized
         appreciation/(depreciation) of:
            Investments and futures                                (1,764,297)        2,248,251          (502,391)          633,149
                                                                -------------     -------------     -------------     -------------
      Net increase in net assets resulting
      from operations                                               1,545,446         8,377,929           441,704         2,794,658
                                                                -------------     -------------     -------------     -------------
      Dividends and distributions to shareholders:
         Dividends from net investment income (a)                  (2,754,104)       (5,386,753)         (863,139)       (2,037,957)
         Distributions from net realized gains                       (132,148)                0                 0                 0
                                                                -------------     -------------     -------------     -------------
      Total dividends and distributions
      to shareholders                                              (2,886,252)       (5,386,753)         (863,139)       (2,037,957)
                                                                -------------     -------------     -------------     -------------
      Capital-share transactions (Note 6):
         Net proceeds from sales of shares                         88,614,509        96,946,919        18,850,105        31,213,403
         Net proceeds from sales of shares issued
         to shareholders on reinvestment of
         dividends and distributions                                1,309,355         1,879,054           404,210           943,512
                                                                -------------     -------------     -------------     -------------
      Total proceeds from shares sold                              89,923,864        98,825,973        19,254,315        32,156,915
         Cost of shares redeemed                                  (52,282,595)     (103,212,266)      (11,649,756)      (36,929,480)
                                                                -------------     -------------     -------------     -------------
      Increase (decrease) in net assets from
      capital-share transactions                                   37,641,269        (4,386,293)        7,604,559        (4,772,565)
                                                                -------------     -------------     -------------     -------------
      Net increase (decrease) in net assets                        36,300,463        (1,395,117)        7,183,124        (4,015,864)

   NET ASSETS:
      Beginning of period                                         156,919,887       158,315,004        54,073,387        58,089,251
                                                                -------------     -------------     -------------     -------------
      End of period (b)                                         $ 193,220,350     $ 156,919,887     $  61,256,511     $  54,073,387
                                                                =============     =============     =============     =============

(b) Includes undistributed net investment income/
(excess distributions) of:                                      $     (11,140)    $     (11,140)    $     (18,340)    $     (18,340)
                                                                =============     =============     =============     =============


                                                       ----------------------------------      ----------------------------------
                                                                SHORT DURATION
                                                               NEW YORK MUNICIPAL                     DIVERSIFIED MUNICIPAL
                                                                    PORTFOLIO                               PORTFOLIO
                                                       ----------------------------------      ----------------------------------
                                                          SIX MONTHS                             SIX MONTHS
                                                             ENDED               YEAR               ENDED                 YEAR
                                                           3/31/02              ENDED             3/31/02                ENDED
                                                         (UNAUDITED)           9/30/01           (UNAUDITED)            9/30/01
===================================================================================================================================
   INCREASE (DECREASE) IN NET ASSETS FROM
      Operations:
         Net investment income                          $     1,483,131    $     3,358,391    $    29,715,036    $    54,810,292
         Net realized gain (loss) on investments
         and futures transactions                                53,961            207,611          2,325,932          1,587,436
         Increase (decrease) in unrealized
         appreciation/(depreciation) of:
            Investments and futures                            (582,810)         1,561,242        (25,574,298)        48,578,706
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase in net assets resulting
      from operations                                           954,282          5,127,244          6,466,670        104,976,434
                                                        ---------------    ---------------    ---------------    ---------------
      Dividends and distributions to shareholders:
         Dividends from net investment income (a)            (1,483,131)        (3,358,391)       (29,715,036)       (54,810,292)
         Distributions from net realized gains                        0                  0                  0                  0
                                                        ---------------    ---------------    ---------------    ---------------
      Total dividends and distributions
      to shareholders                                        (1,483,131)        (3,358,391)       (29,715,036)       (54,810,292)
                                                        ---------------    ---------------    ---------------    ---------------
      Capital-share transactions (Note 6):
         Net proceeds from sales of shares                   35,666,619         54,006,591        289,375,568        351,001,150
         Net proceeds from sales of shares issued
         to shareholders on reinvestment of
         dividends and distributions                            705,732          1,563,980          6,300,291         11,037,932
                                                        ---------------    ---------------    ---------------    ---------------
      Total proceeds from shares sold                        36,372,351         55,570,571         95,675,859        362,039,082
         Cost of shares redeemed                            (20,215,038)       (63,195,013)      (115,824,217)      (229,334,066)
                                                        ---------------    ---------------    ---------------    ---------------
      Increase (decrease) in net assets from
      capital-share transactions                             16,157,313         (7,624,442)       179,851,642        132,705,016
                                                        ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in net assets                  15,628,464         (5,855,589)       156,603,276        182,871,158

   NET ASSETS:
      Beginning of period                                    87,918,757         93,774,346      1,388,652,595      1,205,781,437
                                                        ---------------    ---------------    ---------------    ---------------
      End of period (b)                                 $   103,547,221    $    87,918,757    $ 1,545,255,871    $ 1,388,652,595
                                                        ===============    ===============    ===============    ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                              $          (766)   $          (766)   $        24,852    $        24,852
                                                        ===============    ===============    ===============    ===============

                                                       ----------------------------------      ----------------------------------
                                                               CALIFORNIA MUNICIPAL                      NEW YORK MUNICIPAL
                                                                    PORTFOLIO                                 PORTFOLIO
                                                       ----------------------------------      ----------------------------------
                                                          SIX MONTHS                             SIX MONTHS
                                                             ENDED               YEAR               ENDED                 YEAR
                                                           3/31/02              ENDED             3/31/02                ENDED
                                                         (UNAUDITED)           9/30/01           (UNAUDITED)            9/30/01
===================================================================================================================================
   INCREASE (DECREASE) IN NET ASSETS FROM
      Operations:
         Net investment income                            $     9,771,505    $    18,752,684    $    16,014,650    $    29,733,087
         Net realized gain (loss) on investments
         and futures transactions                               3,166,084          1,307,818            955,888            (98,344)
         Increase (decrease) in unrealized
         appreciation/(depreciation) of:
            Investments and futures                           (11,564,071)        12,439,145        (12,092,5)1         24,798,417
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase in net assets resulting
      from operations                                           1,373,518         32,499,647          4,877,997         54,433,160
                                                          ---------------    ---------------    ---------------    ---------------
      Dividends and distributions to shareholders:
         Dividends from net investment income (a)              (9,771,505)       (18,752,684)       (16,041,650)       (29,733,087)
         Distributions from net realized gains                          0                  0                  0                  0
                                                          ---------------    ---------------    ---------------    ---------------
      Total dividends and distributions
      to shareholders                                          (9,771,505)       (18,752,684)       (16,041,650)       (29,733,087)
                                                          ---------------    ---------------    ---------------    ---------------
      Capital-share transactions (Note 6):
         Net proceeds from sales of shares                    106,273,086        136,434,380        138,077,430        180,660,180
         Net proceeds from sales of shares issued
         to shareholders on reinvestment of
         dividends and distributions                            2,096,126          3,949,725          4,670,450          8,780,932
                                                          ---------------    ---------------    ---------------    ---------------
      Total proceeds from shares sold                         108,369,212        140,384,105        142,747,880        189,441,112
         Cost of shares redeemed                              (45,313,776)      (113,680,377)       (54,021,704)      (124,136,837)
                                                          ---------------    ---------------    ---------------    ---------------
      Increase (decrease) in net assets from
      capital-share transactions                               63,055,436         26,703,728         88,726,176         65,304,275
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in net assets                    54,657,449         40,450,691         77,589,523         90,004,348

   NET ASSETS:
      Beginning of period                                     491,194,486        450,743,795        763,727,589        673,723,241
                                                          ---------------    ---------------    ---------------    ---------------
      End of period (b)                                   $    545,851,93    $   491,194,486    $    841,317,11    $   763,727,589
                                                          ===============    ===============    ===============    ===============
(b) Includes undistributed net investment income/
(excess distributions) of:                                $       (34,764)   $       (34,764)   $         4,122    $         4,122
                                                          ===============    ===============    ===============    ===============

(a) See page 18 for share class information on dividend distributions of the Diversified Municipal, California Municipal and New York Municipal Portfolios.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

16 & 17 Sanford C. Bernstein Fund, Inc. 2002 Semiannual Report

Sanford C. Bernstein Fund, Inc.
Statements of Changes in Net Assets (continued)

                                                -------------------------------    ---------------------------------
                                                            DIVERSIFIED                         CALIFORNIA
                                                             MUNICIPAL                          MUNICIPAL
                                                             PORTFOLIO                          PORTFOLIO
                                                -------------------------------    ---------------------------------
                                                   SIX MONTHS          YEAR           SIX MONTHS          YEAR
                                                ENDED 3/31/02(a)      ENDED        ENDED 3/31/02(a)       ENDED
                                                  (UNAUDITED)        9/30/01         (UNAUDITED)         9/30/01
====================================================================================================================
Dividends and distributions to shareholders:
   Dividends from net investment income
   Municipal Class                               $(29,641,143)     $(54,810,292)     $ (9,754,829)     $(18,752,684)
   Alliance Intermediate Municipal Class A            (41,615)                0            (8,444)                0
   Alliance Intermediate Municipal Class B            (15,840)                0            (4,709)                0
   Alliance Intermediate Municipal Class C            (16,438)                0            (3,523)                0
                                                 ------------      ------------      ------------      ------------
                                                 $(29,715,036)     $(54,810,292)     $ (9,771,505)     $(18,752,684)
                                                 ============      ============      ============      ============


                                                  ------------------------------
                                                           NEW YORK
                                                           MUNICIPAL
                                                           PORTFOLIO
                                                  ------------------------------
                                                  SIX MONTHS
                                                     ENDED             YEAR
                                                   3/31/02(a)          ENDED
                                                  (UNAUDITED)         9/30/01
================================================================================
Dividends and distributions to shareholders:
      Dividends from net investment income
      Municipal Class                            $(15,981,188)     $(29,733,087)
      Alliance Intermediate Municipal Class A         (19,325)                0
      Alliance Intermediate Municipal Class B          (9,830)                0
      Alliance Intermediate Municipal Class C          (4,307)                0
                                                 ------------      ------------
                                                 $(16,014,650)     $(29,733,087)
                                                 ============      ============

(a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

18 Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:


                                                  ------------------------------------------------------------------------------
                                                                   TAX-MANAGED INTERNATIONAL  VALUE PORTFOLIO
                                                  ------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                  ENDED 3/31/02           YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                   (UNAUDITED)            9/30/01(a)           9/30/00            9/30/99
================================================================================================================================
   Net asset value, beginning of period           $       15.22        $       20.44       $       20.02       $       17.63
                                                  -------------        -------------       -------------       -------------
      Income from investment operations:
         Investment income, net                            0.01                 0.21                0.21                0.15
         Net realized and unrealized gain
         (loss) on investments, futures and
         foreign currencies                                1.67                (3.48)               0.51                4.04
                                                  -------------        -------------       -------------       -------------
   Total from investment operations                        1.68                (3.27)               0.72                4.19
                                                  -------------        -------------       -------------       -------------
      Less distributions:
         Dividends from taxable net
         investment income                                (0.29)               (0.16)                  0               (0.93)
         Distributions from net realized gains                0                (1.79)              (0.30)              (0.87)
                                                  -------------        -------------       -------------       -------------
   Total distributions                                    (0.29)               (1.95)              (0.30)              (1.80)
                                                  -------------        -------------       -------------       -------------
   Portfolio transaction fee                                  0                    0                   0                   0
                                                  -------------        -------------       -------------       -------------
   Net asset value, end of period                 $       16.61        $       15.22       $       20.44       $       20.02
                                                  =============        =============       =============       =============

   Total return (b)                                       11.08%              (17.49)%              3.49%              25.35%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)     $   2,860,875        $   2,420,323       $   3,029,742       $   3,654,579
      Average net assets (000 omitted)            $   2,598,392        $   2,828,736       $   3,467,670       $   4,618,500
      Ratio of expenses to average net asset               1.26%*               1.25%               1.24%               1.24%
      Ratio of net investment income to
      average net assets                                   0.18%*               1.14%               1.02%               0.80%
      Portfolio turnover rate                             13.91%               46.44%              40.62%              31.99%


See Footnote Summary on page 29.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                       2002 Semiannual Report 19

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:


                                               ------------------------------   ------------------------------------------------
                                                         TAX-MANAGED                             INTERNATIONAL
                                               INTERNATIONAL VALUE PORTFOLIO                   VALUE PORTFOLIO II
                                               ------------------------------   ------------------------------------------------
                                                                                SIX MONTHS
                                                     YEAR           YEAR           ENDED             YEAR              YEAR
                                                    ENDED           ENDED         3/31/02            ENDED            ENDED
                                                   9/30/98         9/30/97      (UNAUDITED)        9/30/01(a)        9/30/00
================================================================================================================================
   Net asset value, beginning of period         $     20.92     $     18.14     $     14.16      $      20.44     $       20.11
                                                -----------     -----------     -----------      ------------     -------------
      Income from investment operations:
         Investment income, net                        0.20            0.26            0.01              0.18              0.23
         Net realized and
         unrealized gain (loss) on
         investments, futures and
         foreign currencies                           (1.67)           3.73            1.48             (3.11)             0.31
                                                -----------     -----------     -----------      ------------     -------------
   Total from investment operations                   (1.47)           3.99            1.49             (2.93)             0.54
                                                -----------     -----------     -----------      ------------     -------------
      Less distributions:
         Dividends from taxable
         net investment income                        (1.11)          (0.99)          (0.45)            (0.79)            (0.19)
         Distributions from net
         realized gains                               (0.71)          (0.22)              0             (2.56)            (0.02)
         Distributions from
         return of capital                                0               0               0                 0                 0
         Distributions in excess
         of net realized gains
         due to timing differences                        0               0               0                 0                 0
                                                -----------     -----------     -----------      ------------     -------------
   Total distributions                                (1.82)          (1.21)          (0.45)            (3.35)            (0.21)
                                                -----------     -----------     -----------      ------------     -------------
   Portfolio transaction fee                              0               0               0                 0                 0
                                                -----------     -----------     -----------      ------------     -------------
   Net asset value, end of period               $     17.63     $     20.92     $     15.20      $      14.16     $       20.44
                                                ===========     ===========     ===========      ============     =============
   Total return (b)                                   (7.19)%         23.25%          10.65%           (16.95)%            2.72%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)   $ 4,912,583     $ 4,965,998     $ 1,607,129      $  1,426,683     $   1,907,921
      Average net assets (000 omitted)          $ 5,309,076     $ 3,977,823     $ 1,518,514      $  1,718,245     $   2,238,111
      Ratio of expenses to
      average net assets                               1.26%           1.27%           1.29%*            1.28%             1.25%
      Ratio of net investment
      income to average net assets                     0.98%           1.37%           0.17%*            1.06%             1.09%
      Portfolio turnover rate                         30.34%          26.24%          15.53%            45.01%            24.24%


                                                -------------------   ---------------------------------------------------------
                                                   INTERNATIONAL                                EMERGING MARKETS
                                                 VALUE PORTFOLIO II                             VALUE PORTFOLIO
                                                -------------------   ---------------------------------------------------------
                                                                         SIX MONTHS
                                                       YEAR                ENDED                  YEAR                YEAR
                                                       ENDED              3/31/02                ENDED               ENDED
                                                     9/30/99(c)         (UNAUDITED)            9/30/01(a)            9/30/00
                                                  -------------       -------------          -------------       -------------
   Net asset value, beginning of period           $       19.43       $       12.48          $       16.91       $       17.67
                                                  -------------       -------------          -------------       -------------
      Income from investment operations:
         Investment income, net                            0.19                0.04                   0.17                0.14
         Net realized and
         unrealized gain (loss) on
         investments, futures and
         foreign currencies                                0.49                3.85                  (4.34)              (1.01)
                                                  -------------       -------------          -------------       -------------
   Total from investment operations                        0.68                3.89                  (4.17)              (0.87)
                                                  -------------       -------------          -------------       -------------
      Less distributions:
         Dividends from taxable
         net investment income                                0               (0.13)                 (0.09)              (0.10)
         Distributions from net
         realized gains                                       0                   0                  (0.28)                  0
         Distributions from
         return of capital                                    0                   0                      0                   0
         Distributions in excess
         of net realized gains
         due to timing differences                            0                   0                      0                   0
                                                  -------------       -------------          -------------       -------------
   Total distributions                                        0               (0.13)                 (0.37)              (0.10)
                                                  -------------       -------------          -------------       -------------
   Portfolio transaction fee                                  0                 .04                   0.11                0.21
                                                  -------------       -------------          -------------       -------------
   Net asset value, end of period                 $       20.11       $       16.28          $       12.48       $       16.91
                                                  =============       =============          =============       =============
   Total return (b)                                        3.50%              26.40%(d)        (27.36)%(d)          (7.63)%(d)

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)     $   2,459,123       $     690,472                499,414             593,883
      Average net assets (000 omitted)            $   2,397,807       $     588,141                578,168             718,397
      Ratio of expenses to
      average net assets                                   1.26%*              1.74%*                 1.75%               1.71%
      Ratio of net investment
      income to average net assets                         2.23%*              0.50%*                 1.10%               0.75%
      Portfolio turnover rate                              9.34%              12.44%                 33.58%              27.87%


                                                 ------------------------------------------------   -----------------------------
                                                                   EMERGING MARKETS                          INTERMEDIATE
                                                                   VALUE PORTFOLIO                        DURATION PORTFOLIO
                                                 ------------------------------------------------   -----------------------------
                                                                                                      SIX MONTHS
                                                      YEAR             YEAR              YEAR           ENDED            YEAR
                                                      ENDED            ENDED            ENDED          3/31/02           ENDED
                                                     9/30/99          9/30/98           9/30/97      (UNAUDITED)      9/30/01 (a)
                                                 -------------     -------------    -------------   -------------   -------------
   Net asset value, beginning of period          $       10.11     $       22.54    $       21.82   $       12.98   $       12.51
                                                 -------------     -------------    -------------   -------------   -------------
      Income from investment operations:
         Investment income, net                           0.16              0.20             0.14            0.27            0.72
         Net realized and
         unrealized gain (loss) on
         investments, futures and
         foreign currencies                               7.39            (12.17)            0.44           (0.26)           0.47
                                                 -------------     -------------    -------------   -------------   -------------
   Total from investment operations                       7.55            (11.97)            0.58            0.01            1.19
                                                 -------------     -------------    -------------   -------------   -------------
      Less distributions:
         Dividends from taxable
         net investment income                           (0.12)            (0.11)           (0.08)          (0.27)          (0.68)
         Distributions from net
         realized gains                                      0             (0.61)           (0.02)              0               0
         Distributions from
         return of capital                                   0                 0                0               0           (0.04)
         Distributions in excess
         of net realized gains
         due to timing differences                       (0.02)                0                0               0               0
                                                 -------------     -------------    -------------   -------------   -------------
   Total distributions                                   (0.14)            (0.72)           (0.10)          (0.27)          (0.72)
                                                 -------------     -------------    -------------   -------------   -------------
   Portfolio transaction fee                              0.15              0.26             0.24               0               0
                                                 -------------     -------------    -------------   -------------   -------------
   Net asset value, end of period                $       17.67     $       10.11    $       22.54   $       12.72   $       12.98
                                                 =============     =============    =============   =============   =============
   Total return (b)                                      69.88%(d)   (55.09)%(d)       (0.32)%(d)            0.09%           9.80%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)    $     720,444     $     362,686    $     438,305       2,137,541   $   2,130,691
      Average net assets (000 omitted)           $     581,638     $     417,615    $     379,351       2,165,541   $   2,060,159
      Ratio of expenses to
      average net assets                                  1.74%             1.77%            1.75%           0.60%*          0.61%
      Ratio of net investment
      income to average net assets                        1.04%             1.29%            0.58%           4.21%*          5.66%
      Portfolio turnover rate                            28.54%            19.56%           32.45%         331.91%         532.33%


See Footnote Summary on page 29.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

20 & 21 Sanford C. Bernstein Fund, Inc. 2002 Semiannual Report

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                               ---------------------------------------------------------------------
                                                                                          INTERMEDIATE
                                                                                       DURATION PORTFOLIO
                                                               ---------------------------------------------------------------------
                                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                   9/30/00          9/30/99          9/30/98          9/30/97
====================================================================================================================================
  Net asset value, beginning of period                         $       12.67     $       13.49     $       13.38     $       13.08
                                                               -------------     -------------     -------------     -------------
    Income from investment operations:
      Investment income, net                                            0.81              0.77              0.73              0.75
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies                      (0.16)            (0.63)             0.37              0.35
                                                               -------------     -------------     -------------     -------------
  Total from investment operations                                      0.65              0.14              1.10              1.10
                                                               -------------     -------------     -------------     -------------
    Less distributions:
      Dividends from taxable net investment income                     (0.81)            (0.76)            (0.80)            (0.80)
      Distributions from net realized gains                                0             (0.10)            (0.17)                0
      Distributions in excess of net investment
      income due to timing differences                                     0             (0.03)            (0.02)                0
      Distributions in excess of net realized
      gains due to timing differences                                      0             (0.07)                0                 0
                                                               -------------     -------------     -------------     -------------
  Total distributions                                                  (0.81)            (0.96)            (0.99)            (0.80)
                                                               -------------     -------------     -------------     -------------

  Portfolio transaction fee                                                0                 0                 0                 0
                                                               -------------     -------------     -------------     -------------

  Net asset value, end of period                               $       12.51     $       12.67     $       13.49     $       13.38
                                                               =============     =============     =============     =============

  Total return (b)                                                      5.37%             1.04%             8.59%             8.66%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)                    $   2,041,914     $   2,674,408     $   2,541,549     $   2,058,220
    Average net assets (000 omitted)                           $   2,298,018     $   2,601,959     $   2,303,250     $   1,745,554
    Ratio of expenses to average net assets                             0.60%             0.60%             0.60%             0.62%
    Ratio of net investment income to average
    net assets                                                          6.48%             5.89%             5.41%             5.61%
    Portfolio turnover rate                                           378.19%           229.75%           233.08%           238.04%

--------------------------------------------------------------------------------
22 Sanford C. Bernstein Fund, Inc.

                                                               ---------------------------------------------------------------------
                                                                                          SHORT DURATION
                                                                                          PLUS PORTFOLIO
                                                               ---------------------------------------------------------------------
                                                                       SIX MONTHS
                                                                      ENDED 3/31/02     YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                       (UNAUDITED)      9/30/01(a)        9/30/00        9/30/99
====================================================================================================================================
  Net asset value, beginning of period                                $     12.69      $     12.25     $     12.33     $     12.53
                                                                    -------------     ------------     -----------     -----------
    Income from investment operations:
      Investment income, net                                                 0.28             0.68            0.72            0.67
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies                           (0.16)            0.44           (0.08)          (0.20)
                                                                    -------------     ------------     -----------     -----------
  Total from investment operations                                           0.12             1.12            0.64            0.47
                                                                    -------------     ------------     -----------     -----------
    Less distributions:
      Dividends from taxable net investment income                          (0.28)           (0.66)          (0.72)          (0.67)
      Distributions from net realized gains                                     0                0               0               0
      Distributions in excess of net investment
      income due to timing differences                                          0            (0.01)              0               0
      Distributions in excess of net realized
      gains due to timing differences                                           0            (0.01)              0               0
                                                                    -------------     ------------     -----------     -----------
  Total distributions                                                       (0.28)           (0.68)          (0.72)          (0.67)
                                                                    -------------     ------------     -----------     -----------
  Portfolio transaction fee                                                     0                0               0               0
                                                                    -------------     ------------     -----------     -----------
  Net asset value, end of period                                      $     12.53      $     12.69     $     12.25     $     12.33
                                                                    =============     ============     ===========     ===========
  Total return (b)                                                           0.93%            9.40%           5.37%           3.82%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)                           $   372,373      $   367,738     $   407,516     $   557,016
    Average net assets (000 omitted)                                  $   372,902      $   377,112     $   490,232     $   569,298
    Ratio of expenses to average net assets                                  0.67%*           0.67%           0.66%           0.65%
    Ratio of net investment income to average
    net assets                                                               4.38%*           5.48%           5.88%           5.36%
    Portfolio turnover rate                                                141.09%          377.16%         194.48%          95.60%

                                                      ----------------------------    ----------------------------------------------
                                                             SHORT DURATION                         U.S. GOVERNMENT
                                                             PLUS PORTFOLIO                    SHORT DURATION PORTFOLIO
                                                      ----------------------------    ----------------------------------------------
                                                                                       SIX MONTHS
                                                       YEAR ENDED     YEAR ENDED      ENDED 3/31/02     YEAR ENDED        YEAR ENDED
                                                         9/30/98        9/30/97        (UNAUDITED)      9/30/01 (a)         9/30/00
====================================================================================================================================
  Net asset value, beginning of period                $     12.53     $     12.48     $     13.07      $     12.49     $     12.46
                                                      -----------     -----------     -----------      -----------     -----------
    Income from investment operations:
      Investment income, net                                 0.65            0.67            0.20             0.59            0.61
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies            0.09            0.08           (0.09)            0.58            0.03
                                                      -----------     -----------     -----------      -----------     -----------
  Total from investment operations                           0.74            0.75            0.11             1.17            0.64
                                                      -----------     -----------     -----------      -----------     -----------
    Less distributions:
      Dividends from taxable net investment income          (0.72)          (0.70)          (0.20)           (0.59)          (0.61)
      Distributions from net realized gains                     0               0           (0.13)               0               0
      Distributions in excess of net investment
      income due to timing differences                      (0.02)              0               0                0               0
      Distributions in excess of net realized
      gains due to timing differences                           0               0               0                0               0
                                                      -----------     -----------     -----------      -----------     -----------

  Total distributions                                       (0.74)          (0.70)          (0.33)           (0.59)          (0.61)
                                                      -----------     -----------     -----------      -----------     -----------

  Portfolio transaction fee                                     0               0               0                0               0
                                                      -----------     -----------     -----------      -----------     -----------

  Net asset value, end of period                      $     12.53     $     12.53     $     12.85      $     13.07     $     12.49
                                                      ===========     ===========     ===========      ===========     ===========

  Total return (b)                                           6.10%           6.21%           0.88%            9.62%           5.30%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)           $   595,087     $   612,744     $   100,601      $   101,664     $    95,617
    Average net assets (000 omitted)                  $   591,866     $   583,003     $   104,274      $   101,326     $   112,827
    Ratio of expenses to average net assets                  0.64%           0.65%           0.71%*           0.72%           0.72%
    Ratio of net investment income to average
    net assets                                               5.24%           5.38%           3.14%*           4.65%           4.91%
    Portfolio turnover rate                                 71.40%         118.58%         116.49%          343.55%         159.52%

See Footnote Summary on Page 29.
See Notes to Financial Statements.


--------------------------------------------------------------------------------
22 & 23 Sanford C. Bernstein Fund, Inc. 2002 Semiannual Report

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     ----------------------------------------    -----------------------------
                                                                    U.S. GOVERNMENT                       SHORT DURATION
                                                                    SHORT DURATION                         DIVERSIFIED
                                                                       PORTFOLIO                      MUNICIPAL PORTFOLIO
                                                     ----------------------------------------    -----------------------------
                                                                                                   SIX MONTHS
                                                     YEAR ENDED     YEAR ENDED     YEAR ENDED    ENDED 3/31/02    YEAR ENDED
                                                       9/30/99       9/30/98        9/30/97       (UNAUDITED)     9/30/01 (a)
=============================================================================================================================
  Net asset value, beginning of period              $     12.66    $     12.53    $     12.48    $     12.70     $     12.44
                                                    -----------    -----------    -----------    -----------     -----------
    Income from investment operations:
      Investment income, net                               0.58           0.64           0.67           0.20            0.47
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         (0.20)          0.13           0.05          (0.07)           0.26
                                                    -----------    -----------    -----------    -----------     -----------
  Total from investment operations                         0.38           0.77           0.72           0.13            0.73
                                                    -----------    -----------    -----------    -----------     -----------
    Less distributions:
      Dividends from taxable net investment income        (0.58)         (0.64)         (0.67)         (0.20)          (0.01)
      Dividends from tax-exempt net
      investment income                                       0              0              0              0           (0.46)
      Distributions from net realized gains                   0              0              0          (0.01)              0
      Distributions in excess of net realized
      gains due to timing differences                         0              0              0              0               0
                                                    -----------    -----------    -----------    -----------     -----------
  Total distributions                                     (0.58)         (0.64)         (0.67)         (0.21)          (0.47)
                                                    -----------    -----------    -----------    -----------     -----------
  Portfolio transaction fee                                   0              0              0              0               0
                                                    -----------    -----------    -----------    -----------     -----------
  Net asset value, end of period                    $     12.46    $     12.66    $     12.53    $     12.62     $     12.70
                                                    ===========    ===========    ===========    ===========     ===========

  Total return (b)                                         3.07%          6.35%          5.88%          1.05%           5.98%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)         $   127,598    $   138,037    $   142,081    $   193,220     $   156,920
    Average net assets (000 omitted)                $   132,741    $   139,410    $   136,888    $   173,982     $   144,315
    Ratio of expenses to average net assets                0.70%          0.70%          0.69%          0.69%*          0.71%
    Ratio of net investment income to average
    net assets                                             4.61%          5.13%          5.32%          3.17%*          3.73%
    Portfolio turnover rate                               82.16%         56.93%         80.11%         24.52%          76.89%



                                                    -----------------------------------------------------------
                                                                             SHORT DURATION
                                                                              DIVERSIFIED
                                                                          MUNICIPAL PORTFOLIO
                                                    ------------------------------------------------------------
                                                     YEAR ENDED     YEAR ENDED    YEAR ENDED       YEAR ENDED
                                                      9/30/00        9/30/99       9/30/98          9/30/97
================================================================================================================
  Net asset value, beginning of period              $     12.49    $     12.57    $     12.56    $     12.52
                                                    -----------    -----------    -----------    -----------
    Income from investment operations:
      Investment income, net                               0.47           0.42           0.45           0.46
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         (0.01)         (0.05)          0.04           0.05
                                                    -----------    -----------    -----------    -----------
  Total from investment operations                         0.46           0.37           0.49           0.51
                                                    -----------    -----------    -----------    -----------
    Less distributions:
      Dividends from taxable net investment income        (0.01)         (0.01)         (0.01)         (0.02)
      Dividends from tax-exempt net
      investment income                                   (0.46)         (0.41)         (0.44)         (0.44)
      Distributions from net realized gains                   0          (0.03)         (0.03)         (0.01)
      Distributions in excess of net realized
      gains due to timing differences                     (0.04)             0              0              0
                                                    -----------    -----------    -----------    -----------
  Total distributions                                     (0.51)         (0.45)         (0.48)         (0.47)
                                                    -----------    -----------    -----------    -----------
  Portfolio transaction fee                                   0              0              0              0
                                                    -----------    -----------    -----------    -----------
  Net asset value, end of period                    $     12.44    $     12.49    $     12.57    $     12.56
                                                    ===========    ===========    ===========    ===========

  Total return (b)                                         3.77%          2.91%          4.02%          4.17%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)         $   158,315    $   170,722    $   158,553    $   151,821
    Average net assets (000 omitted)                $   168,807    $   167,918    $   150,699    $   135,288
    Ratio of expenses to average net assets                0.71%          0.71%          0.71%          0.72%
    Ratio of net investment income to average
    net assets                                             3.75%          3.29%          3.58%          3.66%
    Portfolio turnover rate                               99.12%         95.33%         99.93%         68.25%



                                                    -----------------------------------------
                                                                 SHORT DURATION
                                                                   CALIFORNIA
                                                               MUNICIPAL PORTFOLIO
                                                    -----------------------------------------
                                                     SIX MONTHS
                                                    ENDED 3/31/02  YEAR ENDED     YEAR ENDED
                                                     (UNAUDITED)   9/30/01(a)      9/30/00
=============================================================================================
  Net asset value, beginning of period              $    12.68     $    12.51    $    12.53
                                                    ----------     ----------    ----------
    Income from investment operations:
      Investment income, net                              0.20           0.46          0.45
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies        (0.09)          0.17          0.02
                                                    ----------     ----------    ----------
  Total from investment operations                        0.11           0.63          0.47
                                                    ----------     ----------    ----------
    Less distributions:
      Dividends from taxable net investment income       (0.20)         (0.03)        (0.03)
      Dividends from tax-exempt net
      investment income                                      0          (0.43)        (0.42)
      Distributions from net realized gains                  0              0         (0.04)
      Distributions in excess of net realized
      gains due to timing differences                        0              0             0
                                                    ----------     ----------    ----------
  Total distributions                                    (0.20)         (0.46)        (0.49)
                                                    ----------     ----------    ----------
  Portfolio transaction fee                                  0              0             0
                                                    ----------     ----------    ----------

  Net asset value, end of period                    $    12.59     $    12.68    $    12.51
                                                    ==========     ==========    ==========

  Total return (b)                                        0.84%          5.13%         3.87%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)         $   61,257     $   54,073    $   58,089
    Average net assets (000 omitted)                $   56,042     $   55,681    $   83,374
    Ratio of expenses to average net assets               0.81%*         0.79%         0.73%
    Ratio of net investment income to average
    net assets                                            3.09%*         3.66%         3.58%
    Portfolio turnover rate                              15.88%         60.33%        94.20%



See Footnote Summary on Page 29.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
24 & 25 Sanford C. Bernstein Fund, Inc. 2002 Semiannual Report

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                           --------------------------------------    ----------------------------
                                                                        SHORT DURATION                     SHORT DURATION
                                                                          CALIFORNIA                          NEW YORK
                                                                      MUNICIPAL PORTFOLIO                 MUNICIPAL PORTFOLIO
                                                           --------------------------------------    ----------------------------
                                                                                                      SIX MONTHS
                                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    ENDED 3/31/02     YEAR ENDED
                                                             9/30/99       9/30/98       9/30/97      (UNAUDITED)      9/30/01(a)
=================================================================================================================================
  Net asset value, beginning of period                    $     12.61    $     12.55    $     12.53    $     12.54     $     12.31
                                                          -----------    -----------    -----------    -----------     -----------
    Income from investment operations:
      Investment income, net                                     0.40           0.42           0.45           0.19            0.44
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies               (0.04)          0.07           0.03          (0.06)           0.23
                                                          -----------    -----------    -----------    -----------     -----------

  Total from investment operations                               0.36           0.49           0.48           0.13            0.67
                                                          -----------    -----------    -----------    -----------     -----------
    Less distributions:
      Dividends from taxable net investment income              (0.02)         (0.02)         (0.04)         (0.19)          (0.03)
      Dividends from tax-exempt net
      investment income                                         (0.38)         (0.40)         (0.41)             0           (0.41)
      Distributions from net realized gains                     (0.04)         (0.01)         (0.01)             0               0
                                                          -----------    -----------    -----------    -----------     -----------

  Total distributions                                           (0.44)         (0.43)         (0.46)         (0.19)          (0.44)
                                                          -----------    -----------    -----------    -----------     -----------

  Portfolio transaction fee                                         0              0              0              0               0
                                                          -----------    -----------    -----------    -----------     -----------

  Net asset value, end of period                          $     12.53    $     12.61    $     12.55    $     12.48     $     12.54
                                                          ===========    ===========    ===========    ===========     ===========

  Total return (b)                                               2.90%          3.98%          3.89%          1.08%           5.55%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)               $   108,511    $    99,050    $    86,311    $   103,547     $    87,919
    Average net assets (000 omitted)                      $    97,808    $    88,338    $    76,339    $    96,025     $    94,322
    Ratio of expenses to average net assets                      0.73%          0.73%          0.74%          0.74%*          0.73%
    Ratio of net investment income to average
    net assets                                                   3.18%          3.34%          3.56%          3.10%*          3.56%
    Portfolio turnover rate                                    126.65%         77.01%         75.36%         12.74%          92.84%



                                                              ----------------------------------------------------------------------
                                                                                          SHORT DURATION
                                                                                             NEW YORK
                                                                                        MUNICIPAL PORTFOLIO
                                                              ----------------------------------------------------------------------

                                                                       YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                        9/30/00         9/30/99         9/30/98          9/30/97
====================================================================================================================================
  Net asset value, beginning of period                                 $     12.35     $     12.47     $     12.47     $     12.52
                                                                       -----------     -----------     -----------     -----------
    Income from investment operations:
      Investment income, net                                                  0.48            0.44            0.46            0.50
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies                            (0.04)          (0.12)           0.01           (0.01)
                                                                       -----------     -----------     -----------     -----------

  Total from investment operations                                            0.44            0.32            0.47            0.49
                                                                       -----------     -----------     -----------     -----------
    Less distributions:
      Dividends from taxable net investment income                           (0.01)          (0.02)          (0.01)          (0.08)
      Dividends from tax-exempt net
      investment income                                                      (0.47)          (0.42)          (0.45)          (0.42)
      Distributions from net realized gains                                      0               0           (0.01)          (0.04)
                                                                       -----------     -----------     -----------     -----------

  Total distributions                                                        (0.48)          (0.44)          (0.47)          (0.54)
                                                                       -----------     -----------     -----------     -----------

  Portfolio transaction fee                                                      0               0               0               0
                                                                       -----------     -----------     -----------     -----------

  Net asset value, end of period                                       $     12.31     $     12.35     $     12.47     $     12.47
                                                                       ===========     ===========     ===========     ===========

  Total return (b)                                                            3.64%           2.64%           3.86%           3.99%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)                            $    93,774     $   101,901     $    78,652     $    76,142
    Average net assets (000 omitted)                                   $   106,683     $    92,014     $    77,989     $    69,567
    Ratio of expenses to average net assets                                   0.72%           0.74%           0.74%           0.76%
    Ratio of net investment income to average
    net assets                                                                3.91%           3.57%           3.66%           3.97%
    Portfolio turnover rate                                                  65.09%          77.64%          52.93%          98.01%


                                                              ----------------------------------------------------------------------
                                                                                        DIVERSIFIED MUNICIPAL
                                                                                      MUNICIPAL CLASS PORTFOLIO
                                                              ----------------------------------------------------------------------
                                                                    SIX MONTHS
                                                                   ENDED 3/31/02     YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                                    (UNAUDITED)      9/30/01 (a)        9/30/00        9/30/99
===================================================================================================================================
  Net asset value, beginning of period                           $       14.05     $       13.50    $       13.47    $       13.96
                                                                 -------------     -------------    -------------    -------------
    Income from investment operations:
      Investment income, net                                              0.29              0.59             0.58             0.56
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies                        (0.22)             0.55             0.08            (0.46)
                                                                 -------------     -------------    -------------    -------------

  Total from investment operations                                        0.07              1.14             0.66             0.10
                                                                 -------------     -------------    -------------    -------------

    Less distributions:
      Dividends from taxable net investment income                       (0.29)            (0.01)           (0.01)           (0.02)
      Dividends from tax-exempt net
      investment income                                                      0             (0.58)           (0.57)           (0.54)
      Distributions from net realized gains                                  0                 0            (0.05)           (0.03)
                                                                 -------------     -------------    -------------    -------------

  Total distributions                                                    (0.29)            (0.59)           (0.63)           (0.59)
                                                                 -------------     -------------    -------------    -------------

  Portfolio transaction fee                                                  0                 0                0                0
                                                                 -------------     -------------    -------------    -------------

  Net asset value, end of period                                 $       13.83     $       14.05    $       13.50    $       13.47
                                                                 =============     =============    =============    =============

  Total return (b)                                                        0.48%             8.63%            5.04%            0.77%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)                      $   1,504,555     $   1,388,653    $   1,205,781    $   1,517,233
    Average net assets (000 omitted)                             $   1,447,206     $   1,277,970    $   1,329,585    $   1,458,118
    Ratio of expenses to average net assets                               0.62%*            0.63%            0.63%            0.63%
    Ratio of net investment income to average
    net assets                                                            4.11%*            4.30%            4.30%            4.08%
    Portfolio turnover rate                                              12.10%            25.88%           34.94%           44.69%

See Footnote Summary on Page 29.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
26 & 27 Sanford C. Bernstein Fund, Inc. 2002 Semiannual Report

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:


                                                      --------------------------  ------------------------------------------
                                                         DIVERSIFIED MUNICIPAL            CALIFORNIA MUNICIPAL
                                                               PORTFOLIO                         PORTFOLIO
                                                             MUNICIPAL CLASS                  MUNICIPAL CLASS
                                                      --------------------------  ------------------------------------------
                                                                                   SIX MONTHS
                                                       YEAR ENDED    YEAR ENDED   ENDED 3/31/02   YEAR ENDED    YEAR ENDED
                                                         9/30/98      9/30/97      (UNAUDITED)    9/30/01(a)     9/30/00
============================================================================================================================
  Net asset value, beginning of period                $     13.74    $     13.44    $   14.23     $   13.81    $   13.69
                                                      -----------    -----------    ---------     ---------    ---------
    Income from investment operations:
      Investment income, net                                 0.58           0.60         0.27          0.57         0.57
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies            0.23           0.31        (0.22)         0.42         0.16
                                                      -----------    -----------    ---------     ---------    ---------

  Total from investment operations                           0.81           0.91         0.05          0.99         0.73
                                                      -----------    -----------    ---------     ---------    ---------

    Less distributions:
      Dividends from taxable net investment income          (0.02)         (0.02)       (0.27)        (0.04)       (0.02)
      Dividends from tax-exempt net
      investment income                                     (0.56)         (0.58)           0         (0.53)       (0.55)
      Distributions from net realized gains                 (0.01)         (0.01)           0             0        (0.04)
      Distributions in excess of net realized
      gains due to timing differences                           0              0            0             0            0
                                                      -----------    -----------    ---------     ---------    ---------

  Total distributions                                       (0.59)         (0.61)       (0.27)        (0.57)       (0.61)
                                                      -----------    -----------    ---------     ---------    ---------

  Portfolio transaction fee                                     0              0            0             0            0
                                                      -----------    -----------    ---------     ---------    ---------

  Net asset value, end of period                      $     13.96    $     13.74    $   14.01     $   14.23    $   13.81
                                                      ===========    ===========    =========     =========    =========

  Total return (b)                                           5.98%          6.95%        0.33%         7.33%        5.44%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)           $ 1,385,785    $ 1,114,374    $ 534,213     $ 491,194    $ 450,744
    Average net assets (000 omitted)                  $ 1,250,621    $   965,455    $ 517,495     $ 460,729    $ 524,573
    Ratio of expenses to average net assets                  0.63%          0.65%        0.64%*        0.65%        0.64%
    Ratio of net investment income to average
    net assets                                               4.17%          4.43%        3.78%*        4.07%        4.15%
    Portfolio turnover rate                                 22.00%         24.65%       20.96%        45.61%       48.46%


                                                      -----------------------------------------        -----------------------------
                                                                   CALIFORNIA MUNICIPAL                     NEW YORK MUNICIPAL
                                                                        PORTFOLIO                                PORTOLIO
                                                                      MUNICIPAL CLASS                         MUNICIPAL CLASS
                                                      -----------------------------------------        -----------------------------
                                                                                                        SIX MONTHS
                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED       ENDED 3/31/02   YEAR ENDED
                                                        9/30/99         9/30/98         9/30/97         (UNAUDITED)    9/30/01 (a)
===================================================================================================================================
  Net asset value, beginning of period                    $     14.19    $     13.90    $     13.58    $     13.85     $     13.37
                                                          -----------    -----------    -----------    -----------     -----------
    Income from investment operations:
      Investment income, net                                     0.54           0.57           0.59           0.28            0.57
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies               (0.46)          0.30           0.32          (0.18)           0.48
                                                          -----------    -----------    -----------    -----------     -----------
  Total from investment operations                               0.08           0.87           0.91           0.10            1.05
                                                          -----------    -----------    -----------    -----------     -----------
    Less distributions:
      Dividends from taxable net investment income              (0.02)         (0.02)         (0.03)         (0.28)          (0.02)
      Dividends from tax-exempt net
      investment income                                         (0.52)         (0.55)         (0.56)             0           (0.55)
      Distributions from net realized gains                     (0.04)         (0.01)             0              0               0
      Distributions in excess of net realized
      gains due to timing differences                               0              0              0              0               0
                                                          -----------    -----------    -----------    -----------     -----------

  Total distributions                                           (0.58)         (0.58)         (0.59)         (0.28)          (0.57)
                                                          -----------    -----------    -----------    -----------     -----------

  Portfolio transaction fee                                         0              0              0              0               0
                                                          -----------    -----------    -----------    -----------     -----------

  Net asset value, end of period                          $     13.69    $     14.19    $     13.90    $     13.67     $     13.85
                                                          ===========    ===========    ===========    ===========     ===========

  Total return (b)                                               0.60%          6.37%          6.82%          0.71%           7.99%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)               $   605,962    $   549,757    $   411,384    $   822,025     $   763,728
    Average net assets (000 omitted)                      $   586,510    $   473,077    $   339,514    $   793,851     $   713,704
    Ratio of expenses to average net assets                      0.64%          0.65%          0.67%          0.64%*          0.64%
    Ratio of net investment income to average
    net assets                                                   3.88%          4.04%          4.26%          4.04%*          4.17%
    Portfolio turnover rate                                     38.44%         25.33%         41.32%         15.28%          29.01%


                                                    ----------------------------------------------------------
                                                                         NEW YORK MUNICIPAL
                                                                              PORTOLIO
                                                                           MUNICIPAL CLASS
                                                    ----------------------------------------------------------
                                                         YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                           9/30/00       9/30/99       9/30/98       9/30/97
===============================================================================================================
  Net asset value, beginning of period              $     13.36    $     13.87    $     13.62    $     13.35
                                                    -----------    -----------    -----------    -----------
    Income from investment operations:
      Investment income, net                               0.57           0.56           0.58           0.61
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          0.07          (0.46)          0.26           0.27
                                                    -----------    -----------    -----------    -----------

  Total from investment operations                         0.64           0.10           0.84           0.88
                                                    -----------    -----------    -----------    -----------

    Less distributions:
      Dividends from taxable net investment income            0          (0.01)         (0.01)         (0.01)
      Dividends from tax-exempt net
      investment income                                   (0.57)         (0.55)         (0.57)         (0.60)
      Distributions from net realized gains               (0.05)         (0.05)         (0.01)             0
      Distributions in excess of net realized
      gains due to timing differences                     (0.01)             0              0              0
                                                    -----------    -----------    -----------    -----------

  Total distributions                                     (0.63)         (0.61)         (0.59)         (0.61)
                                                    -----------    -----------    -----------    -----------

  Portfolio transaction fee                                   0              0              0              0
                                                    -----------    -----------    -----------    -----------

  Net asset value, end of period                    $     13.37    $     13.36    $     13.87    $     13.62
                                                    ===========    ===========    ===========    ===========

  Total return (b)                                         4.93%          0.74%          6.32%          6.73%

Ratios/Supplemental Data
    Net assets, end of period (000 omitted)         $   673,723    $   845,970    $   816,082    $   671,700
    Average net assets (000 omitted)                $   743,412    $   843,755    $   746,257    $   603,119
    Ratio of expenses to average net assets                0.64%          0.64%          0.64%          0.65%
    Ratio of net investment income to average
    net assets                                             4.33%          4.09%          4.25%          4.51%
    Portfolio turnover rate                               32.88%         35.13%         27.20%         25.94%

See Footnote Summary on Page 29.

See Notes to Financial Statements.

* Annualized

(a) Prior to October 2, 2000, Sanford C. Bernstein & Co., Inc. served as investment manager to the Fund. On October 2, 2000, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Sanford C. Bernstein & Co., Inc. and became investment adviser for the Fund.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c) Commenced operations April 30, 1999

(d) This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the six months ending March 31, 2002 and the years ending September 30, 2001, September 30, 2000, September 30, 1999, September 30, 1998 and September 30, 1997, without taking into account these transaction fees would have been 31.61%, (24.37)%, (3.82)%, 76.88%, (53.24)% and 3.79%, respectively.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
28 & 29 Sanford C. Bernstein Fund, Inc. 2002 Semiannual Report

Sanford C. Bernstein Fund, Inc.

Notes to Financial Statements (Unaudited)

NOTE 1. Organization and Significant Accounting Policies

            Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series of shares (the "Portfolios"), each with its own investment objectives. The three International Equity Portfolios are Tax-Managed International Value, International Value II and Emerging Markets Value; the nine Fixed-Income Portfolios are Intermediate Duration, Short Duration Plus, U.S. Government Short Duration, Short Duration Diversified Municipal, Short Duration California Municipal, Short Duration New York Municipal, Diversified Municipal, California Municipal and New York Municipal. Effective February 1, 2002, the Diversified Municipal, California Municipal and New York Municipal Portfolios (collectively, "Intermediate Municipal Portfolios") commenced offering Alliance Intermediate Municipal Class A, Alliance Intermediate Municipal Class B and Alliance Intermediate Municipal Class C Shares (collectively, "Intermediate Class Shares") in addition to the existing share class of the Intermediate Municipal Portfolios (each, a "Municipal Class"). The financial highlights of the Intermediate Class Shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable.

      A.    Portfolio Valuation

            The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Alliance Capital Management L.P. (the "Adviser"). The Adviser may also use an independent pricing service to value the Portfolios' assets to the extent that the Adviser deems appropriate. Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser of the Fund under procedures established by and under the general supervision of the Board of Directors.

      B.    Foreign Currency Translation

            The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m., New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

            Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

            The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Fund does isolate the effect of changes in foreign exchange rates from changes in market prices of debt securities sold during the year, as required by the Internal Revenue Code.

            The Tax-Managed International Value Portfolio, International Value Portfolio II, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.


--------------------------------------------------------------------------------
30 Sanford C. Bernstein Fund, Inc.

      C.    Security Transactions and Related Investment Income

            Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

      D.    Futures Contracts

            Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

      E.    Written Options

            When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

      F.    Taxes

            Each of the 12 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

      G.    Repurchase Agreements

            Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

      H.    Securities Transactions on a When-Issued or Delayed-Delivery Basis

            Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value.

--------------------------------------------------------------------------------
                                                       2002 Semiannual Report 31

Sanford C. Bernstein Fund, Inc.

      I.    Distribution of Income and Gains

            Net investment income of each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

            Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

      J.    Income and Expenses

            All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class. Class-specific expenses are borne by the respective class.

      K.    Use of Estimates

            The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      L.    Portfolio Transaction Fee

            The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

      M.    Securities Lending

            Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At March 31, 2002, the Tax-Managed International Value Portfolio had securities on loan with a value of $631,648,445 and had received collateral of $674,510,591, of which $609,588,585 was cash collateral and $64,922,006 was collateral in the form of U.S. Government securities. At March 31, 2002, the International Value Portfolio II had securities on loan with a value of $208,463,154 and had received collateral of $222,530,494, of which $199,294,860 was cash collateral and $23,235,634 was collateral in the form of U.S. Government securities. The Tax-Managed International Value Portfolio and the International Value Portfolio II earned $497,705 and $221,964, respectively, from securities lending transactions for the period ended March 31, 2002. This amount is reflected in the Statement of Operations as a component of interest income.


--------------------------------------------------------------------------------
32 Sanford C. Bernstein Fund, Inc.

NOTE 2. Investment Management and Transactions with Affiliated Persons

      A.    Management Fee

            Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, based on the annual rate, for these services as follows:

                                                                                          AVERAGE DAILY NET ASSETS

                                                                    FIRST $1 BILLION                                      THEREAFTER
====================================================================================================================================
Intermediate Duration, Short Duration Plus,
U.S. Government Short Duration, Diversified Municipal,
California Municipal and New York Municipal Portfolios                    .500%                                              .450%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          AVERAGE DAILY NET ASSETS

                                                                        FIRST              NEXT              NEXT
                                                                      $1 BILLION        $3 BILLION        $2 BILLION      THEREAFTER
====================================================================================================================================
Tax-Managed International Value Portfolio and
International Value Portfolio II                                          1%              .900%              .875%           .850%
------------------------------------------------------------------------------------------------------------------------------------
Short Duration Diversified Municipal, Short Duration
California Municipal and Short Duration New York
Municipal Portfolios                                                                .500% of the average daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Portfolio                                                    1.25% of the average daily net assets

      B.    Shareholder Servicing and Administrative Fee; Transfer Agency Fee

            Under the Shareholder Servicing and Administrative Agreement dated as of October 2, 2000, between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. This agreement does not apply to the Intermediate Class Shares of the Intermediate Municipal Portfolios. Under the agreement, the fee payable by each Portfolio except the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio to the Adviser for services under this agreement is .10 of 1% of the average daily net assets of each Portfolio during the month, and the fee paid by the Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of the average daily net assets of each Portfolio during the month.

            Under a Transfer Agency Agreement, the Intermediate Classes of the Intermediate Municipal Portfolios compensate Alliance Global Investor Services, Inc., a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to: Diversified Municipal Portfolio, $2,414; California Municipal Portfolio, $585; and New York Municipal Portfolio, $1,093 for the period from February 1, 2002 to March 31, 2002.


--------------------------------------------------------------------------------
                                                       2002 Semiannual Report 33

Sanford C. Bernstein Fund, Inc.

      C.    Distribution

            Under the Distribution Agreement between the Fund, on behalf of each Portfolio other than the Intermediate Class Shares of the Intermediate Municipal Portfolios, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell shares of the 12 Portfolios. This agreement does not apply to the Intermediate Class Shares of the Intermediate Municipal Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of Alliance Capital Management L.P.

      D.    Distribution Arrangements--Intermediate Municipal Classes

            The Intermediate Class Shares of the Intermediate Municipal Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Intermediate Class Share pays distribution services fees to Alliance Fund Distributors, Inc. (AFD), a wholly owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to the Intermediate Municipal Class A shares and 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to both Intermediate Municipal Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that AFD will use such payments in their entirety for distribution assistance and promotional activities. AFD has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Intermediate Class Shares as follows:

                   DIVERSIFIED MUNICIPAL                CALIFORNIA MUNICIPAL           NEW YORK MUNICIPAL
=========================================================================================================
Class B                  $324,348                              $81,051                      $139,636
Class C                   116,242                               29,469                        32,599

            Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by AFD beyond the current fiscal year for Intermediate Municipal Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


      E.    Other Transactions with Affiliates

            Intermediate Municipal Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Intermediate Municipal Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Intermediate Municipal Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Intermediate Municipal Class B shares will automatically convert to Intermediate Municipal Class A shares six years after the end of the calendar month of purchase. Intermediate Municipal Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

            AFD has advised the Fund that it has received front-end sales charges from sales of Intermediate Municipal Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Intermediate Municipal Class A, Class B and Class C shares for the period ended March 31, 2002 as follows:

                                      FRONT-END                            CONTINGENT DEFERRED SALES CHARGES
                                   SALES CHARGES               -------------------------------------------------------
PORTFOLIO                             CLASS A                  CLASS A                 CLASS B                 CLASS C
======================================================================================================================
Diversified Municipal                  $7,464                  $    0                  $    0                  $3,787
California Municipal                    2,302                       0                       0                       0
New York Municipal                      2,682                       0                       0                       0


--------------------------------------------------------------------------------
34 Sanford C. Bernstein Fund, Inc.

            The Tax-Managed International Value and Emerging Markets Value Portfolios paid commissions to Sanford C. Bernstein & Co., LLC (formerly Sanford C. Bernstein & Co., Inc.) in the amount of $11,416 and $38,658, respectively, for the period ended March 31, 2002.

      F.    Directors and Officers

            Each of the five directors not affiliated with the Adviser or its affiliates receives annual compensation of $40,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with the Adviser or its affiliates receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

NOTE 3. Investment Security Transactions

      A.    Purchases and Sales

            For the period from October 1, 2001 through March 31, 2002, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                                 PURCHASES                                       SALES
                                               EXCLUDING U.S.        PURCHASES OF            EXCLUDING U.S.            SALES OF OF
                                                 GOVERNMENT        U.S. GOVERNMENT             OVERNMENT             U.S. GOVERNMENT
                                                 SECURITIES           SECURITIES               SECURITIES              SECURITIES
====================================================================================================================================
Tax-Managed International Value                 $450,892,336                     0            $289,698,054                         0
International Value II                           246,322,102                     0             222,892,105                         0
Emerging Markets Value                            89,552,339                     0              70,523,852                         0
Intermediate Duration                            531,402,752        $6,267,022,894             637,069,450            $6,129,023,730
Short Duration Plus                              130,502,027           443,656,873              87,034,390               436,813,266
U.S. Government Short Duration                             0           120,127,525                 174,583               116,828,261
Diversified Municipal                            299,377,010                     0             169,635,298                         0
California Municipal                             181,250,797                     0             106,781,158                         0
New York Municipal                               126,323,094                     0             104,927,124                10,292,656
Short Duration Diversified Municipal              79,489,251                     0              40,861,777                         0
Short Duration California Municipal               21,164,480                     0               8,404,726                         0
Short Duration New York Municipal                 17,425,848                     0              11,174,804                         0

      B.    Transactions in Securities of Affiliated Issuers

            Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of transactions in the securities of these issuers for the period ended March 31, 2002 is set forth below:

--------------------------------------------------------------------------------
BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                            ACQUISITIONS          DISPOSITIONS
                            BEGINNING     ----------------      ----------------       ENDING     REALIZED
                              SHARE       SHARE                 SHARE                  SHARE        GAIN       DIVIDEND      ENDING
AFFILIATE                     AMOUNT      AMOUNT      COST      AMOUNT      COST       AMOUNT      (LOSS)       INCOME       VALUE
====================================================================================================================================
Central Costanera
   S.A. (Class B)           3,550,000        0         $0          0         $0      3,550,000       $0           $0      $1,173,305
Central Puerto S.A          1,943,759        0          0          0          0      1,943,759        0            0         280,033
                                                       -----------------------------------------------------------------------------
                                                       $0                    $0                      $0           $0      $1,453,338
                                                       ==                    ==                      ==           ==      ==========


--------------------------------------------------------------------------------
                                                       2002 Semiannual Report 35

Sanford C. Bernstein Fund, Inc.

      C.    Federal Income Tax Status

            At September 30, 2001, the following Portfolios had capital loss carryforwards as shown below:

                                                          CAPITAL LOSS
                                                       CARRYFORWARD AMOUNT     EXPIRATION
=========================================================================================
Intermediate Duration Portfolio                             $16,091,312         9/30/2008
Intermediate Duration Portfolio                              49,466,327         9/30/2009
Short Duration Plus Portfolio                                 3,179,986         9/30/2003
Short Duration Plus Portfolio                                   288,982         9/30/2008
Diversified Municipal Portfolio                                 276,500         9/30/2008
Diversified Municipal Portfolio                               9,142,241         9/30/2009
California Municipal Portfolio                                  227,023         9/30/2008
California Municipal Portfolio                                2,206,882         9/30/2009
New York Municipal Portfolio                                  1,323,001         9/30/2008
New York Municipal Portfolio                                  4,920,698         9/30/2009
Short Duration California Municipal Portfolio                    21,025         9/30/2008
Short Duration California Municipal Portfolio                    80,184         9/30/2009
Short Duration New York Municipal Portfolio                     165,582         9/30/2007
Short Duration New York Municipal Portfolio                      20,583         9/30/2008
Short Duration New York Municipal Portfolio                     514,053         9/30/2009

At September 30, 2001, the following Portfolios had post-October capital loss deferrals as shown below. For tax purposes, these losses are deemed to arise on October 1, 2001:

                                                            POST-OCTOBER CAPITAL
                                                               LOSS DEFERRAL
================================================================================
Tax-Managed International Value Portfolio                       $ 10,305,477
International Value Portfolio II                                 134,748,491
Emerging Markets Value Portfolio                                  42,065,831
Intermediate Duration Portfolio                                    4,797,647
Short Duration Plus Portfolio                                      1,122,483
U.S. Government Short Duration Portfolio                               7,242
Short Duration California Municipal Portfolio                          3,041
================================================================================

Additionally, the Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had post-October foreign currency loss deferrals of $2,204,840, $5,922,786 and $986,050, respectively. For tax purposes, these losses are deemed to arise on October 1, 2001.


--------------------------------------------------------------------------------
36 Sanford C. Bernstein Fund, Inc.

      D.    Foreign Currency Contracts

            At March 31, 2002, the Tax-Managed International Value Portfolio and International Value Portfolio II had outstanding foreign currency contracts to sell foreign currencies as follows:

--------------------------------------------------------------------------------
FOREIGN CURRENCY SELL CONTRACTS--TAX-MANAGED INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                  VALUE PAYABLE AT           CURRENT              CONTRACT               CONTRACT
FOREIGN CURRENCY                                  SETTLEMENT DATES            VALUE             APPRECIATION          (DEPRECIATION)
====================================================================================================================================
Settlement 06/01/02 through 06/30/02
   Japanese Yen                                     $640,491,343         $619,478,849           $ 21,012,494           $          0
   Norwegian Krone                                    41,020,865           41,374,879                      0               (354,014)
                                                    ------------         ------------           ------------           ------------
Total                                               $681,512,208         $660,853,728           $ 21,012,494           $   (354,014)
                                                    ============         ============           ============           ============

--------------------------------------------------------------------------------
FOREIGN CURRENCY SELL CONTRACTS--INTERNATIONAL VALUE PORTFOLIO II
--------------------------------------------------------------------------------

                                                  VALUE PAYABLE AT           CURRENT              CONTRACT               CONTRACT
FOREIGN CURRENCY                                  SETTLEMENT DATES            VALUE             APPRECIATION          (DEPRECIATION)
====================================================================================================================================
Settlement 06/01/02 through 06/30/02
   Japanese Yen                                     $371,142,681         $358,964,516           $ 12,178,165           $          0
   Norwegian Krone                                    20,538,149           20,715,396                      0               (177,247)
                                                    ------------         ------------           ------------           ------------
Total                                               $391,680,830         $379,679,912           $ 12,178,165           $   (177,247)
                                                    ============         ============           ============           ============

NOTE 4. Concentration of Credit Risk

            The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

NOTE 5. Risks Involved in Futures and Foreign Currency Contracts

            All Portfolios of the Fund may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

            The Short Duration Plus Portfolio, Intermediate Duration Portfolio, Tax-Managed International Value Portfolio, International Value Portfolio II and Emerging Markets Value Portfolio enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


--------------------------------------------------------------------------------
                                                       2002 Semiannual Report 37

Sanford C. Bernstein Fund, Inc.

NOTE 6. Capital-Share Transactions

            The Fund has authorized 4.8 billion shares of common stock, par value $0.001 per share, of which, at March 31, 2002, 4,650 million are divided into 12 Portfolios. It has allocated 400 million to the Tax-Managed International Value Portfolio; 300 million each to the Intermediate Duration Portfolio and the International Value Portfolio II; 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes; 100 million each to the Emerging Markets Value Portfolio, Short Duration Plus Portfolio, and the U.S. Government Short Duration Portfolio; 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes; and 50 million allocated to each of the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio. Share transactions for each portfolio for the period ended March 31, 2002 and for the year ended September 30, 2001, were as follows:

                                ------------------------------     ------------------------------     ------------------------------
                                          TAX-MANAGED                                                            EMERGING
                                      INTERNATIONAL VALUE               INTERNATIONAL VALUE                    MARKETS VALUE
                                           PORTFOLIO                        PORTFOLIO II                         PORTFOLIO
                                ------------------------------     ------------------------------     ------------------------------
                                 SIX MONTHS       YEAR ENDED        SIX MONTHS       YEAR ENDED        SIX MONTHS        YEAR ENDED
                                ENDED 3/31/02       9/30/01        ENDED 3/31/02       9/30/01        ENDED 3/31/02        9/30/01
====================================================================================================================================
Shares sold                       30,803,448       26,676,735        13,068,423       13,881,586         4,061,613        9,111,922
Shares issued to shareholders
on reinvestment of dividends
and distributions                  2,585,654       14,931,159         3,031,801       17,313,131           349,221          897,511
Shares redeemed                  (20,186,545)     (30,859,321)      (11,107,317)     (23,760,994)       (2,035,841)      (5,095,988)
                                ------------     ------------      ------------     ------------      ------------     ------------
Net increase in shares
outstanding                       13,202,557       10,748,573         4,992,907        7,433,723         2,374,993        4,913,445
Shares outstanding at
beginning of period              159,001,009      148,252,436       100,753,651       93,319,928        40,029,208       35,115,763
                                ------------     ------------      ------------     ------------      ------------     ------------
Shares outstanding at
end of period                    172,203,566      159,001,009       105,746,558      100,753,651        42,404,201       40,029,208
                                ============     ============      ============     ============      ============     ============

                                ------------------------------     ------------------------------     ------------------------------
                                          INTERMEDIATE                          SHORT                         U.S. GOVERNMENT
                                           DURATION                         DURATION PLUS                     SHORT DURATION
                                           PORTFOLIO                          PORTFOLIO                          PORTFOLIO
                                ------------------------------     ------------------------------     ------------------------------
                                 SIX MONTHS       YEAR ENDED        SIX MONTHS       YEAR ENDED        SIX MONTHS        YEAR ENDED
                                ENDED 3/31/02       9/30/01        ENDED 3/31/02       9/30/01        ENDED 3/31/02        9/30/01
====================================================================================================================================
Shares sold                       20,408,955       38,260,912         6,204,156        9,427,946         2,064,507        3,728,253
Shares issued to shareholders
on reinvestment of dividends
and distributions                    833,131        2,364,198           234,792          601,854           138,490          177,902
Shares redeemed                  (17,422,812)     (39,704,850)       (5,710,085)     (14,328,011)       (2,152,213)      (3,780,679)
                                ------------     ------------      ------------     ------------      ------------     ------------
Net increase (decrease)
in shares outstanding              3,819,274          920,260           728,863       (4,298,211)           50,784          125,476
Shares outstanding at
beginning of period              164,207,483      163,287,223        28,979,535       33,277,746         7,779,332        7,653,856
                                ------------     ------------      ------------     ------------      ------------     ------------
Shares outstanding at
end of period                    168,026,757      164,207,483        29,708,398       28,979,535         7,830,116        7,779,332
                                ============     ============      ============     ============      ============     ============



--------------------------------------------------------------------------------
38 Sanford C. Bernstein Fund, Inc.

                                ------------------------------     ------------------------------     ------------------------------
                                        SHORT DURATION                     SHORT DURATION                     SHORT DURATION
                                     DIVERSIFIED MUNICIPAL              CALIFORNIA MUNICIPAL                 NEW YORK MUNICIPAL
                                           PORTFOLIO                          PORTFOLIO                          PORTFOLIO
                                ------------------------------     ------------------------------     ------------------------------
                                 SIX MONTHS       YEAR ENDED        SIX MONTHS       YEAR ENDED        SIX MONTHS        YEAR ENDED
                                ENDED 3/31/02       9/30/01        ENDED 3/31/02       9/30/01        ENDED 3/31/02        9/30/01
====================================================================================================================================
Shares sold                        6,972,125        7,698,276         1,486,326        2,474,721         2,841,650        4,340,693
Shares issued to shareholders
on reinvestment of dividends
and distributions                    103,208          149,346            31,905           74,831            56,268          125,619
Shares redeemed                   (4,118,060)      (8,217,806)         (918,547)      (2,927,952)       (1,610,640)      (5,075,931)
                                ------------     ------------      ------------     ------------      ------------     ------------
Net increase (decrease)
in shares outstanding              2,957,273         (370,184)          599,684         (378,400)        1,287,278         (609,619)
Shares outstanding at
beginning of period               12,354,424       12,724,608         4,265,210        4,643,610         7,008,650        7,618,269
                                ------------     ------------      ------------     ------------      ------------     ------------
Shares outstanding at
end of period                     15,311,697       12,354,424         4,864,894        4,265,210         8,295,928        7,008,650
                                ============     ============      ============     ============      ============     ============



--------------------------------------------------------------------------------
                                                       2002 Semiannual Report 39

Sanford C. Bernstein Fund, Inc.

                                                       ----------------------------------------------------------------------------
                                                                              DIVERSIFIED MUNICIPAL PORTFOLIO
                                                       ----------------------------------------------------------------------------
                                                       -----------------------------------      ------------------------------------
                                                                      SHARES                                   AMOUNT
                                                       -----------------------------------      -----------------------------------
                                                         SIX MONTHS          YEAR ENDED           SIX MONTHS          YEAR ENDED
                                                        ENDED 3/31/02          9/30/01           ENDED 3/31/02          9/30/01
====================================================================================================================================
Municipal Class
Shares sold                                                 17,447,771          25,367,022      $   244,365,889     $   351,001,150
Shares issued to shareholders on
reinvestment of dividends
and distributions                                              449,077             798,279            6,280,633          11,037,932
Shares redeemed                                             (7,985,471)        (16,627,419)        (111,842,005)       (229,334,066)
                                                       ---------------     ---------------      ---------------     ---------------
Net increase in shares outstanding                           9,911,377           9,537,882          138,804,517         132,705,016
Shares outstanding at beginning of
period                                                      98,843,723          89,305,841        1,335,725,741       1,203,020,725
                                                       ---------------     ---------------      ---------------     ---------------
Shares outstanding at end of period                        108,755,100          98,843,723      $ 1,474,530,258     $ 1,335,725,741
                                                       ===============     ===============      ===============     ===============

====================================================================================================================================
Alliance Intermediate Municipal Class A Shares (a)
Shares sold                                                  1,504,200                   0      $    20,988,946     $             0
Shares issued to shareholders on
reinvestment of dividends
and distributions                                                  860                   0               12,006                   0
Shares redeemed                                               (250,035)                  0            (3,478,44)                  0
                                                       ---------------     ---------------      ---------------     ---------------
Net increase in shares outstanding                           1,255,025                   0           17,522,503                   0
Shares outstanding at beginning of                                   0                   0                    0                   0
period
                                                       ---------------     ---------------      ---------------     ---------------
Shares outstanding at end of period                          1,255,025                   0      $    17,522,503     $             0
                                                       ===============     ===============      ===============     ===============

====================================================================================================================================
Alliance Intermediate Municipal Class B Shares (a)
Shares sold                                                    902,595                   0      $    12,583,583     $             0
Shares issued to shareholders on
reinvestment of dividends
and distributions                                                  307                   0                4,259                   0
Shares redeemed                                                    (35)                  0                 (481)                  0
                                                       ---------------     ---------------      ---------------     ---------------
Net increase in shares outstanding                             902,867                   0           12,587,361                   0
Shares outstanding at beginning of                                   0                   0                    0                   0
period
                                                       ---------------     ---------------      ---------------     ---------------
Shares outstanding at end of period                            902,867                   0      $    12,587,361     $             0
                                                       ===============     ===============      ===============     ===============

====================================================================================================================================
Alliance Intermediate Municipal Class C Shares (a)
Shares sold                                                    819,144                   0      $    11,437,150     $             0
Shares issued to shareholders on
reinvestment of dividends
and distributions                                                  244                   0                3,393                   0
Shares redeemed                                                (36,333)                  0             (503,282)                  0
                                                       ---------------     ---------------      ---------------     ---------------
Net increase in shares outstanding                             783,055                   0           10,937,261                   0
Shares outstanding at beginning of                                   0                   0                    0                   0
period
                                                       ---------------     ---------------      ---------------     ---------------
Shares outstanding at end of period                            783,055                   0      $    10,937,261     $             0
                                                       ===============     ===============      ===============     ===============

            (a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
40 Sanford C. Bernstein Fund, Inc.

                                                       ----------------------------------------------------------------------------
                                                                              CALIFORNIA MUNICIPAL PORTFOLIO
                                                       ----------------------------------------------------------------------------
                                                       -----------------------------------      ------------------------------------
                                                                      SHARES                                   AMOUNT
                                                       -----------------------------------      -----------------------------------
                                                         SIX MONTHS          YEAR ENDED           SIX MONTHS          YEAR ENDED
                                                        ENDED 3/31/02          9/30/01           ENDED 3/31/02          9/30/01
====================================================================================================================================
Municipal Class
Shares sold                                                  6,650,592           9,689,510      $    94,502,109     $   136,434,380
Shares issued to shareholders on
reinvestment of dividends
and distributions                                              147,345             280,939            2,090,408           3,949,725
Shares redeemed                                             (3,186,332)         (8,090,543)         (45,267,977)       (113,680,377)
                                                       ---------------     ---------------      ---------------     ---------------
Net increase in shares outstanding                           3,611,605           1,879,906           51,324,540          26,703,728
Shares outstanding at beginning of period                   34,517,517          32,637,611          472,701,798         445,998,070
                                                       ---------------     ---------------      ---------------     ---------------
Shares outstanding at end of period                         38,129,122          34,517,517      $   524,026,338     $   472,701,798
                                                       ===============     ===============      ===============     ===============

====================================================================================================================================
Alliance Intermediate Municipal Class A Shares (a)
Shares sold                                                    374,470                   0      $     5,289,504     $             0
Shares issued to shareholders on
reinvestment of dividends
and distributions                                                  240                   0                3,369                   0
Shares redeemed                                                 (3,245)                  0              (45,731)                  0
                                                       ---------------     ---------------      ---------------     ---------------
Net increase in shares outstanding                             371,465                   0            5,247,142                   0
Shares outstanding at beginning of period                            0                   0                    0                   0
                                                       ---------------     ---------------      ---------------     ---------------
Shares outstanding at end of period                            371,465                   0      $     5,247,142     $             0
                                                       ===============     ===============      ===============     ===============

====================================================================================================================================
Alliance Intermediate Municipal Class B Shares (a)
Shares sold                                                    216,883                   0      $     3,070,520     $             0
Shares issued to shareholders on
reinvestment of dividends
and distributions                                                   77                   0                1,088                   0
Shares redeemed                                                     (5)                  0                  (68)                  0
                                                       ---------------     ---------------      ---------------     ---------------
Net increase in shares outstanding                             216,955                   0            3,071,540                   0
Shares outstanding at beginning of period                            0                   0                    0                   0
                                                       ---------------     ---------------      ---------------     ---------------
Shares outstanding at end of period                            216,955                   0      $     3,071,540     $             0
                                                       ===============     ===============      ===============     ===============

====================================================================================================================================
Alliance Intermediate Municipal Class C Shares (a)
Shares sold                                                    242,153                   0      $     3,410,953     $             0
Shares issued to shareholders on
reinvestment of dividends
and distributions                                                   90                   0                1,261                   0
Shares redeemed                                                      0                   0                    0                   0
                                                       ---------------     ---------------      ---------------     ---------------
Net increase in shares outstanding                             242,243                   0            3,412,214                   0
Shares outstanding at beginning of period                            0                   0                    0                   0
                                                       ---------------     ---------------      ---------------     ---------------
Shares outstanding at end of period                            242,243                   0      $     3,412,214     $             0
                                                       ===============     ===============      ===============     ===============

            (a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
                                                       2002 Semiannual Report 41

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)

                                                       ----------------------------------------------------------------------------
                                                                               NEW YORK  MUNICIPAL PORTFOLIO
                                                       ----------------------------------------------------------------------------
                                                                      SHARES                                   AMOUNT
                                                       -----------------------------------      -----------------------------------
                                                         SIX MONTHS          YEAR ENDED           SIX MONTHS          YEAR ENDED
                                                        ENDED 3/31/02          9/30/01           ENDED 3/31/02          9/30/01
====================================================================================================================================
Municipal Class
Shares sold                                                  8,575,851          13,166,805      $   118,525,368         180,660,179
Shares issued to shareholders on
reinvestment of dividends
and distributions                                              337,530             640,746            4,658,552           8,780,932
Shares redeemed                                             (3,900,923)          (9,073,63)         (53,928,756)       (124,136,836)
                                                       ---------------     ---------------      ---------------     ---------------
Net increase in shares outstanding                           5,012,458           4,733,921           69,255,164          65,304,275
Shares outstanding at beginning of period                   55,126,536          50,392,615          737,864,015         672,559,740
                                                       ---------------     ---------------      ---------------     ---------------
Shares outstanding at end of period                         60,138,994          55,126,536      $   807,119,179         737,864,015
                                                       ===============     ===============      ===============     ===============

====================================================================================================================================
Alliance Intermediate Municipal Class A
Shares (a)
Shares sold                                                    778,095                   0      $    10,723,445     $             0
Shares issued to shareholders on
reinvestment
of dividends and distributions                                     469                   0                6,431                   0
Shares redeemed                                                   (117)                  0               (1,611)                  0
                                                       ---------------     ---------------      ---------------     ---------------
Net increase in shares outstanding                             778,447                   0           10,728,265                   0
Shares outstanding at beginning of period                            0                   0                    0                   0
                                                       ---------------     ---------------      ---------------     ---------------
Shares outstanding at end of period                            778,447                   0      $    10,728,265     $             0
                                                       ===============     ===============      ===============     ===============

====================================================================================================================================
Alliance Intermediate Municipal Class B
Shares (a)
Shares sold                                                    411,800                   0      $     5,685,938     $             0
Shares issued to shareholders on
reinvestment
of dividends and distributions                                     335                   0                4,589                   0
Shares redeemed                                                 (3,777)                  0              (51,780)                  0
                                                       ---------------     ---------------      ---------------     ---------------
Net increase in shares outstanding                             408,358                   0            5,638,747                   0
Shares outstanding at beginning of period                            0                   0                    0                   0
                                                       ---------------     ---------------      ---------------     ---------------
Shares outstanding at end of period                            408,358                   0      $     5,638,747     $             0
                                                       ===============     ===============      ===============     ===============

====================================================================================================================================
Alliance Intermediate Municipal Class C Shares (a)
Shares sold                                                    228,160                   0      $     3,142,679     $             0
Shares issued to shareholders on
reinvestment and distributions                                      64                   0                  878                   0
Shares redeemed                                                 (2,885)                  0              (39,557)                  0
                                                       ---------------     ---------------      ---------------     ---------------
Net increase in shares outstanding                             225,339                   0            3,104,000                   0
Shares outstanding at beginning of period                            0                   0                    0                   0
                                                       ---------------     ---------------      ---------------     ---------------
Shares outstanding at end of period                            225,339                   0      $     3,104,000     $             0
                                                       ===============     ===============      ===============     ===============

NOTE 7. Line of Credit

            The Emerging Markets Value Portfolio maintains a $35,000,000 line of credit intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the line of credit are paid by the Portfolio and are included in the miscellaneous expenses in the Statement of Operations. The Portfolio did not utilize the line of credit during the period ended March 31, 2002.

            (a) Alliance Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
42 Sanford C. Bernstein Fund, Inc.

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


                      This page left intentionally blank.

Sanford C. Bernstein Fund, Inc.

================================================================================
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

      Roger Hertog
      President, Treasurer and Director
      Vice Chairman and Director,
      Alliance Capital
      Management Corporation*

      Andrew S. Adelson
      Senior Vice President and Director
      Executive Vice President and Chief Investment
      Officer--International Value Equities,
      Alliance Capital Management Corporation

      Arthur Aeder
      Director
      Consultant

      Irwin Engelman
      Director
      Consultant

      Peter W. Huber
      Director
      Partner, Kellogg Huber Hansen Todd & Evans

      William Kristol
      Director
      Editor and Publisher, The Weekly Standard

      Rosalie J.Wolf
      Director
      Managing Partner,
      Botanica Capital Partners LLC

      Kathleen A. Corbet
      Senior Vice President
      Executive Vice President and Chief Executive
      Officer--Alliance Fixed Income Investors,
      Alliance Capital Management Corporation

      Edmund P. Bergan, Jr.
      Secretary
      Senior Vice President and General Counsel, Alliance Fund
      Distributors, Inc.

================================================================================
INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036

================================================================================
LEGAL COUNSEL
--------------------------------------------------------------------------------

      Shearman & Sterling
      599 Lexington Avenue
      New York, New York 10022

================================================================================
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

================================================================================
INVESTMENT ADVISER
--------------------------------------------------------------------------------

      Alliance Capital Management L.P.
      1345 Avenue of the Americas
      New York, New York 10105

* Alliance Capital Management Corporation is sole general partner of Alliance Capital Management L.P.

                        SANFORD C. BERNSTEIN & CO., LLC
                A subsidiary of Alliance Capital Management L.P.

                                  Distributor



                        SANFORD C. BERNSTEIN FUND, INC.
                1345 Avenue of the Americas, New York, NY 10105
                                 (212) 756-4097

Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------

                                SEMIANNUAL REPORT
                                 MARCH 31, 2002

--------------------------------------------------------------------------------

Schedule of Investments
Stock Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Tax-Managed International Value
--------------------------------------------------------------------------------
International Value II
--------------------------------------------------------------------------------
Emerging Markets Value

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Tax-Managed International
                                 Value Portfolio
                           March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                     Description                             Market Value*
================================================================================
EQUITIES:                                                                 93.10%
================================================================================
AUSTRALIA:                                                                 2.00%
--------------------------------------------------------------------------------
Financial Services
     4,862,211   Australia & New Zealand                           $  46,108,164
                 Banking Group Ltd.
Retail
     2,434,824   Coles Myer Ltd.                                      11,148,372
                                                                   -------------
Total Australian Stocks
(Cost $46,484,281)                                                    57,256,536
                                                                   -------------

================================================================================
AUSTRIA:                                                                   0.73%
--------------------------------------------------------------------------------
Energy Sources
       130,100   OMV AG                                               12,389,354
Metal-Steel
       300,000   Voest-Alpine Stahl AG                                 8,500,922
                                                                   -------------
Total Austrian Stocks
(Cost $20,145,116)                                                    20,890,276
                                                                   -------------

================================================================================
CANADA:                                                                    6.92%
--------------------------------------------------------------------------------
Banking
     1,375,000   Bank of Montreal (Note A, p. 4)                      33,328,626
     2,205,000   Bank of Nova Scotia (Note A, p. 4)                   72,808,040

Broadcasting & Publishing
       162,400   Quebecor World Inc. (Note A, p. 4)                    4,250,348

Energy Sources
       890,000   Talisman Energy Inc. (Note A, p. 4)                  37,118,245

Metal-Steel
       650,400   Dofasco Inc. (Note A, p. 4)                          11,535,997

Telecommunications
     3,347,900   Nortel Networks Corp.                                14,729,668

Transportation-Road & Rail
       485,000   Canadian National Railway Co.                        24,218,038
                 (Note A, p.4)
                                                                   -------------
Total Canadian Stocks
(Cost $186,307,802)                                                  197,988,962
                                                                   -------------

================================================================================
FINLAND:                                                                   1.24%
--------------------------------------------------------------------------------
Paper & Forest Products
     2,203,100   Stora Enso Oyj (Note A, p. 4)                        27,809,678
       227,000   UPM-Kymmene Oyj                                       7,746,503
                                                                   -------------
Total Finnish Stocks
(Cost $27,298,349)                                                    35,556,181
                                                                   -------------

*See Note 1, page 30 in Notes to Financial Statements.


Shares                     Description                              Market Value
================================================================================
FRANCE:                                                                    9.82%
--------------------------------------------------------------------------------
Automobiles
     1,527,680   Peugeot S.A. (Note A, p. 4)                       $  75,273,582

Banking
       506,000   BNP Paribas S.A.                                     25,504,854
       434,260   Societe Generale (Note A, p. 4)                      27,408,268

Building Materials
       157,300   Compagnie de Saint-Gobain                            25,621,011
       229,676   Lafarge S.A. (Note A, p. 4)                          20,494,307

Electrical & Electronics
       312,955   Alcatel Alsthom (Note A, p. 4)                        4,457,167

Energy Sources
       210,171   Total Fina Elf S.A.                                  32,384,695

Health & Personal Care
       330,100   Aventis S.A.                                         22,759,591

Insurance
       806,536   Assurances Generales de France AGF (Note A, p. 4)    39,600,131

Utilities-Electric, Gas & Water
       261,900   Suez Lyonnaise des Eaux (Note A, p. 4)                7,391,665
                                                                   -------------
Total French Stocks
(Cost $213,264,260)                                                  280,895,271
                                                                   -------------

================================================================================
GERMANY:                                                                  10.47%
--------------------------------------------------------------------------------
Automobiles
       977,500   Volkswagen AG (Stamm) (Note A, p. 4)                 51,449,205
       216,526   Volkswagen AG (Vorzug)                                7,634,117

Banking
       146,654   DePfa Bank plc (Note A, p. 4)                         9,830,563

Chemicals
     1,736,330   BASF AG (Note A, p. 4)                               70,423,683

Construction & Housing
       358,000   Heidelberger Zement AG (Note A, p. 4)                16,773,376

Electrical & Electronics
       716,550   Siemens AG (Stamm)                                   47,408,242

Insurance
       224,100   AMB Generali Holding AG (Note A, p. 4)               23,391,323

       249,700   Hannover Rueckversicherungs AG (Note A, p. 4)        17,966,156

Merchandising
       429,514   Metro AG (Vorzug) (Note A, p. 4)                     13,386,101

Utilities-Electric, Gas & Water
       811,100   E.ON AG (Note A, p. 4)                               41,201,120
                                                                   -------------
Total German Stocks
(Cost $252,964,654)                                                  299,463,886
                                                                   -------------


================================================================================
HONG KONG:                                                                 0.42%
--------------------------------------------------------------------------------
Real Estate
     2,270,000   The Wharf (Holdings) Ltd.                             5,398,699


                               Schedule of Investments--Stock Portfolios       1

================================================================================
Shares                     Description                              Market Value
================================================================================
Utilities-Electric, Gas & Water
     1,554,400   CLP Holdings Ltd.                                 $   6,377,230
                                                                   -------------
Total Hong Kong Stocks
(Cost $11,798,544)                                                    11,775,929
                                                                   -------------

================================================================================
IRELAND:                                                                   0.89%
--------------------------------------------------------------------------------
Banking
     2,300,000   Bank of Ireland                                      25,528,881
                                                                   -------------
Total Irish Stocks
(Cost $20,746,388)                                                    25,528,881
                                                                   -------------

================================================================================
ITALY:                                                                     6.96%
--------------------------------------------------------------------------------
Banking
     4,000,000   Banca Nazionale del Lavoro                            8,931,844
                 (Note A, p. 4)
    14,931,374   IntesaBci S.p.A. (Note A, p. 4)                      44,714,870

Energy Sources
     5,268,740   ENI S.p.A. (Note A, p. 4)                            77,056,594

Financial Services
     2,160,000   San Paolo IMI S.p.A.                                 25,347,632

Food & Household Products
       809,692   Parmalat Finanziaria S.p.A.                           2,593,949

Telecommunications
     3,795,000   Telecom Italia Mobile S.p.A.                         18,368,781
                 ORD (Note A, p. 4)
     2,043,355   Telecom Italia S.p.A.                                16,792,276
                 ORD (Note A, p. 4)
       948,873   Telecom Italia S.p.A. RNC                             5,204,061
                 (Note A, p. 4)
                                                                   -------------
Total Italian Stocks
(Cost $170,337,866)                                                  199,010,007
                                                                   -------------

================================================================================
JAPAN:                                                                    26.46%
--------------------------------------------------------------------------------
Appliances & Household Durables
     1,428,000   Matsushita Electric Industrial                       17,398,483
                 Co., Ltd. (Note A, p. 4)

Automobiles
     1,891,000   Aisin Seiki Co., Ltd. (Note A, p. 4)                 21,228,927
     8,708,000   Fuji Heavy Industries Ltd.                           42,478,046
                 (Note A, p. 4)
     1,750,000   Honda Motor Co., Ltd.                                73,491,154

Banking
        49,500   Bank of Iwate                                         1,309,948
     1,413,000   Kagoshima Bank (Note A, p. 4)                         4,367,851
       379,000   San-in Godo Bank Ltd.                                 1,140,129
     5,559,000   Sumitomo Trust & Banking Co., Ltd.                   23,303,078
         6,906   UFJ Holdings Inc. (Notes A & C, p. 4)                16,557,529

Business & Public Services
     1,800,000   Toppan Printing Co., Ltd.                            16,909,563

Chemicals
     5,550,000   Mitsui Chemicals Inc. (Note A, p. 4)                 24,269,610


================================================================================
Shares                     Description                              Market Value
================================================================================
Construction & Housing
     1,556,000   Daito Trust Construction Co.,                     $  25,515,888
                 Ltd. (Note A, p. 4)
     2,000,000   Daiwa House Industry Co., Ltd.                       12,515,549
                 (Note A, p. 4)

Cosmetics & Toiletries
     1,693,000   Lion Corp. (Note A, p. 4)                             5,526,965

Data Processing
     1,225,000   Canon Inc.                                           45,440,491

Electrical & Electronics
       470,100   Futaba Corp.                                         12,405,096
     1,658,000   Hitachi Ltd.                                         12,112,956
       807,000   Hitachi Maxell Ltd.                                  10,519,869
       692,000   Mitsubishi Electric Corp.                             3,182,568
       730,000   Nichicon Corp., Ltd. (Note A, p. 4)                   9,780,299
     1,195,000   Sharp Corp.                                          15,748,934

Financial Services
     1,399,000   Daiwa Securities Co., Ltd.                            8,269,431
                 (Note A, p. 4)
     2,000,000   Nomura Holdings Inc. (Note A, p. 4)                  25,920,758
       738,900   Promise Co., Ltd.                                    31,698,576
       720,000   Takefuji Corp.                                       44,078,860

Food & Household Products
     3,825,400   Nichirei Corp. (Note A, p. 4)                        10,440,643
       932,000   Nippon Meat Packers Inc.                              9,064,575

Health & Personal Care
     1,600,000   Daiichi Pharmaceutical Co., Ltd.                     29,856,371
                 (Note A, p. 4)

Insurance
     2,318,000   AIOI Insurance Co., Ltd. (Note A, p. 4)               4,211,844

Machinery & Engineering
     7,435,000   Mitsubishi Heavy Industries Ltd.                     24,328,343
                 (Note A, p. 4)

Merchandising
     2,465,000   Canon Sales Co., Inc. (Note A, p. 4)                 17,060,880
     1,700,000   Uny Co., Ltd.                                        15,239,566

Metal-Steel
       882,000   Daido Steel Co., Ltd.                                 1,595,959
       317,000   Toyo Seikan Kaisha Ltd.                               3,831,198

Paper & Forest Products
     6,000,000   Oji Paper Co., Ltd. (Note A, p. 4)                   28,408,789

Recreation
     3,174,000   Yamaha Corp.                                         23,092,772

Textiles/Apparel
       656,000   Tokyo Style Co., Ltd. (Note A, p. 4)                  5,494,899

Transportation-Shipping
    17,186,000   Mitsui O.S.K. Lines Ltd. (Note A, p. 4)              38,224,221

Utilities-Electric, Gas & Water
     1,497,000   Kyushu Electric Power Co., Inc.                      21,083,393
                 (Note A, p. 4)
       700,000   Tohoku Electric Power Co., Inc.                       8,866,437

Wholesale & International Trade
     1,985,000   Sumitomo Corp.                                       10,999,924
                                                                   -------------

Total Japanese Stocks (Cost $889,825,211)                            756,970,372
                                                                   -------------

2       Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Shares                     Description                              Market Value
================================================================================
LUXEMBOURG:                                                                0.79%
--------------------------------------------------------------------------------
Metal-Steel
     1,661,513   Arcelor (Notes A & C, p. 4)                       $  22,590,096
                                                                   -------------
Total Luxembourg Stocks
(Cost $16,899,677)                                                    22,590,096
                                                                   -------------

================================================================================
NETHERLANDS:                                                               2.50%
--------------------------------------------------------------------------------
Chemicals
     1,213,800   DSM N.V.                                             49,663,663

Insurance
       800,000   ING Groep N.V.                                       21,728,930
                                                                   -------------

Total Netherlands Stocks (Cost $69,386,011)                           71,392,593
                                                                   -------------

================================================================================
NEW ZEALAND:                                                               0.47%
--------------------------------------------------------------------------------
Telecommunications
     6,276,131   Telecom Corp. of New Zealand Ltd.                    13,472,949
                 (NVP) (Note A, p. 4)
                                                                   -------------
Total New Zealand Stocks
(Cost $14,483,153)                                                    13,472,949
                                                                   -------------

================================================================================
NORWAY:                                                                    2.42%
--------------------------------------------------------------------------------
Banking
       666,250   Gjensidige Nor Sparebank                             22,438,237
                 (Note A, p. 4)

Energy Sources
       784,883   Norsk Hydro A.S.A. (Note A, p. 4)                    37,920,696

Paper & Forest Products
       472,749   Norske Skogindustrier A.S.A.                          8,949,127
                 (Note A, p. 4)
                                                                   -------------
Total Norwegian Stocks
(Cost $46,562,028)                                                    69,308,060
                                                                   -------------

================================================================================
SINGAPORE:                                                                 0.69%
--------------------------------------------------------------------------------
Banking
     2,410,344   United Overseas Bank Ltd.                            19,868,884
                                                                   -------------
Total Singapore Stocks
(Cost $11,110,024)                                                    19,868,884
                                                                   -------------

================================================================================
SPAIN:                                                                     3.29%
--------------------------------------------------------------------------------
Banking
     2,543,200   Banco Bilbao Vizcaya                                 30,220,867
                 Argentaria S.A.

Construction & Housing
       623,065   Grupo Dragados S.A.                                   7,946,296

Energy Sources
     1,074,050   Repsol S.A.                                          13,510,957

Telecommunications
     1,530,000   Telefonica S.A. (Note C, p. 4)                       17,115,450

Utilities-Electric, Gas & Water
     1,935,000   Iberdrola S.A.                                       25,200,335
                                                                   -------------

Total Spanish Stocks (Cost $94,748,515)                               93,993,905
                                                                   -------------

================================================================================
Shares                     Description                              Market Value
================================================================================
SWEDEN:                                                                    1.96%
--------------------------------------------------------------------------------
Appliances & Household Durables
       946,000   Electrolux AB (Class B)                           $  16,782,105

Banking
     4,958,600   Nordea AB                                            28,206,460

Paper & Forest Products
       465,000   Holmen AB                                            11,163,228
                                                                   -------------
Total Swedish Stocks
(Cost $49,201,646)                                                    56,151,793
                                                                   -------------


================================================================================
SWITZERLAND:                                                               0.98%
--------------------------------------------------------------------------------
Insurance
       306,000   Swiss Re                                             28,111,309
                                                                   -------------
Total Swiss Stocks (Cost $28,837,958)                                 28,111,309
                                                                   -------------

================================================================================
UNITED KINGDOM:                                                           14.09%
--------------------------------------------------------------------------------
Banking
     4,000,000   Lloyds TSB Group plc                                 41,068,171
     1,000,000   Royal Bank of Scotland Group plc                     25,745,927

Beverage & Tobacco
     4,362,000   British American Tobacco plc                         41,927,555

Building Materials
     4,217,400   Wolseley plc                                         42,819,780

Energy Sources
     4,395,700   Shell Transport & Trading Co., plc                   32,737,073

Food & Household Products
       675,000   Unilever plc                                          5,401,945

Health & Personal Care
     5,781,889   Smith & Nephew plc                                   33,798,157

Insurance
     1,162,223   CGNU plc                                             12,263,594
    18,406,183   Royal & Sun Alliance Insurance                       77,320,715
                 Group plc

Leisure & Tourism
     1,734,600   Six Continents plc                                   18,451,431

Merchandising
     6,115,213   Safeway plc                                          25,579,943

Paper & Forest Products
     2,139,600   Rexam plc                                            14,716,002

Telecommunications
       985,000   BT Group plc (Note C, p. 4)                           3,927,393
     3,400,000   Vodafone Group plc                                    6,281,978

Utilities-Electric, Gas & Water
     8,500,000   Lattice Group plc                                    21,121,486
                                                                   -------------
Total United Kingdom Stocks
(Cost $374,881,225)                                                  403,161,150
                                                                   -------------

Total Equities (Cost $2,545,282,708)                               2,663,387,040
                                                                   -------------


                               Schedule of Investments--Stock Portfolios       3

================================================================================
Quantity                   Description                              Market Value
================================================================================
RIGHTS:                                                                    0.01%
================================================================================
SPAIN:                                                                     0.01%
--------------------------------------------------------------------------------
Telecommunications
     1,530,000   Telefonica S.A. (Note C, p. 4)                    $     346,305
                                                                   -------------

Total Rights (Cost $0)                                                   346,305
                                                                   -------------

================================================================================
REPURCHASE AGREEMENT:                                                      1.47%
--------------------------------------------------------------------------------
    42,001,000   State Street Bank & Trust Co.,                       42,001,000
                 Repurchase Agreement, dated
                 03/28/02, 1.55%, maturing 04/01/02
                 for $42,008,234, collateral 39,710,000
                 principal amount U.S. Treasury Note,
                 6.50%, 02/15/10,
                 value $42,844,072
                                                                   -------------

Total Repurchase Agreement (Cost $42,001,000)                         42,001,000
                                                                   -------------

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $2,587,283,708)             94.58%        $2,705,734,345
(Note D, below)
Cash and Other Assets, Less Liabilities              5.42            155,140,560
(Note E, below)                                    ------          -------------
Net Assets (Equivalent to $16.61
per share based on 172,203,566
shares of capital stock outstanding)               100.00%        $2,860,874,905
                                                   ======         ==============

================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                Contract             Unrealized
Quantity    Description                          Amount             Appreciation
--------------------------------------------------------------------------------
1,168       Japanese TSE Topix                $12,602,720          $   2,313,151
            June 2002
1,000       DJ Euro Stoxx Index                37,290,000                195,397
            June 2002
                                                                   -------------

Total Long Stock Index Futures Contracts                           $   2,508,548
                                                                   -------------


================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity         Description                                       Market Value
--------------------------------------------------------------------------------
   72,684,248    Australian Dollar                                 $  38,787,957
   10,177,461    British Pound                                        14,492,709
   11,418,805    Canadian Dollar                                       7,166,764
   48,569,923    Euro                                                 42,282,550
    4,227,238    Hong Kong Dollar                                        541,971
3,156,720,547    Japanese Yen                                         23,800,055
    9,630,224    New Zealand Dollar                                    4,245,004
   13,196,526    Norwegian Krone                                       1,491,403
      534,410    Singapore Dollar                                        289,818
      130,142    Swedish Krona                                            12,547
        8,692    Swiss Franc                                               5,160
                                                                   -------------
Total Foreign Currencies                                           $ 133,115,938
                                                                   -------------


================================================================================
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date
(B) Explanation of abbreviations:
    Stamm-German Ordinary Share
    Vorzug-German Preference Share
    ORD-Italian Ordinary Share
    RNC-Italian Savings Share
    NVP-Non-voting Preference Share
(C) Non-income-producing security
(D) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $386,199,221 and gross unrealized depreciation of investments was $267,748,584 resulting in net unrealized appreciation of $118,450,637
    (excluding foreign currency transactions).
(E) Includes $3,302,296 (Japanese yen) and $2,524,595 (euro) U.S. dollar equivalents pledged as collateral for futures transactions.
(F) Allocation of assets by industry as of March 31, 2002:
    Appliances & Household Durables                                        1.19%
    Automobiles                                                            9.49
    Banking                                                               16.16
    Beverage & Tobacco                                                     1.47
    Broadcasting & Publishing                                              0.15
    Building Materials                                                     3.11
    Business & Public Services                                             0.59
    Chemicals                                                              5.05
    Construction & Housing                                                 2.19
    Cosmetics & Toiletries                                                 0.19
    Data Processing                                                        1.59
    Electrical & Electronics                                               4.04
    Energy Sources                                                         8.50
    Financial Services                                                     6.34
    Food & Household Products                                              0.96
    Health & Personal Care                                                 3.02
    Insurance                                                              7.85
    Leisure & Tourism                                                      0.65
    Machinery & Engineering                                                0.85
    Merchandising                                                          2.49
    Metal-Steel                                                            1.68
    Paper & Forest Products                                                3.45
    Real Estate                                                            0.19
    Recreation                                                             0.81
    Retail                                                                 0.39
    Telecommunications                                                     3.36
    Textiles/Apparel                                                       0.19
    Transportation-Road & Rail                                             0.85
    Transportation-Shipping                                                1.34
    Utilities-Electric, Gas & Water                                        4.59
    Wholesale & International Trade                                        0.38
    Repurchase Agreement                                                   1.47
    Cash and Other Assets, Less Liabilities                                5.42
                                                                         -------
    Total                                                                100.00%
                                                                         =======

See Notes to Financial Statements.


4       Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                        International Value Portfolio II
                           March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                     Description                             Market Value*
================================================================================
EQUITIES:                                                                 93.22%
================================================================================
AUSTRALIA:                                                                 1.26%
--------------------------------------------------------------------------------
Financial Services
     2,083,672   Australia & New Zealand                           $  19,759,383
                 Banking Group Ltd.

Retail
       110,901   Coles Myer Ltd.                                         507,785
                                                                   -------------
Total Australian Stocks
(Cost $15,539,206)                                                    20,267,168
                                                                   -------------

================================================================================
AUSTRIA:                                                                   1.03%
--------------------------------------------------------------------------------
Energy Sources
        88,156   OMV AG                                                8,395,049

Metal-Steel
       290,200   Voest-Alpine Stahl AG                                 8,223,225
                                                                   -------------
Total Austrian Stocks
(Cost $17,172,255)                                                    16,618,274
                                                                   -------------

================================================================================
CANADA:                                                                    5.53%
--------------------------------------------------------------------------------
Banking
       818,000   Bank of Montreal                                     19,827,503
       527,000   Bank of Nova Scotia                                  17,401,286

Broadcasting & Publishing
        96,600   Quebecor World Inc.                                   2,528,224

Energy Sources
       530,000   Talisman Energy Inc.                                 22,104,124

Metal-Steel
       500,900   Dofasco Inc.                                          8,884,350

Telecommunications
     1,905,500   Nortel Networks Corp.                                 8,383,578

Transportation-Road & Rail
       195,000   Canadian National Railway Co.                         9,737,149
                                                                   -------------
Total Canadian Stocks
(Cost $85,500,522)                                                    88,866,214
                                                                   -------------

================================================================================
FINLAND:                                                                   1.34%
--------------------------------------------------------------------------------
Paper & Forest Products
     1,367,500   Stora Enso Oyj (Note A, p. 8)                        17,261,920
       126,000   UPM-Kymmene Oyj (Note A, p. 8)                        4,299,821
                                                                   -------------
Total Finnish Stocks (Cost $19,926,019)                               21,561,741
                                                                   -------------

================================================================================
FRANCE:                                                                    8.45%
--------------------------------------------------------------------------------
Automobiles
       606,600   Peugeot S.A. (Note A, p. 8)                          29,889,083

*See Note 1, page 30 in Notes to Financial Statements.
================================================================================
Shares                     Description                              Market Value
================================================================================
Banking
       226,000   BNP Paribas S.A.                                  $  11,391,496
       170,000   Societe Generale (Note A, p. 8)                      10,729,530

Building Materials
        88,400   Compagnie de Saint-Gobain                            14,398,585

Electrical & Electronics
       151,500   Alcatel Alsthom (Note A, p. 8)                        2,157,693

Energy Sources
       129,985   Total Fina Elf S.A.                                  20,029,046

Health & Personal Care
       190,900   Aventis S.A.                                         13,162,090

Insurance
       315,000   Assurances Generales de France                       15,466,193
                 AGF (Note A, p. 8)

Leisure & Tourism
       350,000   Accor S.A. (Note A, p. 8)                            14,015,856

Utilities-Electric, Gas & Water
      163,000    Suez Lyonnaise des Eaux                               4,600,387
                                                                   -------------
Total French Stocks
(Cost $115,113,823)                                                  135,839,959
                                                                   -------------

================================================================================
GERMANY:                                                                  10.79%
--------------------------------------------------------------------------------
Automobiles
       530,000   Volkswagen AG (Stamm) (Note A, p. 8)                 27,895,732

Banking
       159,130   DePfa Bank plc                                       10,666,859

Chemicals
     1,085,900   BASF AG                                              44,042,940

Electrical & Electronics
       512,400   Siemens AG (Stamm)                                   33,901,309

Insurance
       133,100   AMB Generali Holding AG                              13,892,839
       155,853   Hannover Rueckversicherungs                          11,213,773
                 AG (Note A, p. 8)

Merchandising
       266,600   Metro AG (Vorzug)                                     8,308,774

Utilities-Electric, Gas & Water
       462,050   E.ON AG                                              23,470,568
                                                                   -------------
Total German Stocks
(Cost $193,877,823)                                                  173,392,794
                                                                   -------------

================================================================================
HONG KONG:                                                                 1.50%
--------------------------------------------------------------------------------
Real Estate
     3,511,000   The Wharf (Holdings) Ltd.                             8,350,146

Textiles/Apparel
     2,500,000   Yue Yuen Industrial Holdings                          6,763,037

Utilities-Electric, Gas & Water
     2,205,600   CLP Holdings Ltd.                                     9,048,905
                                                                   -------------
Total Hong Kong Stocks
(Cost $23,143,129)                                                    24,162,088
                                                                   -------------


                               Schedule of Investments--Stock Portfolios       5

================================================================================
Shares                     Description                              Market Value
================================================================================
IRELAND:                                                                   0.93%
--------------------------------------------------------------------------------
Banking
     1,350,000   Bank of Ireland                                   $  14,984,343
                                                                   -------------

Total Irish Stocks (Cost $12,177,239)                                 14,984,343
                                                                   -------------

================================================================================
ITALY:                                                                     7.41%
--------------------------------------------------------------------------------
Banking
     3,000,000   Banca Nazionale del Lavoro                            6,698,883
                 (Note A, p. 8)
     6,751,925   IntesaBci S.p.A.                                     20,219,934

Broadcasting & Publishing
             1   Seat Pagine Gialle S.p.A.                                     1

Conglomerates
       153,200   Italmobiliare S.p.A. RNC                              3,134,155

Energy Sources
     3,525,550   ENI S.p.A. (Note A, p. 8)                            51,562,019

Financial Services
     1,160,000   San Paolo IMI S.p.A.                                 13,612,618

Food & Household Products
     1,000,000   Parmalat Finanziaria S.p.A.                           3,203,624

Telecommunications
     1,351,000   Telecom Italia Mobile S.p.A. ORD                      6,539,189
                 (Note A, p. 8)
     1,356,700   Telecom Italia S.p.A. ORD                            11,149,351
                 (Note A, p. 8)
       416,800   Telecom Italia S.p.A. RNC                             2,285,925

Utilities-Electric, Gas & Water
       121,500   Enel S.p.A.                                             686,459
                                                                   -------------

Total Italian Stocks (Cost $148,854,968)                             119,092,158
                                                                   -------------

================================================================================
JAPAN:                                                                    27.55%
--------------------------------------------------------------------------------
Appliances & Household Durables
       550,000   Matsushita Electric Industrial                        6,701,096
                 Co., Ltd. (Note A, p. 8)

Automobiles
       579,000   Aisin Seiki Co., Ltd. (Note A, p. 8)                  6,500,026
     8,083,000   Fuji Heavy Industries Ltd.                           39,429,265
                 (Note A, p. 8)
     1,030,000   Honda Motor Co., Ltd.                                43,254,794

Banking
        54,900   Bank of Iwate                                         1,452,852
           300   Eighteenth Bank Ltd.                                      1,129
     1,931,000   Kagoshima Bank                                        5,969,087
       482,000   San-in Godo Bank Ltd.                                 1,449,979
     3,500,000   Sumitomo Trust & Banking Co., Ltd.                   14,671,843
                 (Note A, p. 8)
         4,000   UFJ Holdings Inc. (Notes A & B, p. 8)                 9,590,228

Business & Public Services
       327,000   Toppan Printing Co., Ltd.                             3,071,904

Chemicals
     1,425,000   Mitsui Chemicals Inc.                                 6,231,386

================================================================================
Shares                     Description                              Market Value
================================================================================
Construction & Housing
       776,000   Daito Trust Construction Co., Ltd.                $  12,725,147
     4,000,000   Daiwa House Industry Co., Ltd.                       25,031,099
                 (Note A, p. 8)

Cosmetics & Toiletries
     1,050,000   Lion Corp.                                            3,427,828

Data Processing
       491,000   Canon Inc.                                           18,213,291

Electrical & Electronics
       279,100   Futaba Corp.                                          7,364,948
     1,437,000   Hitachi Ltd.                                         10,498,382
       612,800   Hitachi Maxell Ltd.                                   7,988,322
       430,000   Mitsubishi Electric Corp.                             1,977,608
       373,000   Nichicon Corp., Ltd.                                  4,997,331

Financial Services
     1,000,000   Nomura Holdings Inc.                                 12,960,379
       511,500   Promise Co., Ltd.                                    21,943,189
       431,000   Takefuji Corp.                                       26,386,095

Food & Household Products
     1,861,200   Nichirei Corp.                                        5,079,763

Health & Personal Care
       728,000   Daiichi Pharmaceutical Co., Ltd.                     13,584,649

Insurance
     4,357,000   AIOI Insurance Co., Ltd.                              7,916,741

Machinery & Engineering
     3,615,000   Mitsubishi Heavy Industries Ltd.                     11,828,777

Merchandising
       831,000   Canon Sales Co., Inc.                                 5,751,558

Metal-Steel
       197,000   Toyo Seikan Kaisha Ltd.                               2,380,902

Paper & Forest Products
     4,000,000   Oji Paper Co., Ltd. (Note A, p. 8)                   18,939,193

Recreation
     1,950,000   Yamaha Corp.                                         14,187,431

Telecommunications
         1,129   Nippon Telegraph & Telephone Corp.                    4,332,649

Textiles/Apparel
     2,129,000   Tokyo Style Co., Ltd. (Note A, p. 8)                 17,833,293

Transportation-Shipping
     6,795,000   Mitsui O.S.K. Lines Ltd. (Note A, p. 8)              15,113,091

Utilities-Electric, Gas & Water
       997,000   Kyushu Electric Power Co., Inc.                      14,041,511
                 (Note A, p. 8)
       500,000   Tohoku Electric Power Co., Inc.                       6,333,170

Wholesale & International Trade
     1,800,000   Mitsubishi Corp.                                     13,557,506
                                                                   -------------

Total Japanese Stocks (Cost $568,425,871)                            442,717,442
                                                                   -------------

================================================================================
LUXEMBOURG:                                                                0.83%
--------------------------------------------------------------------------------
Metal-Steel
       986,300   Arcelor (Notes A & B, p. 8)                          13,402,361
                                                                   -------------

Total Luxembourg Stocks (Cost $13,681,940)                            13,402,361
                                                                   -------------


6       Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Shares                     Description                              Market Value
================================================================================
NETHERLANDS:                                                               2.29%
--------------------------------------------------------------------------------
Chemicals
       722,500   DSM N.V.                                          $  29,561,704

Insurance
       266,000   ING Groep N.V.                                        7,224,869
                                                                   -------------

Total Netherlands Stocks (Cost $35,052,103)                           36,786,573
                                                                   -------------

================================================================================
NEW ZEALAND:                                                               0.57%
--------------------------------------------------------------------------------
Telecommunications
     4,292,257   Telecom Corp. of New Zealand Ltd.                     9,214,173
                 (NVP) (Note A, p. 8)
                                                                   -------------
Total New Zealand Stocks
(Cost $10,343,244)                                                     9,214,173
                                                                   -------------

================================================================================
NORWAY:                                                                    1.51%
--------------------------------------------------------------------------------
Banking
       198,800   Gjensidige Nor Sparebank                              6,695,267
                 (Note A, p. 8)

Energy Sources
       247,900   Norsk Hydro A.S.A. (Note A, p. 8)                    11,976,996

Paper & Forest Products
       292,000   Norske Skogindustrier A.S.A.                          5,527,553
                 (Note A, p. 8)
                                                                   -------------

Total Norwegian Stocks (Cost $12,482,917)                             24,199,816
                                                                   -------------

================================================================================
SINGAPORE:                                                                 0.15%
--------------------------------------------------------------------------------
Banking
       285,165   United Overseas Bank Ltd.                             2,350,665
                                                                   -------------
Total Singapore Stocks
(Cost $2,238,625)                                                      2,350,665
                                                                   -------------

================================================================================
SPAIN:                                                                     3.48%
--------------------------------------------------------------------------------
Banking
     1,568,000   Banco Bilbao Vizcaya                                 18,632,557
                 Argentaria S.A.

Construction & Housing
       261,300   Grupo Dragados S.A.                                   3,332,505

Energy Sources
       696,400   Repsol S.A.                                           8,760,328

Telecommunications
       907,800   Telefonica S.A. (Note B, p. 8)                       10,155,167

Utilities-Electric, Gas & Water
     1,140,800   Iberdrola S.A.                                       14,857,128
                                                                   -------------
Total Spanish Stocks
(Cost $76,792,174)                                                    55,737,685
                                                                   -------------

================================================================================
SWEDEN:                                                                    1.90%
--------------------------------------------------------------------------------
Appliances & Household Durables
       517,000   Electrolux AB (Class B)                               9,171,616

================================================================================
Shares                     Description                              Market Value
================================================================================
Banking
     2,688,300   Nordea AB                                         $  15,292,104

Paper & Forest Products
       250,000   Holmen AB (Note A, p. 8)                              6,001,735
                                                                   -------------
Total Swedish Stocks
(Cost $26,570,993)                                                    30,465,455
                                                                   -------------

================================================================================
SWITZERLAND:                                                               1.05%
--------------------------------------------------------------------------------
Insurance
       184,000   Swiss Re                                             16,903,532
                                                                   -------------

Total Swiss Stocks (Cost $16,938,198)                                 16,903,532
                                                                   -------------

================================================================================
UNITED KINGDOM:                                                           15.65%
--------------------------------------------------------------------------------
Banking
     3,160,000   Lloyds TSB Group plc                                 32,443,855
       950,000   Royal Bank of Scotland Group plc                     24,458,631

Beverage & Tobacco
     2,200,000   British American Tobacco plc                         21,146,406

Building Materials
     2,000,000   Wolseley plc                                         20,306,246

Construction & Housing
     1,981,200   George Wimpey plc                                     7,511,524

Energy Sources
     1,983,700   Shell Transport & Trading Co., plc                   14,773,649

Health & Personal Care
     3,425,508   Smith & Nephew plc                                   20,023,881

Insurance
       392,100   CGNU plc                                              4,137,377
     9,785,636   Royal & Sun Alliance Insurance                       41,107,511
                 Group plc

Leisure & Tourism
       947,300   Rank Group plc                                        3,952,440
     1,519,500   Six Continents plc                                   16,163,351

Merchandising
     4,511,546   Safeway plc                                          18,871,802

Metal-Steel
     3,887,098   Corus Group plc (Note B, p. 8)                        4,760,297

Paper and Forest Products
     1,200,000   Rexam plc                                             8,253,506

Telecommunications
       726,254   BT Group plc (Note B, p. 8)                           2,895,721
       726,254   mmO2 plc (Note B, p. 8)                                 705,832
     2,100,000   Vodafone Group plc                                    3,880,045

Utilities-Electric, Gas & Water
     2,489,800   Lattice Group plc                                     6,186,856
                                                                   -------------
Total United Kingdom Stocks
(Cost $260,865,284)                                                  251,578,930
                                                                   -------------

Total Equities (Cost $1,654,696,333)                               1,498,141,371
                                                                   -------------


                               Schedule of Investments--Stock Portfolios       7

================================================================================
Quantity                   Description                              Market Value
================================================================================
RIGHTS:                                                                    0.01%
================================================================================
SPAIN:                                                                     0.01%
--------------------------------------------------------------------------------
Telecommunications
       907,800   Telefonica S.A. (Note B, p. 8)                    $     205,474
                 Expiration 05/06/2002
                                                                   -------------

Total Rights (Cost $0)                                                   205,474
                                                                   -------------

================================================================================
REPURCHASE AGREEMENT:                                                      2.34%
--------------------------------------------------------------------------------
    37,515,000   State Street Bank & Trust Co.,                       37,515,000
                 Repurchase Agreement,
                 dated 03/28/02, 1.55%,
                 maturing 04/01/02 for
                 $37,521,461, collateral
                 36,460,000 principal amount
                 U.S. Treasury Note, 5.25%,
                 05/15/04, value $38,268,452
                                                                   -------------

Total Repurchase Agreement (Cost $37,515,000)                         37,515,000
                                                                   -------------

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,692,211,333)               95.57%      $1,535,861,845
(Note D, below)
Cash and Other Assets, Less Liabilities                4.43           71,267,262
(Note E, below)                                      -------      --------------
Net Assets (Equivalent to $15.20
per share based on 105,746,558
shares of capital stock outstanding)                 100.00%      $1,607,129,107
                                                     =======      ==============

================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                Contract             Unrealized
Quantity    Description                          Amount             Appreciation
--------------------------------------------------------------------------------
   1,460    DJ Euro Stoxx                    $   54,443,400        $     105,799
            Index June 2002
     353    Japanese TSE Topix                3,808,870,000              699,094
            June 2002
                                                                   -------------

Total Long Stock Index Futures Contracts                           $     804,893
                                                                   -------------

================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity         Description                                       Market Value
--------------------------------------------------------------------------------
    11,889,342   Australian Dollar                                 $   6,344,749
     2,136,387   British Pound                                         3,042,216
     4,226,740   Canadian Dollar                                       2,652,821
    25,213,037   Euro                                                 21,949,211
     2,377,956   Hong Kong Dollar                                        304,876
 1,228,929,952   Japanese Yen                                          9,265,502
       774,792   New Zealand Dollar                                      341,528
     1,306,206   Norwegian Krone                                         147,620
        24,315   Singapore Dollar                                         13,186
    19,339,892   Swedish Krona                                         1,864,625
       270,827   Swiss Franc                                             160,776
                                                                   -------------

Total Foreign Currencies                                           $  46,087,110
                                                                   -------------

================================================================================
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date
(B) Non-income-producing security
(C) Explanation of abbreviations:
    Stamm-German Ordinary Share
    Vorzug-German Preference Share
    ORD-Italian Ordinary Share
    RNC-Italian Savings Share
    NVP-Non-voting Preference Share
(D) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $122,292,735 and gross unrealized depreciation of investments was $278,642,223 resulting in net unrealized depreciation of $156,349,488
    (excluding foreign currency transactions).
(E) Includes $3,685,909 (euro) and $998,040 (Japanese yen) U.S. dollar equivalents pledged as collateral for futures transactions.
(F) Allocation of assets by industry as of March 31, 2002:
    Appliances & Household Durables                                        0.99%
    Automobiles                                                            9.15
    Banking                                                               15.23
    Beverage & Tobacco                                                     1.32
    Broadcasting & Publishing                                              0.16
    Building Materials                                                     2.16
    Business & Public Services                                             0.19
    Chemicals                                                              4.97
    Conglomerates                                                          0.20
    Construction & Housing                                                 3.02
    Cosmetics & Toiletries                                                 0.21
    Data Processing                                                        1.13
    Electrical & Electronics                                               4.29
    Energy Sources                                                         8.56
    Financial Services                                                     5.89
    Food & Household Products                                              0.52
    Health & Personal Care                                                 2.91
    Insurance                                                              7.33
    Leisure & Tourism                                                      2.12
    Machinery & Engineering                                                0.74
    Merchandising                                                          2.05
    Metal-Steel                                                            2.34
    Paper & Forest Products                                                3.75
    Real Estate                                                            0.52
    Recreation                                                             0.88
    Retail                                                                 0.03
    Telecommunications                                                     3.72
    Textiles/Apparel                                                       1.53
    Transportation-Road & Rail                                             0.61
    Transportation-Shipping                                                0.94
    Utilities-Electric, Gas & Water                                        4.93
    Wholesale & International Trade                                        0.84
    Repurchase Agreement                                                   2.34
    Cash and Other Assets, Less Liabilities                                4.43
                                                                         ------
   Total                                                                 100.00%
                                                                         ======
See Notes to Financial Statements.


8       Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                        Emerging Markets Value Portfolio
                           March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                     Description                             Market Value*
================================================================================
EQUITIES:                                                                 96.36%
================================================================================
ARGENTINA:                                                                 2.22%
--------------------------------------------------------------------------------
Beverage & Tobacco
        95,000   Quilmes Industrial S.A. ADR                       $     997,500

Energy
     4,750,000   Perez Companc S.A. (Class B)                          3,944,915

Food & Household Products
       650,000   Garovaglio y Zorraquin S.A.                              56,187
                 (Note A, p. 13)

Metal-Steel
       124,390   Siderar S.A.I.C.                                        133,667
     3,342,088   Siderca S.A.I.C.                                      6,729,492

Real Estate
     4,083,346   IRSA Inversiones y                                    2,007,068
                 Representacionese S.A.

Utilities-Electric, Gas & Water
     3,550,000   Central Costanera S.A. (Class B)                      1,173,305
                 (Notes A & B, p. 13)
     1,943,759   Central Puerto S.A.                                     280,033
                 (Notes A & B, p. 13)
                                                                   -------------
Total Argentine Stocks
(Cost $37,951,429)                                                    15,322,167
                                                                   -------------
================================================================================
BRAZIL:                                                                    8.95%
--------------------------------------------------------------------------------
Banking
   723,505,865   Banco Bradesco S.A. (PFD)                             4,389,601

Beverage & Tobacco
     1,100,000   Souza Cruz S.A.                                       7,099,828

Energy Sources
       273,000   Petroleo Brasileiros S.A.                             6,783,886
                 (PFD)

Metal-Steel
        51,200   Usinas Siderurgicas de Minas                            165,453
                 Gerais S.A.

Miscellaneous Materials
       290,000   Companhia Vale do Rio Doce                            7,923,838
        85,000   Companhia Vale do Rio Doce                            2,231,067
                 (PFD)

Paper & Forest Products
   403,663,014   Votorantim Cellulose Papel                           14,965,407
                 S.A. (PFD)

Telecommunications
   735,000,000   Brasil Telecom S.A. (PFD)                             4,174,699
    20,000,000   Celular CRT Participacoes S.A. (PFD)                  3,915,663
       660,918   Celular CRT Participacoes S.A.                          129,396
                 (PFD) (Note A, p. 13)

*See Note 1, page 30 in Notes to Financial Statements.

================================================================================
Shares                     Description                              Market Value
================================================================================
   100,000,000   Telesp-Telecomunicacoes de Sao                    $   1,497,418
                 Paulo S.A. (PFD)

Utilities-Electric, Gas & Water
 1,237,700,000   Companhia Paranaense de Energia                       8,547,799
                                                                   -------------
Total Brazilian Stocks
(Cost $44,997,611)                                                    61,824,055
                                                                   -------------
================================================================================
CHILE:                                                                     1.90%
--------------------------------------------------------------------------------
Banking
       324,500   Banco BHIF S.A. ADR                                   4,065,725

Beverage & Tobacco
       371,000   Compania Cervecerias Unidas                           6,234,804
                 S.A. ADR

Miscellaneous Materials
       100,000   Cristalerias de Chile S.A. ADR                        1,934,110

Multi-Industry
       150,000   Quinenco S.A. ADR (Note A, p. 13)                       916,665
                                                                   -------------
Total Chilean Stocks
(Cost $14,021,386)                                                    13,151,304
                                                                   -------------
================================================================================
CHINA:                                                                     7.58%
--------------------------------------------------------------------------------
Appliances & Household Durables
    15,300,000   Guangdong Kelon Electrical                            2,648,162
                 Holdings Co., Ltd. (Note A, p. 13)

Chemicals
    22,000,000   Beijing Yanhua Petrochemical Co., Ltd.                2,877,015
    16,500,000   Jilin Chemical Industrial Co., Ltd.                   1,332,735
                 (Notes A & B, p. 13)
   50,600,000    Shanghai Petrochemical Co., Ltd.                      6,876,631

Energy Sources
     1,235,000   CNOOC Ltd.                                            1,535,882
    33,260,000   Yanzhou Coal Mining Co., Ltd.                        13,219,142

Expressways
    41,717,000   Jiangsu Expressway Co., Ltd.                          9,948,219
    30,000,000   Shenzhen Expressway Co., Ltd.                         7,154,075

Utilities-Electric, Gas & Water
       250,500   Huaneng Power International                           6,728,430
                 Inc. ADR
                                                                   -------------
Total Chinese Stocks
(Cost $46,076,172)                                                    52,320,291
                                                                   -------------
================================================================================
CZECH REPUBLIC:                                                            1.50%
--------------------------------------------------------------------------------
Telecommunications
       446,000   Cesky Telecom A.S.                                    4,097,740

Utilities-Electric, Gas & Water
     2,880,000   CEZ                                                   6,249,929
                                                                   -------------
Total Czech Republic Stocks
(Cost $12,154,743)                                                    10,347,669
                                                                   -------------


                               Schedule of Investments--Stock Portfolios       9

================================================================================
Shares                     Description                              Market Value
================================================================================
GREECE:                                                                    0.77%
--------------------------------------------------------------------------------
Metal-Nonferrous
        70,210   Aluminum of Greece S.A.                           $   2,174,697

Transportation-Shipping
       938,600   Attica Enterprises Holding S.A.                       3,121,315
                 (Note A, p. 13)
                                                                   -------------
Total Greek Stocks
(Cost $9,039,271)                                                      5,296,012
                                                                   -------------
================================================================================
INDIA:                                                                     3.34%
================================================================================
Automobiles
       390,107   Bajaj Auto Ltd.                                       3,749,122

Chemicals
     5,481,400   Indo Gulf Fertilisers &                               4,837,521
                 Chemicals Corp., Ltd.
       730,000   Indo Gulf Fertilisers &                                 584,000
                 Chemicals Corp., Ltd. GDR
       285,000   Indo Gulf Fertilisers &                                 251,513
                 Chemicals Corp., Ltd. GDR,
                 Rule 144A

Financial Services
     1,859,116   Industrial Credit & Investment                        2,322,942
                 Corp. of India Ltd.

Health & Personal Care
             2   Dr. Reddy's Laboratories Ltd.                                45

Machinery & Engineering
       590,355   Ashok Leyland Ltd.                                      979,084
       310,000   Ashok Leyland Ltd. GDR                                1,527,122

Metal-Aluminum
     1,400,000   National Aluminum Corp., Ltd.                         2,341,943

Telecommunications
     1,200,000   Mahanagar Telephone Nigam Ltd.                        3,627,306

Utilities-Electric, Gas & Water
       622,000   BSES Ltd.                                             2,869,004
                                                                   -------------
Total Indian Stocks
(Cost $21,666,905)                                                    23,089,602
                                                                   -------------
================================================================================
INDONESIA:                                                                 7.10%
--------------------------------------------------------------------------------
Banking
    71,863,000   PT Bank Central Asia                                 18,834,323

Beverage & Tobacco
     5,020,000   PT Gudang Garam Tbk                                   5,569,262

Building Materials
       800,000   PT Semen Gresik Tbk                                     667,684

Chemicals
    29,596,000   PT Indorama Synthetics                                2,183,929
                 (Note A, p. 13)

Food & Household Products
    13,699,800   PT Sinar Mas Agro Resources &                         1,289,803
                 Technology Corp. (Note A, p. 13)

================================================================================
Shares                     Description                              Market Value
================================================================================
Retail
    64,500,000   PT Matahari Putra Prima Tbk                       $   4,103,053

Telecommunications
    39,500,000   PT Telekomunikasi Indonesia                          16,382,952
                 (Local)
                                                                   -------------
Total Indonesian Stocks
(Cost $47,007,183)                                                    49,031,006
                                                                   -------------
================================================================================
ISRAEL:                                                                    4.68%
--------------------------------------------------------------------------------
Banking
     3,500,000   Bank Leumi Le-Israel                                  5,487,430
     5,203,338   Israel Discount Bank (Note A, p. 13)                  3,481,771

Chemicals
    11,100,000   Israel Chemicals Ltd.                                10,952,816

Electrical & Electronics
     1,560,000   Scitex Corp., Ltd. (Note A, p. 13)                    4,976,400

Retail
       699,100   Supersol Ltd.                                         2,647,488

Telecommunications
     4,260,000   Bezeq The Israeli                                     4,735,844
                 Telecommunication Corp., Ltd.
                                                                   -------------
Total Israeli Stocks
(Cost $42,309,170)                                                    32,281,749
                                                                   -------------
================================================================================
MALAYSIA:                                                                  7.27%
--------------------------------------------------------------------------------
Automobiles
    10,757,000   Tan Chong Motor Holdings Berhad                       4,331,108
     2,750,000   UMW Holdings Berhad                                   6,223,684

Banking
     5,650,000   Public Bank Berhad (Foreign)                          5,560,790

Construction
     1,500,000   IJM Corp., Berhad                                     2,072,369
     2,000,000   Road Builder Holdings Berhad                          2,973,684

Leisure & Tourism
     4,602,000   Berjaya Land Berhad                                   1,077,837

Mining
     6,881,800   Malaysia Mining Corp., Berhad                         4,762,930

Miscellaneous Materials
     7,010,000   Golden Hope Plantations Berhad                        6,604,158
     1,822,000   Kuala Lumpur Kepong Berhad                            2,780,947

Real Estate
     1,212,000   IOI Properties Berhad                                 1,722,316
     3,693,000   S P Setia Berhad Group                                3,654,126

Utilities-Electric, Gas & Water
     5,574,000   Malakoff Berhad                                       5,192,621
     4,220,352   YTL Power International Berhad                        3,243,007
                                                                   -------------
Total Malaysian Stocks
(Cost $45,256,986)                                                    50,199,577
                                                                   -------------

10     Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Shares                     Description                              Market Value
================================================================================
MEXICO:                                                                    7.07%
--------------------------------------------------------------------------------
Beverage & Tobacco
       290,000   Panamerican Beverages Inc.                        $   5,266,400

Building Materials
       740,000   Cemex S.A. de C.V.                                    4,350,912

Chemicals
     4,562,200   Cydsa S.A. (Note A, p. 13)                            1,721,107

Financial Services
     4,360,000   Grupo Financiero Banorte S.A.                        10,352,731
                 de C.V. (Note A, p. 13)

Food & Household Products
       494,000   Grupo Minsa S.A. de C.V. ADR                            855,065
                 (Note A, p. 13)

Merchandising
    10,140,000   Controladora Comercial                                9,113,341
                 Mexicana S.A. de C.V.
        92,250   Controladora Comercial                                1,658,148
                 Mexicana S.A. de C.V. GDR

Metal-Nonferrous
     1,175,144   Grupo Mexico S.A. (NVP)                               1,884,142

Metal-Steel
       965,800   Grupo Industrial Saltillo S.A.                        1,772,464
                 de C.V. (Series B) (Note A, p. 13)
     2,292,000   Hylsamex S.A. (Note A, p. 13)                         1,525,880

Paper & Forest Products
       100,000   Corp Durango S.A. ADR                                   421,620
                 (Note A, p. 13)

Telecommunications
       245,650   Telefonos de Mexico S.A. ADR                          9,921,804
                                                                   -------------
Total Mexican Stocks
(Cost $61,026,485)                                                    48,843,614
                                                                   -------------
================================================================================
PHILIPPINES:                                                               6.23%
--------------------------------------------------------------------------------
Banking
     6,665,940   Equitable PCI Bank                                    4,768,852
     9,000,000   Metropolitan Bank & Trust Co.                         7,761,662

Food & Household Products
    28,836,830   Universal Robina Corp.                                2,712,991

Multi-Industry
    72,352,800   JG Summit Holding Inc.                                2,694,440

Real Estate
    88,000,000   Ayala Land Inc.                                      11,901,215
    57,108,500   Robinson's Land Corp.,                                1,992,417
                 Series B
     9,700,000   SM Prime Holdings                                     1,235,790

Utilities-Electric, Gas & Water
    11,400,000   Manila Electric Co. (Note A, p. 13)                   9,943,159
                                                                   -------------
Total Philippine Stocks
(Cost $62,272,600)                                                    43,010,526
                                                                   -------------

================================================================================
Shares                     Description                              Market Value
================================================================================
POLAND:                                                                    1.07%
--------------------------------------------------------------------------------
Energy Sources
     1,151,000   Polski Koncern Naftowy Orlen S.A.                 $   5,222,908

Financial Services
        85,000   Bank Polska Kasa Opieki S.A.                          2,140,511
                                                                   -------------
Total Polish Stocks
(Cost $6,559,243)                                                      7,363,419
                                                                   -------------
--------------------------------------------------------------------------------
PORTUGAL:                                                                  0.00%
--------------------------------------------------------------------------------
Banking
             1   Banco Comercial Portugues S.A.                                4
                                                                   -------------
Total Portuguese Stocks (Cost $0)                                              4
                                                                   -------------
================================================================================
SINGAPORE:                                                         0.05%
--------------------------------------------------------------------------------
Food & Household Products
     5,026,100   Golden Agri-Resources Ltd.                              340,716
                 (Note A, p. 13)                                   -------------

Total Singapore Stocks (Cost $970,871)                                   340,716
                                                                   -------------
================================================================================
SOUTH AFRICA:                                                              7.51%
--------------------------------------------------------------------------------
Banking
     2,466,946   ABSA Group Ltd.                                       5,505,070

Broadcasting & Publishing
       708,350   Primedia Ltd.                                           259,286
     1,105,750   Primedia Ltd., Series N                                 371,590

Chemicals
     4,163,000   AECI Ltd.                                             7,307,052

Food & Household Products
       756,500   Tongaat-Hulett Group Ltd.                             3,623,193

Health & Personal Care
    12,600,000   Network Healthcare Holdings Ltd.                      2,967,321

Insurance
     5,580,000   Sanlam Ltd.                                           3,642,073

Machinery & Engineering
       490,000   Barloworld Ltd.                                       2,679,603


Merchandising
     6,224,700   Shoprite Hldgs Ltd.                                   3,568,736

Paper & Forest Products
     1,680,000   Sappi Ltd.                                           21,930,761
                                                                   -------------
Total South African Stocks
(Cost $59,593,667)                                                    51,854,685
                                                                   -------------
================================================================================
SOUTH KOREA:                                                              12.97%
--------------------------------------------------------------------------------
Automobiles
       220,000   Hyundai Mobis                                         5,258,699
       480,000   Hyundai Motor Co., Ltd.                              14,886,535

Banking
        74,200   Kookmin Bank                                          3,115,053
       920,000   Shinhan Financial                                    12,143,722

                               Schedule of Investments--Stock Portfolios      11

================================================================================
Shares                     Description                              Market Value
================================================================================
Building Materials
       261,510   Hanil Cement Manufacturing Co., Ltd.              $   9,336,817

Chemicals
       590,488   Hyosung T&C Co., Ltd.                                 8,888,586

Construction & Housing
     1,000,000   Daelim Industrial Co., Ltd.                          12,556,732

Financial Services
        42,000   Kookmin Credit Card Co., Ltd.                         1,775,946

Food & Household Products
        27,620   Lotte Confectionery Co., Ltd.                        12,848,941

Utilities-Electric, Gas & Water
       367,000   Korea Electric Power Corp.                            7,162,330
       109,300   Seoul City Gas Co., Ltd.                              1,562,610
                                                                   -------------
Total South Korean Stocks
(Cost $56,634,943)                                                    89,535,971
                                                                   -------------
================================================================================
TAIWAN:                                                                    5.15%
--------------------------------------------------------------------------------
Banking
     8,800,000   International Commercial Bank                         5,286,041
                 of China

Building Materials
    12,577,775   Asia Cement Corp.                                     3,795,639

Electrical & Electronics
     5,670,946   Acer Inc.                                             9,165,002
     5,368,000   Compal Electronics Inc.                               7,170,641

Electronic Components & Instruments
     3,350,000   Ritek Corp.                                           3,775,458

Metal-Steel
     5,683,289   China Steel Corp.                                     2,682,330
       338,650   China Steel Corp., GDS                                3,196,856

Real Estate
     3,832,920    Pacific Construction (Note A, p. 13)                   488,982
                                                                   -------------
Total Taiwanese Stocks
(Cost $47,227,373)                                                    35,560,949
                                                                   -------------
================================================================================
THAILAND:                                                                  6.29%
--------------------------------------------------------------------------------
Banking
    28,800,000   Siam Commercial Bank Public                          15,286,765
                 Co., Ltd. (Foreign) (PFD) (Note A, p. 13)

Building Materials
       340,000   Siam City Cement Public Co., Ltd.                     7,421,875

Chemicals
     6,040,000   National Petrochemical Public                         7,147,518
                 Co., Ltd. (Foreign)

Energy Sources
     4,860,000   PTT Public Co., Ltd. (Foreign) (PFD)                  3,992,302

Food & Household Products
     1,552,300   Saha Pathana Inter-Holding Ltd.                       2,603,812
                 (Foreign)
     2,482,500   Thai Union Frozen Products Co., Ltd.                  1,403,251

================================================================================
Quantity                   Description                              Market Value
================================================================================
Insurance
       374,100   Ayudhya Insurance Public Co., Ltd.                $     885,393
                 (Foreign)
       666,000   Bangkok Insurance Public Co., Ltd.                    2,856,669
                 (Foreign)

Telecommunications
    14,440,100   Jasmine International Public                          1,808,331
                 Co., Ltd. (Foreign) (Note A, p. 13)
                                                                   -------------
Total Thai Stocks
(Cost $39,818,359)                                                    43,405,916
                                                                   -------------
================================================================================
TURKEY:                                                                    4.71%
--------------------------------------------------------------------------------
Appliances & Household Durables
   357,075,000   Arcelik A.S.                                          3,532,097

Automobiles
   390,000,000   Ford Otomotiv Sanayi A.S.                             4,804,031
                 (Note A, p. 13)
 1,775,000,000   Tofas Turk Otomobil Fabrikasi A.S.                    6,161,814
                 (Note A, p. 13)

Banking
         9,946   Turkiye Garanti Bankasi A.S.                                 20
 3,209,514,961   Yapi ve Kredi Bankasi A.S.                            9,464,415

Chemicals
   169,957,000   Sasa Sun'i Ve Sentetik Elyaf                          2,061,815

Energy Sources
 1,055,250,000   Tupras-Turkiye Petrol                                 5,908,455
                 Rafinerileri A.S.

Miscellaneous Materials
    25,000,000   Brisa Bridgestone Sabanci                               597,238
                 Lastik San. Ve Tic A.S.
                                                                   -------------

Total Turkish Stocks (Cost $27,340,328)                               32,529,885
                                                                   -------------
Total Equities (Cost $681,924,725)                                   665,309,117
                                                                   -------------
================================================================================
RIGHTS:                                                                    0.00%
================================================================================
BRAZIL:                                                                    0.00%
--------------------------------------------------------------------------------
Telecommunications
     8,865,853   Brasil Telecom (Note A, p. 13)                                0
                 Expiration 04/26/2002                             -------------

Total Rights (Cost $0)                                                         0
                                                                   -------------
================================================================================
REPURCHASE AGREEMENT:                                                      1.79%
--------------------------------------------------------------------------------
    12,366,000   State Street Bank & Trust Co.,                       12,366,000
                 Repurchase Agreement, dated
                 03/28/02, 1.55%, maturing 04/01/02
                 for $12,368,130 collateral 12,370,000
                 principal amount U.S. Treasury Note,
                 3.875%, 06/30/03, value $12,616,621
                                                                   -------------
Total Repurchase Agreement
(Cost $12,366,000)                                                    12,366,000
                                                                   -------------

12    Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
INVESTMENT SUMMARY
================================================================================
Total Investments (Cost $694,290,725)                 98.15%       $ 677,675,117
(Note D, below)
Cash and Other Assets, Less Liabilities                1.85           12,796,849
                                                     -------       -------------
Net Assets (Equivalent to $16.28
per share based on 42,404,201
shares of capital stock outstanding)                 100.00%       $ 690,471,966
                                                     =======       =============
================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity                   Description                              Market Value
--------------------------------------------------------------------------------
       779,027   Argentine Peso                                    $     264,077
     1,328,801   Brazilian Real                                          571,773
        52,550   Czech Koruna                                              1,481
       337,128   Euro                                                    293,486
     3,063,493   Hong Kong Dollar                                        392,768
    64,432,244   Indian Rupee                                          1,320,874
28,333,984,442   Indonesian Rupiah                                     2,883,866
     8,866,789   Israeli Shekel                                        1,881,148
     7,025,961   Malaysian Ringgit                                     1,848,937
       269,930   Mexican Peso                                             29,951
    23,206,869   New Taiwan Dollar                                       663,812
     5,276,176   Philippine Peso                                         103,414
     2,722,350   Polish Zloty                                            662,372
        58,552   Singapore Dollar                                         31,754
       752,890   South African Rand                                       66,407
    72,470,225   Thailand Baht                                         1,665,217
42,582,090,957   Turkish Lira                                             31,790
                                                                   -------------
Total Foreign Currencies                                           $  12,713,127
                                                                   -------------
--------------------------------------------------------------------------------
(A) Non-income-producing security
(B) Affiliated company (see Note 3B of the Notes to Financial Statements)
(C) Explanation of abbreviations:
    ADR-American Depository Receipts
    PFD-Preference Shares
    GDR-Global Depository Receipts
    NVP-Non-voting Preference Share
    GDS-Global Depository Share
(D) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $148,759,653 and gross unrealized depreciation of investments was $ 165,375,261 resulting in net unrealized depreciation of $16,615,608 (excluding foreign currency transactions).

================================================================================
(E) Allocation of assets by industry as of March 31, 2002:
    Appliances & Household Durables                                        0.90%
    Automobiles                                                            6.58
    Banking                                                               15.23
    Beverage & Tobacco                                                     3.64
    Broadcasting & Publishing                                              0.09
    Building Materials                                                     3.70
    Chemicals                                                              8.26
    Construction                                                           0.73
    Construction & Housing                                                 1.82
    Electrical & Electronics                                               3.09
    Electronic Components & Instruments                                    0.55
    Energy                                                                 0.57
    Energy Sources                                                         5.31
    Expressways                                                            2.48
    Financial Services                                                     2.40
    Food & Household Products                                              3.73
    Health & Personal Care                                                 0.43
    Insurance                                                              1.07
    Leisure & Tourism                                                      0.16
    Machinery & Engineering                                                0.75
    Merchandising                                                          2.08
    Metal-Aluminum                                                         0.34
    Metal-Nonferrous                                                       0.59
    Metal-Steel                                                            2.34
    Mining                                                                 0.69
    Miscellaneous Materials                                                3.20
    Multi-Industry                                                         0.52
    Paper & Forest Products                                                5.40
    Real Estate                                                            3.33
    Retail                                                                 0.98
    Telecommunications                                                     7.28
    Transportation-Shipping                                                0.45
    Utilities-Electric, Gas & Water                                        7.67
    Repurchase Agreement                                                   1.79
    Cash and Other Assets, Less Liabilities                                1.85
                                                                         -------
    Total                                                                100.00%
                                                                         =======
See Notes to Financial Statements.


                                  Schedule of Investments--Stock Portfolios   13

Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------

                                SEMIANNUAL REPORT
                                 MARCH 31, 2002

--------------------------------------------------------------------------------

Schedule of Investments
Taxable Bond
Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Intermediate Duration
--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------
U.S. Government Short Duration

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         Intermediate Duration Portfolio
                           March 31, 2002 (Unaudited)

--------------------------------------------------------------------------------
Principal Amount           Description                             Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                   37.18%
--------------------------------------------------------------------------------
U.S. Government Agencies: 17.03%
   $53,190,000   Federal National Mortgage                         $  53,182,376
                 Association Discount Notes,
                 1.72%, 04/04/2002
   193,415,000   Federal National Mortgage                           193,387,116
                 Association Discount Notes,
                 1.73%, 04/04/2002
   101,825,000   United States Treasury Bills,                       101,775,078
                 1.77%, 04/11/2002
    13,745,000   United States Treasury Bills,                        13,701,428
                 1.76%, 06/06/2002
     2,000,000   United States Treasury Bills,                         1,992,220
                 1.84%, 06/20/2002
                                                                   -------------
Total U.S. Government Agencies
(Cost $364,037,397)                                                  364,038,218
                                                                   -------------

Repurchase Agreement: 20.15%
   430,632,000   State Street Bank & Trust Co.,                      430,632,000
                 Repurchase Agreement, dated
                 03/28/02, 1.75%, maturing
                 04/01/02 for $434,000,000,
                 collateralized by $430,715,734,
                 FFCBs, FHLBs, and FNMAs,
                 3.125% to 5.75%, due 04/15/03
                 to 11/15/04, value $439,273,691
                 (Note A, p. 6)
                                                                   -------------
Total Repurchase Agreement (Cost $430,632,000)                       430,632,000
                                                                   -------------
Total Short-Term Investments
(Cost $794,669,397)                                                  794,670,218
                                                                   -------------

================================================================================
U.S. TREASURY NOTES:                                                      13.71%
--------------------------------------------------------------------------------
    65,000,000   6.50%, 05/31/2002                                    65,497,900
   150,350,000   5.625%, 11/30/2002                                  153,544,938
    30,400,000   3.50%, 11/15/2006                                    28,751,712
    47,085,000   4.875%, 02/15/2012                                   45,171,936
                                                                   -------------

Total U.S. Treasury Notes (Cost $293,870,049)                        292,966,486
                                                                   -------------


================================================================================
U.S. TREASURY BONDS:                                                       5.53%
--------------------------------------------------------------------------------
    50,170,000   8.125%, 08/15/2019                                   61,434,670
    60,525,000   5.375%, 02/15/2031                                   56,808,160
                                                                   -------------

Total U.S. Treasury Bonds (Cost $125,076,706)                        118,242,830
                                                                   -------------

================================================================================
MORTGAGE PASS-THROUGHS:                                                   37.23%
--------------------------------------------------------------------------------
     1,031,435   Federal National Mortgage                             1,067,855
                 Association Pool #527056,
                 7.00%, 04/01/2015

*See Note 1, page 30 in Notes to Financial Statements.

================================================================================
Principal Amount          Description                              Market Value
================================================================================
$      535,462   Federal National Mortgage                         $     554,369
                 Association Pool #541326,
                 7.00%, 05/01/2015
       982,306   Federal National Mortgage                             1,016,991
                 Association Pool #568077,
                 7.00%, 02/01/2016
       778,747   Federal National Mortgage                               806,244
                 Association Pool #253707,
                 7.00%, 04/01/2016
    98,480,000   Federal National Mortgage                           101,957,329
                 Association Pool TBA,
                 7.00%, 04/25/2017 (Notes A & B, p. 6)
            35   Federal Home Loan Mortgage Corp.                             38
                 Pool #C80297, 8.50%, 05/01/2025
        14,130   Government National Mortgage                             15,106
                 Association Pool #442121,
                 8.50%, 11/15/2026
        33,853   Government National Mortgage                             34,593
                 Association Pool #780651,
                 7.00%, 10/15/2027
    29,134,258   Government National Mortgage                         29,025,005
                 Association Pool #448335,
                 6.50%, 04/15/2031
     8,973,624   Government National Mortgage                          8,939,973
                 Association Pool #564934,
                 6.50%, 10/15/2031
     8,975,064   Government National Mortgage                          8,941,407
                 Association Pool #566594,
                 6.50%, 10/15/2031
     8,974,505   Government National Mortgage                          8,940,851
                 Association Pool #566599,
                 6.50%, 10/15/2031
     8,973,752   Government National Mortgage                          8,940,100
                 Association Pool #572615,
                 6.50%, 10/15/2031
     9,783,023   Government National Mortgage                          9,746,337
                 Association Pool #571277,
                 6.50%, 11/15/2031
   347,925,000   Federal National Mortgage                           346,077,518
                 Association Pool TBA,
                 6.50%, 04/25/2032 (Notes A & B, p. 6)
   116,895,000   Federal National Mortgage                           121,022,563
                 Association Pool TBA,
                 7.50%, 04/25/2032 (Notes A & B, p. 6)
   146,692,000   Federal National Mortgage                           148,754,490
                 Association Pool TBA,
                 7.00%, 05/25/2032
                 (Notes A & B, p. 6)
                                                                   -------------
Total Mortgage Pass-Throughs
(Cost $802,304,602)                                                  795,840,769
                                                                   -------------

================================================================================
AEROSPACE/DEFENSE:                                                         0.07%
--------------------------------------------------------------------------------
     1,525,000   Sequa Corp., Senior Notes,                            1,532,625
                 9.00%, 08/01/2009
                                                                   -------------

Total Aerospace/Defense (Cost $1,533,626)                              1,532,625
                                                                   -------------


                       Schedule of Investments--Taxable Bond Portfolios        1

================================================================================
Principal Amount          Description                              Market Value
================================================================================
AUTOMOTIVE:                                                                1.95%
--------------------------------------------------------------------------------
$   21,220,000   Daimler Chrysler NA Holding,                      $  21,258,875
                 6.40%, 05/15/2006
       430,000   Dura Operating Corp. Series D,                          430,000
                 9.00%, 05/01/2009,
                 Callable 05/01/2004 @ 104.5
       530,000   Dana Corp., Senior Note, Rule                           551,200
                 144A, 10.125%, 03/15/2010,
                 Callable 03/15/2006 @ 105.06
     1,945,000   Collins & Aikman Products Co.,                        1,974,175
                 Senior Notes, Rule 144A,
                 10.75%, 12/31/2011,
                 Callable 12/31/2006 @ 105.37
       355,000   ArvinMeritor Inc.,                                      366,538
                 8.75%, 03/01/2012
       300,000   United Auto Group Inc., Senior                          309,375
                 Subordinated Note, Rule 144A,
                 9.625%, 03/15/2012,
                 Callable 03/15/2007 @ 104.81
    18,515,000   Ford Motor Co.,                                      16,790,642
                 7.45%, 07/16/2031
                                                                   -------------
Total Automotive (Cost $42,069,983)                                   41,680,805
                                                                   -------------

================================================================================
BANKING:                                                                   5.51%
--------------------------------------------------------------------------------
     6,650,000   Citigroup Inc., Senior Notes,                         6,985,167
                 6.75%, 12/01/2005
    12,000,000   Washington Mutual Finance Corp.,                     12,142,236
                 6.25%, 05/15/2006
     6,740,000   Bank One Corp., Subordinated                          7,321,473
                 Note, 7.875%, 08/01/2010
    14,965,000   Citigroup Inc., Subordinated                         15,758,699
                 Notes, Global Bond,
                 7.25%, 10/01/2010
    15,725,000   J.P. Morgan Chase & Co.,                             15,782,664
                 6.75%, 02/01/2011
     6,845,000   US Bank NA, Subordinated Note,                        6,798,160
                 6.375%, 08/01/2011
     5,885,000   Bank One Corp.,                                       6,224,665
                 7.625%, 10/15/2026
     8,575,000   Great Western Financial Trust                         8,530,221
                 II, Series A, 8.208%, 02/01/2027,
                 Callable 02/01/2007 @ 104.1
     7,250,000   Standard Chartered Bank                               7,362,846
                 Subordinated Note, Rule 144A,
                 8.00%, 05/30/2031
    10,390,000   Barclays Bank plc,                                   10,733,275
                 7.375%, 06/29/2049
     9,175,000   Royal Bank of Scotland Group                          9,374,088
                 plc, 7.648%, 08/31/2049,
                 Callable 09/30/2031 @ 100.00
     9,670,000   Unicredito Italiano Capital                          10,767,177
                 Trust II, Rule 144A,
                 9.20%, 10/29/2049
                                                                   -------------

Total Banking (Cost $117,012,057)                                    117,780,671
                                                                   -------------

================================================================================
Principal Amount          Description                              Market Value
================================================================================
BROADCASTING/MEDIA:                                                        0.50%
--------------------------------------------------------------------------------
$    1,995,000   ABC Family Worldwide Inc.,                        $   2,124,675
                 9.25%, 11/01/2007
     1,960,000   Paxson Communications Corp.,                          2,146,200
                 10.75%, 07/15/2008,
                 Callable 07/15/2005 @ 105.38
       285,000   American Media Operations Inc.,                         296,400
                 Senior Subordinated Notes,
                 Rule 144A, 10.25%, 05/01/2009,
                 Callable 05/01/2004 @ 105.12
       715,000   Sinclair Broadcast Group Inc.,                          740,025
                 Senior Subordinated Note, Rule
                 144A Class A, 8.75%, 12/15/2011,
                 Callable 12/15/2006 @ 104.38
       290,000   Sinclair Broadcast Group Inc.,                          289,275
                 Senior Subordinated Note, Rule
                 144A Class A, 8.00%, 03/15/2012,
                 Callable 03/15/2007 @ 104
     4,850,000   Time Warner Entertainment Co.,                        5,181,114
                 Senior Note, 8.375%, 07/15/2033
                                                                   -------------

Total Broadcasting/Media (Cost $10,891,313)                           10,777,689
                                                                   -------------
================================================================================
BUILDING/REAL ESTATE:                                                      0.23%
--------------------------------------------------------------------------------
       585,000   Werner Holdings Co. Inc.                                596,700
                 Series A, 10.00%, 11/15/2007,
                 Callable 11/15/2002 @ 105
     2,555,000   LNR Property Corp.,                                   2,669,975
                 Senior Subordinated Notes,
                 10.50%, 01/15/2009,
                 Callable 01/15/2004 @ 105.38
       950,000   D.R. Horton Inc.,                                       964,250
                 8.00%, 02/01/2009
       585,000   Meritage Corp., 9.75%, 06/01/2011,                      615,712
                 Callable 06/01/2006 @ 104.88
                                                                   -------------

Total Building/Real Estate (Cost $4,760,102)                           4,846,637
                                                                   -------------
================================================================================
CABLE:                                                                     0.59%
--------------------------------------------------------------------------------
     1,315,000   EchoStar DBS Corp., Senior                            1,361,025
                 Notes, Rule 144A, 9.125%, 01/15/2009,
                 Callable 01/15/2006 @ 104.56
     2,465,000   Echostar DBS Corp., Senior                            2,575,925
                 Notes, 9.375%, 02/01/2009,
                 Callable 02/01/2004 @ 104.69
     2,540,000   Charter Communications                                2,540,000
                 Holdings LLC, Senior Note,
                 10.75%, 10/01/2009
     2,845,000   Adelphia Communications Corp.,                        2,660,075
                 Senior Notes, 10.875%,
                 10/01/2010
     2,255,000   Charter Communications                                2,164,800
                 Holdings LLC, Senior Notes,
                 Rule 144A, 10.00%, 05/15/2011,
                 Callable 05/15/2006 @ 105


2       Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount          Description                              Market Value
================================================================================
$    1,100,000   Charter Communications                            $   1,056,000
                 Holdings, Senior Notes,
                 10.00%, 05/15/2011,
                 Callable 05/15/2006 @ 105
       365,000   Adelphia Communications Corp.,                          332,150
                 10.25%, 06/15/2011
                                                                   -------------
Total Cable (Cost $12,892,317)                                        12,689,975
                                                                   -------------

================================================================================
CHEMICALS:                                                                 0.31%
--------------------------------------------------------------------------------
     2,410,000   Lyondell Chemical Co.,                                2,464,225
                 9.875%, 05/01/2007,
                 Callable 05/01/2004 @ 104.94
       300,000   Georgia Gulf Corp.,                                     324,000
                 10.375%, 11/01/2007,
                 Callable 11/01/2003 @ 105.19
       325,000   Equistar Chemicals LP,                                  334,750
                 10.125%, 09/01/2008
       615,000   Ferro Corp., Senior Note,                               638,855
                 9.125%, 01/01/2009
     1,225,000   Avecia Group plc,                                     1,280,125
                 11.00%, 07/01/2009,
                 Callable 07/01/2004 @ 105.5
       340,000   Resolution Performance                                  382,500
                 Products, Senior Subordinated
                 Note, 13.50%, 11/15/2010,
                 Callable 11/15/2005 @ 106.75
       580,000   Compass Minerals Group Inc.,                            611,900
                 Senior Subordinated Note, Rule
                 144A, 10.00%, 08/15/2011,
                 Callable 08/15/2006 @ 105
       560,000   OM Group Inc., Senior                                   585,200
                 Subordinated Note, Rule 144A,
                 9.25%, 12/15/2011,
                 Callable 12/15/2006 @ 104.62
                                                                   -------------

Total Chemicals (Cost $6,421,574)                                      6,621,555
                                                                   -------------

================================================================================
COMMUNICATIONS:                                                            5.87%
--------------------------------------------------------------------------------
    33,950,000   Verizon Wireless Inc., Rule                          33,862,409
                 144A, 2.27%, 12/17/2003
    20,650,000   Qwest Capital Funding Inc.,                          17,468,661
                 7.90%, 08/15/2010
     7,100,000   Koninklijke (Royal) KPN NV,                           7,239,806
                 Senior Unsubordinated Note,
                 8.00%, 10/01/2010
    10,130,000   Sprint Capital Corp.,                                 9,625,222
                 7.625%, 01/30/2011
    12,775,000   AT&T Corp., Senior Notes, Rule                       12,321,820
                 144A, 7.30%, 11/15/2011
    12,225,000   AT&T Corp.,                                          10,227,545
                 6.50%, 03/15/2029
     5,565,000   Verizon Global Funding Corp.,                         5,819,137
                 7.75%, 12/01/2030
    15,195,000   British Telecommunications plc,                      17,433,542
                 8.875%, 12/15/2030

================================================================================
Principal Amount          Description                              Market Value
================================================================================
$   14,185,000   WorldCom Inc.,                                    $  11,473,920
                 8.25%, 05/15/2031
                                                                   -------------

Total Communications (Cost $131,800,471)                             125,472,062
                                                                   -------------

================================================================================
COMMUNICATIONS--FIXED:                                                     0.06%
--------------------------------------------------------------------------------
       920,000   Intermedia Communications Inc.,                         851,000
                 Senior Discount Notes
                 Series B, 11.25%, 07/15/2007,
                 Callable 07/15/2002 @ 105.63
       740,000   Time Warner Telecom Inc.,                               510,600
                 Senior Note Class A,
                 10.125%, 02/01/2011,
                 Callable 02/01/2006 @ 105.06
                                                                   -------------

Total Communications--Fixed (Cost $1,340,633)                          1,361,600
                                                                   -------------

================================================================================
COMMUNICATIONS--MOBILE:                                                    1.03%
--------------------------------------------------------------------------------
     3,255,000   American Cellular Corp.,                              2,408,700
                 9.50%, 10/15/2009,
                 Callable 10/15/2005 @ 104.75
     5,520,000   Nextel Communications Inc.,                           3,684,600
                 Senior Serial Note, 9.375%,
                 11/15/2009 Callable
                 11/15/2004 @ 104.69
       730,000   Rural Cellular Corp., Senior                            605,900
                 Subordinated Note, Rule 144A
                 Class A, 9.75%, 01/15/2010,
                 Callable 01/15/2006 @ 104.88
     1,660,000   Triton PCS Inc.,                                      1,552,100
                 8.75%, 11/15/2011,
                 Callable 11/15/2006 @ 104.38
    13,135,000   AT&T Wireless Services Inc.,                         13,682,743
                 Senior Notes, 8.75%,
                 03/01/2031
                                                                   -------------
Total Communications--Mobile
(Cost $23,386,781)                                                    21,934,043
                                                                   -------------

================================================================================
CONSUMER MANUFACTURING:                                                    0.16%
--------------------------------------------------------------------------------
       835,000   Sealy Mattress Co., Senior                              855,875
                 Subordinated Notes Series B,
                 9.875%, 12/15/2007,
                 Callable 12/15/2002 @ 104.94
       495,000   Pennzoil-Quaker State Co.,                              576,675
                 Senior Note, Rule 144A,
                 10.00%, 11/01/2008,
                 Callable 11/01/2005 @ 105
       905,000   Jostens Inc., Senior                                  1,015,863
                 Subordinated Note Class A,
                 12.75%, 05/01/2010,
                 Callable 05/01/2005 @ 106.38
       985,000   Playtex Products Inc.,                                1,051,487
                 9.375%, 06/01/2011,
                 Callable 06/01/2006 @ 104.69
                                                                   -------------
Total Consumer Manufacturing
(Cost $3,385,109)                                                      3,499,900
                                                                   -------------


                        Schedule of Investments--Taxable Bond Portfolios       3

================================================================================
Principal Amount          Description                              Market Value
================================================================================
ENERGY:                                                                    1.37%
--------------------------------------------------------------------------------
$    4,900,000   Conoco Funding Co.,                               $   4,862,623
                 5.45%, 10/15/2006
       545,000   Pride International Inc.,                               570,206
                 Senior Note, 9.375%, 05/01/2007,
                 Callable 05/01/2002 @ 104.69
       740,000   Grey Wolf Inc., Senior Note,                            758,500
                 8.875%, 07/01/2007,
                 Callable 07/01/2002 @ 104.44
     1,850,000   Tesoro Petroleum Corp., Senior                        1,887,000
                 Subordinated Notes, Rule 144A,
                 9.625%, 11/01/2008,
                 Callable 11/01/2005 @ 104.81
       265,000   Western Gas Resources Inc.,                             282,225
                 10.00%, 06/15/2009,
                 Callable 06/15/2004 @ 105
       680,000   Eott Energy Partners LP,                                642,600
                 11.00%, 10/01/2009,
                 Callable 10/01/2004 @ 105.5
    10,460,000   Conoco Inc., Senior Note,                            10,466,998
                 6.95%, 04/15/2029
     7,015,000   Devon Financing Corp. ULC,                            7,041,404
                 Rule 144A, 7.875%, 09/30/2031
     2,700,000   Devon Energy Corp.,                                   2,731,439
                 7.95%, 04/15/2032
                                                                   -------------
Total Energy (Cost $29,391,541)                                       29,242,995
                                                                   -------------

================================================================================
ENTERTAINMENT/LEISURE:                                                     1.07%
--------------------------------------------------------------------------------
     1,290,000   Six Flags Inc., Senior Note,                          1,359,337
                 9.75%, 06/15/2007
    18,845,000   Time Warner Inc. Debentures,                         21,554,459
                 9.15%, 02/01/2023
                                                                   -------------
Total Entertainment/Leisure
(Cost $23,272,147)                                                    22,913,796
                                                                   -------------

================================================================================
FINANCIAL:                                                                 3.88%
--------------------------------------------------------------------------------
    11,965,000   Ford Motor Credit Co.,                               12,127,796
                 6.70%, 07/16/2004
    12,990,000   Morgan Stanley Dean Witter & Co.,                    13,267,531
                 6.10%, 04/15/2006
    12,345,000   Ford Motor Credit Co.,                               11,988,230
                 6.50%, 01/25/2007
     2,800,000   iStar Financial Inc.,                                 2,887,892
                 8.75%, 08/15/2008
    14,005,000   Household Finance Corp.,                             13,623,714
                 6.50%, 11/15/2008
    10,515,000   General Motors Acceptance Corp.,                     10,175,639
                 6.875%, 09/15/2011
     4,750,000   National Rural Utilities                              4,754,441
                 Cooperative Finance Corp.,
                 Medium-Term Notes,
                 7.25%, 03/01/2012
     9,585,000   General Motors Acceptance Corp.,                      9,620,905
                 8.00%, 11/01/2031

================================================================================
Principal Amount          Description                              Market Value
================================================================================
$    4,615,000   Morgan Stanley Dean Witter & Co.,                 $   4,616,154
                 7.25%, 04/01/2032
                                                                   -------------
Total Financial (Cost $83,727,136)                                    83,062,302
                                                                   -------------

================================================================================
FOOD/BEVERAGE:                                                            1.39%
--------------------------------------------------------------------------------
     5,725,000   Kraft Foods Inc. Class A,                             5,532,079
                 4.625%, 11/01/2006
       580,000   Del Monte Corp. Series B,                               609,000
                 9.25%, 05/15/2011,
                 Callable 05/15/2006 @ 104.62
     4,640,000   Tyson Foods Inc., Rule 144A,                          4,928,279
                 8.25%, 10/01/2011
       295,000   DIMON Inc. Series B,                                    314,175
                 9.625%, 10/15/2011,
                 Callable 10/15/2006 @ 104.81
    12,800,000   Kraft Foods Inc. Class A,                            12,155,392
                 5.625%, 11/01/2011
     6,355,000   General Mills, Inc.,                                  6,090,060
                 6.00%, 02/15/2012
                                                                   -------------
Total Food/Beverage (Cost $30,388,608)                                29,628,985
                                                                   -------------

================================================================================
GAMING:                                                                    0.43%
--------------------------------------------------------------------------------
     2,470,000   Harrah's Operating Co. Inc.,                          2,556,450
                 7.875%, 12/15/2005
       920,000   Park Place Entertainment Corp.,                         977,500
                 Senior Subordinated Note,
                 9.375%, 02/15/2007
       855,000   MGM Mirage,                                             927,675
                 9.75%, 06/01/2007
       415,000   Mandalay Resort Group, Senior                           451,313
                 Subordinated Note Series B,
                 10.25%, 08/01/2007
       615,000   Park Place Entertainment Corp.,                         644,981
                 Senior Subordinated Note,
                 8.875%, 09/15/2008
       685,000   Boyd Gaming Corp.,                                      724,387
                 9.25%, 08/01/2009,
                 Callable 08/01/2005 @ 104.63
     1,810,000   Sun International Hotels Ltd.,                        1,837,150
                 8.875%, 08/15/2011,
                 Callable 08/15/2006 @ 104.44
     1,075,000   Argosy Gaming Co., Senior                             1,139,500
                 Subordinated Note,
                 9.00%, 09/01/2011,
                 Callable 09/01/2006 @ 104.5
                                                                   -------------
Total Gaming (Cost $9,131,477)                                         9,258,956
                                                                   -------------

================================================================================
HEALTH CARE:                                                               0.57%
--------------------------------------------------------------------------------
     5,420,000   Bristol-Myers Squibb Co.,                             5,293,221
                 4.75%, 10/01/2006
       750,000   AmerisourceBergen Corp.,                                787,500
                 Senior Note, 8.125%, 09/01/2008


4       Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount          Description                              Market Value
================================================================================
$      675,000   Triad Hospitals Inc., Senior                      $     722,250
                 Note Series B, 8.75%, 05/01/2009,
                 Callable 05/01/2005 @ 104.38
     1,355,000   HCA Inc., Senior Note,                                1,415,975
                 7.875%, 02/01/2011
       630,000   Vanguard Health Systems Inc.,                           667,800
                 Senior Subordinated Notes,
                 Rule 144A, 9.75%, 08/01/2011,
                 Callable 08/01/2006 @ 104.875
     2,770,000   Healthsouth Corp., Senior                             2,894,650
                 Notes, 8.375%, 10/01/2011
       310,000   Rotech Healthcare Inc., Senior                          321,625
                 Subordinated Notes, Rule 144A,
                 9.50%, 04/01/2012,
                 Callable 04/01/2007 @ 104.75
                                                                   -------------
Total Health Care (Cost $12,112,988)                                  12,103,021
                                                                   -------------
================================================================================
HOTEL/LODGING:                                                         0.45%
--------------------------------------------------------------------------------
     3,120,000   Host Marriott LP, Senior Note,                        3,283,800
                 Rule 144A, 9.50%, 01/15/2007
     1,125,000   Host Marriott LP Series G,                            1,170,000
                 9.25%, 10/01/2007
     1,460,000   Intrawest Corp., Senior Note,                         1,496,500
                 9.75%, 08/15/2008,
                 Callable 08/15/2003 @ 104.88
       365,000   Vail Resorts Inc., Senior                               368,650
                 Subordinated Note, Rule 144A,
                 8.75%, 05/15/2009,
                 Callable 05/15/2004 @ 104.38
       525,000   MeriStar Hospitality Corp.,                             561,094
                 Senior Notes, Rule 144A,
                 10.50%, 06/15/2009,
                 Callable 12/15/2005 @ 105.25
       295,000   MeriStar Hospitality Corp.,                             302,744
                 Rule 144A, 9.125%, 01/15/2011
     1,725,000   Felcor Lodging LP,                                    1,755,187
                 8.50%, 06/01/2011
       730,000   Extended Stay America Inc.,                             766,500
                 Senior Subordinated Note,
                 9.875%, 06/15/2011,
                 Callable 06/15/2006 @ 104.94
                                                                   -------------
Total Hotel/Lodging (Cost $9,305,500)                                  9,704,475
                                                                   -------------
================================================================================
INDUSTRIAL:                                                                1.16%
--------------------------------------------------------------------------------
    25,000,000   Tyco International Ltd.                              22,906,500
                 6.375%, 02/15/2006
       995,000   Service Corp. International,                            946,494
                 7.20%, 06/01/2006
       900,000   Service Corp. International,                            823,500
                 6.875%, 10/01/2007
                                                                   -------------
Total Industrial (Cost $26,822,910)                                   24,676,494
                                                                   -------------

================================================================================
Principal Amount          Description                              Market Value
================================================================================
INSURANCE:                                                                 0.00%
--------------------------------------------------------------------------------
$      180,000   Fairfax Financial Holdings Ltd.,                  $     118,381
                 Senior Notes, 7.75%,
                 07/15/2037
                                                                   -------------
Total Insurance (Cost $120,605)                                          118,381
                                                                   -------------

================================================================================
METALS/MINING:                                                             0.10%
--------------------------------------------------------------------------------
     2,140,000   United States Steel LLC,                              2,150,700
                 Senior Notes, 10.75%, 08/01/2008
                                                                   -------------
Total Metals/Mining (Cost $2,115,993)                                  2,150,700
                                                                   -------------

================================================================================
PAPER/PACKAGING:                                                           0.70%
--------------------------------------------------------------------------------
       600,000   Riverwood International Corp.,                          634,500
                 10.625%, 08/01/2007,
                 Callable 08/01/2002 @ 105.31
     2,350,000   Sealed Air Corp., Rule 144A,                          2,386,984
                 8.75%, 07/01/2008
     2,675,000   Applied Extrusion Technologies Inc.                   2,848,875
                 Series B, 10.75%, 07/01/2011,
                 Callable 07/01/2006 @ 105.37
       950,000   International Paper Co.,                                944,922
                 6.75%, 09/01/2011
       310,000   Plastipak Holdings Inc.,                                339,063
                 Senior Note, Rule 144A,
                 10.75%, 09/01/2011,
                 Callable 09/01/2006 @ 105.37
     5,645,000   Weyerhaeuser Co., Rule 144A,                          5,555,905
                 6.75%, 03/15/2012
     2,300,000   Weyerhaeuser Co., Rule 144A,                          2,248,549
                 7.375%, 03/15/2032
                                                                   -------------
Total Paper/Packaging (Cost $15,117,375)                              14,958,798
                                                                   -------------

================================================================================
PETROLEUM PRODUCTS:                                                        0.40%
--------------------------------------------------------------------------------
     8,020,000   Amerada Hess Corp.,                                   8,484,759
                 7.875%, 10/01/2029
                                                                   -------------
Total Petroleum Products (Cost $8,177,776)                             8,484,759
                                                                   -------------

================================================================================
PUBLIC UTILITIES--ELECTRIC & GAS:                                          2.03%
--------------------------------------------------------------------------------
    11,350,000   Powergen US Funding LLC,                             11,194,017
                 4.50%, 10/15/2004
    10,500,000   KeySpan Corp.,                                       10,647,840
                 6.15%, 06/01/2006
     5,850,000   TXU Corp., Senior Note,                               5,835,065
                 6.375%, 06/15/2006
       815,000   Mission Energy Holding Co.,                             890,387
                 13.50%, 07/15/2008
       500,000   AES Corp., Senior Notes, Rule                           392,500
                 144A, 9.375%, 09/15/2010
       420,000   CMS Energy Corp., Senior Note,                          435,521
                 8.50%, 04/15/2011
     1,770,000   PG&E National Energy Group Inc.,                      1,835,191
                 Senior Notes, 10.375%,
                 05/16/2011


                        Schedule of Investments--Taxable Bond Portfolios       5

================================================================================
Principal Amount          Description                              Market Value
================================================================================
$    7,205,000   FirstEnergy Corp. Series B,                       $   6,636,871
                 6.45%, 11/15/2011
     5,345,000   Progress Energy Inc., Senior                          5,589,999
                 Notes, 7.75%, 03/01/2031
                                                                   -------------

Total Public Utilities--Electric & Gas
(Cost $44,473,404)                                                    43,457,391
                                                                   -------------

================================================================================
RETAIL:                                                                    0.58%
--------------------------------------------------------------------------------
       585,000   Advance Stores Co.Inc.,                                 617,175
                 Senior Subordinated Note, Rule
                 144A, 10.25%, 04/15/2008,
                 Callable 04/15/2003 @ 105.12
     5,635,000   Wal-Mart Stores Inc., Senior                          6,007,338
                 Notes, 6.875%, 08/10/2009
     5,990,000   Target Corp.,                                         5,813,589
                 5.875%, 03/01/2012
                                                                   -------------

Total Retail (Cost $12,643,168)                                       12,438,102
                                                                   -------------

================================================================================
SERVICE:                                                                   0.62%
--------------------------------------------------------------------------------
     1,030,000   Service Corp. International,                            951,463
                 6.00%, 12/15/2005
       755,000   Intertek Finance plc, Series B,                         770,100
                 10.25%, 11/01/2006,
                 Callable 03/21/2002 @ 105.12
       965,000   Stewart Enterprises Inc. Class A,                     1,066,325
                 10.75%, 07/01/2008,
                 Callable 07/01/2005 @ 105.38
     3,575,000   Allied Waste North America Inc.,                      3,601,812
                 Senior Note, Rule 144A,
                 8.50%, 12/01/2008
     2,940,000   Allied Waste North America Inc.,                      2,991,450
                 Series B, 10.00%, 08/01/2009,
                 Callable 08/01/2004 @ 105
       300,000   Coinmach Corp., Senior Notes,                           310,500
                 Rule 144A, 9.00%, 02/01/2010,
                 Callable 02/01/2006 @ 104.5
     3,300,000   Iron Mountain Inc.,                                   3,481,500
                 8.625%, 04/01/2013,
                 Callable 04/01/2006 @ 104.31
                                                                   -------------

Total Service (Cost $12,974,141)                                      13,173,150
                                                                   -------------

================================================================================
SUPERMARKET/DRUG:                                                          0.08%
--------------------------------------------------------------------------------
     1,575,000   Fleming Companies Inc.,                               1,618,312
                 Series B, 10.50%, 12/01/2004,
                 Callable 03/21/2002 @ 105.25
                                                                   -------------
Total Supermarket/Drug
(Cost $1,593,004)                                                      1,618,312
                                                                   -------------

================================================================================
ASSET-BACKED SECURITIES:                                                   4.63%
--------------------------------------------------------------------------------
    24,830,000   American Express Master Trust                        24,862,905
                 Series 2002-1 Class A,
                 1.917%, 12/15/2005

================================================================================
Principal Amount          Description                              Market Value
================================================================================
$   12,815,000   MBNA Credit Card Master Note                      $  13,081,552
                 Trust Series 2001-A1 Class A1,
                 5.75%, 10/15/2008
    20,000,000   Fleet Credit Card Master                             20,284,800
                 Trust II 2001 B Class A,
                 5.60%, 12/15/2008
    14,775,000   Citibank Credit Issuance Trust,                      15,638,451
                 6.875%, 11/15/2009
    25,000,000   Citibank Credit Card Master                          25,002,250
                 Trust I Series 1999-2 Class A,
                 5.875%, 03/10/2011
                                                                   -------------

Total Asset-Backed Securities (Cost $98,171,078)                      98,869,958
                                                                   -------------

================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                     2.74%
--------------------------------------------------------------------------------
    19,123,084   Commercial Mortgage Asset                            19,654,706
                 Trust Series 1999-C1 Class A3,
                 6.64%, 09/17/2010
    18,180,000   Nomura Asset Securities Corp.                        18,762,487
                 Series 1998-D6 Class A1B,
                 6.59%, 03/15/2030
    19,985,000   Morgan Stanley Dean Witter                           20,091,120
                 Capital I Series 2002-HQ Class
                 A3, 6.51%, 04/15/2034
                                                                   -------------

Total Commercial Mortgage-Backed Securities
(Cost $58,649,000)                                                    58,508,313
                                                                   -------------

================================================================================
SOVEREIGN DEBT:                                                            1.12%
--------------------------------------------------------------------------------
    12,915,000   United Mexican States,                               13,560,750
                 8.375%, 01/14/2011
     9,495,000   Quebec (Province of)                                 10,348,629
                 Debentures, 7.50%, 09/15/2029
                                                                   -------------

Total Sovereign Debt (Cost $23,534,699)                               23,909,379
                                                                   -------------

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $2,873,137,270)             133.25%      $2,848,196,132
(Note C, below)
Cash and Other Assets, Less Liabilities             (33.25)        (710,654,758)
Net Assets (Equivalent to $12.72                    ------       --------------
per share based on 168,026,757
shares of capital stock outstanding)                100.00%      $2,137,541,374
                                                    ======       ==============

(A) Explanation of abbreviations:
    FFCB-Federal Farm Credit Bank
    FHLB-Federal Home Loan Bank
    FNMA-Federal National Mortgage Association
    TBA-To Be Announced
(B) When-issued security.
(C) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $8,812,134 and gross unrealized depreciation of investments was$ 33,753,272 resulting in net unrealized depreciation of $24,941,138.

See Notes to Financial Statements.


6       Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                          Short Duration Plus Portfolio
                           March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount           Description                             Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                    2.68%
--------------------------------------------------------------------------------
Commercial Paper: 2.50%
$    9,295,000   Variable Funding Capital Corp.,                   $   9,295,000
                 1.90%, 04/01/2002
                                                                   -------------
Total Commercial Paper (Cost $9,295,000)                               9,295,000
                                                                   -------------

U.S. Government Agency: 0.20%
       700,000   Federal Home Loan Mortgage Corp.                        699,966
                 Series RB, 1.73%, 04/02/2002
                 (Note A, p. 9)
                                                                   -------------
Total U.S. Government Agency (Cost $699,966)                             699,966
                                                                   -------------
Total Short-Term Investments (Cost $9,994,966)                         9,994,966
                                                                   -------------

================================================================================
U.S. TREASURY NOTES:                                                      14.27%
--------------------------------------------------------------------------------
     1,000,000   4.625%, 02/28/2003                                    1,017,810
     9,000,000   4.00%, 04/30/2003                                     9,116,730
    13,675,000   3.25%, 12/31/2003                                    13,608,813
    17,360,000   7.25%, 05/15/2004                                    18,577,978
    10,845,000   4.625%, 05/15/2006                                   10,802,596
                                                                   -------------

Total U.S. Treasury Notes (Cost $53,689,631)                          53,123,927
                                                                   -------------

================================================================================
U.S. GOVERNMENT AGENCIES:                                                 20.36%
--------------------------------------------------------------------------------
    15,170,000   Federal Home Loan Bank Series                        15,810,022
                 EJ03, 6.375%, 11/14/2003
    12,065,000   Federal Home Loan Mortgage Corp.,                    12,293,149
                 5.00%, 05/15/2004
    36,500,000   Federal National Mortgage                            35,838,255
                 Association,
                 3.875%, 03/15/2005
    11,860,000   Federal Home Loan Bank,                              11,856,300
                 4.625%, 04/15/2005
                                                                   -------------
Total U.S. Government Agencies
(Cost $76,678,369)                                                    75,797,726
                                                                   -------------

================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS:                                      16.06%
--------------------------------------------------------------------------------
     1,954,053   Federal National Mortgage                             2,002,905
                 Association Remic Trust
                 1992-76 Class GA,
                 8.00%, 02/25/2007
     1,230,378   Federal National Mortgage                             1,259,415
                 Association Remic Trust
                 1992-152 Class L,
                 7.50%, 05/25/2007
     2,251,991   Federal Home Loan Mortgage Corp.,                     2,295,792
                 Series 1377 Class H,
                 6.00%, 09/15/2007

*See Note 1, page 30 in Notes to Financial Statements.


================================================================================
Principal Amount          Description                              Market Value
================================================================================
$    1,991,039   Federal Home Loan Mortgage Corp.,                 $   2,052,024
                 Series 1467 Class F,
                 7.00%, 10/15/2007
     5,404,000   Federal Home Loan Mortgage Corp.,                     5,559,365
                 Series 1624 Class KC,
                 6.00%, 06/15/2008
     4,000,000   Federal National Mortgage                             4,106,240
                 Association Remic Trust
                 1996-54 Class C,
                 6.00%, 09/25/2008
     5,000,000   Federal Home Loan Mortgage Corp.,                     5,117,200
                 Series 2117 Class PB,
                 6.00%, 05/15/2009
     1,238,240   Federal Home Loan Mortgage Corp.,                     1,269,579
                 Remic Trust Series 2006
                 Class K, 6.50%, 05/15/2012
     1,326,419   Federal National Mortgage                             1,328,289
                 Association Remic Trust
                 1998-12 Class PD,
                 5.50%, 07/18/2019
     3,300,000   Federal National Mortgage                             3,371,148
                 Association Remic Trust 1999-27
                 Class CB, 6.00%, 07/25/2019
     4,725,000   Federal National Mortgage                             4,835,990
                 Association Remic Trust 1993-79
                 Class PH, 6.50%, 08/25/2020
     1,952,787   Federal Home Loan Mortgage Corp.,                     1,964,387
                 Series 1686 Class PH,
                 5.00%, 05/15/2021
       605,604   Federal Home Loan Mortgage Corp.,                       608,087
                 Series 1763 Class H,
                 8.25%, 07/15/2023
       932,646   Federal National Mortgage                               872,798
                 Association Series 1996-40
                 Class L, 0.01%, 10/25/2023
       110,486   GE Capital Mortgage Services Inc.                       110,486
                 Series 1993-12 Class A4,
                 6.05%, 10/25/2023
     3,000,000   Impac Secured Assets Corp.,                           3,050,640
                 Series 2001-4 Class A3,
                 6.38%, 04/25/2024
     4,000,000   Residential Asset                                     4,019,360
                 Securitization Trust Series
                 2001-A1 Class 1A2,
                 5.82%, 08/25/2025
       521,995   Federal Home Loan Mortgage Corp.,                       529,825
                 Series 2248 Class G,
                 7.50%, 09/15/2027
     3,388,168   Credit Suisse First Boston                            3,472,872
                 Mortgage Securities Corp.,
                 Series 2001-26 Class 3A1,
                 7.50%, 11/25/2031
     3,409,426   Federal National Mortgage                             3,587,364
                 Association Series 2002-T1
                 Class A3, 7.50%, 11/25/2031


                        Schedule of Investments--Taxable Bond Portfolios       7

================================================================================
Principal Amount          Description                              Market Value
================================================================================
$    3,955,801   Federal National Mortgage                         $   4,162,254
                 Association Remic Trust
                 2002-T4 Class A3,
                 7.50%, 12/25/2041
     4,022,882   Federal National Mortgage                             4,232,836
                 Association Series 2001-T10
                 Class A2, 7.50%, 12/25/2041
                                                                   -------------
Total Collateralized Mortgage Obligations
(Cost $59,712,588)                                                    59,808,856
                                                                   -------------

================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                     4.96%
--------------------------------------------------------------------------------
     6,000,000   Lehman Brothers Large Loan                            6,256,860
                 Series 1997-LL1 Class A3,
                 6.90%, 03/12/2007
    73,806,694   Comm Series 2001-FL4A Class X1,                         876,824
                 I/0, Rule 144A, 1.27%, 04/15/2013
     4,000,000   Credit Suisse First Boston                            4,000,000
                 Mortgage Securities Corp., Rule 144A
                 Series 1998-FLA2 Class D,
                 3.25%, 08/15/2013
     3,065,000   Merrill Lynch Mortgage                                3,156,950
                 Investors, Inc., Series 1996-C1
                 Class A3, 7.42%, 04/25/2028
     4,000,000   Lehman Brothers Large Loan                            4,171,880
                 Series 1997-LLI Class A2,
                 6.84%, 10/12/2034
                                                                   -------------
Total Commercial Mortgage-Backed Securities
(Cost $19,069,354)                                                    18,462,514
                                                                   -------------

================================================================================
MORTGAGE PASS-THROUGHS:                                                    6.41%
--------------------------------------------------------------------------------
     2,145,795   Federal Home Loan Mortgage Corp.,                     2,296,000
                 9.00%, 03/17/2008
     3,318,370   Federal National Mortgage                             3,460,396
                 Association Pool #190708,
                 7.00%, 03/01/2009
    17,500,000   Federal National Mortgage                            18,117,925
                 Association Pool TBA,
                 7.50%, 04/25/2032
                 (Notes B & C, p. 9)
                                                                   -------------
Total Mortgage Pass-Throughs
(Cost $23,845,988)                                                    23,874,321
                                                                   -------------

================================================================================
AEROSPACE/DEFENSE:                                                         3.18%
--------------------------------------------------------------------------------
     6,125,000   Lockheed Martin Corp.,                                6,271,767
                 6.50%, 04/15/2003
     5,550,000   General Dynamics Corp., Rule                          5,552,331
                 144A, 2.31%, 09/01/2004
                                                                   -------------
Total Aerospace/Defense
(Cost $11,854,877)                                                    11,824,098
                                                                   -------------

================================================================================
BANKING:                                                                   2.59%
--------------------------------------------------------------------------------
     3,300,000   Countrywide Home Loans Inc.                           3,351,493
                 Medium-Term Notes Series J,
                 5.25%, 05/22/2003


================================================================================
Principal Amount          Description                              Market Value
================================================================================
$    5,250,000   Capital One Bank                                  $   5,187,394
                 6.50%, 07/30/2004
     1,055,000   Wachovia Corp.,                                       1,111,530
                 6.80%, 06/01/2005
                                                                   -------------
Total Banking (Cost $9,718,763)                                        9,650,417
                                                                   -------------

================================================================================
BUILDING/REAL ESTATE:                                                      0.98%
--------------------------------------------------------------------------------
     3,600,000   HRPT Properties Trust                                 3,660,916
                 6.75%, 12/18/2002
                                                                   -------------
Total Building/Real Estate (Cost $3,564,950)                           3,660,916
                                                                   -------------

================================================================================
CABLE:                                                                     1.98%
--------------------------------------------------------------------------------
     2,105,000   Tele-Communications Inc.                              2,158,854
                 Senior Notes, 8.25%, 01/15/2003
     5,000,000   Continental Cablevision Inc.                          5,215,680
                 Senior Notes, 8.625%, 08/15/2003
                                                                   -------------

Total Cable (Cost $7,380,656)                                          7,374,534
                                                                   -------------

================================================================================
COMMUNICATIONS:                                                            2.82%
--------------------------------------------------------------------------------
     6,370,000   Verizon Wireless Inc., Rule                           6,353,565
                 144A, 2.39%, 12/17/2003
     4,600,000   WorldCom Inc.,                                        4,141,385
                 6.50%, 05/15/2004
                                                                   -------------

Total Communications (Cost $10,964,080)                               10,494,950
                                                                   -------------

================================================================================
COMMUNICATIONS-MOBILE:                                                     1.53%
--------------------------------------------------------------------------------
     6,025,000   Qwest Corp.,                                          5,688,444
                 7.20%, 11/01/2004
                                                                   -------------
Total Communications-Mobile
(Cost $6,193,113)                                                      5,688,444
                                                                   -------------

================================================================================
ENERGY:                                                                    1.35%
--------------------------------------------------------------------------------
     4,970,000   Apache Corp.,                                         5,029,247
                 9.25%, 06/01/2002
                                                                   -------------

Total Energy (Cost $4,995,527)                                         5,029,247
                                                                   -------------

================================================================================
FINANCIAL:                                                                 5.81%
--------------------------------------------------------------------------------
     2,060,000   Bombadier Capital Inc.                                2,115,917
                 Medium-Term Notes, Yankee
                 Bond, Rule 144A,
                 7.30%, 12/15/2002
     4,550,000   General Motors Acceptance Corp.,                      4,587,592
                 5.75%, 11/10/2003
     3,950,000   Lehman Brothers Holdings, Inc.                        4,100,017
                 6.625%, 04/01/2004
     5,000,000   International Lease Finance Corp.,                    5,088,850
                 Medium-Term Notes,
                 5.50%, 06/07/2004
     5,650,000   Ford Motor Credit Co.,                                5,739,965
                 7.50%, 03/15/2005
                                                                   -------------

Total Financial (Cost $21,537,405)                                    21,632,341
                                                                   -------------

8       Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount          Description                              Market Value
================================================================================
INDUSTRIAL:                                                                1.13%
--------------------------------------------------------------------------------
$    4,200,000   TTX Co., Rule 144A,                               $   4,217,581
                 6.29%, 05/15/2002 (Note A, p. 9)
                                                                   -------------

Total Industrial (Cost $4,201,686)                                     4,217,581
                                                                   -------------

================================================================================
INSURANCE:                                                                 1.39%
--------------------------------------------------------------------------------
     5,000,000   The MONY Group Inc.,                                  5,173,225
                 7.45%, 12/15/2005
                                                                   -------------

Total Insurance (Cost $5,099,843)                                      5,173,225
                                                                   -------------

================================================================================
NON-AIR TRANSPORTATION:                                                    2.18%
--------------------------------------------------------------------------------
     7,860,000   FedEx Corp.,                                          8,118,232
                 6.625%, 02/12/2004
                                                                   -------------

Total Non-Air Transportation (Cost $7,854,176)                         8,118,232
                                                                   -------------

================================================================================
PETROLEUM PRODUCTS:                                                        1.87%
--------------------------------------------------------------------------------
     6,900,000   Amerada Hess Corp.,                                   6,978,377
                 5.30%, 08/15/2004
                                                                   -------------

Total Petroleum Products (Cost $6,893,340)                             6,978,377
                                                                   -------------

================================================================================
PUBLIC UTILITIES-ELECTRIC & GAS:                                           2.63%
--------------------------------------------------------------------------------
     1,695,000   American Electric Power Co., Inc.                     1,689,932
                 Series B, 5.50%, 05/15/2003
     5,000,000   Progress Energy, Inc.                                 5,152,355
                 6.55%, 03/01/2004
     3,000,000   Powergen US Funding LLC                               2,958,771
                 4.50%, 10/15/2004
                                                                   -------------
Total Public Utilities-Electric & Gas
(Cost $9,691,013)                                                      9,801,058
                                                                   -------------

================================================================================
PUBLIC UTILITIES-TELEPHONE:                                                2.53%
--------------------------------------------------------------------------------
     4,590,000   Telecom de Puerto Rico                                4,604,840
                 6.15%, 05/15/2002
     5,000,000   Sprint Capital Corp.,                                 4,798,730
                 5.70%, 11/15/2003
                                                                   -------------
Total Public Utilities-Telephone
(Cost $9,507,254)                                                      9,403,570
                                                                   -------------

================================================================================
RETAIL:                                                                    1.18%
--------------------------------------------------------------------------------
     4,200,000   Federated Department Stores Inc.,                     4,397,429
                 Senior Notes, 8.50%, 06/15/2003
                                                                   -------------

Total Retail (Cost $4,236,853)                                         4,397,429
                                                                   -------------

================================================================================
ASSET-BACKED SECURITIES:                                                   5.81%
--------------------------------------------------------------------------------
     3,700,000   Household Private Label Credit                        3,747,693
                 Card Master Note Trust I
                 Series 2001-2 Class A,
                 4.95%, 06/16/2008


================================================================================
Principal Amount          Description                              Market Value
================================================================================
$    1,840,554   Delta Funding Home Equity Loan                    $   1,865,292
                 Trust 1998-2 Class A3F,
                 6.24%, 05/15/2025
     5,000,000   Bayview Financial Acquisition                         4,987,500
                 Trust Series 2000-D Class M1,
                 Rule 144A, 2.60%, 11/25/2030
       673,503   Ace Securities Corp., Series                            668,452
                 2001-AQ1N Class N, Rule 144A,
                 9.25%, 03/25/2031
     2,225,000   EQCC Trust Series 2002-1 Class                        2,225,000
                 2A, 2.20%, 10/25/2031
     8,000,000   Conseco Finance Series 2001-B                         8,140,000
                 Class 1A3, 5.81%, 06/15/2032
                                                                   -------------
Total Asset-Backed Securities
(Cost $21,448,330)                                                    21,633,937
                                                                   -------------

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $388,132,762)          103.70%            $ 386,140,666
(Note D, below)
Cash and Other Assets, Less Liabilities         (3.70)              (13,767,769)
Net Assets (Equivalent to $12.53               ------             -------------
per share based on 29,708,398
shares of capital stock outstanding)           100.00%            $ 372,372,897
                                               ======             =============

================================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                Contract             Unrealized
Quantity    Description                          Amount             Appreciation
--------------------------------------------------------------------------------
     152    U.S. Treasury                     $15,767,625          $     274,807
            Note 5 Yr. Future
            June 2002
      18    Interest Rate                       1,772,438                 49,932
            Swap 10 Yr. Future
            June 2002
                                                                   -------------

Total Short Futures Contract                                       $     324,739
                                                                   -------------

--------------------------------------------------------------------------------

(A) Represents entire or partial position segregated as collateral for futures transactions.
(B) Explanation of abbreviations:
    I/O-Interest Only
    TBA-To Be Announced
(C) When-issued security.
(D) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,568,455 and gross unrealized depreciation of investments was $ 3,560,551 resulting in net unrealized depreciation of $1,992,096.

See Notes to Financial Statements.


                        Schedule of Investments--Taxable Bond Portfolios       9

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    U.S. Government Short Duration Portfolio
                           March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                    5.40%
--------------------------------------------------------------------------------
Commercial Paper: 5.40%
    $ 3,945,000    Variable Funding Capital Corp.,                  $  3,945,000
                   1.90%, 04/01/2002
      1,490,000    Gotham Funding Corp.,                               1,489,760
                   1.93%, 04/04/2002
                                                                    ------------
Total Short-Term Investments
(Cost $5,434,760)                                                      5,434,760
                                                                    ------------
================================================================================
U.S. TREASURY NOTES:                                                      39.57%
--------------------------------------------------------------------------------
     21,000,000    4.625%, 02/28/2003                                 21,374,010
     10,000,000    4.00%, 04/30/2003                                  10,129,700
      7,000,000    7.25%, 05/15/2004                                   7,491,120
        820,000    4.625%, 05/15/2006                                    816,794
                                                                    ------------
Total U.S. Treasury Notes
(Cost $40,019,717)                                                    39,811,624
                                                                    ------------
================================================================================
U.S. GOVERNMENT AGENCIES:                                                 34.48%
--------------------------------------------------------------------------------
      2,000,000    Federal Home Loan Bank                              2,084,380
                   6.375%, 11/14/2003
     19,425,000    Federal Home Loan Mortgage Corp.,                  19,792,327
                   Debenture, 5.00%, 05/15/2004
      5,575,000    Tennessee Valley Authority                          5,649,493
                   Global Power Bond 2001 Series C,
                   4.75%, 07/15/2004
      9,650,000    Federal Home Loan Bank                              7,157,793
                   4.625%, 04/15/2005
                                                                    ------------
Total U.S. Government Agencies
(Cost $34,333,508)                                                    34,683,993
                                                                    ------------
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS:                                      16.06%
--------------------------------------------------------------------------------
        703,459    Federal National Mortgage                             721,046
                   Association Remic Trust
                   1992-76, 8.00%, 02/25/2007
      1,051,723    Federal National Mortgage                           1,094,938
                   Association Remic Trust
                   1992-18, 7.50%, 03/25/2007
      1,244,843    Federal Home Loan Mortgage Corp.,                   1,262,345
                   Series 1564 Class G,
                   6.25%, 05/15/2007
        615,189    Federal National Mortgage                             629,707
                   Association Remic Trust
                   1992-152 Class L,
                   7.50%, 05/25/2007

================================================================================
Principal Amount                    Description                     Market Value
================================================================================
    $   844,497    Federal Home Loan Mortgage Corp.,                $    860,922
                   Series 1377 Class H,
                   6.00%, 09/15/2007
        724,014    Federal Home Loan Mortgage Corp.,                     746,191
                   Series 1467 Class F,
                   7.00%, 10/15/2007
      1,050,000    Federal Home Loan Mortgage Corp.,                   1,080,188
                   Series 1624 Class KC,
                   6.00%, 06/15/2008
      1,000,000    Federal Home Loan Mortgage Corp.,                   1,023,440
                   6.00%, 05/15/2009
      1,000,000    Federal Home Loan Mortgage Corp.,                   1,026,880
                   Series 2124 Class PB,
                   6.00%, 02/15/2010
        353,783    Federal Home Loan Mortgage Corp.,                     362,737
                   Series 2006 Class K,
                   6.50%, 05/15/2012
        497,407    Federal National Mortgage                             498,108
                   Association Remic Trust
                   1998-12 Class PD,
                   5.50%, 07/18/2019
      1,000,000    Federal National Mortgage                           1,021,560
                   Association Remic Trust
                   1999-27 Class CB,
                   6.00%, 07/25/2019
      1,000,000    Federal National Mortgage                           1,023,490
                   Association Remic Trust
                   1993-79 Class PH,
                   6.50%, 08/25/2020
      1,766,808    Federal Home Loan Mortgage Corp.,                   1,777,303
                   Series 1686 Class PH,
                   5.00%, 05/15/2021
        974,122    Federal National Mortgage                           1,024,961
                   Association Series 2002-T1
                   7.50%, 11/25/2031
        914,291    Federal National Mortgage                             962,008
                   Association Series 2002-T10
                   7.50%, 12/25/2041
        988,950    Federal National Mortgage                           1,040,564
                   Association Series 2002-T4,
                   7.50%, 12/25/2041
                                                                    ------------
Total Collateralized Mortgage Obligations
(Cost $16,111,231)                                                    16,156,388
                                                                    ------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                    6.78%
--------------------------------------------------------------------------------
      1,575,962    Federal National Mortgage                           1,643,414
                   Association Pool #190708,
                   7.00%, 03/01/2009
      5,000,000    Federal National Mortgage                           5,176,550
                   Association Pool TBA,
                   7.50%, 04/25/2032
                   (Notes A & B, p. 11)
                                                                    ------------
Total Mortgage Pass-Throughs
(Cost $6,817,334)                                                      6,819,964
                                                                    ------------

*See Note 1, page 30 in Notes to Financial Statements.

10  Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount                    Description                     Market Value
================================================================================
ASSET-BACKED SECURITY:                                                     1.01%
--------------------------------------------------------------------------------
    $ 1,000,000    Conseco Finance Series 2001-B                    $  1,017,500
                   Class IA3, 5.81%, 06/15/2032
                                                                    ------------
Total Asset-Backed Security
(Cost $999,987)                                                        1,017,500
                                                                    ------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $103,716,537)         103.30%               $103,924,229
(Note C, below)
Cash and Other Assets, Less Liabilities        (3.30)                (3,323,065)
                                              -------               ------------
Net Assets (Equivalent to $12.85
per share based on 7,830,116
shares of capital stock outstanding)          100.00%               $100,601,164
                                              =======               ============
--------------------------------------------------------------------------------
(A) Explanation of abbreviation:
    TBA-To Be Announced
(B) When-issued security.
(C) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $471,209 and gross unrealized depreciation of investments was $263,517 resulting in net unrealized appreciation of $207,692.

*See Notes to Financial Statements.

                            Schedule of Investments--Taxable Bond Portfolios  11

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

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

Sanford C. Bernstein Fund, Inc.

                        -------------------------------
                        SANFORD C. BERNSTEIN FUND, INC.
                        -------------------------------

--------------------------------------------------------------------------------

                                SEMIANNUAL REPORT
                                 MARCH 31, 2002

--------------------------------------------------------------------------------

Schedule of Investments
Municipal Bond
Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Diversified Municipal
--------------------------------------------------------------------------------
California Municipal
--------------------------------------------------------------------------------
New York Municipal
--------------------------------------------------------------------------------
Short Duration Diversified Municipal
--------------------------------------------------------------------------------
Short Duration California Municipal
--------------------------------------------------------------------------------
Short Duration New York Municipal

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         Diversified Municipal Portfolio
                           March 31, 2002 (Unaudited)
================================================================================
Principal Amount  Description                                      Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     4.95%
--------------------------------------------------------------------------------
Tax-Exempt Variable-Rate Demand Notes: 4.95%

$   2,100,000    Louisiana State Offshore                            $ 2,100,000
                 Terminal Authority, Deepwater
                 Port Revenue, Refunding Loop
                 Inc. 1st Stage, Daily Floater,
                 Putable Daily,
                 1.40%, 09/01/2006
    1,400,000    Salt Lake County, Utah                                1,400,000
                 Pollution Control Revenue,
                 Refunding Service Station
                 Holdings Project, Daily
                 Floater, Putable Daily,
                 1.50%, 02/01/2008
    1,400,000    California Infrastructure &                           1,400,000
                 Economic Development Bank
                 Revenue, Independent Systems
                 Operating Corp. Project
                 C, 2.20%, 04/01/2009
   10,500,000    Michigan State Strategic Fund                        10,500,000
                 Limited Obligation Revenue,
                 Dow Chemical Co. Project,
                 Daily Floater, Putable Daily,
                 1.60%, 12/01/2014
    2,000,000    Wisconsin State Health &                              2,000,000
                 Educational Facilities
                 Authority Revenue, Gundersen
                 Lutheran Series A, Daily
                 Floater, Putable Daily,
                 1.45%, 12/01/2015
    7,230,000    East Baton Rouge Parish,                              7,230,000
                 Louisiana Pollution Control
                 Revenue, Exxon Project, Daily
                 Floater, Putable Daily,
                 1.45%, 03/01/2022
    3,300,000    Columbia Industrial, Alabama                          3,300,000
                 Development Board, Pollution
                 Control Revenue, Refunding
                 Alabama Power Co. Project
                 Series A, Daily Floater,
                 Putable Daily,
                 1.50%, 05/01/2022
    1,500,000    Martin County, Florida Pollution                      1,500,000
                 Control Revenue, Refunding
                 Florida Power & Light Co.
                 Project, Daily Floater,
                 Putable Daily,
                 1.80%, 07/15/2022

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,400,000    Monroe County Development                            $1,400,000
                 Authority, Georgia Pollution Control
                 Revenue, Georgia Power Co.
                 Scherer 1st Series, Daily
                 Floater, Putable Daily,
                 1.50%, 07/01/2025
    4,300,000    Montrose, Minnesota Industrial                        4,300,000
                 Development Revenue, Lyman
                 Lumber Co. Project, Daily
                 Floater, Putable Daily,
                 1.60%, 05/01/2026
    5,700,000    Harris County Health                                  5,700,000
                 Facilities Development Corp.,
                 Texas Revenue, Children's
                 Hospital Series B-1, MBIA,
                 Daily Floater, Putable Daily,
                 1.50%, 10/01/2029
    3,200,000    Michigan State, Strategic Fund                        3,200,000
                 Limited Obligation Revenue,
                 Dow Chemical Co. Project,
                 Daily Floater, Putable Daily,
                 1.80%, 12/01/2030
    6,300,000    Northern Michigan University                          6,300,000
                 Revenues, FGIC-SPI, Daily
                 Floater, Putable Daily,
                 1.45%, 06/01/2031
    6,000,000    Denver, Health & Hospital                             6,000,000
                 Authority, Colorado Healthcare
                 Revenue Series B, Daily
                 Floater, Putable Daily,
                 1.45%, 12/01/2031
    7,000,000    Stevenson, Industrial                                 7,000,000
                 Development Board, Alabama
                 Environmental Improvement
                 Revenue, Refunding Mead Corp.
                 Project Series A, Daily
                 Floater, Putable Daily,
                 1.55%, 10/01/2035
    9,150,000    Clark County, Nevada, Airport                         9,150,000
                 Revenue, Subordinated Lien
                 Series A, FGIC, Daily Floater,
                 Putable Daily,
                 1.07%, 07/01/2036
    4,000,000    Gulf Coast Waste Disposal                             4,000,000
                 Authority, Texas
                 Environmental Facilities
                 Revenue, BP Products North
                 America Project, Daily
                 Floater, Putable Daily,
                 1.60%, 07/01/2036
                                                                     -----------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $76,480,000)                                                    76,480,000
                                                                     -----------

*See Note 1, page 30 in Notes to Financial Statements.


                          Schedule of Investments--Municipal Bond Portfolios   1

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
PREREFUNDED/ESCROWED:                                                      9.43%
--------------------------------------------------------------------------------
$   1,280,000    New York City Municipal                              $1,304,653
                 Finance Authority, Water &
                 Sewer System Revenue Series B,
                 6.375%, 06/15/2022
                 Prerefunded 06/15/2002 @ 101
    2,475,000    Massachusetts Municipal                               2,503,388
                 Wholesale Electric Co., Power
                 Supply System Revenue Series B,
                 6.50%, 07/01/2002
                 Escrowed to Maturity
    2,200,000    Jefferson County, Hospital                            2,320,186
                 Revenue, Kentucky Prerefunded
                 Registered Linked Aces &
                 Inverse Floaters Alliant
                 Health Systems Project, MBIA,
                 6.44%, 10/01/2014
                 Prerefunded 10/01/2002 @ 102
    8,485,000    Denver City & County, Colorado                        8,926,220
                 Airport Revenue Series A,
                 7.25%, 11/15/2025
                 Prerefunded 11/15/2002 @ 102
      505,000    Austin, Texas Utility System                            527,048
                 Revenue, MBIA,
                 9.25%, 11/15/2002
                 Escrowed to Maturity
    3,000,000    Lower Colorado River                                  3,131,040
                 Authority, Texas Revenue,
                 Fifth Supply Series, FSA,
                 5.40%, 01/01/2007
                 Prerefunded 01/01/2003 @ 102
    1,900,000    Lower Colorado River                                  1,984,379
                 Authority, Texas Revenue,
                 Fifth Supply Series, FSA,
                 5.50%, 01/01/2008
                 Prerefunded 01/01/2003 @ 102
    4,700,000    Chicago, Illinois, Emergency                          4,911,218
                 Telephone System, FGIC,
                 5.625%, 01/01/2023
                 Prerefunded 01/01/2003 @ 102
    3,970,000    Nebraska Public Power District                        4,165,125
                 Revenue, Power Supply System,
                 MBIA, 6.125%, 01/01/2015
                 Prerefunded 01/01/2003 @ 102
    4,970,000    Connecticut State Series A,                           5,235,796
                 5.70%, 03/15/2011
                 Prerefunded 03/15/2003 @ 102
      375,000    Metropolitan Pier & Exposition                          390,282
                 Authority, Illinois, Dedicated
                 State Tax Revenue Series A,
                 5.90%, 06/15/2003
                 Escrowed to Maturity
      375,000    Metropolitan Pier & Exposition                          390,281
                 Authority, Illinois, Dedicated
                 State Tax Revenue, McCormick Place
                 Series A, 5.90%, 06/15/2003
                 Escrowed to Maturity

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,060,000    Metropolitan Pier & Exposition                       $1,131,264
                 Authority, Illinois, Dedicated
                 State Tax Revenue, FGIC,
                 6.50%, 06/15/2007
                 Prerefunded 06/15/2003 @ 102
    3,255,000    Phoenix Civic Improvement                             3,465,403
                 Corporation, Arizona
                 Wastewater Systems Lease
                 Revenue, 6.125%, 07/01/2014
                 Prerefunded 07/01/2003 @ 102
    1,650,000    Phoenix Civic Improvement                             1,756,656
                 Corporation, Arizona
                 Wastewater Systems Lease
                 Revenue, 6.125%, 07/01/2023
                 Prerefunded 07/01/2003 @ 102
    2,845,000    St. Louis Regional Convention                         3,055,616
                 and Sports Complex Authority,
                 Missouri Series C,
                 7.90%, 08/15/2021
                 Prerefunded 08/01/2003 @ 100
    1,400,000    Missouri State Regional                               1,483,062
                 Convention and Sports Complex
                 Authority Series A,
                 6.80%, 08/15/2011
                 Prerefunded 08/15/2003 @ 100
    2,375,000    Missouri State Regional                               2,519,091
                 Convention and Sports Complex
                 Authority Series A,
                 6.90%, 08/15/2021
                 Prerefunded 08/15/2003 @ 100
    1,130,000    St. Louis Regional Convention                         1,200,060
                 and Sports Complex Authority,
                 Missouri Series B,
                 7.00%, 08/15/2011
                 Prerefunded 08/15/2003 @ 100
      945,000    Grapevine-Colleyville                                 1,009,638
                 Independent School District,
                 Texas Series A, AMBAC,
                 7.50%, 08/15/2003
                 Escrowed to Maturity
    1,200,000    Jacksonville Electric                                 1,250,556
                 Authority Revenue Series 3B,
                 5.40%, 10/01/2009
                 Prerefunded 10/01/03
    1,225,000    Montgomery County, Ohio                               1,276,793
                 Hospital Revenue, Grandview
                 Hospital & Medical Center,
                 5.25%, 12/01/2003
                 Escrowed to Maturity
    3,000,000    Chicago, Illinois, MBIA,                              3,176,460
                 6.50%, 01/01/2004
                 Escrowed to Maturity
    8,150,000    District of Columbia Series B,                        8,817,566
                 6.00%, 06/01/2007
                 Prerefunded 06/01/2004 @ 102


2    Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   3,875,000    Regional Transportation                              $4,188,139
                 Authority, Illinois Series A,
                 AMBAC, 6.00%, 06/01/2008
                 Prerefunded 06/01/2004 @ 102
      700,000    Metropolitan Pier & Exposition                          752,871
                 Authority, Illinois, Dedicated
                 State Tax Revenue, McCormick
                 Place Series A, 5.70%, 06/15/2005
                 Prerefunded 06/15/2004 @ 102
    1,620,000    Harris County, Texas Senior                           1,775,698
                 Lien Toll Road Series A, MBIA,
                 6.375%, 08/15/2024
                 Prerefunded 08/15/2004 @ 102
    4,585,000    Texas Public Finance Authority                        4,873,351
                 Series A, 5.75%, 10/01/2009
                 Prerefunded 10/01/2004 @ 100
    2,320,000    Texas Public Finance Authority                        2,465,905
                 Series A, 5.75%, 10/01/2011
                 Prerefunded 10/01/2004 @ 100
    1,525,000    Cumberland County Municipal                           1,689,349
                 Authority, Pennsylvania
                 Revenue, 1st Mortgage Carlisle
                 Hospital & Health,
                 6.80%, 11/15/2023
                 Prerefunded 11/15/2004 @ 102
    6,300,000    Cleveland, Ohio Public Power                          7,027,209
                 System Revenue, First Mortgage
                 Series A, MBIA,
                 7.00%, 11/15/2024
                 Prerefunded 11/15/2004 @ 102
    2,330,000    Fulton County Building                                2,651,167
                 Authority, Georgia Series A,
                 8.75%, 01/01/2005
                 Escrowed to Maturity
    1,530,000    New York City Series I,                               1,682,954
                 5.875%, 03/15/2013
                 Prerefunded 03/15/2006 @ 101.50
    1,035,000    Massachusetts Consolidated                            1,115,906
                 Loans Series B, FGIC,
                 5.50%, 06/01/2012
                 Prerefunded 06/01/2006 @ 101
    2,145,000    Nebraska Public Power District                        2,248,732
                 Revenue, Power Supply Systems
                 Series C, 4.75%, 01/01/2007
                 Escrowed to Maturity
    4,775,000    Chicago, Illinois, Emergency                          5,070,811
                 Telephone System, FGIC,
                 5.50%, 01/01/2007
                 Escrowed to Maturity
    1,000,000    Illinois Educational                                  1,122,680
                 Facilities Authority Revenue,
                 Loyola University, Chicago
                 Series A, 7.00%, 07/01/2007
                 Escrowed to Maturity
       10,000    Connecticut State,                                       10,726
                 5.50%, 12/01/2007
                 Escrowed to Maturity

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   3,495,000    Ohio State Public Facilities                         $3,681,284
                 Commission, Higher Education
                 Capital Facilities Series A,
                 AMBAC, 5.25%, 05/01/2009
                 Escrowed to Maturity
      160,000    District of Columbia                                    171,920
                 Prerefunded 2001 Series B,
                 FSA, 5.50%, 06/01/2009
                 Escrowed to Maturity
      235,000    Palm Beach County Solid Waste                           261,000
                 Authority, Florida Revenue
                 Series A, AMBAC,
                 6.00%, 10/01/2009
                 Escrowed to Maturity
    1,145,000    Montgomery County, Ohio                               1,205,777
                 Hospital Revenue, Grandview
                 Hospital & Medical Center,
                 5.40%, 12/01/2009
                 Escrowed to Maturity
    2,100,000    Montgomery County, Ohio                               2,251,536
                 Hospital Revenue, Grandview
                 Hospital & Medical Center,
                 5.50%, 12/01/2010
                 Prerefunded 12/01/2009 @ 100
    1,000,000    Montgomery County, Ohio                               1,078,610
                 Hospital Revenue, Grandview
                 Hospital & Medical Center,
                 5.60%, 12/01/2011
                 Prerefunded 12/01/2009 @ 100
    2,755,000    Tarrant County Health                                 2,857,844
                 Facilities Development Corp.,
                 Texas, Harris Methodist Health
                 System Series A,
                 5.125%, 09/01/2012
                 Escrowed to Maturity
    4,100,000    North Carolina Municipal Power                        4,384,253
                 Agency No. 1, Catawba Electric
                 Revenue, 5.50%, 01/01/2013
                 Escrowed to Maturity
    2,045,000    Retama Development Corp.,                             2,770,320
                 Texas, Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2013
                 Escrowed to Maturity
      150,000    Florida State Board of                                  202,770
                 Education Capital Outlay,
                 9.125%, 06/01/2014
                 Escrowed to Maturity
      950,000    Massachusetts, Water Pollution                          998,403
                 Abatement Series B,
                 5.25%, 08/01/2014
                 Escrowed to Maturity
    3,860,000    Retama Development Corp.,                             5,277,778
                 Texas, Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2014
                 Escrowed to Maturity


                          Schedule of Investments--Municipal Bond Portfolios   3

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,125,000    Retama Development Corp.,                            $1,538,213
                 Texas, Special Facilities
                 Revenue, Retama Racetrack,
                 8.75%, 12/15/2018
                 Escrowed to Maturity
    1,000,000    Bell County Health Facilities                         1,137,770
                 Development Corp., Texas,
                 Lutheran General Health Care
                 System, 6.50%, 07/01/2019
                 Escrowed to Maturity
    4,940,000    Rhode Island Depositors                               5,282,540
                 Economic Protection Corp.
                 Series A, FSA,
                 5.75%, 08/01/2019
                 Escrowed to Maturity
    1,500,000    Rhode Island Depositors                               1,559,865
                 Economic Protection Corp.
                 Series A, FSA,
                 5.50%, 08/01/2020
                 Escrowed to Maturity
    1,605,000    North Carolina Eastern                                1,772,690
                 Municipal Power Agency, Power
                 System Revenue Series A,
                 6.00%, 01/01/2026
                 Prerefunded 01/01/2022 @ 100
    5,780,000    Rhode Island Depositors                               6,657,288
                 Economic Protection Corp.
                 Series A, 6.375%, 08/01/2022
                 Escrowed to Maturity
                                                                     -----------

Total Prerefunded/Escrowed (Cost $138,105,498)                       145,697,140
                                                                     -----------
================================================================================
INFLATION ADJUSTED:                                                        1.75%
--------------------------------------------------------------------------------
    1,000,000    Orlando, Florida Waste Water                          1,005,120
                 System Revenue Series A,
                 Variable Rate CPI Bond, MBIA,
                 5.02%, 10/01/2002
    1,560,000    Orlando, Florida Waste Water                          1,580,467
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 1.17%, 10/01/2003
    1,900,000    Orlando, Florida Waste Water                          1,926,448
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 1.19%, 10/01/2004
    2,050,000    Orlando, Florida Waste Water                          2,075,748
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 1.21%, 10/01/2005
    2,165,000    Orlando, Florida Waste Water                          2,186,433
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 1.23%, 10/01/2006
    1,790,000    Orlando, Florida Waste Water                          1,791,790
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 1.25%, 10/01/2007

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   5,965,000    Orlando, Florida Waste Water                         $5,970,965
                 System Revenue Series A,
                 Variable Rate CPI Bond,
                 Mandatory Put 10/01/2007,
                 1.25%, 10/01/2015
    5,685,000    Illinois Development Finance                          5,691,538
                 Authority, Adventist Health
                 System Series B, Variable Rate
                 CPI Bond, MBIA,
                 2.10%, 01/01/2019
    4,750,000    Delaware Valley Regional                              4,842,530
                 Finance Authority,
                 Pennsylvania Local Government
                 Revenue Series A, Variable
                 Rate CPI Bond, AMBAC,
                 Mandatory Put 07/01/2007,
                 1.88%, 07/01/2027
                                                                     -----------
Total Inflation Adjusted
(Cost $25,814,894)                                                    27,071,039
                                                                     -----------
================================================================================
INSURED:                                                                 32.22%
--------------------------------------------------------------------------------
      595,000    Austin, Texas Utility System                            621,281
                 Revenue, MBIA,
                 9.25%, 11/15/2002
    4,295,000    Nassau County, New York Series                        4,390,005
                 C, FSA, 5.125%, 01/01/2003
    1,800,000    Chicago, Illinois O'Hare                              1,839,438
                 International Airport Revenue
                 Series A, MBIA,
                 5.25%, 01/01/2003
    2,860,000    Pike Township School Building                         2,911,852
                 Corp., Indiana Refunding First
                 Mortgage, FGIC,
                 4.50%, 01/15/2003
   12,095,000    New Jersey State Transit                             12,115,561
                 Corp., Capital Grant
                 Anticipation Notes Series A,
                 AMBAC, 5.00%, 02/01/2003
    3,200,000    Chicago Public Building                               3,272,800
                 Commission, Illinois Revenue
                 Series C, FGIC,
                 5.125%, 02/01/2003
    1,525,000    Carroll Independent School                            1,561,676
                 District, Texas Series A, PSF
                 Guaranteed, 5.00%, 02/15/2003
    2,160,000    Plano Independent School                              2,230,395
                 District, Texas, PSF Guaranteed,
                 6.00%, 02/15/2003
    1,625,000    Hawaii State Series CN, FGIC,                         1,682,509
                 6.25%, 03/01/2003
    3,100,000    Illinois State Series A, FSA,                         3,185,436
                 5.00%, 04/01/2003
    3,000,000    New York State Thruway                                3,112,740
                 Authority, Highway & Bridge
                 Trust Fund Series B, AMBAC,
                 6.00%, 04/01/2003


4 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,640,000    Blair County Convention and                          $2,723,134
                 Sports Facilities Authority,
                 Pennsylvania Revenue, FSA,
                 5.40%, 05/01/2003
    1,215,000    Walled Lake Consolidated                              1,261,364
                 School District, Michigan,
                 MBIA, 6.00%, 05/01/2003
    3,000,000    Reedy Creek Improvement                               3,089,040
                 District, Florida Refunding
                 Series A, AMBAC,
                 5.00%, 06/01/2003
    1,000,000    New Jersey State                                      1,042,660
                 Transportation Trust Fund
                 Authority Series A, AMBAC,
                 6.00%, 06/15/2003
    4,290,000    Phoenix Civic Improvement                             4,433,500
                 Corp., Arizona Municipal
                 Facilities Excise Tax Revenue,
                 FGIC, 5.25%, 07/01/2003
    2,400,000    Pima County, Arizona, FGIC,                           2,480,280
                 5.25%, 07/01/2003
   12,710,000    Rockdale County Water & Sewer                        13,131,972
                 Authority, Georgia Revenue
                 Series B, MBIA,
                 5.25%, 07/01/2003
    3,000,000    Kentucky State Property &                             3,095,250
                 Buildings Commission Refunding
                 Project Number 69 Series B,
                 FSA, 5.00%, 08/01/2003
    2,500,000    Kentucky State Property &                             2,579,375
                 Buildings Commission Refunding
                 Project Number 69 Series C,
                 FSA, 5.00%, 08/01/2003
    7,345,000    New York City Series A-1,                             7,707,108
                 AMBAC,
                 6.25%, 08/01/2003
    2,620,000    Lewisville, Independent School                        2,740,546
                 District, Texas, PSF
                 Guaranteed,
                 6.00%, 08/15/2003
    3,005,000    New Haven, Connecticut Series                         3,158,916
                 B, FSA, 5.75%, 11/01/2003
    4,500,000    Metropolitan Football Stadium                         4,248,090
                 District, Colorado Sales Tax
                 Revenue, Series B, MBIA,
                 0.00%, 01/01/2004
    2,300,000    Du Page County, Illinois                              2,383,628
                 Transportation Revenue, FSA,
                 5.25%, 01/01/2004
    2,870,000    Clark County Public Utility                           3,015,624
                 District No. 1, Washington
                 Generating System Revenue,
                 FGIC, 6.00%, 01/01/2004
    1,000,000    Pennsylvania State First                              1,038,740
                 Series, MBIA,
                 5.25%, 01/15/2004

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   3,130,000    Plano Independent School                             $3,297,330
                 District, Texas, PSF Guaranteed,
                 6.00%, 02/15/2004
    3,590,000    Kansas City, Missouri                                 3,701,972
                 Passenger Facility Charge
                 Revenue, AMBAC,
                 5.00%, 04/01/2004
    3,190,000    Illinois State MBIA,                                  3,343,918
                 5.50%, 04/01/2004
      405,000    Niagara Frontier Authority,                             405,000
                 New York Airport Revenue,
                 Greater Buffalo International
                 Airport, AMBAC, AMT,
                 5.75%, 04/01/2004
    1,425,000    Louisiana State Series B, FSA,                        1,495,324
                 5.50%, 04/15/2004
    2,410,000    Louisville and Jefferson                              2,698,477
                 County Metropolitan Sewer
                 District, Kentucky Sewer and
                 Drainage Systems Revenue
                 Series A, FGIC,
                 9.00%, 05/15/2004
    2,260,000    Pennsylvania Economic                                 2,300,364
                 Development Financing Authority
                 Revenue, Northwestern
                 Human Services Series A, ACA,
                 4.60%, 06/01/2004
    1,000,000    District of Columbia Series B-3,                      1,044,170
                 MBIA, 5.20%, 06/01/2004
    1,000,000    Port of Portland, Oregon                              1,023,750
                 Airport Revenue, AMT Refunding
                 International Airport 15B,
                 FGIC, 4.50%, 07/01/2004
    3,770,000    New Jersey State                                      3,971,506
                 Transportation Trust Fund
                 Authority Series A, FSA,
                 5.50%, 06/15/2004
    2,800,000    Florida State Board of                                2,924,264
                 Education Lottery Revenue, FGIC,
                 Series B, 5.00%, 07/01/2004
    1,700,000    Louisville and Jefferson                              1,762,696
                 County Kentucky Regional
                 Airport Authority, Airport
                 Systems Revenue Series A,
                 FSA, 5.00%, 07/01/2004
    1,265,000    Rhode Island State Economic                           1,318,282
                 Development Corp. Revenue,
                 Providence Place Mall Senior
                 Note Obligation, Asset Guaranty,
                 Radian, 5.45%, 07/01/2004
    2,750,000    Maricopa County Unified School                        2,914,670
                 District No. 69, Arizona,
                 Paradise Valley Project of
                 1999 Series A, MBIA,
                 5.75%, 07/01/2004


                            Schedule of Investments--Municipal Bond Portfolios 5

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   4,030,000    Regional Transportation                              $4,260,516
                 Authority, Illinois, MBIA,
                 5.75%, 07/01/2004
    2,000,000    Kentucky State Property &                             2,088,740
                 Buildings Commission Refunding
                 Project Number 69 Series C, FSA,
                 5.00%, 08/01/2004
    1,065,000    Bethlehem Area School                                 1,101,114
                 District, Pennsylvania, FGIC,
                 4.50%, 09/01/2004
    2,945,000    Pittsburgh, School District,                          3,112,836
                 Pennsylvania Series A, AMBAC,
                 5.50%, 09/01/2004
    2,430,000    Tampa, Florida Utility Tax &                          2,607,584
                 Special Revenue Refunding,
                 AMBAC, 6.00%, 10/01/2004
    7,715,000    New Jersey State Turnpike                             8,077,296
                 Authority Revenue Series A, MBIA,
                 5.25%, 01/01/2005
    1,000,000    Chicago, Public Building                              1,048,090
                 Commission, Revenue Illinois
                 Series C, FGIC,
                 5.375%, 02/01/2005
    8,870,000    New York City Series E, AMBAC,                        9,609,492
                 6.50%, 02/15/2005
    3,340,000    Hawaii State Series CS, MBIA,                         3,505,764
                 5.25%, 04/01/2005
      800,000    Metropolitan Pier & Exposition                          850,328
                 Authority, Illinois, Dedicated
                 State Tax Revenue, McCormick
                 Place Series A, MBIA,
                 5.70%, 06/15/2005
    1,815,000    New Jersey State                                      1,951,706
                 Transportation Trust Fund
                 Authority, Transportation
                 System Series B, MBIA,
                 6.00%, 06/15/2005
    1,725,000    Washington Public Power Supply                        1,850,597
                 System Revenue, Nuclear
                 Project No. 1 Series A, AMBAC,
                 6.00%, 07/01/2005
    2,395,000    Hawaii State Airports Systems                         2,547,490
                 Revenue Series B, FGIC,
                 6.125%, 07/01/2005
    1,640,000    New York State Dormitory                              1,784,435
                 Authority Revenue, City
                 University System Consolidated
                 Series C, AMBAC,
                 6.25%, 07/01/2005
    2,385,000    Johnston County, North                                2,409,041
                 Carolina Public Improvement, FSA,
                 4.00%, 03/01/2006
    1,000,000    Utah State Board of Regents,                          1,071,030
                 Student Loan Revenue Series J,
                 AMBAC, AMT,
                 6.00%, 05/01/2006

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,340,000    Arlington, Texas Waterworks &                        $1,451,327
                 Sewer Revenue, AMBAC,
                 6.00%, 06/01/2006
    2,095,000    Virginia Port Authority                               2,266,266
                 Facilities Revenue, MBIA, AMT,
                 6.00%, 07/01/2006
    2,200,000    Clark County Public Utility                           2,329,470
                 District No. 1, Washington
                 Electric Revenue, AMBAC,
                 5.50%, 01/01/2007
    4,485,000    Cleveland, Ohio Waterworks                            4,758,899
                 Revenue Series G, MBIA,
                 5.50%, 01/01/2007
    6,110,000    Chicago, Illinois O'Hare                              6,494,441
                 International Airport Revenue,
                 Second Lien-Series A, AMBAC,
                 6.00%, 01/01/2007
    1,000,000    Prince Georges County,                                1,088,520
                 Maryland Consolidated Public
                 Improvement Series A, MBIA,
                 6.00%, 03/15/2007
    2,000,000    Walled Lake Consolidated                              2,175,400
                 School District, Michigan, MBIA,
                 6.00%, 05/01/2007
    1,715,000    Northeast Hospital Authority,                         1,834,536
                 Texas, Northeast Medical
                 Center Hospital Revenue, FSA,
                 5.75%, 05/15/2007
    2,525,000    Philadelphia, Pennsylvania                            2,720,485
                 Airport Revenue Series A, FGIC,
                 6.00%, 06/15/2007
    1,200,000    Philadelphia, Pennsylvania                            1,287,132
                 Airport Revenue Series B,
                 FGIC, AMT,
                 6.00%, 06/15/2007
    1,105,000    Delaware Transportation                               1,200,373
                 Authority System Revenue,
                 AMBAC, 6.00%, 07/01/2007
    2,030,000    MTA, New York Commuter                                2,224,230
                 Facilities Revenue Series C-1, FGIC,
                 6.00%, 07/01/2007
    2,775,000    Washington Public Power Supply                        3,005,020
                 System Revenue, Nuclear
                 Project No. 1 Series A, AMBAC,
                 6.00%, 07/01/2007
    1,000,000    Cook County, Illinois, MBIA,                          1,141,360
                 7.25%, 11/01/2007
    2,115,000    Connecticut State Resource                            2,288,388
                 Recovery Authority,
                 Mid-Connecticut System Series A,
                 MBIA, 5.75%, 11/15/2007
    1,400,000    Massachusetts Consolidated                            1,476,230
                 Loans Series A, MBIA,
                 5.00%, 01/01/2008


6 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,270,000    Clark County Public Utility                          $2,415,507
                 District No. 1, Washington
                 Electric Revenue, AMBAC,
                 5.50%, 01/01/2008
    1,465,000    Sangamon County School                                1,544,022
                 District No. 186, Illinois, FGIC,
                 5.55%, 01/01/2008
    1,000,000    Berkley City School District,                         1,137,140
                 Michigan, FGIC,
                 7.00%, 01/01/2008
    1,000,000    Memphis-Shelby County Airport                         1,074,930
                 Authority, Tennessee Revenue
                 Series A, MBIA, AMT,
                 6.00%, 02/15/2008
    1,875,000    Port of Port Arthur Navigation                        2,048,944
                 District, Texas, AMBAC,
                 6.00%, 03/01/2008
    1,095,000    Haverhill, Massachusetts, FGIC,                       1,194,426
                 6.00%, 06/15/2008
    2,000,000    Intermountain Power Agency,                           2,249,084
                 Utah Power Supply Revenue
                 Series A, AMBAC,
                 6.50%, 07/01/2008
    4,140,000    Metropolitan Washington                               4,391,257
                 Airport Authority, District of
                 Columbia Revenue Series A,
                 MBIA, AMT, 5.80%, 10/01/2008
    1,265,000    Emerald Peoples Utility                               1,487,121
                 District, Oregon, FGIC,
                 7.35%, 11/01/2008
    2,750,000    Indianapolis, Indiana Resource                        3,050,767
                 Recovery Revenue, Ogden Martin
                 System Inc. Project, AMBAC,
                 6.75%, 12/01/2008
    5,000,000    Clark County Public Utility                           5,251,300
                 District No. 1, Washington
                 Electric Revenue, AMBAC,
                 5.25%, 01/01/2009
    1,675,000    Chicago, Illinois O'Hare                              1,777,510
                 International Airport Revenue,
                 Second Lien-Series C, MBIA,
                 5.75%, 01/01/2009
    2,070,000    North Carolina Eastern                                2,192,026
                 Municipal Power Agency, Power
                 System Revenue Series B, ACA,
                 6.125%, 01/01/2009
    1,000,000    Middlesex County Utilities                            1,049,800
                 Authority, New Jersey Sewer
                 Revenue Series A, FGIC,
                 5.15%, 03/15/2009
    2,100,000    District of Columbia                                  2,236,458
                 2001 Series B, FSA,
                 5.50%, 06/01/2009
    1,780,000    Massachusetts Port Authority                          1,867,558
                 Revenue Series B, FSA,
                 5.50%, 07/01/2009

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,530,000    Texas Municipal Power Agency                         $1,613,400
                 Revenue, MBIA,
                 5.25%, 09/01/2009
    1,000,000    Anchorage, Alaska, FGIC,                              1,100,540
                 6.00%, 10/01/2009
    6,410,000    Metropolitan Washington                               6,782,934
                 Airport Authority, District of
                 Columbia Revenue, Virginia
                 General Airport Series A, MBIA,
                 5.90%, 10/01/2009
    4,070,000    Palm Beach County Solid Waste                         4,449,324
                 Authority, Florida Revenue
                 Series A, AMBAC,
                 6.00%, 10/01/2009
    1,370,000    Indiana Transportation Finance                        1,505,274
                 Authority, Airport Facilities
                 Lease Revenue Series A, AMBAC,
                 6.00%, 11/01/2009
    5,000,000    Connecticut State Resource                            5,315,650
                 Recovery Authority Series A, MBIA,
                 5.375%, 11/15/2009
    1,000,000    Providence Public Building                            1,053,810
                 Authority, Rhode Island Series
                 A, FSA, 5.10%, 12/15/2009
    1,890,000    Chicago, Illinois O'Hare                              1,910,412
                 International Airport Revenue,
                 Second Lien-Series C, MBIA,
                 5.00%, 01/01/2010
    1,000,000    Memphis-Shelby County Airport                         1,090,590
                 Authority, Tennessee Revenue
                 Series A, MBIA, AMT,
                 6.25%, 02/15/2010
    1,065,000    Detroit City School District,                         1,203,258
                 Michigan Series A, AMBAC,
                 6.50%, 05/01/2010
    2,510,000    Detroit, Michigan Sewage                              2,764,916
                 Disposal Revenue Series B, MBIA,
                 6.00%, 07/01/2010
    3,000,000    Houston, Texas, Hotel                                 3,205,860
                 Occupancy Tax & Special
                 Revenue, Refunding Convention
                 & Entertainment Series A, AMBAC,
                 5.50%, 09/01/2010
    1,500,000    Brownsville, Texas Utilities                          1,680,945
                 System Revenue, AMBAC,
                 6.25%, 09/01/2010
    2,065,000    Broward County, Florida                               2,137,936
                 Airport System Revenue Series E,
                 MBIA, AMT, 5.25%, 10/01/2010
    4,565,000    Metropolitan Washington Airport                       4,821,690
                 Authority, District of Columbia
                 Revenue, Virginia General Airport
                 Series A, MBIA, 5.90%, 10/01/2010
    5,000,000    Connecticut State Resource                            5,291,700
                 Recovery Authority Series A,
                 MBIA, 5.375%, 11/15/2010


                            Schedule of Investments--Municipal Bond Portfolios 7

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,000,000    Amarillo Junior College                              $1,018,730
                 District, Texas, FGIC,
                 5.125%, 02/15/2011
    2,000,000    Louisiana State Office                                2,114,080
                 Facilities Corp., Lease
                 Revenue, Capitol Complex
                 Program Series A, MBIA,
                 5.50%, 03/01/2011
    1,915,000    Philadelphia Parking                                  2,037,024
                 Authority, Pennsylvania Revenue,
                 FSA, 5.50%, 09/01/2011
    1,275,000    Brownsville, Texas Utility                            1,433,138
                 System Revenue, AMBAC,
                 6.25%, 09/01/2011
    2,100,000    Grand Rapids, Michigan Water                          2,262,687
                 Supply Systems Revenue, FGIC,
                 5.75%, 01/01/2012
    4,000,000    Richmond, Virginia, FSA,                              4,277,520
                 5.50%, 01/15/2012
    1,025,000    Goose Creek Independent School                        1,038,858
                 District, Texas, PSF Guaranteed,
                 5.00%, 02/15/2012
    1,000,000    Amarillo Junior College                               1,012,550
                 District, Texas, FGIC,
                 5.125%, 02/15/2012
    3,455,000    Hamilton County, Ohio Sales                           3,720,620
                 Tax Subordinated Series B,
                 AMBAC, 5.75%, 12/01/2012
    1,075,000    Anchorage, Alaska School                              1,165,537
                 Improvement Series B, FGIC,
                 5.875%, 12/01/2012
    3,500,000    Northern Colorado Water                               3,906,035
                 Conservancy District,
                 Municipal Sub-District Revenue
                 Series F, AMBAC,
                 6.50%, 12/01/2012
    2,475,000    Chicago Public Building                               2,579,767
                 Commission, Illinois Revenue,
                 Chicago Park District Series A,
                 FGIC, 5.375%, 01/01/2013
    2,895,000    Manchester Housing &                                  3,044,729
                 Redevelopment Authority, New
                 Hampshire Revenue Series A,
                 ACA, 6.75%, 01/01/2013
    2,085,000    New York State Dormitory                              2,140,461
                 Authority Lease Revenue,
                 Mental Health Facilities
                 Improvement Project Series 1,
                 FSA, 5.125%, 01/15/2013
    1,195,000    New York State Dormitory                              1,242,298
                 Authority, Mental Health
                 Services Facilities
                 Improvement Series D, MBIA,
                 5.25%, 02/15/2013
    1,035,000    Sacramento Municipal Utility                          1,218,112
                 District, California Series G, MBIA,
                 6.50%, 09/01/2013
================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,445,000    Sunrise, Florida Utility                             $2,619,426
                 System Revenue, AMBAC,
                 5.50%, 10/01/2013
    3,410,000    St. Clair County, Illinois,                           3,630,525
                 FGIC, 5.625%, 10/01/2013
    3,000,000    Hamilton County, Ohio Sales                           3,226,230
                 Tax Subordinated Series B,
                 AMBAC, 5.75%, 12/01/2013
    2,390,000    Illinois State First Series,                          2,573,743
                 MBIA, 5.75%, 12/01/2013
    2,235,000    Manchester Housing &                                  2,345,945
                 Redevelopment Authority, New
                 Hampshire Revenue Series A,
                 ACA, 6.75%, 01/01/2014
    1,555,000    Washoe County School District,                        1,587,282
                 Nevada, FGIC,
                 5.25%, 06/01/2014
    5,425,000    Washington State Health Care                          5,525,417
                 Facilities Authority,
                 Children's Hospital & Regional
                 Medical Center, FSA,
                 5.25%, 10/01/2014
    1,150,000    Douglas County School District                        1,235,422
                 No. 206, Washington Eastmont,
                 FGIC, 5.75%, 12/01/2014
    1,000,000    Manchester Housing &                                  1,046,870
                 Redevelopment Authority, New
                 Hampshire Revenue Series A,
                 ACA, 6.75%, 01/01/2015
    3,370,000    Cypress-Fairbanks Independent                         3,403,633
                 School District, Texas, PSF
                 Guaranteed,
                 5.25%, 02/15/2016
    3,515,000    Lansing, Michigan Community                           3,661,119
                 College, FGIC,
                 5.50%, 05/01/2016
   10,745,000    Lower Colorado River                                 11,461,262
                 Authority, Texas Revenue
                 Series A, FSA,
                 5.875%, 05/15/2016
    1,800,000    Magnolia Independent School                           1,790,766
                 District, Texas, PSF Guaranteed,
                 5.00%, 08/15/2016
    1,430,000    District of Columbia Water &                          1,595,022
                 Sewer Authority, Public
                 Utility Revenue, FSA,
                 6.00%, 10/01/2016
    3,000,000    Houston, Texas, Water & Sewer                         3,099,750
                 Systems Revenue, Refunding
                 Junior Lien Forward Series B,
                 AMBAC, 5.75%, 12/01/2016
                 (Note C, p. 18)
    6,995,000    Hawaii State Series CX, FSA,                          7,235,978
                 5.50%, 02/01/2017
    2,000,000    Wisconsin State Series B, FSA,                        2,014,280
                 5.25%, 05/01/2017


8 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,025,000    Regional Transportation                              $1,081,180
                 Authority, Illinois, Refunding
                 Series B, FGIC,
                 5.50%, 06/01/2017
    1,760,000    Clark County, Nevada Series A,                        2,040,157
                 AMBAC, 6.50%, 06/01/2017
    7,000,000    Energy Northwest Washington                           7,364,630
                 Electric Revenue, Refunding
                 Project 1 A, MBIA,
                 5.75%, 07/01/2017
    3,415,000    Tampa, Florida Occupational                           3,510,142
                 License Tax Refunding Series A,
                 FGIC, 5.375%, 10/01/2017
    3,065,000    University of Connecticut                             3,139,878
                 Revenue, Refunding Student Fee
                 Series A, FGIC,
                 5.25%, 11/15/2017
    2,405,000    Weld County, Colorado School                          2,458,054
                 District No. 6 Greeley, FSA,
                 5.25%, 12/01/2017
    2,000,000    Houston, Texas, Water & Sewer                         2,055,520
                 Systems Revenue, Refunding
                 Junior Lien Forward Series B,
                 AMBAC, 5.75%, 12/01/2017
                 (Note C, p. 18)
    1,575,000    Allen County, Indiana Juvenile                        1,626,487
                 Justice Center, First Mortgage
                 Revenue, AMBAC,
                 5.50%, 01/01/2018
    3,000,000    Memphis-Shelby County Airport                         3,236,160
                 Authority, Tennessee Revenue
                 Series D, AMBAC,
                 6.25%, 03/01/2018
    4,000,000    San Antonio, Texas Water                              4,115,440
                 Revenue, Refunding Systems,
                 FSA, 5.50%, 05/15/2018
    7,475,000    Energy Northwest Washington                           7,755,405
                 Electric Revenue, Refunding
                 Project 3 B Convertible to ARCS,
                 MBIA, 5.00%, 07/01/2018
    2,455,000    Energy Northwest Washington                           2,564,935
                 Electric Revenue, Refunding
                 Columbia Generating Series A,
                 MBIA, 5.75%, 07/01/2018
    2,865,000    New York State Dormitory                              3,201,236
                 Authority, New York University
                 Series A, MBIA,
                 6.00%, 07/01/2018
    2,310,000    University of Illinois                                2,364,146
                 Certificates of Participation,
                 Utilities Infrastructure
                 Projects Series A, AMBAC,
                 5.50%, 08/15/2018
    4,695,000    Tampa, Florida Occupational                           4,806,600
                 License Tax Refunding Series A,
                 FGIC, 5.375%, 10/01/2018


================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   4,110,000    Michigan State Trunk Line,                          $ 4,223,765
                 Series A, FSA,
                 5.50%, 11/01/2018
    2,725,000    University of Colorado                                2,788,002
                 Enterprise Systems Revenue,
                 Refunding & Improvement,
                 AMBAC, 5.375%, 06/01/2019
    4,745,000    Michigan State Certificates of                        4,812,996
                 Participation, New Center
                 Development, Inc., MBIA,
                 5.375%, 09/01/2019
    3,000,000    San Antonio, Texas Water                              3,067,560
                 Revenue, Refunding Systems,
                 FSA, 5.50%, 05/15/2020
    1,005,000    Regional Transportation                               1,269,617
                 Authority, Illinois Series C,
                 FGIC, 7.75%, 06/01/2020
   11,000,000    Metropolitan Atlanta Rapid                           10,896,050
                 Transit Authority, Georgia
                 Sales Tax Revenue, Second
                 Indenture Series B, MBIA,
                 5.10%, 07/01/2020
    7,090,000    New Hampshire Health &                                7,145,940
                 Education Facilities Finance
                 Authority Revenue, University
                 System of New Hampshire,
                 AMBAC, 5.375%, 07/01/2020
                 (Note C, p. 18)
    4,000,000    Kentucky State Property &                             4,193,640
                 Buildings Commission Refunding
                 Project Number 76, AMBAC,
                 5.50%, 08/01/2020
    3,135,000    Illinois State Dedicated Tax                          3,529,383
                 Revenue, AMBAC,
                 6.25%, 12/15/2020
    2,540,000    Hawaii State Series CX, FSA,                          2,595,905
                 5.50%, 02/01/2021
    3,000,000    Arlington Independent School                          2,872,590
                 District, Texas, PSF Guaranteed,
                 5.00%, 02/15/2021
    1,000,000    New Jersey Health Care                                  994,290
                 Facilities Financing Authority
                 Revenue, Jersey City Medical
                 Center, AMBAC, FHA,
                 4.80%, 08/01/2021
    3,980,000    McGee-Creek Authority,                                4,396,945
                 Oklahoma Water Revenue, MBIA,
                 6.00%, 01/01/2023
    2,690,000    MTA, New York Dedicated Tax                           2,601,741
                 Fund Series A, FGIC,
                 5.00%, 04/01/2023
    3,455,000    Seguin Independent School                             3,282,665
                 District, Texas, PSF Guaranteed,
                 5.00%, 04/01/2023


                            Schedule of Investments--Municipal Bond Portfolios 9

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,000,000    Harris County, Texas Toll Road                     $  1,891,740
                 Senior Lien, MBIA,
                 5.00%, 08/15/2024
                                                                    ------------

Total Insured (Cost $484,549,309)                                    497,916,483
                                                                    ------------
================================================================================
TAX SUPPORTED:                                                            28.53%
--------------------------------------------------------------------------------
State General Obligations: 9.88%
    1,800,000    Illinois State First Series,                          1,844,226
                 5.50%, 01/01/2003
    2,635,000    South Carolina State School                           2,705,565
                 Facility Series A, State Aid
                 Withholding,
                 5.75%, 01/01/2003
    1,090,000    California State,                                     1,136,401
                 7.00%, 03/01/2003
    2,035,000    Florida State Board of                                2,106,978
                 Education Capital Outlay,
                 Public Education Series E,
                 5.50%, 06/01/2003
    2,500,000    Connecticut State Series B,                           2,564,650
                 4.50%, 06/15/2003
    2,500,000    Georgia State Series B,                               2,547,125
                 4.00%, 07/01/2003
   10,015,000    Washington State, Refunding                          10,271,184
                 Motor Vehicle Fuel Tax B,
                 4.50%, 09/01/2003
    2,950,000    Alabama State Series A,                               3,073,723
                 5.50%, 10/01/2003
    2,545,000    Washington State, Motor                               2,630,334
                 Vehicle Fuel Series D,
                 5.00%, 01/01/2004
    6,680,000    Washington State, Refunding                           6,903,980
                 Series R-2000A,
                 5.00%, 01/01/2004
    2,575,000    Massachusetts Bay                                     2,687,064
                 Transportation Authority,
                 General Transportation System
                 Series A, State Guaranteed,
                 5.30%, 03/01/2004
    2,300,000    California State,                                     2,468,222
                 7.00%, 03/01/2004
    2,870,000    Wisconsin State Refunding                             2,982,360
                 Series 2, 5.00%, 05/01/2004
    1,370,000    Wisconsin State Series A,                             1,444,172
                 5.75%, 05/01/2004
    1,165,000    California State,                                     1,259,750
                 7.10%, 05/01/2004
    6,725,000    Illinois State,                                       7,002,742
                 5.00%, 06/01/2004
    3,555,000    Ohio State Common Schools                             3,669,115
                 Capital Facilities Series A,
                 4.50%, 06/15/2004
    1,390,000    Georgia State Series E,                               1,480,725
                 6.00%, 07/01/2004
    2,400,000    New Jersey State,                                     2,586,120
                 6.50%, 07/15/2004

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   9,915,000    Maryland State, State and                           $10,405,396
                 Local Facilities Loan First
                 Series, 5.125%, 08/01/2004
    1,365,000    Ohio State,                                           1,470,938
                 6.50%, 08/01/2004
    1,760,000    Texas State Series A,                                 1,875,403
                 5.80%, 10/01/2004
    4,355,000    Washington State, Motor                               4,526,631
                 Vehicle Fuel Series D,
                 5.00%, 01/01/2005
    3,950,000    Washington State, Various                             4,105,669
                 Purpose Series C,
                 5.00%, 01/01/2005
    1,045,000    Florida State Board of                                1,078,503
                 Education Capital Outlay,
                 Public Education Series B,
                 4.50%, 06/01/2005
    5,000,000    Pennsylvania State,                                   5,203,900
                 5.00%, 02/01/2007
    7,250,000    Massachusetts Series A,                               7,510,782
                 5.25%, 02/01/2008
    2,600,000    Georgia State Series A,                               2,884,232
                 6.25%, 04/01/2008
    1,670,000    Georgia State Series D,                               1,901,746
                 6.70%, 08/01/2008
    1,000,000    South Carolina State Series A,                        1,033,340
                 5.00%, 03/01/2009
    1,110,000    New Jersey State,                                     1,190,042
                 5.50%, 02/01/2010
    2,225,000    Massachusetts Bay                                     2,422,202
                 Transportation Authority
                 Series A, 5.75%, 03/01/2010
    1,490,000    Georgia State Series C,                               1,683,685
                 6.25%, 08/01/2010
    2,785,000    Massachusetts Consolidated                            2,918,179
                 Loan Series C,
                 5.25%, 08/01/2011
    3,780,000    Massachusetts Bay                                     4,054,390
                 Transportation Authority
                 Series A, 5.50%, 03/01/2012
    1,000,000    Georgia State Series B,                               1,117,140
                 6.00%, 03/01/2012
      990,000    Florida State Board of                                1,334,698
                 Education Capital Outlay,
                 9.125%, 06/01/2014
    2,790,000    Massachusetts Consolidated                            3,064,927
                 Loan Series C,
                 5.75%, 10/01/2014
   11,870,000    Massachusetts Consolidated                           12,088,527
                 Loan Series C,
                 5.375%, 12/01/2018
    3,515,000    California State,                                     3,408,425
                 5.00%, 06/01/2019
    4,070,000    California State,                                     4,041,347
                 5.25%, 09/01/2020
    2,875,000    Texas State Water,                                    2,840,414
                 5.25%, 08/01/2021


10 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,000,000    California State,                                  $  1,010,390
                 5.50%, 06/01/2022
    4,980,000    California State,                                     4,740,064
                 5.00%, 11/01/2022
    3,515,000    California State,                                     3,365,472
                 5.125%, 06/01/2025
                                                                    ------------
Total State General Obligations
(Cost $149,350,298)                                                  152,640,878
                                                                    ------------
Local General Obligations: 6.35%
    1,450,000    Avondale School District,                             1,457,482
                 Michigan School Bond Loan Fund,
                 8.25%, 05/01/2002
    2,160,000    Montgomery County, Maryland,                          2,171,621
                 8.60%, 05/01/2002
    2,885,000    Seattle, Washington Series B,                         2,942,065
                 5.00%, 12/01/2002
    3,965,000    Charlotte, North Carolina,                            4,057,781
                 5.00%, 02/01/2003
    2,000,000    New York City Series G,                               2,055,200
                 5.70%, 02/01/2003
      590,000    Philadelphia Authority for                              605,322
                 Industrial Development,
                 Pennsylvania, Gallery II
                 Garage Project,
                 6.125%, 02/15/2003
    2,905,000    Mecklenburg County, North                             2,986,601
                 Carolina Refunding Series C,
                 5.00%, 04/01/2003
    1,205,000    Shelby County, Tennessee                              1,238,246
                 Series B, 5.00%, 04/01/2003
    2,300,000    Fairfax County, Virginia                              2,376,958
                 Public Improvement Series A,
                 5.25%, 06/01/2003
    4,575,000    Houston Independent School                            4,729,223
                 District, Texas Public
                 Property Finance Contractual
                 Obligation, 5.25%, 07/15/2003
    1,945,000    Wake County, North Carolina                           1,999,596
                 Series B, 4.50%, 02/01/2004
    2,775,000    Stillwater Independent School                         2,875,400
                 District Number 834, Minnesota
                 Refunding, 5.00%, 02/01/2004
    1,265,000    Box Elder County School                               1,303,962
                 District, Utah Refunding,
                 4.50%, 06/15/2004
    2,180,000    Pennsylvania Convention &                             2,259,614
                 Exhibition Center Authority
                 Revenue Series A,
                 6.25%, 09/01/2004
    2,180,000    Ware County, Georgia School                           2,210,193
                 District, 4.00%, 02/01/2005
    1,100,000    Huntsville, Alabama Series A                          1,147,322
                 (warrants expire 02/01/2005),
                 5.00%, 02/01/2005

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,590,000    Wake County, North Carolina                         $ 2,668,814
                 Series B, 4.50%, 02/01/2006
    6,300,000    Anne Arundel County, Maryland,                        6,609,519
                 5.00%, 03/01/2006
    3,660,000    New York City Series I,                               3,958,217
                 6.25%, 04/15/2006
    1,455,000    Montgomery County, Maryland                           1,575,838
                 Series A, 5.75%, 07/01/2006
    6,525,000    Port of Seattle, Washington,                          6,861,298
                 AMT, 5.50%, 05/01/2007
    2,620,000    Jersey City, New Jersey Series                        2,877,520
                 A, 6.00%, 10/01/2007
    1,020,000    Indianapolis Local Public                             1,048,458
                 Improvement Bond Bank, Indiana
                 Series B, 5.00%, 02/01/2010
    1,170,000    Austin, Texas Public Improvement,                     1,259,727
                 5.75%, 09/01/2010
    1,190,000    Roanoke, Virginia,                                    1,221,357
                 5.00%, 02/01/2011
    6,250,000    New York City Series I,                               6,539,062
                 5.875%, 03/15/2013
    2,105,000    Shelby County, Tennessee,                             2,227,764
                 Public Improvement Series A,
                 5.625%, 04/01/2014
    1,400,000    Travis County, Texas,                                 1,393,350
                 5.00%, 03/01/2015
    2,900,000    Montgomery County, Maryland                           2,930,798
                 Public Improvement Series A,
                 5.00%, 02/01/2016
    1,000,000    Harris County, Texas Toll Road,                         996,250
                 5.125%, 08/15/2017
    5,285,000    Horry County School District,                         5,384,358
                 South Carolina Series A, SCSDE,
                 5.375%, 03/01/2018
    2,290,000    Harris County, Texas Refunding,                       2,311,182
                 5.375%, 10/01/2018
    2,665,000    Dyer Redevelopment Authority,                         2,752,545
                 Indiana Economic Development
                 Lease, 6.55%, 07/15/2020
    6,735,000    Du Page County, Illinois Jail                         7,054,576
                 Project, 5.60%, 01/01/2021
    1,920,000    Du Page County, Illinois                              2,011,104
                 Stormwater Project,
                 5.60%, 01/01/2021
                                                                    ------------
Total Local General Obligations
(Cost $95,273,589)                                                    98,098,323
                                                                    ------------
Tax Lease: 3.84%
    2,000,000    Virginia Public School                                2,066,420
                 Authority School Financing
                 Series A, 5.00%, 08/01/2003
    3,715,000    Virginia Public School                                3,862,486
                 Authority Series A,
                 5.50%, 08/01/2003


                           Schedule of Investments--Municipal Bond Portfolios 11

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   5,710,000    Virginia College Building                            $5,914,475
                 Authority, Educational
                 Facilities Revenue, 21st
                 Century College Program,
                 5.00%, 02/01/2004
    8,125,000    Virginia College Building                             8,523,613
                 Authority, Educational
                 Facilities Revenue, 21st
                 Century College Program,
                 5.75%, 02/01/2004
    3,380,000    Virginia Public School                                3,567,691
                 Authority Series A,
                 5.50%, 08/01/2004
    3,340,000    Michigan State Building                               3,618,923
                 Authority Revenue Series I,
                 6.50%, 10/01/2004
    1,315,000    New York State Urban                                  1,401,645
                 Development Corp.,
                 Correctional Facilities Series 5,
                 6.00%, 01/01/2005
    1,680,000    Virginia College Building                             1,789,704
                 Authority, Educational
                 Facilities Revenue, 21st
                 Century College Program,
                 5.875%, 02/01/2005
    1,430,000    New Jersey State Certificates                         1,470,641
                 of Participation Series A,
                 6.40%, 04/01/2005
    2,000,000    New York State Dormitory                              2,119,480
                 Authority, State University
                 Series A, 5.50%, 05/15/2005
    1,005,000    New York State Dormitory                              1,073,470
                 Authority, City University
                 Series 2A, 5.70%, 07/01/2005
    1,005,000    New York State Dormitory                              1,073,471
                 Authority, City University
                 Series C, 5.70%, 07/01/2005
    1,000,000    City University of New York                           1,070,500
                 Certificates of Participation,
                 John Jay College,
                 5.75%, 08/15/2005
    1,720,000    New York State Medical Care                           1,801,820
                 Facilities Financing
                 Authority, Mental Health
                 Services Series A,
                 5.35%, 02/15/2006
    1,000,000    New York State Dormitory                              1,102,750
                 Authority, State University
                 Series A, 6.50%, 05/15/2006
    1,000,000    New York State Dormitory                              1,075,620
                 Authority, City University
                 Series A, 5.75%, 07/01/2007
    3,890,000    Philadelphia Hospitals &                              3,964,221
                 Higher Education Facilities
                 Authority, Pennsylvania Revenue,
                 5.875%, 08/01/2007

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,000,000    McLean County Public Building                       $ 2,292,940
                 Commission, Illinois,
                 7.25%, 11/01/2007
    4,045,000    Philadelphia Hospitals &                              4,102,682
                 Higher Education Facilities
                 Authority, Pennsylvania Revenue,
                 6.20%, 08/01/2011
    1,115,000    District of Columbia                                  1,155,463
                 Certificates of Participation,
                 7.30%, 01/01/2013
    2,000,000    Walled Lake Consolidated                              2,149,440
                 School District, Michigan,
                 5.75%, 05/01/2013
    1,280,000    New York State Dormitory                              1,391,578
                 Authority, City University
                 Series A, 5.75%, 07/01/2013
    1,585,000    Virginia College Building                             1,717,776
                 Authority, Educational
                 Facilities Revenue, Public
                 Higher Education Series A,
                 5.75%, 09/01/2013
    1,000,000    Sacramento City Finance                               1,020,000
                 Authority, California Lease
                 Revenue Series B,
                 5.40%, 11/01/2020
                                                                    ------------

Total Tax Lease (Cost $57,026,840)                                    59,326,809
                                                                    ------------
Special Tax: 8.08%
   10,600,000    Mississippi State Highway                            10,919,590
                 Revenue, Four Lane Highway
                 Program Series 39,
                 5.00%, 06/01/2003
    2,150,000    Illinois State Sales Tax                              2,232,001
                 Revenue, 5.75%, 06/15/2003
      250,000    Metropolitan Pier & Exposition                          259,975
                 Authority, Illinois, Dedicated
                 State Tax Revenue Series A,
                 5.90%, 06/15/2003
    4,500,000    Wisconsin State Transportation                        4,529,700
                 Revenue Series A,
                 5.30%, 07/01/2003
    9,315,000    New Mexico State Severance                            9,657,233
                 Tax, 5.50%, 07/01/2003
    2,825,000    MAC, New York Series E,                               2,947,775
                 6.00%, 07/01/2003
    1,500,000    Michigan State Comprehensive                          1,535,310
                 Transportation, Series B,
                 5.75%, 05/15/2004
    1,070,000    Las Vegas, Nevada Local                               1,075,778
                 Improvement Bonds, Special
                 Improvement District Number
                 808-Summerlin Area,
                 5.20%, 06/01/2004
    1,265,000    New Mexico State Highway                              1,311,742
                 Commerce Tax Revenue Senior
                 Subordinated Lien,
                 4.75%, 06/15/2004


12 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,640,000    Illinois State Sales Tax Revenue,                   $ 2,746,893
                 5.00%, 06/15/2004
    2,000,000    New Mexico State Severance Tax                        2,084,340
                 Series B, 5.00%, 07/01/2004
    6,100,000    MAC, New York Series J,                               6,509,066
                 6.00%, 07/01/2004
    1,725,000    Phoenix, Arizona, Street &                            1,775,025
                 Highway User Revenue, Refunding,
                 6.40%, 07/01/2004
    1,850,000    Chicago, Illinois Tax                                 1,933,250
                 Increment, Allocation
                 Subordinated Central Loop
                 Redevelopment Series A,
                 6.45%, 12/01/2004
    1,695,000    Heritage Isles Community                              1,673,406
                 Development District, Florida
                 Special Assessment Revenue,
                 Series A, 5.75%, 05/01/2005
    2,390,000    Sampson Creek Community                               2,403,742
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 6.30%, 05/01/2005
    1,190,000    Las Vegas, Nevada Local                               1,198,318
                 Improvement Bonds, Special
                 Improvement District Number
                 808-Summerlin Area,
                 5.375%, 06/01/2005
    9,730,000    MAC, New York Series G,                              10,519,006
                 6.00%, 07/01/2005
    2,060,000    Chicago, Illinois Tax                                 2,159,931
                 Increment, Allocation
                 Subordinated Central Loop
                 Redevelopment Series A,
                 6.50%, 12/01/2005
    3,350,000    Meadow Pointe III Community                           3,360,787
                 Development District, Florida
                 Capital Improvement Revenue
                 Series 2001-1,
                 5.90%, 01/01/2006
    1,040,000    Alabama State Public School &                         1,086,280
                 College Authority, Capital
                 Improvement Pool Series A,
                 5.00%, 02/01/2006
    3,000,000    Harbour Lake Estates Community                        3,034,050
                 Development District, Florida
                 Special Assessment,
                 6.40%, 02/01/2006
    2,310,000    Capital Region Community                              2,314,828
                 Development District, Florida
                 Revenue Capital Improvement
                 Series B, 5.95%, 05/01/2006
    1,500,000    Connecticut State Special Tax                         1,636,620
                 Obligation Revenue Series B,
                 6.00%, 09/01/2006

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   3,100,000    Dove Mountain Resort Community                       $3,084,810
                 Facilities District, Arizona
                 Assessment Lien,
                 6.00%, 12/01/2006
    3,600,000    University Place Community                            3,578,112
                 Development District, Florida
                 Special Assessment Series B,
                 6.10%, 05/01/2007
    2,840,000    Fishhawk Community Development                        2,919,605
                 District, Florida Special Assessment
                 Revenue, 6.65%, 05/01/2007
    2,245,000    Lake Powell Residential Golf                          2,270,750
                 Community Development
                 District, Florida Special
                 Assessment Revenue Series C,
                 6.70%, 05/01/2007
    1,035,000    Las Vegas, Nevada Local                               1,005,999
                 Improvement Bonds, Special
                 Improvement District Number
                 808-Summerlin Area,
                 5.50%, 06/01/2007
    1,095,000    Connecticut State Special Tax                         1,158,784
                 Obligation Revenue Series A,
                 5.25%, 09/01/2007
    1,000,000    River Ridge Community                                 1,002,990
                 Development District, Florida
                 Capital Improvement Revenue
                 5.75%, 05/01/2008
    2,710,000    Stoneybrook, Community                                2,713,984
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 5.70%, 05/01/2008
    1,200,000    Waterchase Community                                  1,193,892
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 5.90%, 05/01/2008
    3,000,000    Bonita Springs, Vasari                                2,966,070
                 Community Development
                 District, Florida Revenue, Capital
                 Improvement Series B,
                 6.20%, 05/01/2009
    1,280,000    Saddlebrook, Community                                1,270,554
                 Development District, Florida
                 Special Assessment Series B,
                 6.25%, 05/01/2009
    1,150,000    Illinois State Sales Tax                              1,175,242
                 Revenue Series U,
                 5.00%, 06/15/2009
    1,000,000    Connecticut State Special Tax                         1,112,950
                 Obligation Series B,
                 6.15%, 09/01/2009
    3,050,000    Harbor Bay Community                                  3,042,192
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 6.35%, 05/01/2010


                           Schedule of Investments--Municipal Bond Portfolios 13

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,610,000    Lakewood Ranch Community                             $1,601,580
                 Development District 5,
                 Florida Special Assessment
                 Revenue Series B,
                 6.00%, 05/01/2011
    3,000,000    Miromar Lakes Community                               3,123,750
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 7.25%, 05/01/2012
    3,225,000    Illinois State Sales Tax                              3,544,920
                 Revenue Series Q,
                 6.00%, 06/15/2012
    3,860,000    Hot Springs, Arkansas Sales &                         3,900,067
                 Use Tax, Refunding & Improvement,
                 4.125%, 07/01/2012
    1,525,000    Dyer Redevelopment Authority,                         1,618,086
                 Indiana Economic Development
                 Lease, 6.875%, 07/15/2014
    3,695,000    Beacon Tradeport Community                            3,679,074
                 Development District, Florida
                 Industrial Project Series B,
                 7.125%, 05/01/2022
                                                                    ------------

Total Special Tax (Cost $122,480,548)                                124,868,057
                                                                    ------------
Miscellaneous Tax: 0.38%
    5,325,000    Indianapolis Local Public                             5,855,317
                 Improvement Bond Bank, Indiana
                 Series B, 6.00%, 01/10/2013
                                                                    ------------

Total Miscellaneous Tax (Cost $5,224,697)                              5,855,317
                                                                    ------------

Total Tax Supported (Cost $429,355,992)                              440,789,384
                                                                    ------------

================================================================================
REVENUE:                                                                  20.71%
--------------------------------------------------------------------------------
Airport Revenue: 0.49%
    4,130,000    Clark County, Nevada Passenger                        4,228,707
                 Facility Charge Revenue, Las
                 Vegas McCarran International
                 Airport Series A,
                 5.875%, 07/01/2004
    1,500,000    Denver City & County, Colorado                        1,559,145
                 Airport Revenue Series B, AMT,
                 7.25%, 11/15/2005
      800,000    Denver City & County, Colorado                          871,976
                 Airport Revenue Series A, AMT,
                 7.50%, 11/15/2006
    1,000,000    Massachusetts Port Authority                            988,080
                 Revenue Series B, AMT,
                 5.00%, 07/01/2013
                                                                    ------------

Total Airport Revenue (Cost $7,500,664)                                7,647,908
                                                                    ------------
Electric Revenue: 4.98%
   18,775,000    Seattle, Washington Municipal                        19,175,471
                 Light & Power Revenue,
                 Anticipation Notes,
                 4.50%, 03/28/2003

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   3,045,000    Pittsylvania County Industrial                       $3,115,796
                 Development Authority, Virginia
                 Revenue Series A, AMT,
                 7.30%, 01/01/2004
    2,000,000    Omaha Public Power District,                          2,080,460
                 Nebraska Electric Revenue
                 Series A, 5.25%, 02/01/2004
    3,610,000    San Antonio, Texas Electric &                         3,735,375
                 Gas Revenue, Refunding Series A,
                 5.00%, 02/01/2004
    1,900,000    San Antonio, Texas Electric &                         1,965,987
                 Gas Revenue, Refunding Systems,
                 5.00%, 02/01/2004
    1,470,000    Energy Northwest Washington                           1,445,613
                 Wind Project Revenue Series A,
                 4.00%, 07/01/2004
    9,600,000    Salt River Project Arizona                            9,993,600
                 Agricultural Improvement &
                 Power District Electric
                 Systems Revenue, Refunding
                 Salt River Project Series A,
                 5.00%, 01/01/2005
    5,000,000    North Carolina Eastern                                5,168,600
                 Municipal Power Agency, Power
                 System Revenue Series B,
                 6.00%, 01/01/2005
    1,530,000    Energy Northwest Washington                           1,484,559
                 Wind Project Revenue Series A,
                 4.30%, 07/01/2005
    1,000,000    Seattle, Washington Municipal                         1,041,840
                 Light & Power Revenue,
                 5.10%, 11/01/2005
    6,550,000    Salt River Project Arizona                            6,889,880
                 Agricultural Improvement &
                 Power District Electric
                 Systems Revenue, Refunding
                 Salt River Project Series A,
                 5.25%, 01/01/2006
    3,500,000    Washington Public Power Supply                        3,709,650
                 System Revenue, Nuclear
                 Project No. 3 Series B,
                 5.60%, 07/01/2007
    3,745,000    North Carolina Eastern                                3,950,488
                 Municipal Power Agency, Power
                 System Revenue Series B,
                 6.125%, 01/01/2009
    3,500,000    Pittsylvania County, Virginia                         3,667,720
                 Industrial Development
                 Authority Revenue, Exempt Facility
                 Series B, 7.65%, 01/01/2010
    2,395,000    Seattle, Washington Municipal                         2,524,833
                 Light & Power Revenue,
                 Anticipation Notes,
                 5.625%, 12/01/2012
      630,000    North Carolina Eastern                                  668,348
                 Municipal Power Agency, Power
                 System Revenue Series D,
                 6.45%, 01/01/2014


14 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,345,000    Seattle, Washington Municipal                       $ 2,445,155
                 Light & Power Revenue,
                 5.625%, 12/01/2014
    1,850,000    Seattle, Washington Municipal                         1,910,643
                 Light & Power Revenue,
                 5.625%, 12/01/2016
    1,880,000    North Carolina Eastern                                1,863,174
                 Municipal Power Agency, Power
                 System Revenue Series B,
                 5.70%, 01/01/2017
                                                                    ------------

Total Electric Revenue (Cost $75,879,396)                             76,837,192
                                                                    ------------
Health Care Revenue: 3.54%
    1,180,000    Illinois Development Finance                          1,185,310
                 Authority Revenue, Community
                 Rehabilitation Providers
                 Series A, 5.60%, 07/01/2002
    1,000,000    Iowa Finance Authority                                1,051,450
                 Hospital Facility Revenue,
                 Iowa Health System,
                 6.25%, 02/15/2004
    2,100,000    Clackamas County Hospital                             2,186,730
                 Facility Authority, Oregon
                 Revenue, Refunding Legacy
                 Health Systems,
                 5.00%, 05/01/2005
    1,200,000    Oklahoma Development Finance                          1,042,452
                 Authority Revenue, Hillcrest
                 Healthcare System Series A,
                 4.70%, 08/15/2005
    1,905,000    Connecticut State Health &                            1,909,629
                 Educational Facilities Authority
                 Revenue, Hospital for Special
                 Care Issue B,
                 5.125%, 07/01/2007
    7,010,000    Boston, Massachusetts City                            7,096,223
                 Hospital Revenue Series B, FHA,
                 5.75%, 02/15/2008
    1,000,000    Oklahoma Development Finance                            848,730
                 Authority Revenue, Hillcrest
                 Healthcare System Series A,
                 5.00%, 08/15/2009
    2,750,000    Cuyahoga County, Ohio Hospital                        2,931,995
                 Facilities Revenue, Canton
                 Incorporated Project,
                 6.75%, 01/01/2010
    4,210,000    Kentucky Economic Development                         4,300,726
                 Finance Authority Revenue,
                 Norton Healthcare Incorporated
                 Series A, 6.125%, 10/01/2010
    3,215,000    Chattanooga Health,                                   3,329,422
                 Educational & Housing Facility
                 Board, Tennessee Revenue,
                 Catholic Health Initiatives
                 Series A, 5.375%, 12/01/2011

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,240,000    Kentucky Economic Development                        $1,285,471
                 Finance Authority Revenue,
                 Catholic Health Initiatives
                 Series A, 5.375%, 12/01/2011
    3,545,000    Illinois Health Facilities                            3,839,022
                 Authority Revenue, Advocate
                 Network Health Care,
                 6.25%, 11/15/2012
    2,240,000    Oklahoma Development Finance                          1,900,752
                 Authority Revenue, Hillcrest
                 Healthcare System Series A,
                 5.75%, 08/15/2013
    5,015,000    Montgomery County, Ohio                               5,143,936
                 Hospital Revenue, Kettering
                 Medical Center,
                 6.75%, 04/01/2018
    2,540,000    Arizona Health Facilities                             2,593,772
                 Authority Revenue, Catholic
                 Healthcare West Series A,
                 6.625%, 07/01/2020
    1,120,000    Henderson, Nevada Health Care                         1,143,755
                 Facility Revenue, Catholic
                 Healthcare West Series A,
                 6.75%, 07/01/2020
    2,000,000    Metropolitan Health Facilities                        2,093,340
                 Development Corp., Texas
                 Wilson N. Jones Memorial
                 Hospital Project,
                 7.20%, 01/01/2021
    1,275,000    Chester County, Pennsylvania                          1,173,255
                 Health & Education Facilities
                 Authority, Pennsylvania Hospital
                 Revenue, Chester County Hospital
                 Series A, 6.75%, 07/01/2021
    1,140,000    Pennsylvania State Higher                             1,146,578
                 Educational Facilities
                 Authority Revenue, UPMC Health
                 Systems Series A,
                 6.00%, 01/15/2022
    1,020,000    Massachusetts Health &                                  984,932
                 Educational Facilities
                 Authority Revenue, Healthcare
                 Systems Covenant Health,
                 6.00%, 07/01/2022
    1,000,000    New Hampshire Health &                                  955,930
                 Education Facilities Authority
                 Revenue, Healthcare Systems
                 Covenant Health,
                 6.00%, 07/01/2022
    3,000,000    Allegheny County Hospital                             3,187,830
                 Development Authority,
                 Pennsylvania Revenue, West
                 Pennsylvania Health System
                 Series B, 9.25%, 11/15/2022


                           Schedule of Investments--Municipal Bond Portfolios 15

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   3,490,000    Huntsville, Alabama Health                          $ 3,349,597
                 Care Authority Series A,
                 5.625%, 06/01/2026
                                                                    -----------
Total Health Care Revenue (Cost $53,700,221)                          54,680,837
                                                                    ------------
Higher Education Revenue: 0.57%
    1,415,000    Virginia Polytechnic Institute                        1,488,566
                 & State University Revenue
                 Series A, 5.25%, 06/01/2008
    1,125,000    Vermont Educational & Health                          1,072,632
                 Buildings Financing Agency
                 Revenue, Norwich University Project,
                 5.50%, 07/01/2018
    1,230,000    University of Texas University                        1,244,809
                 Revenues, Financing Systems
                 Series B, 5.375%, 08/15/2019
    2,820,000    Massachusetts Health &                                3,209,724
                 Educational Facilities
                 Authority Revenue, Harvard
                 University Series N,
                 6.25%, 04/01/2020
    1,840,000    Milledgeville-Baldwin County,                         1,863,607
                 Georgia Development Authority
                 Student Housing Revenue,
                 Georgia College & State
                 University Foundation,
                 4.00%, 09/01/2032
                                                                    ------------

Total Higher Education Revenue (Cost $8,535,785)                       8,879,338
                                                                    ------------
Tobacco Revenue: 1.11%
    8,000,000    South Carolina Tobacco                                8,041,520
                 Settlement Revenue Management
                 Series B, 6.00%, 05/15/2022
    6,800,000    Northern Tobacco                                      7,081,792
                 Securitization Corp., Alaska
                 Tobacco Settlement Revenue,
                 6.20%, 06/01/2022
    2,000,000    District of Columbia Tobacco                          2,080,720
                 Settlement Financing Corp. Asset-
                 Backed Bonds, 6.25%, 05/15/2024
                                                                    ------------

Total Tobacco Revenue (Cost $16,618,257)                              17,204,032
                                                                    ------------
Toll Revenue: 0.07%
    1,000,000    Triborough Bridge & Tunnel                            1,018,960
                 Authority, New York Toll
                 Revenue Series A,
                 5.00%, 01/01/2012
                                                                    ------------

Total Toll Revenue (Cost $980,993)                                     1,018,960
                                                                    ------------
Water/Sewer Revenue: 2.55%
    3,775,000    Northeast Maryland Waste                              3,807,503
                 Disposal Authority, Solid
                 Waste Revenue, AMT,
                 5.60%, 07/01/2002

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   5,200,000    Missouri State Public                               $ 5,265,572
                 Utilities Commission Revenue
                 Interim Construction Notes,
                 4.00%, 11/15/2002
    2,500,000    Abilene, Texas Waterworks &                           2,499,200
                 Sewer Systems Certificates
                 Obligation B,
                 4.60%, 02/15/2009
    2,230,000    Texas State Water Development                         2,319,356
                 Board Revenue, Revolving
                 Senior Lien Series A,
                 5.50%, 07/15/2010
    1,130,000    Michigan Municipal Bond                               1,215,224
                 Authority Revenue, Clean Water
                 Revolving Fund,
                 5.625%, 10/01/2011
    1,525,000    Arizona Water Infrastructure                          1,661,137
                 Finance Authority Revenue,
                 Water Quality Series A,
                 5.75%, 10/01/2011
    3,620,000    Dallas, Texas Waterworks &                            3,669,666
                 Sewer System Revenue,
                 5.00%, 10/01/2013
       55,000    Massachusetts Water Pollution                            57,540
                 Abatement Trust Series B,
                 5.25%, 08/01/2014
    3,745,000    Michigan Municipal Bond                               4,012,356
                 Authority Revenue, Clean Water
                 Revolving Fund,
                 5.75%, 10/01/2014
    3,460,000    Massachusetts Water Pollution                         3,489,721
                 Abatement Trust, New Bedford
                 Program Series A,
                 5.125%, 02/01/2016
    3,325,000    Ohio State Water Development                          3,374,476
                 Authority Pollution Control Revenue,
                 5.25%, 06/01/2017
    6,850,000    Ohio State Water Development                          6,951,928
                 Authority Pollution Control Revenue,
                 5.25%, 12/01/2017
    1,040,000    Tampa Florida Water & Sewer                           1,054,238
                 Revenue Refunding Series A,
                 5.25%, 10/01/2018
                                                                    ------------

Total Water/Sewer Revenue (Cost $39,108,453)                          39,377,917
                                                                    ------------
Miscellaneous Revenue: 2.71%
    1,650,000    East Chicago, Indiana Bond                            1,652,788
                 Anticipation Notes,
                 5.00%, 07/01/2002
    1,900,000    East Chicago, Indiana Bond                            1,903,287
                 Anticipation Notes,
                 5.00%, 01/01/2003
    3,650,627    Municipal Tax-Exempt Trust,                           3,650,992
                 Certificate Class A-3, MBIA,
                 3.85%, 04/07/2003


16 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   4,854,375    Koch Fixed-Rate Trust, Various                      $ 4,866,900
                 States Class A1,
                 4.70%, 10/06/2003
    4,385,000    Broward County, Wheelabrator                          4,491,468
                 Resource Recovery Revenue,
                 Florida Series A,
                 5.00%, 12/01/2003
   10,635,000    Broward County, Wheelabrator                         10,932,886
                 Resource Recovery Revenue,
                 Florida Series A,
                 5.00%, 12/01/2004
    2,420,000    New York Convention Center                            2,484,324
                 Operating Corp., New York
                 Certificates of Participation,
                 Yale Building Acquisition Project,
                 6.50%, 12/01/2004
    1,700,000    Mashantucket Western Pequot                           1,741,310
                 Tribe, Connecticut Special
                 Revenue, Rule 144A, Series B,
                 5.55%, 09/01/2008
    4,000,000    Michigan Municipal Bond                               4,134,200
                 Authority Revenue, Public
                 School Detroit Academy A,
                 7.50%, 10/01/2012
    1,780,000    Chicago, Illinois Park                                1,896,875
                 District Harbor Facilities Revenue,
                 5.875%, 01/01/2013
    1,920,000    Chicago, Illinois Park                                2,029,305
                 District Harbor Facilities Revenue,
                 5.875%, 01/01/2014
    2,035,000    Chicago, Illinois Park                                2,133,270
                 District Harbor Facilities Revenue,
                 5.875%, 01/01/2015
                                                                    ------------

Total Miscellaneous Revenue (Cost $41,535,806)                        41,917,605
                                                                    ------------
Industrial Development/Pollution Control
Revenue: 4.69%
    2,410,000    Georgetown County, South                              2,468,611
                 Carolina Pollution Control
                 Facilities Revenue, Refunding
                 International Paper Co. Project,
                 6.25%, 06/15/2005
    6,100,000    Springfield Airport Authority,                        6,090,362
                 Illinois Garrett Aviation
                 Services Project,
                 4.40%, 02/01/2008
    4,280,000    Midland County, Michigan                              4,443,282
                 Economic Development
                 Sublimated Obligation Series A,
                 AMT, 6.875%, 07/23/2009
    4,300,000    New Jersey Economic                                   4,279,059
                 Development Authority, Exempt
                 Facilities Revenue, Waste
                 Management Inc. Project,
                 4.00%, 11/01/2013

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   3,950,000    Morehouse Parish Louisiana                          $ 3,956,794
                 Pollution Control Revenue,
                 Refunding International Paper
                 Co. Project Series A,
                 5.70%, 04/01/2014 (Note C, p. 18)
    2,070,000    North Carolina Capital                                2,062,631
                 Facilities Finance Agency,
                 Exempt Facilities Revenue,
                 Waste Management of Carolinas
                 Project, 4.00%, 08/01/2014
    3,500,000    South Carolina Jobs Economic                          3,487,225
                 Development Authority Revenue,
                 Waste Management Inc. Project,
                 4.10%, 11/01/2016
    3,700,000    New Hampshire State Business                          3,683,165
                 Finance Authority Pollution
                 Control Revenue, Public
                 Service Co. Series D,
                 6.00%, 05/01/2021
    1,000,000    Louisiana Local Government                            1,002,910
                 Environmental Facilities,
                 Community Development
                 Authority Revenue, Air Cargo,
                 6.65%, 01/01/2025
    2,600,000    Trinity River Authority, Texas                        2,611,284
                 Pollution Control Revenue,
                 Refunding TXU Electric Company
                 Project, 4.90%, 05/01/2028
    9,000,000    Pope County, Arkansas Revenue,                        9,021,960
                 Refunding Energy Arkansas Inc.
                 Project, 5.05%, 09/01/2028
   10,540,000    Matagorda County, Texas,                             10,468,012
                 Navigation District No. 1
                 Pollution Control Revenue,
                 Refunding Central Power & Light
                 Series A, 3.75%, 05/01/2030
    4,960,000    Brazos River Authority, Texas                         4,982,369
                 Pollution Control Revenue, TXU
                 Electric Co. Project Series A,
                 4.95%, 10/01/2030
    5,065,000    Brazos River Authority, Texas                         5,069,457
                 Pollution Control Revenue, TXU
                 Electric Co. Project Series D,
                 4.25%, 05/01/2033
    2,430,000    Ohio State Water Development                          2,435,662
                 Authority Pollution Control
                 Facilities Revenue, Refunding
                 Edison Co. Series B, AMT,
                 4.40%, 06/01/2033
    1,990,000    Tulsa, Oklahoma Municipal                             1,920,131
                 Airport Trust Revenue Series A,
                 5.80%, 06/01/2035


                           Schedule of Investments--Municipal Bond Portfolios 17

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   4,415,000    Washoe County, Water Facility                      $  4,470,850
                 Revenue, Nevada Variable
                 Refunding AMT Sierra
                 Pacific Power Company,
                 5.75%, 03/01/2036
                                                                    ------------
Total Industrial Development/Pollution
Control Revenue (Cost $72,100,357)                                    72,453,764
                                                                    ------------
Total Revenue (Cost $315,959,932)                                    320,017,553
                                                                    ------------
================================================================================
ASSET-BACKED SECURITIES:                                                   1.72%
--------------------------------------------------------------------------------
Housing: 1.64%
    5,765,000    Rhode Island Housing &                                5,834,353
                 Mortgage Finance Corp.
                 Homeownership Opportunity Note
                 Series 39C, 4.00%, 03/24/2005
      100,000    Wisconsin Housing & Economic                            103,038
                 Development Authority, Home
                 Ownership Revenue Series B,
                 7.10%, 09/01/2015
    2,195,000    Sedgwick & Shawnee Counties,                          2,323,561
                 Kansas, Single Family Revenue,
                 GNMA Mortgage-Backed
                 Securities Program Series A-1,
                 AMT, 6.50%, 12/01/2022
    1,700,000    Jefferson Parish, Louisiana                           1,713,991
                 Home Mortgage Revenue, FNMA &
                 GNMA Mortgage-Backed
                 Securities Series C-1, AMT,
                 5.40%, 12/01/2024
    2,325,000    Municipal Tax-Exempt Trust,                           2,310,352
                 Certificate Class A-5, FHLMC,
                 4.80%, 07/14/2026
    2,055,000    District of Columbia Housing                          2,072,241
                 Finance Agency, Mortgage
                 Revenue, Single Family
                 Series A, AMT,
                 6.25%, 12/01/2028
      785,000    Oklahoma Housing Finance                                805,850
                 Agency, Single Family
                 Redevelopment, Mortgage
                 Homeownership Loan Series B-2,
                 AMT, 6.55%, 03/01/2029
    1,720,000    Missouri State Housing                                1,819,794
                 Development Commission, FNMA &
                 GNMA Mortgage Revenue, Single
                 Family Series B-2, AMT,
                 6.40%, 09/01/2029
      875,000    Chicago, Illinois Single                                917,718
                 Family Mortgage Revenue Series A,
                 FNMA, GNMA, 6.35%, 10/01/2030
    1,215,000    Wyoming Community Development                         1,249,871
                 Authority, Housing Revenue
                 Series 1, AMT, 6.20%, 12/01/2030

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,925,000    Multifamily Housing Revenue                         $ 2,864,072
                 Bond Passthrough Certificates
                 Beneficial Ownership Series
                 2000-6, 5.95%, 11/01/2033
    3,465,000    Multifamily Housing Revenue                           3,388,978
                 Bond Passthrough Certificates
                 Beneficial Ownership Series
                 2000-7, 6.00%, 11/01/2033
                                                                    ------------
Total Housing (Cost $25,795,084)                                      25,403,819
                                                                    ------------
Student Loan: 0.08%
    1,200,000    South Carolina State Education                        1,236,084
                 Assistance Authority Revenue,
                 Guaranteed Student Loans,
                 6.625%, 09/01/2006
                                                                    ------------
Total Student Loan (Cost $1,234,026)                                   1,236,084
                                                                    ------------
Total Asset-Backed Securities
(Cost $27,029,110)                                                    26,639,903
                                                                    ------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,497,294,715)                  99.31%   $1,534,611,502
(Note B, below)
Cash and Other Assets, Less Liabilities                   0.69        10,644,369
                                                         -------  --------------
Net Assets (Equivalent to $13.83
per share based on 111,696,046
shares of capital stock outstanding)                     100.00%  $1,545,255,871
                                                         =======  ==============
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    Radian-Radian Group, Inc.
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    CPI-Consumer Price Index
    FHA-Federal Housing Administration
    FNMA-Federal National Mortgage Association
    GNMA-Government National Mortgage Association
    FHLMC-Federal Home Loan Mortgage Corporation
(B) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $41,992,027 and gross unrealized depreciation of investments was $4,675,240 resulting in net unrealized appreciation of $37,316,787.
(C) When-issued security.

18 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
(D) Allocation of Portfolio net assets at March 31, 2002:
    Alabama                                                                1.23%
    Alaska                                                                 0.60
    Arizona                                                                2.66
    Arkansas                                                               0.84
    California                                                             1.62
    Colorado                                                               1.99
    Connecticut                                                            2.24
    Delaware                                                               0.08
    Florida                                                                7.06
    Georgia                                                                2.83
    Hawaii                                                                 1.14
    Illinois                                                               8.36
    Indiana                                                                1.55
    Iowa                                                                   0.07
    Kansas                                                                 0.48
    Kentucky                                                               1.57
    Louisiana                                                              1.27
    Maryland                                                               1.85
    Massachusetts                                                          3.86
    Michigan                                                               4.27
    Minnesota                                                              0.46
    Mississippi                                                            0.71
    Missouri                                                               1.23
    Nebraska                                                               0.55
    Nevada                                                                 1.68
    New Hampshire                                                          1.18
    New Jersey                                                             2.69
    New Mexico                                                             0.84
    New York                                                               5.79
    North Carolina                                                         2.34
    Ohio                                                                   3.51
    Oklahoma                                                               0.71
    Oregon                                                                 0.30
    Pennsylvania                                                           2.88
    Rhode Island                                                           1.40
    South Carolina                                                         1.58
    Tennessee                                                              0.79
    Texas                                                                 10.29
    Utah                                                                   0.39
    Vermont                                                                0.07
    Virginia                                                               2.97
    Washington                                                             7.40
    Wisconsin                                                              0.85
    Wyoming                                                                0.08
    District of Columbia                                                   2.28
    Tax-Exempt Private Municipal Trust                                     0.77
    Cash and Other Assets, Less Liabilities                                0.69
                                                                        --------
    Total                                                                100.00%
                                                                        ========
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         California Municipal Portfolio
                           March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                    4.33%
--------------------------------------------------------------------------------
$   4,900,000    California Infrastructure &                         $ 4,900,000
                 Economic Development Bank
                 Revenue, Independent Systems
                 Operating Corp. Project C, MBIA,
                 Daily Floater, Putable Daily,
                 2.20%, 04/01/2009
    1,100,000    Irvine Ranch Water District,                          1,100,000
                 California Consolidated Bonds
                 Refunding Series B,
                 1.35%, 10/01/2009
    1,800,000    California Health Facilities                          1,800,000
                 Financing Authority Revenue,
                 Insured Sutter Health Series B,
                 AMBAC, 1.40%, 07/01/2012
    5,700,000    California Statewide                                  5,700,000
                 Communities Development
                 Authority, Certificates of
                 Participation, Sutter Health
                 Obligated Group, AMBAC,
                 1.20%, 07/01/2015
    3,100,000    California Health Facilities                          3,100,000
                 Financing Authority Revenue,
                 Insured Adventist Hospital
                 Series C, MBIA,
                 1.45%, 09/01/2015
    5,431,000    Irvine, California Improvement                        5,431,000
                 Bond Act 1915, Assessment
                 District No. 97-17,
                 1.35%, 09/02/2023
    1,600,000    California Statewide                                  1,600,000
                 Communities Development
                 Authority, Solid Waste
                 Facilities Revenue, Chevron
                 U.S.A. Inc. Project,
                 1.50%, 12/15/2024
                                                                    ------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $23,631,000)                                                    23,631,000
                                                                    ------------
================================================================================
PREREFUNDED/ESCROWED:                                                     16.40%
--------------------------------------------------------------------------------
    5,160,000    Los Angeles County                                    5,320,528
                 Transportation Commission,
                 California Sales Tax Revenue,
                 Proposition C Second Series A,
                 MBIA, 6.25%, 07/01/2013
                 Prerefunded 07/01/2002 @ 102

*See Note 1, page 30 in Notes to Financial Statements.

                        Schedule of Investments--Municipal Bond Portfolios    19

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,000,000    Los Angeles, California Department                  $ 1,022,970
                 of Water & Power, Electric
                 Plant Revenue Second
                 Issue, 8.00%, 08/15/2002
    1,010,000    University of California                              1,048,572
                 Revenue, Multi-Purpose
                 Projects Series D, MBIA,
                 6.125%, 09/01/2011
                 Prerefunded 09/01/2002 @ 102
    2,295,000    University of California                              2,383,816
                 Revenue, Multi-Purpose
                 Projects Series D, MBIA,
                 6.25%, 09/01/2012
                 Prerefunded 09/01/2002 @ 102
    9,940,000    University of California                             10,350,025
                 Revenue, Multi-Purpose
                 Projects Series D, MBIA,
                 6.875%, 09/01/2016
                 Prerefunded 09/01/2002 @ 102
    3,880,000    Lake Elsinore, California                             4,100,190
                 Improvement Bond Act 1915,
                 Assessment District 93-1,
                 Cottonwood Series B,
                 8.25%, 09/02/2024
                 Prerefunded 09/02/2002 @ 103
    4,510,000    California Educational                                4,700,367
                 Facilities Authority Revenue,
                 University of San Francisco,
                 6.40%, 10/01/2017
                 Prerefunded 10/01/2002 @ 102
    9,145,000    California State Public Works                         9,533,205
                 Board Lease Revenue,
                 University of California Project A,
                 6.50%, 10/01/2006
                 Prerefunded 10/01/2002 @ 102
    3,000,000    Central Coast Water Authority,                        3,128,100
                 California State Regional
                 Facilities Water Project
                 Revenue, AMBAC,
                 6.50%, 10/01/2014
                 Prerefunded 10/01/2002 @ 102
    2,710,000    California State Public Works                         2,828,373
                 Board Lease Revenue,
                 University of California Project A,
                 6.70%, 10/01/2017
                 Prerefunded 10/01/2002 @ 102
   15,950,000    San Joaquin Hills                                    16,829,323
                 Transportation Corridor
                 Agency, California Toll Road
                 Revenue, Senior Lien,
                 6.75%, 01/01/2032
                 Prerefunded 01/01/2003 @ 102
    1,550,000    Sacramento School Insurance                           1,581,651
                 Authority, California Revenue
                 Liability Program Series D,
                 5.70%, 06/01/2003
                 Escrowed to Maturity

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,470,000    Los Angeles, California                             $ 2,602,911
                 Department of Water & Power,
                 Electric Plant Revenue,
                 4.75%, 08/15/2010
                 Prerefunded 08/15/2003 @102
    5,675,000    Sacramento Municipal                                  6,104,143
                 Utility District, California
                 Electric Revenue Series I, MBIA,
                 6.00%, 01/01/2024
                 Prerefunded 01/01/2004 @ 102
      880,000    Pomona Public Financing                                 940,210
                 Authority, California,
                 Southwest Pomona Revenue
                 Series L, 5.50%, 02/01/2008
                 Prerefunded 02/01/2004 @ 102
    1,000,000    Washington Suburban Sanitation                        1,076,040
                 District, Maryland,
                 6.60%, 06/01/2015
                 Prerefunded 06/01/2004 @ 100
    2,000,000    Los Angeles, California                               2,128,760
                 Department of Water & Power,
                 Electric Plant Revenue, FSA,
                 5.25%, 06/15/2013
                 Prerefunded 06/15/2004 @ 101
    3,955,000    Imperial Irrigation District,                         4,340,138
                 California Certificates of
                 Participation, Electric System
                 Project, MBIA, 6.00%, 11/01/2015
                 Prerefunded 11/01/2004 @ 102
      850,000    Burbank Redevelopment Agency,                           926,730
                 California, 9.25%, 12/01/2005
                 Prerefunded 12/01/2004 @ 100
    1,520,000    Corona, California Certificates of                    1,770,952
                 Participation, 8.00%, 03/01/2015
                 Prerefunded 03/01/2006 @ 100
      920,000    Northern California Power                             1,024,420
                 Agency Public Power Revenue
                 Series A, AMBAC,
                 5.80%, 07/01/2009
                 Escrowed to Maturity
    1,000,000    Kern High School District,                            1,221,830
                 California, 7.10%, 08/01/2011,
                 Escrowed to Maturity
    1,000,000    Pittsburgh Redevelopment                              1,477,110
                 Agency, California Residential
                 Mortgage Revenue,
                 9.60%, 06/01/2016
                 Escrowed to Maturity
    1,615,000    Metropolitan Water District of                        1,762,320
                 Southern California,
                 Waterworks Revenue Series A,
                 5.75%, 07/01/2021
                 Escrowed to Maturity

20     Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,250,000    Duarte, California Certificates                     $ 1,327,463
                 of Participation, City of Hope
                 National Medical Center,
                 6.25%, 04/01/2023
                 Prerefunded 04/01/2023 @ 102
                                                                    ------------
Total Prerefunded/Escrowed
(Cost $87,864,174)                                                    89,530,147
                                                                    ------------
================================================================================
INSURED:                                                                  47.07%
--------------------------------------------------------------------------------
    1,000,000    Orange County, California                             1,009,320
                 Certificates of Participation
                 Series A, MBIA,
                 5.50%, 07/01/2002
    1,280,000    Puerto Rico Commonwealth                              1,291,674
                 Public Improvement Series B,
                 AMBAC, 5.50%, 07/01/2002
    1,000,000    California Health Facilities                          1,011,870
                 Financing Authority, Sutter
                 Health Series C, FSA,
                 5.00%, 08/15/2002
    4,765,000    Orange County Local                                   5,061,764
                 Transportation Authority, California
                 Sales Tax Revenue, Second
                 Senior Measure M, FGIC,
                 9.50%, 02/15/2003
    1,235,000    San Francisco City & County                           1,259,194
                 Airport Commission, California
                 International Airport Revenue
                 Second Series 27A, MBIA,
                 4.00%, 05/01/2003
    1,580,000    Pennsylvania State First                              1,626,168
                 Series, MBIA,
                 5.00%, 06/01/2003
    5,885,000    Association of Bay Area                               6,072,202
                 Governments, California Bay
                 Area Rapid Transit Series A,
                 AMBAC, 4.75%, 06/15/2003
    1,860,000    Eastern Municipal Water                               1,913,791
                 District, California Water &
                 Sewer Revenue, Certificates of
                 Participation Series A, FGIC,
                 4.50%, 07/01/2003
    4,100,000    Florida State Board of                                4,226,690
                 Education Lottery Revenue
                 Series B, FGIC,
                 5.00%, 07/01/2003
    1,085,000    Los Angeles County                                    1,162,057
                 Metropolitan Transportation
                 Authority, California Sales
                 Tax Revenue, Proposition C
                 Second Series B, AMBAC,
                 8.00%, 07/01/2003

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,780,000    Florida State Correctional                          $ 2,834,043
                 Privatization Commission
                 Certificates of Participation, MBIA,
                 4.00%, 08/01/2003
    1,000,000    Gateway Economic Development                          1,032,310
                 Corp., Greater Cleveland, Ohio
                 Excise Tax Revenue, FSA,
                 5.00%, 09/01/2003
    1,285,000    Irvine Public Facilities &                            1,297,426
                 Infrastructure Authority,
                 California Assessment Revenue
                 Series B, AMBAC,
                 3.00%, 09/02/2003
    1,475,000    King County Washington Sewer                          1,522,672
                 Revenue, Refunding, FGIC,
                 5.00%, 01/01/2004
    3,500,000    Louisiana State Energy & Power                        3,643,220
                 Authority, Power Project
                 Revenue, FSA,
                 5.50%, 01/01/2004
   17,000,000    New Jersey State Transit                             17,674,560
                 Corp., Capital Grant
                 Anticipation Notes Series C,
                 AMBAC, 5.25%, 02/01/2004
    1,000,000    Iowa State School                                     1,018,790
                 Infrastructure Special Fund,
                 FSA, 4.00%, 03/15/2004
    3,550,000    San Francisco City & County                           3,590,541
                 Housing Authority, California
                 Multifamily Revenue, MBIA,
                 4.45%, 05/01/2004
    5,000,000    San Jose Redevelopment Agency,                        5,039,150
                 California Tax Allocation,
                 Merged Area Redevelopment
                 Project, MBIA,
                 3.00%, 08/01/2004
    1,015,000    Covina Valley Unified School                          1,057,082
                 District, California Series A,
                 FSA, 4.50%, 08/01/2004
    1,365,000    Rancho, California Water                              1,436,894
                 District Financing Authority
                 Revenue Series A, FSA,
                 5.00%, 08/01/2004
    1,835,000    Los Angeles, California Harbor                        1,933,081
                 Department Revenue, AMBAC,
                 5.50%, 08/01/2004 (Note C, p. 27)
    1,735,000    Gateway Economic Development                          1,810,629
                 Corp., Greater Cleveland, Ohio
                 Excise Tax Revenue, FSA,
                 5.125%, 09/01/2004
    1,600,000    Irvine Public Facilities &                            1,614,864
                 Infrastructure Authority,
                 California Assessment Revenue
                 Series B, AMBAC,
                 3.00%, 09/02/2004

                      Schedule of Investments--Municipal Bond Portfolios      21

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,000,000    Oakland Joint Powers Financing                      $ 1,053,880
                 Authority, California Lease
                 Revenue, AMBAC,
                 5.00%, 10/01/2004
   11,500,000    San Joaquin Hills                                    10,441,310
                 Transportation Corridor
                 Agency, California Toll Road
                 Revenue, Capital Appreciation
                 Refunding Series A, MBIA,
                 0.00%, 01/15/2005
    3,175,000    East Bay Delta Housing &                              3,242,881
                 Finance Agency, California
                 Lease Revenue, MBIA,
                 4.25%, 06/01/2005
    1,900,000    Association of Bay Area                               2,003,740
                 Governments, California Bay
                 Area Rapid Transit Series A,
                 AMBAC, 5.00%, 06/15/2005
    2,360,000    San Diego County Regional                             2,524,940
                 Transportation Authority,
                 California Sales Tax Revenue
                 Series A, FGIC,
                 5.25%, 04/01/2008
    3,885,000    Long Beach, California Harbor                         4,239,001
                 Revenue, MBIA, AMT,
                 6.00%, 05/15/2008
    1,000,000    Riverside, California Sewer                           1,164,360
                 Revenue, FGIC,
                 7.00%, 08/01/2008
    1,510,000    Castaic Lake Water Agency,                            1,779,082
                 California Certificates of
                 Participation, Water System
                 Improvement Project Series A,
                 MBIA, 7.25%, 08/01/2008
    1,050,000    Los Angeles, California Department                    1,108,748
                 of Airports, Airport Revenue
                 Series A, FGIC,
                 5.50%, 05/15/2009
    1,000,000    Redding Joint Powers Financing                        1,126,900
                 Authority, California Electric
                 System Revenue Series A, MBIA,
                 6.25%, 06/01/2009
    1,815,000    Northern California Power                             2,008,969
                 Agency, Geothermal Project
                 No. 3 Series A, AMBAC,
                 5.80%, 07/01/2009
    1,100,000    South Orange County Public                            1,363,989
                 Finance Authority, California
                 Special Tax Revenue, Foothill
                 Area Series C, FGIC,
                 8.00%, 08/15/2009
    2,000,000    Los Angeles, California                               2,098,680
                 Wastewater System Revenue
                 Series D, FGIC,
                 5.375%, 11/01/2009

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$     600,000    Los Angeles, California Department                  $   640,974
                 of Airports, Airport
                 Revenue, FGIC, AMT,
                 5.80%, 05/15/2010
    1,000,000    Kern High School District,                            1,141,610
                 California Series A, MBIA,
                 6.30%, 02/01/2011
    2,145,000    San Francisco City & County                           2,252,229
                 Airport Commission, California
                 International Airport Revenue
                 Second Series 10A, MBIA, AMT,
                 5.45%, 05/01/2012
    1,000,000    Los Angeles County                                    1,041,460
                 Metropolitan Transportation
                 Authority, California Sales
                 Tax Revenue Series B, AMBAC,
                 5.30%, 07/01/2012
    1,075,000    Rancho, California Water                              1,164,601
                 District Financing Authority
                 Revenue Series A, FSA,
                 5.50%, 08/01/2012
    1,000,000    University of California                              1,021,000
                 Revenue Series C, AMBAC,
                 5.00%, 09/01/2013
    2,500,000    Northern Mariana Islands,                             2,609,475
                 Commonwealth of, Series A, ACA,
                 6.00%, 06/01/2014
    1,195,000    Culver City Redevelopment                             1,299,180
                 Finance Authority, California
                 Tax Allocation, AMBAC,
                 5.50%, 11/01/2014
    8,675,000    Los Angeles Unified School                            9,211,722
                 District, California Election
                 of 1997 Series E, MBIA,
                 5.50%, 07/01/2015 (Note C, p. 27)
    1,000,000    San Jose Redevelopment Agency,                        1,127,600
                 California Tax Allocation,
                 Merged Area Redevelopment
                 Project, MBIA,
                 6.00%, 08/01/2015
    2,380,000    Antioch Public Finance                                2,437,858
                 Authority, California Lease
                 Revenue, Municipal Facilities
                 Project Series B, MBIA,
                 5.50%, 01/01/2016 (Note C, p. 27)
    1,430,000    San Mateo County                                      1,531,902
                 Transportation District,
                 California Series A, MBIA,
                 5.50%, 06/01/2016
    5,225,000    California State Public Works                         5,625,235
                 Board Lease Revenue,
                 Department of Health Services
                 Series A, MBIA,
                 5.75%, 11/01/2016

22     Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,645,000    Northern California Power                           $ 2,648,333
                 Agency Public Power Revenue,
                 Hydroelectric Project No. 1
                 Series A, MBIA,
                 5.00%, 07/01/2017
    1,000,000    California Special Districts                          1,066,300
                 Association Finance Corp.,
                 Certificates of Participation
                 Series Z, FSA,
                 5.50%, 08/01/2017
    3,130,000    Long Beach Bond Finance                               3,133,850
                 Authority, California Lease
                 Revenue, Civic Center Project
                 Series A, MBIA,
                 5.00%, 10/01/2017
    7,495,000    San Bernardino County,                                7,507,592
                 California Certificates of
                 Participation, West Valley
                 Detention Center, Refunding
                 Series A, MBIA,
                 5.25%, 11/01/2017 (Note C, p. 27)
    6,390,000    Santa Clara County Financing                          6,397,668
                 Authority, California Lease
                 Revenue Series A, AMBAC,
                 5.00%, 11/15/2017
    5,930,000    Sacramento City Financing                             6,198,570
                 Authority, California Revenue
                 Capital Improvement Series A,
                 AMBAC, 5.50%, 12/01/2017
    2,420,000    San Francisco City & County                           2,334,380
                 Airport Commission, California
                 International Airport Revenue
                 Second Series 15A, FSA, AMT,
                 5.00%, 05/01/2018
    2,000,000    Los Angeles, California Department                    2,032,040
                 of Water & Power, Power
                 System Series A, FSA,
                 5.25%, 07/01/2018
    5,000,000    Los Angeles Department of                             5,125,850
                 Water & Power, California
                 Power System Series A, MBIA,
                 5.375%, 07/01/2018
    2,000,000    Los Altos School District,                            1,982,240
                 California Series B, MBIA,
                 5.00%, 08/01/2018
    1,000,000    Los Angeles Convention &                              1,035,920
                 Exhibition Center Authority,
                 California Lease Revenue
                 Series A, MBIA,
                 5.375%, 08/15/2018
    2,075,000    Anaheim Public Financing                              2,056,595
                 Authority, California Electric
                 System Revenue, Distribution
                 Facilities, MBIA,
                 5.00%, 10/01/2018

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,500,000    Imperial Irrigation District,                       $ 1,486,605
                 California Electric System
                 Revenue, MBIA,
                 5.00%, 11/01/2018
    3,765,000    Los Angeles, California Sanitation                    3,809,803
                 Equipment Charge Revenue
                 Series A, FSA,
                 5.25%, 02/01/2019
    9,155,000    Los Angeles County, California                        9,019,140
                 Metropolitan Transportation
                 Authority, Sales Tax Revenue
                 Series A, FSA,
                 5.00%, 07/01/2019
    1,185,000    Tahoe-Truckee Unified School                          1,248,812
                 District, California, MBIA,
                 5.50%, 08/01/2019
    1,000,000    Long Beach Bond Finance                               1,009,660
                 Authority, California Lease
                 Revenue, Public Safety
                 Facilities Projects, AMBAC,
                 5.25%, 11/01/2019
    2,815,000    Los Angeles County, California                        2,974,751
                 Certificates of Participation,
                 Antelope Valley Courthouse
                 Series A, AMBAC,
                 5.75%, 11/01/2019
    2,630,000    California State Public Works                         2,590,418
                 Board Lease Revenue,
                 Department of Corrections,
                 State Prison Series A, AMBAC,
                 5.00%, 12/01/2019
    4,525,000    Los Angeles, California                               4,562,829
                 Sanitation Equipment Charge
                 Revenue Series A, FSA,
                 5.25%, 02/01/2020
    2,050,000    Pasadena Unified School                               2,018,512
                 District, California Series B,
                 FGIC, 5.00%, 07/01/2020
    6,075,000    Los Angeles, California Department                    6,182,953
                 of Water & Power, Power
                 System Series A, MBIA,
                 5.375%, 07/01/2020
    6,340,000    University of California                              6,298,663
                 Revenue, Multi-Purpose
                 Projects Series E, MBIA,
                 5.125%, 09/01/2020
    1,000,000    Fontana Public Financing                              1,005,530
                 Authority, California Tax
                 Allocation Revenue, North
                 Fontana Redevelopment Project
                 Series A, FSA, 5.25%, 09/01/2020
    1,100,000    Mammoth Unified School                                  370,524
                 District, California Capital
                 Appreciation, MBIA,
                 0.00%, 08/01/2021

                      Schedule of Investments--Municipal Bond Portfolios      23

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,000,000    Sacramento Municipal Utility                        $ 1,006,550
                 District, California Electric
                 Revenue, Refunding Series P, FSA,
                 5.25%, 08/15/2021
    1,050,000    Long Beach Bond Finance                               1,053,339
                 Authority, California Lease
                 Revenue, Public Safety
                 Facilities Projects, AMBAC,
                 5.25%, 11/01/2021
    1,000,000    Sacramento County Sanitation                          1,050,490
                 District Financing Authority,
                 California Revenue, FSA,
                 5.50%, 12/01/2021
    1,000,000    Mammoth Unified School                                  317,140
                 District, California Capital
                 Appreciation, MBIA,
                 0.00%, 08/01/2022
    3,050,000    California State University                           3,053,568
                 Headquarters Building
                 Authority Lease Revenue Series B,
                 MBIA, 5.25%, 09/01/2022
    1,715,000    Long Beach Bond Finance                               1,717,675
                 Authority, California Lease
                 Revenue, Public Safety
                 Facilities Projects, AMBAC,
                 5.25%, 11/01/2022
    3,450,000    San Francisco City & County                           3,298,821
                 Airport Commission, California
                 International Airport Revenue
                 Second Series 16B, FSA,
                 5.00%, 05/01/2024
    1,000,000    California State, MBIA,                                 962,190
                 5.00%, 08/01/2024
    5,200,000    William S. Hart Union High                            5,132,764
                 School District, California
                 Certificates of Participation,
                 School Facility Bridge Funding
                 Program, FSA,
                 2.40%, 01/15/2025
    9,930,000    Los Angeles Community College                         9,487,023
                 District, California Series A,
                 MBIA, 5.00%, 06/01/2026
    1,105,000    California Housing Finance                            1,107,663
                 Agency, Home Mortgage Revenue
                 Series I, MBIA, AMT,
                 4.95%, 08/01/2028
    6,305,000    California Housing Finance                            1,698,252
                 Agency, Home Mortgage Revenue
                 Series B, AMT, MBIA,
                 0.00%, 08/01/2029
    2,145,000    California Housing Finance                            2,081,250
                 Agency, Home Mortgage Revenue
                 Series N, AMT, FSA,
                 5.25%, 08/01/2029

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   5,550,000    William S. Hart Union High                         $  5,478,238
                 School District, California
                 Certificates of Participation,
                 School Facility Bridge Funding
                 Program, FSA,
                 2.40%, 01/15/2036
                                                                    ------------
Total Insured (Cost $251,925,262)                                    256,943,819
                                                                    ------------
================================================================================
TAX SUPPORTED:                                                            15.13%
--------------------------------------------------------------------------------
State General Obligations: 7.24%
    1,935,000    California State,                                     1,974,726
                 7.10%, 09/01/2002
    1,030,000    California State,                                     1,049,137
                 5.00%, 12/01/2002
    2,505,000    Wisconsin State Series A,                             2,579,098
                 5.25%, 05/01/2003
    2,100,000    Illinois State Series 1,                              2,200,044
                 5.50%, 12/01/2003
    3,850,000    Delaware State Series A,                              3,941,052
                 4.00%, 08/01/2004
    2,890,000    California State,                                     3,094,699
                 6.10%, 09/01/2004
    1,460,000    Illinois State Series 1,                              1,552,243
                 5.50%, 12/01/2004
    2,500,000    California State,                                     2,716,850
                 6.20%, 09/01/2005
    1,870,000    California State,                                     1,873,684
                 5.25%, 09/01/2018
    5,065,000    California State,                                     4,911,429
                 5.00%, 06/01/2019
    7,000,000    California State,                                     6,950,720
                 5.25%, 09/01/2020
    2,735,000    California State,                                     2,603,228
                 5.00%, 11/01/2022
    4,285,000    California State,                                     4,063,337
                 5.00%, 10/01/2023
                                                                    ------------
Total State General Obligations
(Cost $38,890,893)                                                    39,510,247
                                                                    ------------
Local General Obligations: 2.31%
    1,000,000    Mecklenburg County, North                             1,019,230
                 Carolina Public Improvement
                 Series D, 4.00%, 02/01/2004
    3,000,000    Dallas, Texas, Equipment                              3,154,410
                 Acquisition Contractual Obligation,
                 5.25%, 08/15/2004
    3,110,000    Los Angeles County Public                             3,227,371
                 Works Financing Authority,
                 California Capital Construction,
                 5.00%, 03/01/2011
    2,480,000    Los Angeles, California Series A,                     2,589,914
                 5.25%, 09/01/2011
    1,145,000    Los Gatos-Saratoga Joint Union                        1,216,391
                 High School District, California
                 Election of 1998-Series B,
                 5.75%, 12/01/2019

24     Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,325,000    Los Gatos-Saratoga Joint Union                      $ 1,397,186
                 High School District, California
                 Election of 1998-Series B,
                 5.75%, 12/01/2020
                                                                    ------------

Total Local General Obligations
(Cost $12,262,199)                                                    12,604,502
                                                                    ------------
Tax Lease: 2.22%
    1,920,000    San Diego Unified School                              1,934,150
                 District, California
                 Certificates of Participation,
                 Capital Projects Phase XV
                 Series A, 4.75%, 07/01/2002
    1,475,000    Los Angeles County Capital                            1,481,711
                 Asset Leasing Corp., California
                 Lease Revenue, Series A,
                 3.00%, 12/01/2002
    1,000,000    California State Public Works                         1,035,550
                 Board Lease Revenue,
                 Department of Corrections, Del
                 Norte Series C, 4.70%, 12/01/2003
    1,760,000    Puerto Rico Urban Renewal &                           1,770,930
                 Housing Corp., 7.875%, 10/01/2004
    1,010,000    Gilroy Unified School District,                       1,056,813
                 California Certificates of Participation,
                 5.85%, 07/01/2008
    2,590,000    Taft Public Financing                                 2,792,616
                 Authority, California Lease
                 Revenue, Community
                 Correctional Facility Project A,
                 5.95%, 01/01/2011
    2,000,000    Sacramento City Finance                               2,040,000
                 Authority, California Lease
                 Revenue Series B,
                 5.40%, 11/01/2020
                                                                    ------------
Total Tax Lease (Cost $11,610,071)                                    12,111,770
                                                                    ------------
Special Tax: 3.36%
    2,185,000    Roseville North Central                               2,195,401
                 Community District No. 1,
                 California Special Tax,
                 4.70%, 09/01/2002
    1,000,000    Orange County Development                             1,011,400
                 Agency, California Tax
                 Allocation, Santa Ana Heights
                 Project Area, 5.70%, 09/01/2002
    1,225,000    Tustin Unified School                                 1,237,813
                 District, Community Facilities
                 District 97-1, California Bond
                 Anticipation Notes,
                 6.10%, 09/01/2002
      500,000    Irvine, California Improvement                          501,510
                 Bond Act 1915 Limited
                 Obligation Assessment District,
                 4.00%, 09/02/2002

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,000,000    Fontana Redevelopment Agency,                       $ 1,008,100
                 California Tax Allocation,
                 Jurupa Hills Redevelopment
                 Project Series A,
                 4.30%, 10/01/2002
    1,910,000    Virgin Islands Public Finance                        1,939,777
                 Authority Revenue, Gross
                 Receipts Taxes Loan Notes
                 Series A, 5.50%, 10/01/2002
      215,000    Vacaville, California                                   212,966
                 Improvement Bond Act 1915
                 Refunding & Improvement
                 Consolidated Reassessment
                 Series A, 3.00%, 09/02/2003
      555,000    Irvine, California Improvement                          556,915
                 Bond Act 1915 Limited
                 Obligation Assessment District,
                 4.125%, 09/02/2003
    3,000,000    Orange County Local                                   3,073,200
                 Transportation Authority, California
                 Sales Tax Revenue, Refunding
                 First Senior Measure M Series A,
                 4.00%, 02/15/2004
    1,150,000    New Jersey State                                      1,204,636
                 Transportation Trust Fund
                 Authority, Transportation
                 Systems Series A,
                 5.25%, 06/15/2004
      375,000    Vacaville, California                                   369,623
                 Improvement Bond Act 1915
                 Refunding & Improvement
                 Consolidated Reassessment
                 Series A, 3.40%, 09/02/2004
      750,000    Irvine, California Improvement                          752,790
                 Bond Act 1915 Limited
                 Obligation Assessment District,
                 4.375%, 09/02/2004
      665,000    Vacaville, California                                   652,292
                 Improvement Bond Act 1915
                 Refunding & Improvement
                 Consolidated Reassessment
                 Series A, 3.95%, 09/02/2005
      165,000    Irvine, California Improvement                          165,613
                 Bond Act 1915 Limited
                 Obligation Assessment District,
                 4.60%, 09/02/2005
      515,000    Contra Costa County,                                    531,784
                 California Improvement Bond
                 Act 1915, 5.45%, 09/02/2005
      680,000    Vacaville, California                                   664,108
                 Improvement Bond Act 1915
                 Refunding & Improvement
                 Consolidated Reassessment
                 Series A, 4.25%, 09/02/2006

                      Schedule of Investments--Municipal Bond Portfolios      25

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,075,000    Pomona Public Financing                             $ 1,124,450
                 Authority, California Revenue,
                 Southwest Pomona Redevelopment
                 Series L, 5.50%, 02/01/2008
    1,175,000    Beacon Tradeport Community                            1,169,936
                 Development District, Florida
                 Industrial Project Series B,
                 7.125%, 05/01/2022
                                                                    ------------
Total Special Tax (Cost $18,308,491)                                  18,372,314
                                                                    ------------
Total Tax Supported (Cost $81,071,654)                                82,598,833
================================================================================
REVENUE:                                                                  17.50%
--------------------------------------------------------------------------------
Airport Revenue: 0.20%
      500,000    Denver City & County, Colorado                          519,715
                 Airport Revenue Series B, AMT,
                 7.25%, 11/15/2005
      500,000    Denver City & County, Colorado                          596,065
                 Airport Revenue Series D, AMT,
                 7.75%, 11/15/2013
Total Airport Revenue (Cost $997,875)                                  1,115,780
                                                                    ------------
Electric Revenue: 1.18%
    2,400,000    Seattle, Washington Municipal                         2,451,192
                 Light & Power Revenue
                 4.50%, 03/28/2003
    3,640,000    Los Angeles, California                               3,965,634
                 Department of Water & Power,
                 Electric Plant Revenue,
                 Unrefunded, 9.00%, 09/01/2003
                                                                    ------------
Total Electric Revenue (Cost $6,418,410)                               6,416,826
                                                                    ------------
Health Care Revenue: 1.06%
    1,185,000    ABAG Finance Authority for                            1,245,885
                 Nonprofit Corp., California
                 Revenue, San Diego Hospital
                 Associates Series A,
                 6.00%, 08/15/2004
    1,185,000    California Statewide Community                        1,215,455
                 Development Authority
                 Certificates of Participation,
                 Catholic Healthcare West,
                 6.50%, 07/01/2020
    3,385,000    California Statewide                                  3,329,147
                 Communities Development
                 Authority Revenue, Kaiser
                 Permanent Series C,
                 3.85%, 08/01/2031
                                                                    ------------
Total Health Care Revenue (Cost $5,769,720)                            5,790,487
                                                                    ------------
Higher Education Revenue: 1.40%
    7,575,000    CSUCI Financing Authority                            7,628,025
                 Revenue, California Rental
                 Housing, 3.375%, 08/01/2031
                                                                    ------------
Total Higher Education Revenue
(Cost $7,575,000)                                                      7,628,025
                                                                    ------------

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
Tobacco Revenue: 2.58%
$     940,000    Childrens Trust Fund, Puerto                        $  971,744
                 Rico Tobacco Settlement
                 Revenue, 5.75%, 07/01/2020
    3,950,000    Tobacco Securitization                                3,899,085
                 Authority of Northern California
                 Tobacco Settlement Revenue,
                 Asset-Backed Bonds Series B,
                 4.375%, 06/01/2021
    9,355,000    Tobacco Securitization                                9,187,639
                 Authority of Southern California
                 Tobacco Settlement Revenue,
                 Asset-Backed Bonds Series A,
                 5.25%, 06/01/2027
                                                                    ------------
Total Tobacco Revenue (Cost $14,254,914)                              14,058,468
                                                                    ------------
Toll Revenue: 0.78%
    4,135,000    Florida State Turnpike                                4,262,771
                 Authority Revenue, Department
                 of Transportation Series B,
                 5.00%, 07/01/2003
                                                                    ------------
Total Toll Revenue (Cost $4,160,277)                                   4,262,771
                                                                    ------------
Water/Sewer Revenue: 4.47%
    1,800,000    Florida Water Pollution                               1,864,530
                 Control Financing Corp.
                 Revenue, Water Pollution Control,
                 5.00%, 01/15/2004
    2,510,000    Michigan Municipal Bond                               2,602,895
                 Authority Revenue, Clean Water
                 Revolving Fund,
                 4.50%, 10/01/2004
    2,500,000    Metropolitan Water District of                        2,615,025
                 Southern California,
                 Waterworks Revenue Series A,
                 5.50%, 07/01/2008
    2,420,000    Los Angeles County Sanitation                         2,533,256
                 District Financing Authority,
                 California Series A,
                 5.25%, 10/01/2008
    1,000,000    Orange County Water District,                         1,046,870
                 California Certificates of
                 Participation Series A,
                 5.50%, 08/15/2010
    2,460,000    San Francisco City & County                           2,536,334
                 Public Utilities Commission,
                 California Waterworks Revenue
                 Series A, 5.00%, 11/01/2012
    2,285,000    California State Department of                        2,319,938
                 Water Resources, Water System
                 Revenue Series O,
                 5.00%, 12/01/2015
    1,350,000    Metropolitan Water District of                        1,355,927
                 Southern California,
                 Waterworks Revenue Series A,
                 5.00%, 07/01/2016

26     Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   5,000,000    Sacramento County Sanitation                        $ 5,316,400
                 District Financing Authority,
                 California Revenue Series A,
                 5.60%, 12/01/2016
    2,045,000    Metropolitan Water District of                        2,196,125
                 Southern California,
                 Waterworks Revenue Series A,
                 5.75%, 07/01/2021
                                                                    ------------
Total Water/Sewer Revenue
(Cost $23,448,005)                                                    24,387,300
                                                                    ------------
Miscellaneous Revenue: 2.78%
    1,050,000    Los Angeles, California Harbor                        1,060,342
                 Revenue Series B, AMT,
                 5.00%, 08/01/2002
    3,236,250    Koch Fixed-Rate Trust, Various                        3,244,600
                 States Class A1,
                 4.70%, 10/06/2003
    1,850,000    Ohio State Revenue, Major New                         1,927,718
                 State Infrastructure-1,
                 5.00%, 06/15/2004
    6,485,000    Los Angeles, California Harbor                        6,924,813
                 Department Revenue Series B,
                 AMT, 5.75%, 08/01/2009
    2,000,000    Oakland, Joint Powers                                 2,009,660
                 Financing Authority, California
                 Revenue, California Fruitvale
                 Transit Village Series A,
                 3.125%, 07/01/2033
                                                                    ------------
Total Miscellaneous Revenue
(Cost $14,870,478)                                                    15,167,133
                                                                    ------------
Industrial Development/Pollution Control
Revenue: 3.05%
    1,305,000    California Statewide                                  1,305,000
                 Communities Development
                 Authority Certificates of
                 Participation, The Internext
                 Group, 4.00%, 04/01/2002
    2,750,000    California Statewide                                  2,794,853
                 Communities Development
                 Authority Solid Waste Revenue,
                 4.95%, 04/01/2011
    3,050,000    Pope County, Arkansas Revenue,                        3,057,442
                 Refunding Entergy Arkansas
                 Inc. Project, 5.05%, 09/01/2028
    3,530,000    Matagorda County, Navigation                          3,505,890
                 District No. 1, Texas
                 Pollution Control Revenue,
                 Refunding Central Power &
                 Light Co. Series A,
                 3.75%, 05/01/2030
    1,000,000    Maricopa County, Industrial                             999,660
                 Development Authority, Arizona
                 Solid Waste Disposal Revenue,
                 Waste Management Inc. Project,
                 4.80%, 12/01/2031

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   5,000,000    Brazos River Authority, Texas                       $ 5,004,400
                 Pollution Control Revenue,
                 Refunding TXU Electric Co.
                 Project Series D,
                 4.25%, 05/01/2033
                                                                    ------------
Total Industrial Development/Pollution
Control Revenue (Cost $16,671,027)                                    16,667,245
                                                                    ------------
Total Revenue (Cost $94,165,706)                                      95,494,035
                                                                    ------------
================================================================================
ASSET-BACKED SECURITIES:                                                   1.77%
--------------------------------------------------------------------------------
Housing: 1.77%
    1,050,000    San Jose, California                                  1,067,483
                 Multifamily Housing Revenue,
                 El Parador Apartments Project
                 Series C, AMT, 4.90%, 01/01/2016
    3,325,000    Munimae Trust, Series 2001-1                          3,303,853
                 Class A, 4.35%, 10/26/2016
    3,875,000    Munimae Trust, Series 2001-2                          3,850,355
                 Class A, 4.35%, 10/26/2016
    1,355,000    California Rural Home Mortgage                        1,461,517
                 Finance Authority, Single
                 Family Mortgage Revenue,
                 Mortgage-Backed Securities
                 Program Series A, GNMA/FNMA
                 6.55%, 06/01/2030
                                                                    ------------
Total Housing (Cost $9,712,033)                                        9,683,208
                                                                    ------------
Total Asset-Backed Securities (Cost $9,712,033)                        9,683,208
                                                                    ------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $548,369,829)                    102.20%   $557,881,042
(Note B, below)
Cash and Other Assets, Less Liabilities                   (2.20)    (12,029,107)
                                                         -------   -------------
Net Assets (Equivalent to $14.01
per share based on 38,959,785
shares of capital stock outstanding)                     100.00%   $545,851,935
                                                         =======   =============
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FNMA-Federal National Mortgage Association
    GNMA-Government National Mortgage Association
(B) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $12,480,994 and gross unrealized depreciation of investments was $  2,969,781 resulting in net unrealized appreciation of $9,511,213.
(C) When-issued security.

See Notes to Financial Statements.

                      Schedule of Investments--Municipal Bond Portfolios      27

                   Sanford C. Bernstein Fund, Inc.
                   Schedule of Investments
                   New York Municipal Portfolio
                   March 31, 2002 (Unaudited)

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     9.00%
--------------------------------------------------------------------------------
$   1,500,000    New York City Series H,                             $ 1,500,000
                 Subseries H-2, MBIA,
                 1.40%, 08/01/2013
    2,300,000    New York City Subseries A-8,                          2,300,000
                 1.35%, 08/01/2018
    5,400,000    New York City Subseries A-7,                          5,400,000
                 1.35%, 08/01/2020
    9,400,000    New York City Series B,                               9,400,000
                 1.35%, 10/01/2021
   32,800,000    New York City Municipal Water                        32,800,000
                 Finance Authority, Water &
                 Sewer System Revenue Series C,
                 1.35%, 06/15/2023
    2,700,000    New York City Series B,                               2,700,000
                 Subseries B-4,
                 1.35%, 08/15/2023
   14,200,000    New York City Transitional                           14,200,000
                 Finance Authority Revenue,
                 Adjusted Future Tax Secured
                 Subseries B-1,
                 1.40%, 11/01/2027
    1,400,000    New York City Transitional                            1,400,000
                 Finance Authority Revenue,
                 Future Tax Series C, Daily
                 Floater, Putable Daily,
                 1.40%, 05/01/2028
    6,000,000    Long Island Power Authority,                          6,000,000
                 New York Electric Systems
                 Revenue, Subordinated Series
                 1B-RMKT, 1.40%, 05/01/2033
                                                                    ------------
Total Tax-Exempt Variable-Rate
Demand Notes (Cost $75,700,000)                                       75,700,000
                                                                    ------------
================================================================================
U.S. TREASURY BOND:                                                        0.89%
--------------------------------------------------------------------------------
    6,500,000    United States Treasury Bond                           7,467,915
                 7.50%, 11/15/2016
                                                                    ------------
Total U.S. Treasury Bond (Cost $7,810,740)                             7,467,915
                                                                    ------------
================================================================================
PREREFUNDED/ESCROWED:                                                      9.76%
--------------------------------------------------------------------------------
    1,600,000    New York City Series B, AMBAC,                        1,626,352
                 8.25%, 06/01/2017
                 Prerefunded 06/01/2001 @ 101.50
    2,130,000    New York City Municipal Water                         2,171,024
                 Finance Authority Series B,
                 6.375%, 06/15/2022
                 Prerefunded 06/15/2002 @ 101

*See Note 1, page 30 in Notes to Financial Statements.

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,100,000    MTA, New York Transit                               $ 2,156,511
                 Facilities Revenue Series L,
                 6.625%, 07/01/2014
                 Prerefunded 07/01/2002 @ 101.50
    1,240,000    MTA, New York Transit                                 1,278,787
                 Facilities Revenue Series J,
                 FGIC, 6.375%, 07/01/2010
                 Prerefunded 07/01/2002 @ 102
    2,010,000    New York City Series C,                               2,072,270
                 Subseries C-1, AMBAC,
                 6.625%, 08/01/2015
                 Prerefunded 08/01/2002 @ 101.50
    3,680,000    New York State Housing Finance                        3,828,893
                 Agency Service Contract
                 Revenue Series C,
                 6.30%, 03/15/2022
                 Prerefunded 09/15/2002 @ 102
    5,490,000    New York State Power Authority                        5,719,976
                 Revenue Series CC,
                 5.00%, 01/01/2009
                 Prerefunded 01/01/2003 @ 102
    1,955,000    New York State Power Authority                        2,036,895
                 Revenue Series CC,
                 5.00%, 01/01/2014
                 Prerefunded 01/01/2003 @ 102
    1,165,000    New York State Medical Care                           1,218,625
                 Facilities Finance Agency,
                 Hospital & Nursing Home
                 Insured Mortgage, FHA,
                 6.35%, 02/15/2012
                 Prerefunded 02/15/2003 @ 102
   31,715,000    New York City Health &                               33,509,117
                 Hospital Corp. Series A,
                 6.30%, 02/15/2020
                 Prerefunded 02/15/2003 @ 102
    5,605,000    New York State Dormitory                              5,968,989
                 Authority Revenue, State
                 University Educational
                 Facilities Series A,
                 6.375%, 05/15/2014
                 Prerefunded 05/15/2003 @102
      620,000    New York State Medical Care                             630,800
                 Facilities Finance Agency,
                 Hospital & Nursing Home
                 Insured Mortgage, FHA,
                 6.125%, 02/15/2014
                 Prerefunded 02/15/2004 @ 102
    1,140,000    New York State Environmental                          1,252,564
                 Facilities Corp., Pollution
                 Control Revenue, State Water
                 Revolving Fund Series E,
                 6.70%, 06/15/2010
                 Prerefunded 06/15/2004 @ 101.50

28 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,050,000    New York State Medical Care                         $ 1,151,923
                 Facilities Finance Authority,
                 Mental Health Services, MBIA,
                 6.15%, 02/15/2015
                 Prerefunded 08/15/2004 @ 102
    2,800,000    New York State Thruway                                3,040,436
                 Authority, General Revenue
                 Series C, 5.75%, 01/01/2009
                 Prerefunded 01/01/2005 @ 102
    1,410,000    New York State Medical Care                           1,457,376
                 Facilities Finance Authority,
                 Hospital & Nursing Home
                 Insured Mortgage, FHA,
                 5.875%, 02/15/2005
                 Escrowed to Maturity
      900,000    New York City Series B,                                 997,641
                 6.30%, 08/15/2008
                 Prerefunded 08/15/2005 @ 101
    2,220,000    New York State Power Authority                        2,474,412
                 Revenue Series W,
                 6.50%, 01/01/2008
                 Escrowed to Maturity
    3,945,000    New York State Medical Care                           4,082,917
                 Facilities Finance Agency,
                 Hospital & Nursing Home
                 Insured Mortgage Series C,
                 6.25%, 08/15/2012
                 Escrowed to Maturity
    4,670,000    Niagara Falls Bridge                                  5,460,818
                 Commission, New York Toll
                 Revenue, 6.30%, 10/01/2012
                 Escrowed to Maturity
                                                                    ------------
Total Prerefunded/Escrowed
(Cost $79,456,909)                                                    82,136,326
================================================================================
INSURED:                                                                  36.97%
--------------------------------------------------------------------------------
    1,740,000    Dansville Central School                              1,752,893
                 District, New York, FSA,
                 5.375%, 06/15/2002
    1,950,000    New York State Dormitory                              1,965,561
                 Authority, University of
                 Rochester Series A, MBIA,
                 5.00%, 07/01/2002
    1,805,000    Suffolk County, New York                              1,825,541
                 Series A, MBIA,
                 4.875%, 08/15/2002
    4,325,000    Port Authority of New York &                          4,384,728
                 New Jersey, Consolidated 119th
                 Series, FGIC,
                 5.00%, 09/15/2002
    1,315,000    Suffolk County, New York                              1,337,013
                 Judicial Facilities Agency
                 Agreement, John P. Cohalan
                 Complex, AMBAC,
                 5.00%, 10/15/2002

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,850,000    Nassau County, New York Series C,                   $ 1,890,922
                 FSA, 5.125%, 01/01/2003
    1,020,000    New York State Dormitory                              1,049,070
                 Authority, Brookdale Hospital,
                 Secured Hospital Program
                 Series J, FSA,
                 5.50%, 02/15/2003
    3,000,000    Long Island Power Authority,                          3,058,680
                 New York Electric System
                 Revenue, MBIA-IBC,
                 4.25%, 04/01/2003
    1,000,000    Jamestown, New York, City                             1,019,030
                 School District, FGIC,
                 4.00%, 06/15/2003
    2,525,000    New York State Dormitory                              2,633,146
                 Authority Lease Revenue, State
                 University Dormitory
                 Facilities Series A, AMBAC,
                 6.00%, 07/01/2003
    2,480,000    New York State Dormitory                              2,556,036
                 Authority Revenue, New York
                 University Series A, AMBAC,
                 6.00%, 07/01/2003
    1,340,000    New York State Dormitory                              1,441,733
                 Authority Revenue, City
                 University Series D, FGIC,
                 8.75%, 07/01/2003
    1,530,000    Suffolk County, New York                              1,588,966
                 Public Improvement Series B,
                 FGIC, 5.00%, 10/01/2003
    7,610,000    Rochester, New York, MBIA,                            7,911,509
                 5.125%, 10/01/2003
    3,000,000    Brookhaven, New York Public                           3,110,340
                 Improvement, FGIC,
                 4.75%, 11/01/2003
    1,660,000    Buffalo, New York Series C,                           1,701,317
                 FGIC, 4.00%, 12/01/2003
    5,980,000    Nassau County, New York Series C,                     6,200,303
                 FSA, 5.125%, 01/01/2004
      360,000    Niagara Frontier Authority,                             360,000
                 New York Airport Revenue,
                 Greater Buffalo International
                 Airport, AMBAC, AMT,
                 5.75%, 04/01/2004
    5,535,000    New York State Thruway                                5,890,679
                 Authority, Highway & Bridge
                 Trust Fund Series A, AMBAC,
                 6.25%, 04/01/2004
    7,070,000    New York State Dormitory                              7,426,611
                 Authority Revenue, City
                 University Series A, AMBAC,
                 5.25%, 07/01/2004
    1,000,000    Port Authority of New York &                          1,044,740
                 New Jersey, Consolidated 122nd
                 Series, FSA, 5.25%, 07/15/2004
    3,140,000    New York City Series E, FGIC,                         3,354,493
                 6.00%, 08/01/2004

                           Schedule of Investments--Municipal Bond Portfolios 29

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   6,715,000    Long Island Power Authority,                        $ 7,114,274
                 New York Electric System
                 Revenue Series A, AMBAC,
                 5.25%, 12/01/2004
    5,000,000    New York State Urban                                  5,252,000
                 Development Corp.,
                 Correctional Facilities Series A,
                 AMBAC, 5.31%, 01/01/2005
    1,000,000    Nassau County, New York Series A,                     1,089,220
                 FGIC, 6.50%, 05/01/2005
    1,560,000    MTA, New York Transit                                 1,648,936
                 Facilities Revenue Series M,
                 AMBAC, 5.20%, 07/01/2005
    7,445,000    New York State Dormitory                              7,873,683
                 Authority Revenue, City
                 University Series A, AMBAC,
                 5.25%, 07/01/2005
    1,000,000    New York State Dormitory                              1,088,070
                 Authority Revenue, City
                 University Series C, AMBAC,
                 6.25%, 07/01/2005
    8,955,000    Port Authority of New York &                          9,391,198
                 New Jersey, Consolidated 122nd
                 Series, FSA, 5.25%, 07/15/2005
    4,970,000    New York State Dormitory                              5,209,952
                 Authority Revenue, Refunding
                 Secured Hospital, Brookdale
                 Hospital Series J, FSA Credit,
                 5.125%, 02/15/2006
    1,200,000    Suffolk County, New York                              1,216,812
                 Public Improvement Series A,
                 MBIA, 4.00%, 04/01/2006
    1,640,000    Metropolitan Transportation                           1,810,019
                 Authority, New York
                 Transportation Facilities
                 Revenue Series K, MBIA-IBC,
                 6.30%, 07/01/2006
    1,350,000    Suffolk County, New York                              1,396,683
                 Public Improvement Series C, MBIA,
                 4.50%, 07/15/2006 (Note C, p. 38)
    3,615,000    New York State Project Finance                        3,724,679
                 Agency, HUD Section 236-Series A,
                 FSA, 4.95%, 11/01/2006
    2,025,000    New York State Urban                                  2,112,480
                 Development Corp.,
                 Correctional Facilities Series A,
                 AMBAC, 5.00%, 01/01/2007
    2,000,000    Suffolk County, New York,                             2,174,820
                 Southwest Sewer District,
                 MBIA, 6.00%, 02/01/2007
    1,965,000    Longwood Central School                               2,018,468
                 District Suffolk County, FGIC,
                 4.50%, 03/15/2007
    2,000,000    New York State Dormitory                              2,126,960
                 Authority, State University
                 Series B, FGIC,
                 5.375%, 05/15/2007

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   4,000,000    Westchester County, New York                        $ 4,227,240
                 Industrial Development Agency,
                 Resource Recovery Revenue
                 Series A, AMBAC,
                 5.60%, 07/01/2007
    1,000,000    MTA, New York Commuter                                1,095,680
                 Facilities Series A, MBIA,
                 6.00%, 07/01/2007
    2,400,000    MTA, New York Transit                                 2,663,424
                 Facilities Series K, MBIA,
                 6.30%, 07/01/2007
    2,305,000    Suffolk County, New York                              2,420,388
                 Public Improvement Series C, MBIA,
                 5.00%, 07/15/2007 (Note C, p. 38)
    1,560,000    New York City Transportation                          1,664,910
                 Authority, Certificates of
                 Participation Series A, AMBAC,
                 5.50%, 01/01/2008
    1,265,000    New York State Urban                                  1,352,070
                 Development Corp.,
                 Correctional Facilities Series A,
                 AMBAC, 5.50%, 01/01/2008
    1,345,000    Babylon, New York Series A,                           1,694,068
                 AMBAC, 9.20%, 01/15/2008
    3,480,000    New York State Dormitory                              3,555,307
                 Authority, Insured Mortgage
                 Hospital, Sound Shore Medical
                 Center, FHA, MBIA,
                 4.35%, 02/01/2008
    2,060,000    Longwood Central School                               2,112,921
                 District Suffolk County, FGIC,
                 4.50%, 03/15/2008
    2,750,000    New York State Thruway                                2,910,573
                 Authority, Highway & Bridge
                 Trust Fund, Series A, FSA,
                 5.25%, 04/01/2008
    1,000,000    Suffolk County, New York,                             1,051,680
                 Waterworks Authority, MBIA,
                 5.10%, 06/01/2008
    1,485,000    New York State Dormitory                              1,532,134
                 Authority, New York University
                 Series B, MBIA,
                 5.00%, 07/01/2008
    1,910,000    MTA, New York Transit                                 2,080,849
                 Facilities Service Contract
                 Series O, AMBAC,
                 5.75%, 07/01/2008
    4,575,000    New York State Series B,                              4,878,414
                 AMBAC, 5.625%, 08/15/2008
    4,550,000    Long Island Power Authority,                          4,791,878
                 New York Electric System Revenue
                 Series 8, Subseries 8B-RMK, AMBAC,
                 5.25%, 04/01/2009 (Note C, p. 38)
    1,000,000    New York State Thruway                                1,042,750
                 Authority, Highway & Bridge
                 Trust Fund Series A, MBIA,
                 5.25%, 04/01/2009

30 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,065,000    New York State Dormitory                            $ 1,141,915
                 Authority Revenue, State
                 University Educational
                 Facilities Series A, MBIA,
                 5.50%, 05/15/2009
    4,055,000    New York State Dormitory                              4,347,852
                 Authority, State University
                 Series A, FGIC,
                 5.50%, 05/15/2009
    1,175,000    New York City Municipal Water                         1,254,501
                 Finance Authority Series A,
                 MBIA, 5.75%, 06/15/2009
    3,630,000    New York State Dormitory                              3,928,422
                 Authority, City University
                 Series A, AMBAC,
                 5.75%, 07/01/2009
    2,000,000    New York State Dormitory                              2,176,520
                 Authority, City University
                 Series A, FSA,
                 5.75%, 07/01/2009
    1,495,000    MTA, New York Commuter                                1,662,829
                 Facilities Series A, MBIA,
                 6.10%, 07/01/2009
    1,550,000    Babylon, New York Waste                               1,999,082
                 Facilities, FGIC,
                 9.00%, 08/01/2009
    1,090,000    Nassau County, New York Series G,                     1,154,474
                 MBIA, 5.40%, 01/15/2010
    1,120,000    Nassau County, New York                               1,197,146
                 Combined Sewer Districts
                 Series A, AMBAC,
                 5.50%, 07/01/2010
    4,085,000    Long Island Power Authority,                          4,249,135
                 New York Electric System
                 Revenue, MBIA,
                 5.125%, 04/01/2011
    3,415,000    New York State Dormitory                              3,462,673
                 Authority, New York University
                 Series A, MBIA,
                 5.00%, 07/01/2011
    1,085,000    New York State Dormitory                              1,131,590
                 Authority, New York Medical
                 College, MBIA,
                 5.25%, 07/01/2011
    1,000,000    Nassau County, New York Series A,                     1,107,550
                 AMBAC, 6.00%, 07/01/2011
    1,000,000    New York State Dormitory                              1,084,110
                 Authority Revenue, Mental
                 Health Services Facilities Series D,
                 FSA, 5.75%, 08/15/2011
    2,725,000    New York City Educational                             2,867,790
                 Construction Fund, MBIA,
                 5.50%, 10/01/2011
    1,000,000    New York State Dormitory                              1,076,180
                 Authority Revenue, Mental Health
                 Services Facilities Series D, FSA,
                 5.75%, 02/15/2012

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,630,000    Islip, New York Resource                            $ 1,739,911
                 Recovery Agency Revenue Series B,
                 AMBAC, AMT, 6.125%, 07/01/2012
    1,540,000    New York State Dormitory                              1,692,506
                 Authority, New York University
                 Series A, MBIA,
                 5.75%, 07/01/2012
    1,000,000    Nassau County, New York Series A,                     1,109,810
                 FGIC, 6.00%, 07/01/2012
    1,100,000    Albany County, New York, FGIC,                        1,141,866
                 5.00%, 10/01/2012
    1,850,000    New York State Dormitory                              1,899,210
                 Authority, Municipal Health
                 Facilities Series 1, FSA,
                 5.125%, 01/15/2013
    1,110,000    New York State Dormitory                              1,153,934
                 Authority, Mental Health
                 Services Facilities Series D,
                 MBIA, 5.25%, 02/15/2013
    2,305,000    New York State Dormitory                              2,527,179
                 Authority Revenue, Mental
                 Health Services Facilities
                 Series D, FSA,
                 5.875%, 02/15/2013
    1,000,000    New York City Municipal Water                         1,110,550
                 Finance Authority Series A,
                 AMBAC, 5.875%, 06/15/2013
    1,135,000    New York State Dormitory                              1,229,285
                 Authority, City University
                 System Series 1, FSA,
                 5.75%, 07/01/2013
    1,000,000    Nassau County, New York Series A,                     1,107,840
                 FGIC, 6.00%, 07/01/2013
    1,140,000    New York State Dormitory                              1,165,023
                 Authority, Brookdale Hospital,
                 Secured Hospital Program,
                 MBIA, 5.20%, 02/15/2014
    1,000,000    New York State Urban                                  1,024,250
                 Development Corp., Community
                 Enhancement Facilities, AMBAC,
                 5.125%, 04/01/2014
    1,095,000    Clifton Park, New York Water                          1,103,366
                 Authority, FGIC,
                 5.00%, 10/01/2014
    3,930,000    New York State Dormitory                              3,990,561
                 Authority, Secured Hospital
                 Program Series E, MBIA,
                 5.20%, 02/15/2015
    1,355,000    New York State Local                                  1,365,257
                 Government Assistance Corp.,
                 Series A, FGIC,
                 5.00%, 04/01/2015
    7,860,000    MTA, New York Dedicated Tax                           8,098,551
                 Fund Series A, FSA,
                 5.25%, 04/01/2015

                           Schedule of Investments--Municipal Bond Portfolios 31

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,355,000    Port Authority of New York &                        $ 1,354,268
                 New Jersey, Consolidated 117th
                 Series, FGIC, AMT,
                 5.125%, 11/15/2015
    2,220,000    Long Island Power Authority,                          2,240,579
                 New York Electric System
                 Revenue Series A, FSA,
                 5.00%, 12/01/2015
    2,330,000    New York State Urban                                  2,373,967
                 Development Corp.,
                 Correctional Facilities Series B,
                 AMBAC, 5.25%, 01/01/2016
    5,820,000    New York State Dormitory                              5,871,973
                 Authority Revenue, Wyckoff
                 Heights Series H, MBIA,
                 5.20%, 02/15/2016
    1,000,000    New York State Dormitory                              1,008,930
                 Authority, North General
                 Hospital, Secured Hospital
                 Program Series G, MBIA,
                 5.20%, 02/15/2016
    5,905,000    New York State Dormitory                              6,474,951
                 Authority, State University
                 Educational Facilities Series
                 1989 Resources, MBIA,
                 6.00%, 05/15/2016
    2,240,000    New York City Series B, FSA,                          2,269,725
                 5.25%, 08/01/2016
    2,610,000    Nassau County, New York                               2,722,334
                 Interim Finance Authority,
                 Sales Tax Secured Series A-1,
                 AMBAC, 5.375%, 11/15/2016
    1,000,000    Nassau County, New York                               1,033,700
                 Interim Finance Authority,
                 Sales Tax Secured Series A-1,
                 AMBAC, 5.375%, 11/15/2016
    1,310,000    New York State Thruway                                1,301,799
                 Authority, Highway & Bridge
                 Trust Fund Series B, FSA,
                 5.00%, 04/01/2017
    1,530,000    New York State Dormitory                              1,590,542
                 Authority Lease Revenue, State
                 University, FGIC, 5.50%, 07/01/2017
    1,985,000    New York State Dormitory                              2,210,595
                 Authority, State University
                 Series A, MBIA,
                 6.00%, 07/01/2017
    2,045,000    New York State Series D,                              2,029,744
                 AMBAC, 5.00%, 07/15/2017
    4,860,000    New York State Dormitory                              4,777,866
                 Authority, Mental Health
                 Services Series D, MBIA,
                 5.00%, 08/15/2017
    8,165,000    Triborough Bridge & Tunnel                            8,235,954
                 Authority, New York Special
                 Obligation Series A, MBIA,
                 5.125%, 01/01/2018

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,120,000    New York State Thruway                              $ 1,112,687
                 Authority, Highway & Board
                 Series A, FGIC,
                 5.00%, 04/01/2018
    3,500,000    New York State Thruway                                3,543,435
                 Authority, Highway & Bridge
                 Trust Fund, Series A, FSA,
                 5.25%, 04/01/2018
    1,000,000    MTA, New York Transit                                   993,330
                 Facilities Revenue Series B-1,
                 AMBAC, 5.00%, 07/01/2018
    1,000,000    New York State Dormitory                              1,008,590
                 Authority Revenue, Winthrop
                 University Hospital Associates
                 Series A, AMBAC,
                 5.25%, 07/01/2018
    1,000,000    New York State Dormitory                              1,117,360
                 Authority, New York University
                 Series A, MBIA,
                 6.00%, 07/01/2018
    2,720,000    New York State Housing Finance                        2,783,158
                 Agency Service Contract
                 Obligation Revenue Series C,
                 MBIA-IBC, 5.50%, 09/15/2018
    1,780,000    New York State Dormitory                              1,785,571
                 Authority Revenue, Mental
                 Health Services Series C, MBIA,
                 5.25%, 02/15/2019
    1,325,000    New York State Dormitory                              1,330,101
                 Authority Revenue, South
                 Nassau Community Hospital
                 Series B, AMBAC,
                 5.25%, 07/01/2019
    3,520,000    New York State Dormitory                              3,931,946
                 Authority, New York University
                 Series A, MBIA,
                 6.00%, 07/01/2019
    9,885,000    Metropolitan Transportation                           9,981,082
                 Authority, New York Dedicated
                 Tax Fund Series A, FGIC,
                 5.25%, 11/15/2019
    1,260,000    MTA, New York Commuter, AMBAC,                        1,231,889
                 Facilities Series B,
                 5.00%, 07/01/2020
    1,000,000    New York State Dormitory                              1,025,400
                 Authority, Lease Revenue,
                 State University, FGIC,
                 5.50%, 07/01/2020
    1,370,000    New York State Local                                  1,329,133
                 Government Assistance Corp.
                 Series B, MBIA,
                 5.00%, 04/01/2021
    1,220,000    New York City Series D, MBIA,                         1,212,582
                 5.25%, 08/01/2021
    1,000,000    New York City Municipal Water                           982,030
                 Finance Authority Series A,
                 AMBAC, 5.125%, 06/15/2022

32 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,500,000    Long Island Power Authority,                        $ 2,454,525
                 New York Electric System
                 Revenue Series A, FSA,
                 5.125%, 12/01/2022
    1,240,000    New York City Series J, MBIA,                         1,186,618
                 5.00%, 08/01/2023
    5,300,000    Long Island Power Authority,                          5,390,153
                 New York Electric System
                 Revenue Series A, MBIA-IBC,
                 5.50%, 12/01/2023
                                                                    ------------
Total Insured (Cost $302,699,999)                                    311,023,236
                                                                    ------------
================================================================================
TAX SUPPORTED:                                                            21.74%
--------------------------------------------------------------------------------
Local General Obligations: 4.25%
      615,000    New York City Series C,                                 623,610
                 6.30%, 08/01/2002
    5,025,000    New York City Series B,                               5,092,787
                 5.70%, 08/15/2002
    1,180,000    New York City Series D,                               1,210,562
                 5.40%, 02/15/2003
    1,015,000    New York City Series B,                               1,069,191
                 6.75%, 08/15/2003
    4,315,000    New York City Series B,                               4,416,618
                 7.50%, 02/01/2004
    2,400,000    New York City Series E,                               2,582,064
                 6.60%, 08/01/2004
      455,000    New York City Series B,                                 483,902
                 6.00%, 08/15/2004
    1,000,000    Westchester County, New York,                         1,109,750
                 7.10%, 12/01/2004
    1,000,000    New York City Series C,                               1,050,790
                 5.60%, 02/01/2005
    1,310,000    New York City Series G,                               1,388,626
                 5.75%, 02/01/2006
    1,000,000    New York City Series I,                               1,081,480
                 6.25%, 04/15/2006
    1,300,000    Westchester County, New York                          1,462,123
                 Series A, 6.75%, 02/01/2007
      500,000    New York City Series F,                                 526,320
                 5.50%, 08/01/2007
    4,455,000    New York City Series B,                               4,793,045
                 6.30%, 08/15/2008
    2,600,000    Onondaga County, New York,                            2,814,604
                 5.70%, 04/01/2009
    2,600,000    Onondaga County, New York,                            2,836,730
                 5.70%, 04/01/2011
    3,250,000    New York City Series F,                               3,227,153
                 5.25%, 08/01/2016
                                                                    ------------
Total Local General Obligations
(Cost $34,265,769)                                                    35,769,355
                                                                    ------------
Tax Lease: 8.50%
    2,615,000    New York State Dormitory                              2,615,000
                 Authority, Community
                 Enhancement Facilities Series B,
                 4.50%, 04/01/2002

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,700,000    New York State Urban                                $ 2,700,000
                 Development Corp., Community
                 Enhancement Facilities Series A,
                 4.50%, 04/01/2002
    2,345,000    New York State Dormitory                              2,345,000
                 Authority Revenue, Service
                 Contract Series C,
                 5.15%, 04/01/2002
    3,900,000    New York State Dormitory                              3,931,239
                 Authority, City University
                 System Consolidated Series 1,
                 5.00%, 07/01/2002
    1,000,000    New York State Medical Care                           1,031,540
                 Facilities Finance Agency,
                 Mental Health Services Series F,
                 6.00%, 02/15/2003
      720,000    New York State Medical Care                             743,616
                 Facilities Finance Authority,
                 Mental Health Services Series F,
                 6.20%, 02/15/2003
    3,075,000    New York State Dormitory                              3,143,880
                 Authority Revenue, Community
                 Enhancement Facilities Series A,
                 4.50%, 04/01/2003
    1,335,000    New York State Dormitory                              1,374,169
                 Authority Revenue, State
                 Service Contract Series C,
                 5.25%, 04/01/2003
    2,000,000    New York State Thruway                                2,025,000
                 Authority, Service Contract,
                 6.20%, 04/01/2003
    1,050,000    New York State Dormitory                              1,098,437
                 Authority Revenue, Refunding
                 Secured Hospital North General
                 Hospital Series G,
                 5.50%, 02/15/2004
    1,050,000    New York State Certificates                           1,068,554
                 of Participation, General
                 Services Executive Department,
                 4.00%, 03/01/2004
    1,110,000    New York State Dormitory                              1,142,212
                 Authority Revenue, Service
                 Contract Series A,
                 4.50%, 04/01/2004
      585,000    Puerto Rico Commonwealth Urban                          588,633
                 Renewal & Housing Corp.,
                 7.875%, 10/01/2004
    2,000,000    New York State Urban                                  2,131,780
                 Development Corp.,
                 Correctional Facilities Series 5,
                 6.00%, 01/01/2005
    1,165,000    MTA, New York Transit                                 1,230,193
                 Facilities Service Contract,
                 5.30%, 07/01/2005
    1,020,000    New York State Dormitory                              1,089,493
                 Authority, City University
                 Series A, 5.70%, 07/01/2005

                      Schedule of Investments--Municipal Bond Portfolios      33

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,780,000    New York State Dormitory                            $ 1,901,271
                 Authority, City University
                 Series D, 5.70%, 07/01/2005
    1,000,000    New York State Urban                                  1,043,270
                 Development Corp.,
                 Correctional Facilities Series 4,
                 5.25%, 01/01/2006
    1,645,000    MTA, New York Transit                                 1,748,503
                 Facilities Service Contract,
                 5.40%, 07/01/2006
    1,250,000    MTA, New York Transit                                 1,327,000
                 Facilities Service Contract,
                 5.45%, 07/01/2007
    3,510,000    New York State Dormitory                              3,775,426
                 Authority, City University
                 Series 2, 5.75%, 07/01/2007
    2,980,000    New York State Dormitory                              3,316,661
                 Authority Revenue, Mental
                 Health Services Facilities
                 Improvement Series B,
                 6.50%, 02/15/2008
    1,905,000    New York State Thruway                                1,962,321
                 Authority, Service Contract,
                 5.125%, 04/01/2008
    1,505,000    New York State Dormitory                              1,612,773
                 Authority, Mental Health Services,
                 5.70%, 02/15/2009
    1,505,000    New York State Dormitory                              1,688,565
                 Authority Revenue, Mental
                 Health Services Facilities
                 Improvement Series B,
                 6.50%, 02/15/2009
    2,215,000    New York State Urban                                  2,383,982
                 Development Corp.,
                 Correctional Facilities Series A,
                 5.70%, 04/01/2009
    1,125,000    New York State Dormitory                              1,215,450
                 Authority, City University
                 Series A, 5.75%, 07/01/2009
    1,490,000    Triborough Bridge & Tunnel                            1,644,319
                 Authority, New York Convention
                 Center Series E,
                 6.00%, 01/01/2011
    1,000,000    New York State Dormitory                              1,034,780
                 Authority, Westchester County
                 Court Facilities, AMBAC Surety,
                 5.125%, 08/01/2012
    1,115,000    New York State Dormitory                              1,155,441
                 Authority Lease Revenue, Court
                 Facilities Westchester County,
                 AMBAC, Surety 5.25%, 08/01/2013
    5,715,000    Yonkers, New York Industrial                          5,843,588
                 Development Agency Civic
                 Facilities Revenue, Community
                 Development Properties Series A,
                 6.25%, 02/01/2016

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   3,060,000    New York State Dormitory                            $ 3,149,077
                 Authority Revenue, City
                 University Systems
                 Consolidated 4th General
                 Series A, 5.50%, 07/01/2017
    2,090,000    New York State Dormitory                              2,115,247
                 Authority, Westchester County
                 Court Facilities, AMBAC Surety,
                 5.25%, 08/01/2017
    3,050,000    New York State Dormitory                              3,118,473
                 Authority Revenue, City
                 University Systems
                 Consolidated 4th General
                 Series A, 5.50%, 07/01/2018
    3,120,000    New York State Dormitory                              3,180,840
                 Authority Revenue, City
                 University Systems
                 Consolidated 4th General
                 Series A, 5.50%, 07/01/2019
                                                                    ------------
Total Tax Lease (Cost $68,997,268)                                    71,475,733
                                                                    ------------
Special Tax: 8.99%
    1,235,000    MAC New York Series I,                                1,245,695
                 5.25%, 07/01/2002
    1,110,000    MAC New York Series J,                                1,154,855
                 5.75%, 07/01/2003
    7,025,000    New York City Transitional                            7,282,958
                 Finance Authority Revenue,
                 Future Tax Secured Series C,
                 5.00%, 02/01/2004
    7,925,000    MAC New York Series E,                                8,456,450
                 6.00%, 07/01/2004
   10,530,000    MAC New York Series J,                               11,236,142
                 6.00%, 07/01/2004
    9,855,000    MAC New York Series E,                               10,654,142
                 6.00%, 07/01/2005
    3,035,000    New York State Local                                  3,316,375
                 Government Assistance Corp.,
                 Series A, 6.00%, 04/01/2008
    4,185,000    New York City Transitional                            4,350,349
                 Finance Authority Series C,
                 5.25%, 05/01/2012
    1,740,000    New York State Local                                  1,792,270
                 Government Assistance Corp.,
                 Series D, 5.375%, 04/01/2014
    1,865,000    New York City Transitional                            1,920,558
                 Finance Authority Series C,
                 5.25%, 05/01/2014
    1,890,000    New York City Transitional                            1,933,754
                 Finance Authority Series C,
                 5.25%, 05/01/2015
    1,185,000    New York City Transitional                            1,201,697
                 Finance Authority Series B,
                 5.125%, 11/01/2015

34 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$  10,915,000    New York City Transitional                         $ 11,325,295
                 Finance Authority Series B,
                 5.50%, 02/01/2017
    1,000,000    New York City Transitional                            1,010,020
                 Finance Authority Revenue
                 Future Tax Secured Series A,
                 5.25%, 05/01/2017
    3,200,000    New York City Transitional                            3,262,368
                 Finance Authority Revenue,
                 Future Tax Secured Series A,
                 5.375%, 02/15/2018
    1,810,000    Beacon Tradeport Community                            1,802,199
                 Development District, Florida
                 Special Assessment Industrial
                 Project Series B,
                 7.125%, 05/01/2022
    3,910,000    New York City Transitional                            3,705,546
                 Finance Authority Series C,
                 5.00%, 05/01/2026
                                                                    ------------
Total Special Tax (Cost $73,651,962)                                  75,650,673
                                                                    ------------
Total Tax Supported (Cost $176,914,999)                              182,895,761
                                                                    ------------
================================================================================
REVENUE:                                                                  18.25%
--------------------------------------------------------------------------------
Airport Revenue: 0.49%
    1,300,000    Denver City & County, Colorado                        1,351,259
                 Airport Revenue Series B,
                 7.25%, 11/15/2005
    1,495,000    New York City Industrial                              1,545,860
                 Development Agency, Special
                 Facilities Revenue, Terminal
                 One Group Association Limited
                 Partnership Project, AMT,
                 6.00%, 01/01/2007
    1,000,000    Denver City & County, Colorado                        1,192,130
                 Airport Revenue Series D, AMT,
                 7.75%, 11/15/2013
                                                                    ------------
Total Airport Revenue (Cost $3,823,396)                                4,089,249
                                                                    ------------
Electric Revenue: 1.50%
    4,560,000    Long Island Power Authority,                          4,560,000
                 New York Electric System Revenue,
                 5.00%, 04/01/2002
    3,375,000    Long Island Power Authority,                          3,456,675
                 New York Electric System Revenue,
                 5.00%, 04/01/2003
    2,680,000    New York State Power Authority                        2,701,842
                 Revenue & General Purpose
                 Consented, 2.90%, 03/01/2016
    1,875,000    New York State Power                                  1,887,675
                 Authority, Revenue & General
                 Purpose, 2.90%, 03/01/2020
                                                                    ------------
Total Electric Revenue (Cost $12,560,694)                             12,606,192
                                                                    ------------

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
Health Care Revenue: 0.40%
$   1,000,000    Nassau County, New York                              $  980,330
                 Industrial Development Agency
                 Civic Facility Revenue,
                 Refunding North Shore Health
                 Systems Projects, Series C,
                 5.625%, 11/01/2010
      965,000    New York State Medical Care                           1,012,970
                 Facilities Finance Agency,
                 Hospital & Nursing Home
                 Insured Mortgage Series A,
                 FHA, 6.125%, 02/15/2014
    1,305,000    New York State Dormitory                              1,338,395
                 Authority, Lenox Hill Hospital
                 Obligation Group,
                 5.75%, 07/01/2017
                                                                    ------------
Total Health Care Revenue (Cost $3,297,425)                            3,331,695
                                                                    ------------
Higher Education Revenue: 0.90%
    1,000,000    New York State Dormitory                              1,080,210
                 Authority, Columbia University,
                 5.625%, 07/01/2006
    1,290,000    New York State Dormitory                              1,402,759
                 Authority, Columbia University,
                 5.75%, 07/01/2007
    2,120,000    New York City Industrial                              2,244,720
                 Development Agency, Civic
                 Facilities Revenue,
                 Polytechnic University Project,
                 5.75%, 11/01/2011
    1,655,000    New York City Industrial                              1,751,486
                 Development Agency, Civic
                 Facilities Revenue,
                 Polytechnic University Project,
                 5.75%, 11/01/2012
    1,045,000    New York City Industrial                              1,071,261
                 Development Agency, Civic
                 Facilities Revenue,
                 Polytechnic University Project,
                 6.00%, 11/01/2020
                                                                    ------------
Total Higher Education Revenue
(Cost $7,148,657)                                                      7,550,436
                                                                    ------------
Tobacco Revenue: 1.99%
    1,000,000    Nassau County, New York                               1,026,300
                 Tobacco Settlement Corp.,
                 Asset-Backed Series A,
                 5.20%, 07/15/2010
    3,700,000    TSASC, Inc., New York Series 1,                       3,776,294
                 Tobacco Flexible Amortization
                 Bonds, 5.40%, 07/15/2012
    1,135,000    Erie County, New York, Tobacco                        1,167,779
                 Asset, Senior Class A,
                 5.75%, 07/15/2014
    1,960,000    Erie County, New York, Tobacco                        2,031,755
                 Asset, Senior Class A,
                 6.00%, 07/15/2020

                           Schedule of Investments--Municipal Bond Portfolios 35

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,355,000    TSASC, Inc., New York                               $ 2,439,403
                  Series 1, Tobacco Flexible
                  Amortization Bonds,
                  5.80%, 06/01/2023
    1,000,000    Rensselaer Tobacco Asset                                991,950
                 Securitization Corp., New York
                 Tobacco Settlement Revenue,
                 Asset-Backed Series A,
                 5.20%, 06/01/2025
    5,025,000    Monroe Tobacco Asset                                  5,323,887
                 Securitization Corp., New York
                 Tobacco Settlement Revenue,
                 Asset-Backed,
                 6.15%, 06/01/2025
                                                                    ------------
Total Tobacco Revenue (Cost $16,189,114)                              16,757,368
                                                                    ------------
Toll Revenue: 2.81%
      725,000    Triborough Bridge & Tunnel                              778,520
                 Authority, New York Toll
                 Revenue Series Y,
                 5.80%, 01/01/2006
    2,370,000    Triborough Bridge & Tunnel                            2,414,935
                 Authority, New York Toll
                 Revenue Series A,
                 5.00%, 01/01/2012
    4,450,000    New York State Bridge                                 4,473,541
                 Authority Revenue,
                 5.00%, 01/01/2017
    5,025,000    Triborough Bridge & Tunnel                            5,097,310
                 Authority, New York Toll
                 Revenue Series A,
                 5.25%, 01/01/2017
    9,370,000    Triborough Bridge & Tunnel                            9,944,474
                 Authority, New York Toll
                 Revenue Series Y,
                 5.50%, 01/01/2017
    1,000,000    Triborough Bridge & Tunnel                              973,540
                 Authority, New York Toll Revenue
                 Series A, 5.00%, 01/01/2020
                                                                    ------------
Total Toll Revenue (Cost $23,663,998)                                 23,682,320
                                                                    ------------
Water/Sewer Revenue: 6.12%
    2,510,000    New York State Environmental                          2,601,439
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 92-B,
                 6.25%, 09/15/2005
    2,510,000    New York State Environmental                          2,602,544
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 92-B,
                 6.35%, 09/15/2006
    1,000,000    Ulster County Resource                                1,033,610
                 Recovery Agency, New York
                 Solid Waste System,
                 5.90%, 03/01/2007

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,000,000    New York State Environmental                        $ 1,068,360
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 94-A,
                 5.75%, 06/15/2007
    1,885,000    New York State Environmental                          2,065,847
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 97-D,
                 6.00%, 06/15/2007
    2,975,000    New York State Environmental                          3,123,036
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 95-A,
                 5.20%, 05/15/2008
    3,085,000    New York State Environmental                          3,233,512
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 95-A,
                 5.30%, 05/15/2009
    1,485,000    New York City Municipal Water                         1,635,921
                 Finance Authority Series A,
                 6.00%, 06/15/2009
      780,000    New York State Environmental                            824,741
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 95-A,
                 5.40%, 05/15/2010
    1,395,000    New York City Municipal Water                         1,543,107
                 Finance Authority Series A,
                 6.00%, 06/15/2010
    3,865,000    New York State Environmental                          3,991,733
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 96-A,
                 4.95%, 06/15/2010
    3,800,000    New York State Environmental                          4,011,318
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 95-B,
                 5.50%, 06/15/2010
    4,680,000    New York State Environmental                          5,134,849
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 94-A,
                 5.75%, 06/15/2011

36 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,000,000    New York State Environmental                        $ 1,011,280
                 Facilities Corp., Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 90-A,
                 7.50%, 06/15/2012
    1,015,000    New York State Environmental                          1,037,563
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 96-A,
                 5.20%, 12/15/2015
    2,320,000    New York City Municipal Water                         2,417,278
                 Finance Authority Water &
                 Sewer Systems Revenue
                 Refunding Series D,
                 5.50%, 06/15/2017
    1,200,000    New York State Environmental                          1,194,636
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Municipal Water Finance Series 01-D,
                 5.00%, 06/15/2018
    1,250,000    New York State Environmental                          1,235,700
                 Facilities Corp., Clean Water
                 & Drinking Revolving Funds,
                 Municipal Water Finance Series 01-D,
                 5.00%, 06/15/2019
    5,025,000    New York City Municipal Water                         4,987,765
                 Finance Authority Water &
                 Sewer Systems Revenue
                 Refunding Series D,
                 5.125%, 06/15/2019
    1,440,000    New York State Environmental                          1,446,883
                 Facilities Corp., Pooled Loan,
                 State Revolving Fund Series 98-D,
                 5.15%, 10/15/2019
    5,000,000    New York State Environmental                          5,321,200
                 Facilities Corp., Pooled Loan,
                 Pollution Control Revenue,
                 State Revolving Fund Series 00-B,
                 5.875%, 07/15/2020
                                                                    ------------
Total Water/Sewer Revenue (Cost $49,592,972)                          51,522,322
                                                                    ------------
Miscellaneous Revenue: 1.33%
    1,420,000    Virgin Islands Public Finance                         1,437,225
                 Authority Revenue Refunding
                 Subordinated Lien-Fund Loan
                 Notes Series D,
                 5.50%, 10/01/2002
    1,000,000    Port Authority of New York &                          1,016,160
                 New Jersey, Consolidated 124th
                 Series, AMT, 4.00%, 08/01/2003
    3,495,000    Battery Park City Authority,                          3,660,278
                 New York Revenue Series A,
                 6.00%, 11/01/2003

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,000,000    New York Convention Center                         $ 2,053,160
                 Operating Corp., Certificates
                 of Participation, Yale
                 Building Acquisition Project,
                 6.50%, 12/01/2004
    1,000,000    United Nations Development                           1,002,990
                 Corp., New York Revenue,
                 Senior Lien Series B,
                 5.00%, 07/01/2006
    1,000,000    Port Authority of New York &                         1,013,600
                 New Jersey, Consolidated
                 91st Series, 5.125%, 11/15/2011
    1,000,000    Port Authority of New York &                         1,031,290
                 New Jersey, Consolidated 72nd
                 Series, 7.35%, 10/01/2027
                                                                   ------------
Total Miscellaneous Revenue (Cost $11,022,176)                       11,214,703
                                                                   ------------
Industrial Development/Pollution Control
Revenue: 2.71%
    4,750,000    Pope County, Arkansas Revenue,                       4,761,590
                 Energy Arkansas Inc. Project,
                 5.05%, 09/01/2028
    5,500,000    Matagorda County, Texas                              5,462,435
                 Navigation District No. 1
                 Pollution Control Revenue,
                 Refunding Central Power &
                 Light Co. Series A,
                 3.75%, 05/01/2030
    4,900,000    Maricopa County, Arizona                             4,898,334
                 Industrial Development Authority,
                 Solid Waste Disposal Revenue,
                 Waste Management Inc. Project,
                 4.80%, 12/01/2031
    7,690,000    Brazos River Authority, Texas                        7,696,767
                 Pollution Control Revenue,
                 Refunding TXU Electric Co.
                 Project Series D,
                 4.25%, 05/01/2033
                                                                   ------------
Total Industrial Development/Pollution
Control Revenue (Cost $22,840,000)                                   22,819,126
                                                                   ------------
Total Revenue (Cost $150,138,432)                                   153,573,411
                                                                   ------------
================================================================================
ASSET-BACKED SECURITIES:                                                   1.46%
--------------------------------------------------------------------------------
Housing: 1.46%
   10,725,000    New York State Mortgage Agency                      10,677,917
                 Revenue, AMT Homeowner
                 Mortgage Series 99,
                 4.50%, 04/01/2023
    1,635,000    New York State Mortgage Agency                       1,621,479
                 Revenue, AMT Homeowner
                 Mortgage Series 69,
                 5.50%, 10/01/2028
                                                                   ------------
Total Housing (Cost $12,364,084)                                     12,299,396
                                                                   ------------
Total Asset-Backed Securities (Cost $12,364,084)                     12,299,396
                                                                   ------------

                      Schedule of Investments--Municipal Bond Portfolios      37

================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $805,085,163)                      98.07%   $825,096,045
(Note B, below)
Cash and Other Assets, Less Liabilities                     1.93      16,221,067
                                                          ------    ------------
Net Assets (Equivalent to $13.67
per share based on 61,551,138
shares of capital stock outstanding)                      100.00%   $841,317,112
                                                          =======   ============
--------------------------------------------------------------------------------
(A) Explanation of
    abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration
    MTA-Metropolitan Transportation Authority
(B) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $22,227,542 and gross unrealized depreciation of investments was $2,216,660 resulting in net unrealized appreciation of $20,010,882.
(C) When-issued security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                           Short Duration Diversified
                               Municipal Portfolio
                           March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     3.06%
--------------------------------------------------------------------------------
$     125,000    California Infrastructure &                          $  125,000
                 Economic Development Bank
                 Revenue, Independent Systems
                 Operating Corp. Project C,
                 2.20%, 04/01/2009
    1,600,000    Burke County, Georgia                                 1,600,000
                 Development Authority
                 Pollution Control Revenue,
                 Georgia Power Company Plant
                 Vogtle-4Th, 1.40%, 07/01/2024
    2,100,000    Michigan State Strategic Fund                         2,100,000
                 Limited Obligations Revenue,
                 Dow Chemical Co. Project,
                 1.80%, 12/01/2030
    2,100,000    Gulf Coast Industrial                                 2,100,000
                 Development Authority, Texas
                 Environmental Facilities
                 Revenue, Citgo Petroleum Corp.
                 Project, 1.60%, 02/01/2032
                                                                    ------------
Total Tax-Exempt Variable-Rate
Demand Notes (Cost $5,925,000)                                         5,925,000
                                                                    ------------
================================================================================
PREREFUNDED/ESCROWED:                                                     12.47%
--------------------------------------------------------------------------------
    1,000,000    Indiana Transportation Finance                        1,043,870
                 Authority Airport Facilities
                 Lease Revenue Series A,
                 6.25%, 11/01/2016
                 Prerefunded 11/01/2002 @ 102
    1,000,000    Denver City & County, Colorado                        1,052,000
                 Airport Revenue Series A,
                 7.25%, 11/15/2025
                 Prerefunded 11/15/2002 @ 102
    1,425,000    Lower Colorado River                                  1,485,662
                 Authority, Texas Revenue,
                 Fifth Supply Series,
                 5.25%, 01/01/2005
                 Prerefunded 01/01/2003 @ 102
    2,675,000    Tulsa Industrial Authority                            2,873,726
                 Oklahoma Hospital Revenue,
                 Tulsa Regional Medical Center,
                 7.20%, 06/01/2017
                 Prerefunded 06/01/2003 @ 100
    2,000,000    St. Louis County, Missouri                            2,124,000
                 Regional Convention & Sports
                 Complex Authority Series B,
                 7.00%, 08/15/2011
                 Prerefunded 08/15/2003 @ 100

*See Note 1, page 30 in Notes to Financial Statements.

38 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,690,000    Inland Protection Financing                         $ 2,783,451
                 Corp., Florida Special
                 Obligations Revenue,
                 5.00%, 01/01/2004
                 Escrowed to Maturity
    2,550,000    Harris County, Texas Senior                           2,795,080
                 Lien Toll Road Series A, MBIA,
                 6.375%, 08/15/2024
                 Prerefunded 08/15/2004 @ 102
    3,615,000    Texas State, Public Finance                           3,842,347
                 Authority Series A,
                 5.75%, 10/01/2010
                 Prerefunded 10/01/2004 @ 100
    2,000,000    Texas State, Public Finance                           2,125,780
                 Authority Series A,
                 5.75%, 10/01/2011
                 Prerefunded 10/01/2004 @ 100
    3,900,000    Daytona Beach, Florida Water &                        3,977,688
                 Sewer Revenue, 6.75%, 11/15/2007
                 Escrowed to Maturity
                                                                    ------------
Total Prerefunded/Escrowed
(Cost $23,971,041)                                                    24,103,604
                                                                    ------------
================================================================================
INSURED:                                                                  28.90%
--------------------------------------------------------------------------------
    2,000,000    Cleveland, Ohio Airport                               2,033,560
                 Systems Revenue, AMT, Series A,
                 FSA, 4.55%, 01/01/2003
    3,000,000    New Jersey State Transit                              3,005,100
                 Corp., Capital Grant
                 Anticipation Notes Series A,
                 AMBAC, 5.00%, 02/01/2003
    1,025,000    Frenship, Texas Independent                           1,002,788
                 School District, Capital
                 Appreciation Refunding,
                 0.00%, 02/15/2003
    2,600,000    Port of Portland, Oregon                              2,651,974
                 Airport Revenue, Refunding
                 International Airport Series 15-B,
                 AMT, 4.50%, 07/01/2003
    3,650,000    Energy Northwest Washington                           3,751,908
                 Electric Revenue, Project
                 Number 3 Series A, FSA,
                 5.00%, 07/01/2003
    1,455,000    Tucson, Arizona Water Revenue                         1,499,247
                 Series A, FGIC,
                 5.00%, 07/01/2003
    1,600,000    West Virginia, School Building                        1,659,216
                 Authority Revenue, Capital
                 Improvement, 5.625%, 07/01/2003
      865,000    Miami Beach Health Facilities                           867,777
                 Authority, Florida Hospital
                 Revenue, South Shore Hospital
                 Series A, ACA, 4.30%, 08/01/2003

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   5,645,000    Hillsborough County, Florida                        $ 5,831,003
                 Utility Revenue, Refunding
                 Junior Lien, 5.00%, 08/01/2003
    2,000,000    Pennsylvania Infrastructure                           2,095,840
                 Investment Authority Revenue,
                 Pennvest Loan Pool, MBIA,
                 6.00%, 09/01/2003
    2,335,000    Iberville Parish, Louisiana                           2,386,580
                 Consolidated School District
                 No. 5, Refunding,
                 5.00%, 10/01/2003 (Note C, p. 43)
    1,200,000    Delaware River Port Authority                         1,221,636
                 Pennsylvania & New Jersey,
                 Refunding Port District
                 Project Series A,
                 4.00%, 01/01/2004
    4,350,000    Washington State Series B,                            4,457,663
                 4.50%, 01/01/2004
    1,515,000    Massachusetts State                                   1,554,602
                 Development Finance Agency
                 Resource Recovery Revenue,
                 Semass Systems Series B, AMT,
                 5.00%, 01/01/2004
    1,220,000    Birmingham Jefferson, Alabama                         1,265,408
                 Civic Center Authority Special
                 Tax Refunding Series A,
                 5.25%, 01/01/2004
    2,205,000    Nebraska Public Power District                        2,287,467
                 Revenue Series A,
                 5.25%, 01/01/2004
    1,000,000    South Carolina State Public                           1,059,350
                 Service Authority Revenue,
                 Refunding Series B,
                 6.50%, 01/01/2004
    3,660,000    Tennessee State Series A,                             3,789,747
                 5.00%, 02/01/2004
    1,400,000    Orleans Parish, Louisiana Law                         1,427,174
                 Enforcement District
                 4.125%, 03/01/2004
      765,000    Pennsylvania Economic                                   778,663
                 Development Financing
                 Authority Revenue,
                 Northwestern Human Services
                 Series A, ACA,
                 4.60%, 06/01/2004
    2,365,000    Tulsa, Oklahoma Airports                              2,439,095
                 Improvement Trust General
                 Revenue, Tulsa International
                 Airport, FGIC, 5.00%, 06/01/2004
    1,620,000    Florida State Correctional                            1,667,353
                 Privatization Community,
                 Certificates of Participation, MBIA,
                 4.25%, 08/01/2004
    1,115,000    Chicago, Illinois Public                              1,168,620
                 Building Commerce Revenue
                 Series C, FGIC,
                 5.375%, 02/01/2005

                           Schedule of Investments--Municipal Bond Portfolios 39

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,450,000    Chicago, Illinois O'Hare                            $2,521,614
                 International Airport Revenue,
                 Refunding General Second-Lien
                 Series A, AMT, 5.70%, 01/01/2008
    1,300,000    Essex County, New Jersey                             1,359,410
                 Improvement Authority Revenue,
                 Property and Equipment Program,
                 MBIA, 6.50%, 12/01/2012
    2,000,000    Energy Northwest Washington                          2,055,840
                 Electric Revenue, Refunding
                 Project 3 Series B, MBIA,
                 5.00%, 07/01/2018
                                                                    ------------
Total Insured (Cost $55,772,367)                                      55,838,635
                                                                    ------------
================================================================================
TAX SUPPORTED:                                                            38.31%
--------------------------------------------------------------------------------
State General Obligations: 13.65%
    1,325,000    Georgia State Series C,                               1,380,239
                 6.40%, 04/01/2003
    1,835,000    Illinois State                                        1,889,243
                 5.00%, 06/01/2003
    2,980,000    California State                                      3,086,803
                 5.50%, 06/01/2003
    1,200,000    Georgia State                                         1,222,620
                 4.00%, 07/01/2003
    5,000,000    Minnesota State                                       5,149,850
                 4.75%, 08/01/2003
    6,000,000    South Carolina State School                           6,211,500
                 Facilities Series A,
                 5.00%, 01/01/2004
    2,000,000    Washington State                                      2,067,060
                 Series C, 5.00%, 01/01/2004
    5,070,000    Pennsylvania State, First                             5,157,559
                 Series, 4.00%, 02/01/2004
      220,000    California State                                        209,400
                 5.00%, 11/01/2022
                                                                    ------------
Total State General Obligations
(Cost $26,275,245)                                                    26,374,274
                                                                    ------------
Local General Obligations: 17.02%
    1,900,000    Minneapolis & St. Paul,                               1,939,995
                 Metro Airports Commission,
                 Minnesota Community Refunding
                 Series 14, 5.00%, 01/01/2003
    2,360,000    Stillwater Independent School                         2,413,454
                 District 834, Minnesota
                 5.00%, 02/01/2003
      500,000    New York City Series G,                                 513,800
                 5.70%, 02/01/2003
    1,155,000    Chippewa Valley, Michigan                             1,178,204
                 School Building & Site Series I,
                 4.25%, 05/01/2003
    5,200,000    Harris County Flood Control                           5,208,944
                 District, Texas, 6.125%, 10/01/2003
    1,405,000    Loudoun County, Virginia,                             1,456,760
                 Public Improvement Series B,
                 5.125%, 01/01/2004

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,015,000    Ware County School District,                        $ 1,014,442
                 Georgia 3.00%, 02/01/2004
    1,000,000    Griffin-Spalding County,                              1,017,090
                 School District, Georgia
                 4.00%, 02/01/2004
    2,785,000    Anoka-Hennepin School District                        2,885,761
                 No. 11, Minnesota Credit
                 Enhancement, 5.00%, 02/01/2004
    3,185,000    Anne Arundel County, Maryland                         3,248,413
                 4.00%, 03/01/2004
    1,385,000    Durham County, North Carolina                         1,412,839
                 Refunding, 4.00%, 03/01/2004
    1,030,000    Knox County, Tennessee,                               1,070,603
                 Refunding, 5.00%, 04/01/2004
    3,670,000    Mecklenburg County, North                             3,835,223
                 Carolina Refunding Series C,
                 5.25%, 04/01/2004
    2,295,000    Jordan School District, Utah                          2,392,423
                 5.00%, 06/15/2004
    3,190,000    Seattle, Washington                                   3,293,069
                 4.50%, 08/01/2004
                                                                    ------------
Total Local General Obligations
(Cost $32,803,542)                                                    32,881,020
                                                                    ------------
Tax Lease: 3.89%
      200,000    Cleveland, Ohio Motorized                               201,998
                 Vehicles & Equipment,
                 Certificates of Participation,
                 7.10%, 07/01/2002
    2,655,000    Virginia State Public School                          2,743,173
                 Authority, School Financing
                 Series A, 5.00%, 08/01/2003
    2,135,000    Michigan State Building                               2,212,500
                 Authority Revenue, Series I,
                 5.00%, 10/15/2003
    2,300,000    Alabama State Public School &                         2,360,835
                 College Authority, Capital
                 Improvement Pool Series A,
                 4.50%, 02/01/2004
                                                                    ------------
Total Tax Lease (Cost $7,434,144)                                      7,518,506
                                                                    ------------
Special Tax: 3.75%
    1,380,000    Chicago, Illinois Tax                                 1,431,529
                 Increment, Allocation
                 Subordinated Central Loop
                 Redevelopment Series A,
                 6.35%, 12/01/2003
      350,000    Las Vegas, Nevada Local                                 351,890
                 Improvement Bonds Special
                 Improvement District Number
                 808 Summerlin,
                 5.20%, 06/01/2004
      400,000    Heritage Isles Community                                394,904
                 Development District, Florida
                 Special Assessment Revenue,
                 Series A, 5.75%, 05/01/2005

40 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$     315,000    Sampson Creek Community                              $  316,811
                 Development District, Florida
                 Capital Revenue, Improvement
                 Revenue Series B,
                 6.30%, 05/01/2005
      300,000    Meadow Pointe III Community                             300,966
                 Development District, Florida Capital
                 Improvement Revenue Series 2001-1,
                 5.90%, 01/01/2006
      300,000    Harbour Lake Estates Community                          303,405
                 Development District, Florida Special
                 Assessment, 6.40%, 02/01/2006
      280,000    Capital Region Community                                280,585
                 Development District, Florida
                 Revenue Capital Improvement
                 Series B, 5.95%, 05/01/2006
      400,000    Dove Mountain Resort Community                          398,040
                 Facilities District, Arizona
                 Assessment Lien
                 6.00%, 12/01/2006
      400,000    University Place Community                              397,568
                 Development District, Florida
                 Special Assessment Series B,
                 6.10%, 05/01/2007
      500,000    Fishhawk Community Development                          514,015
                 District, Florida Special
                 Assessment Revenue,
                 6.65%, 05/01/2007
      335,000    Lake Powell Residential Golf                            338,843
                 Community Development
                 District, Florida Special
                 Assessment Revenue Series C,
                 6.70%, 05/01/2007
      400,000    Stoneybrook, Community                                  400,588
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 5.70%, 05/01/2008
      300,000    Waterchase Community                                    298,473
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 5.90%, 05/01/2008
      400,000    Bonita Springs, Vasari                                  395,476
                 Community Development District,
                 Florida Revenue Capital Improvement
                 Series B, 6.20%, 05/01/2009
      400,000    Saddlebrook, Community                                  397,048
                 Development District, Florida
                 Special Assessment Series B,
                 6.25%, 05/01/2009
      350,000    Harbor Bay Community                                    349,104
                 Development District, Florida
                 Capital Improvement Revenue
                 Series B, 6.35%, 05/01/2010

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$     370,000    Lakewood Ranch Community                             $  368,065
                 Development District 5,
                 Florida Special Assessment
                 Revenue Series B,
                 6.00%, 05/01/2011
                                                                    ------------
Total Special Tax (Cost $7,154,513)                                    7,237,310
                                                                    ------------
Total Tax Supported (Cost $73,667,444)                                74,011,110
                                                                    ------------
================================================================================
REVENUE:                                                                  12.94%
--------------------------------------------------------------------------------
Airport Revenue: 0.49%
    1,000,000    McLean County, Illinois                                 940,450
                 Bloomington Airport
                 5.50%, 12/15/2011
                                                                    ------------
Total Airport Revenue (Cost $990,841)                                    940,450
                                                                    ------------
Electric Revenue: 2.77%
    2,000,000    Seattle, Washington Municipal                         2,042,660
                 Light & Power Revenue
                 Anticipation Notes,
                 4.50%, 03/28/2003
    1,200,000    Salt River Project Arizona                            1,241,268
                 Agricultural Improvement &
                 Power District Electric
                 Systems Revenue, Refunding
                 Salt River Project Series A,
                 5.00%, 01/01/2004
    2,000,000    Springfield, Missouri Public                          2,075,600
                 Utility Revenue Refunding,
                 5.00%, 03/01/2004
                                                                    ------------
Total Electric Revenue (Cost $5,337,972)                               5,359,528
                                                                    ------------
Health Care Revenue: 2.21%
      500,000    Colorado Health Facilities                              503,615
                 Authority Revenue, Refunding
                 Parkview Medical Center
                 Project, 4.50%, 09/01/2002
      500,000    Cuyahoga County, Ohio Hospital                          510,410
                 Facilities Revenue, Canton
                 Incorporated Project,
                 6.50%, 01/01/2003
    1,200,000    Massachusetts State Health &                          1,209,384
                 Educational Facilities
                 Authority Revenue, Caritas
                 Christi Obligation Series B,
                 4.00%, 07/01/2003
      560,000    Illinois Health Facilities                              590,907
                 Authority Revenue, Advocate
                 Network Health Care,
                 5.50%, 11/15/2004
    1,000,000    Connecticut State Health &                            1,002,430
                 Educational Facilities Authority
                 Revenue, Hospital for Special Care
                 Issue B, 5.125%, 07/01/2007

                      Schedule of Investments--Municipal Bond Portfolios      41

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$     430,000    Allegheny County Hospital                            $  456,922
                 Development Authority,
                 Pennsylvania Revenue, West
                 Pennsylvania Health System
                 Series B, 9.25%, 11/15/2022
                                                                    ------------
Total Health Care Revenue (Cost $4,142,264)                            4,273,668
                                                                    ------------
Water/Sewer Revenue: 3.54%
    2,135,000    Cleveland, Ohio Waterworks                            2,171,786
                 Revenue, Refunding Series J,
                 4.50%, 01/01/2003
    1,670,000    Memphis, Tennessee Water                              1,699,275
                 Division Revenue, Refunding,
                 4.50%, 01/01/2003
    1,960,000    Abilene, Texas Waterworks &                           1,960,666
                 Sewer Systems Certificates
                 Obligation B, 3.84%, 02/15/2004
    1,000,000    Tarrant County, Water Control &                       1,013,300
                 Improvement District, Texas
                 No. 001 Water Revenue,
                 Refunding, 4.625%, 03/01/2004
                                                                    ------------
Total Water/Sewer Revenue
(Cost $6,829,740)                                                      6,845,027
                                                                    ------------
Miscellaneous Revenue: 0.59%
      400,000    East Chicago, Indiana Bond                              400,676
                 Anticipation Notes,
                 5.00%, 07/01/2002
      420,000    Hammond, Indiana Redevelopment                          422,822
                 District Revenue Series B,
                 5.00%, 07/15/2003
      300,000    New York Convention Center                              307,974
                 Operating Corp., New York
                 Certificates of Participation, Yale
                 Building Acquisition Project,
                 6.50%, 12/01/2004
                                                                    ------------
Total Miscellaneous Revenue
(Cost $1,122,456)                                                      1,131,472
                                                                    ------------
Industrial Development/Pollution Control
Revenue: 3.34%
      800,000    Richland County, South                                  826,560
                 Carolina Pollution Control
                 Revenue, Refunding Union Camp
                 Corp. Project Series C,
                 6.10%, 11/01/2004
      300,000    Midland County, Michigan                                311,445
                 Economic Development
                 Sublimated Obligation Series A,
                 AMT, 6.88%, 07/23/2009
    1,000,000    Pope County, Arkansas Revenue,                        1,002,440
                 Refunding Entergy Arkansas
                 Inc. Project, 5.05%, 09/01/2028

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,565,000    Matagorda County, Texas                              $1,554,311
                 Navigation District No. 1,
                 Pollution Control Revenue,
                 Refunding Central Power & Light
                 Series A, 3.75%, 05/01/2030
    1,030,000    Brazos River Authority, Texas                         1,034,645
                 Pollution Control Revenue, TXU
                 Electric Co. Project Series A,
                 4.95%, 10/01/2030
    1,000,000    Maricopa County,                                        999,660
                 Industrial Development
                 Authority, Arizona Solid Waste
                 Disposal Revenue, Waste
                 Management Inc. Project,
                 4.80%, 12/01/2031
      710,000    Washoe County, Nevada Water                             718,982
                 Facility Revenue, Variable
                 Refunding AMT Sierra Pacific
                 Power Co., 5.75%, 03/01/2036
                                                                    ------------
Total Industrial Development/Pollution
Control Revenue  (Cost $6,445,598)                                     6,448,043
                                                                    ------------
Total Revenue (Cost $24,868,871)                                      24,998,188
                                                                    ------------
================================================================================
ASSET-BACKED SECURITIES:                                                   3.82%
--------------------------------------------------------------------------------
Housing: 3.82%
    1,010,000    Nebraska Investment Finance                           1,022,069
                 Authority Single
                 Family
                 Housing Revenue Series A,
                 5.50%, 09/01/2013
      825,000    Georgia State                                           827,970
                 Housing &
                 Finance Authority Revenue,
                 Single Family Mortgage Subser
                 C 3, 4.875%,
                 12/01/2015
    1,505,000    Munimae Trust, Series 2001-6                          1,495,518
                 Class A, 4.80%, 01/14/2026
    1,120,000    District of Columbia Housing                          1,157,386
                 Finance Agency,
                 Mortgage
                 Revenue, Single Family Series A,
                 AMT, 6.75%,
                 06/01/2028
    2,705,000    District of Columbia Housing                          2,880,068
                 Finance Agency,
                 Mortgage
                 Revenue, Single Family Series A,
                 AMT, 6.85%,
                 06/01/2031
                                                                    ------------
Total Housing (Cost $7,510,653)                                        7,383,011
                                                                    ------------
Total Asset-Backed Securities (Cost $7,510,653)                        7,383,011
                                                                    ------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $191,715,376)                      99.50%   $192,259,548
(Note B, below)
Cash and Other Assets, Less Liabilities                     0.50         960,802
                                                          -------   ------------
Net Assets (Equivalent to $12.62
per share based on 15,311,697
shares of capital stock outstanding)                      100.00%   $193,220,350
                                                          =======   ============

42 Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(B) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,157,187 and
    gross unrealized depreciation of investments was $613,015
    resulting in net unrealized appreciation of $544,172.
(C) When-issued security.
(D) Allocation of Portfolio net assets at March 31, 2002:
    Alabama                                                                1.88%
    Arizona                                                                2.14
    Arkansas                                                               0.52
    California                                                             1.77
    Colorado                                                               0.81
    Connecticut                                                            0.52
    Florida                                                               10.45
    Georgia                                                                3.66
    Illinois                                                               4.42
    Indiana                                                                0.97
    Kansas                                                                 0.77
    Louisiana                                                              1.97
    Maryland                                                               1.68
    Massachusetts                                                          1.43
    Michigan                                                               3.00
    Minnesota                                                              6.41
    Missouri                                                               2.17
    Nebraska                                                               1.71
    Nevada                                                                 0.55
    New Jersey                                                             2.89
    New York                                                               0.43
    North Carolina                                                         2.72
    Ohio                                                                   2.55
    Oklahoma                                                               2.75
    Oregon                                                                 1.37
    Pennsylvania                                                           4.39
    South Carolina                                                         4.19
    Tennessee                                                              3.39
    Texas                                                                 12.49
    Utah                                                                   1.24
    Virginia                                                               2.17
    Washington                                                             9.14
    West Virginia                                                          0.86
    District of Columbia                                                   2.09
    Cash and Other Assets, Less Liabilities                                0.50
                                                                         ------
    Total                                                                100.00%
                                                                         =======
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Short Duration California
                               Municipal Portfolio
                           March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTE:                                      1.63%
--------------------------------------------------------------------------------
$   1,000,000    California Housing Finance                          $ 1,000,000
                 Agency Revenue, Home Mortgage
                 Series N, FSA, Daily Floater,
                 Putable Daily, 1.45%, 08/01/2021
                                                                    ------------
Total Tax-Exempt Variable-Rate Demand Note
(Cost $1,000,000)                                                      1,000,000
                                                                    ------------
================================================================================
PREREFUNDED/ESCROWED:                                                     21.29%
--------------------------------------------------------------------------------
    1,015,000    University of California                              1,056,869
                 Revenue, Multi-Purpose
                 Projects Series D, MBIA,
                 6.875%, 09/01/2016
                 Prerefunded 09/01/2002 @ 102
    1,800,000    Central Coast Water Authority,                        1,876,860
                 California State Regional
                 Facilities, Water Project
                 Revenue, AMBAC,
                 6.50%, 10/01/2014
                 Prerefunded 10/01/2002 @ 102
    4,000,000    San Joaquin Hills                                     4,220,520
                 Transportation Corridor
                 Agency, California Toll Road
                 Revenue, Senior Lien,
                 6.75%, 01/01/2032
                 Prerefunded 01/01/2003 @ 102
    1,885,000    Los Angeles Department of                             1,983,246
                 Water & Power, California Electric
                 Plant Revenue, 6.125%, 01/15/2033
                 Prerefunded 01/15/2003 @ 102
    1,750,000    Duarte, California                                    1,858,448
                 Certificates of Participation,
                 City of Hope National Medical
                 Center, 6.25%, 04/01/2023
                 Prerefunded 04/01/2003 @ 102
      955,000    Sacramento Schools Insurance                            974,644
                 Authority, California Workers
                 Compensation Program Revenue
                 Series C, 5.75%, 06/01/2003
                 Escrowed to Maturity
    1,000,000    Metropolitan Pier & Exposition                        1,067,230
                 Authority, Illinois, Dedicated
                 State Tax, 6.50%, 06/15/2027
                 Prerefunded 06/15/2003 @ 102
                                                                    ------------
Total Prerefunded/Escrowed
(Cost $12,941,806)                                                    13,037,817
                                                                    ------------
*See Note 1, page 30 in Notes to Financial Statements.

                      Schedule of Investments--Municipal Bond Portfolios      43

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
INSURED:                                                                  35.37%
--------------------------------------------------------------------------------
$   1,000,000    San Diego County Regional                           $ 1,000,000
                 Transportation Commission,
                 California Sales Tax Revenue
                 Second Series A, FGIC,
                 6.25%, 04/01/2002
    2,540,000    Orange County, California                             2,563,673
                 Certificates of Participation
                 Series A, MBIA,
                 5.50%, 07/01/2002
    1,230,000    Rancho, California Water                              1,243,136
                 District Financing Authority
                 Revenue Series A, FSA,
                 5.00%, 08/01/2002
    1,000,000    University of California                              1,032,550
                 Revenue, Multi-Purpose
                 Project Series C, AMBAC,
                 10.00%, 09/01/2002
    1,000,000    Orange County Local                                   1,062,280
                 Transportation Authority, California
                 Sales Tax Revenue, Second
                 Series M, FGIC,
                 9.50%, 02/15/2003
    1,930,000    Delaware County, Regional                             1,966,284
                 Water Quality Control Authority,
                 Pennsylvania Sewer Revenue,
                 Refunding, FGIC,
                 4.25%, 05/01/2003
    2,000,000    Association of Bay Area                               2,063,620
                 Governments, California Bay
                 Area Rapid Transit Grant-A,
                 AMBAC, 4.75%, 06/15/2003
    1,000,000    Puerto Rico Commonwealth                              1,044,460
                 Highways & Transportation,
                 Refunding Series Z, MBIA,
                 6.00%, 07/01/2003
    1,010,000    Covina Valley Unified School                          1,038,462
                 District, California Series A,
                 FSA, 4.50%, 08/01/2003
    1,485,000    Los Angeles Unified School                            1,543,568
                 District, California
                 Certificates of Participation
                 Series B, MBIA,
                 5.00%, 10/01/2003
    1,220,000    Los Angeles, California                               1,227,540
                 Certificates of Participation
                 Equipment Program, MBIA,
                 3.00%, 02/01/2004
    1,000,000    San Francisco City & County                           1,011,420
                 Housing Authority, California
                 Multifamily Revenue, Mortgage
                 Bernal Dwellings Project A,
                 AMBAC, 4.45%, 05/01/2004

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$     200,000    Los Angeles, California Harbor                       $  210,690
                 Department Revenue Crossover
                 Refunding Series A, AMBAC,
                 5.50%, 08/01/2004 (Note C, p. 46)
    1,250,000    San Joaquin Hills                                     1,134,925
                 Transportation Corridor Agency,
                 California Toll Road Revenue,
                 Capital Appreciation Refunding
                 Series A, MBIA,
                 0.00%, 01/15/2005
    1,100,000    William S. Hart Union High                            1,085,777
                 School District, California
                 Certificates of Participation,
                 School Facility Bridge Funding
                 Program, FSA,
                 2.40%, 01/15/2015
    1,000,000    Fontana Public Financing                              1,005,530
                 Authority, California Tax
                 Allocation Revenue, North
                 Fontana Redevelopment Project
                 Series A, FSA,
                 5.25%, 09/01/2020
    1,460,000    Northern California Power                             1,433,005
                 Agency Public Power Revenue,
                 Hydroelectric Project No. 1
                 Series A, MBIA,
                 5.125%, 07/01/2023
                                                                    ------------
Total Insured (Cost $21,674,144)                                      21,666,920
                                                                    ------------
================================================================================
TAX SUPPORTED:                                                            23.08%
--------------------------------------------------------------------------------
State General Obligations: 8.30%
    2,055,000    California State,                                     2,088,990
                 7.00%, 08/01/2002
    1,585,000    Ohio State Highway                                    1,625,211
                 Capital Impts Series A,
                 4.80%, 05/01/2003
    1,000,000    California State,                                     1,035,840
                 5.50%, 06/01/2003
      350,000    California State,                                       333,137
                 5.00%, 11/01/2022
                                                                    ------------
Total State General Obligations
(Cost $5,056,876)                                                      5,083,178
                                                                    ------------
Tax Lease: 5.48%
    1,650,000    Michigan State Building                               1,716,050
                 Authority Revenue, Facilities
                 Program Series I,
                 5.25%, 10/15/2003
    1,000,000    California Public Works Board                         1,035,550
                 Lease Revenue, Refunding
                 Department of Corrections, Del
                 Norte Series C,
                 4.70%, 12/01/2003

44     Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$     605,000    Puerto Rico Urban Renewal &                          $  608,757
                 Housing Corp.,
                 7.875%, 10/01/2004
                                                                    ------------
Total Tax Lease (Cost $3,317,423)                                      3,360,357
                                                                    ------------
Special Tax: 9.30%
    1,000,000    Foster City Community                                 1,007,710
                 Development Agency, California
                 Tax Allocation, Refunding
                 Community Development Project,
                 4.00%, 09/01/2002
      200,000    Tustin Unified School                                   202,092
                 District, Community Facilities
                 District 97-1, California Bond
                 Anticipation Notes,
                 6.10%, 09/01/2002
      200,000    Contra Costa County,                                    202,520
                 California Improvement Bond
                 Act 1915 Alfred Nobel
                 Reassessment District 01-1,
                 6.20%, 09/02/2002
    2,580,000    Los Angeles County Public                             2,632,838
                 Works Financing Authority,
                 California Revenue, Regional
                 Park & Open Space District A,
                 6.00%, 10/01/2002
      165,000    Irvine, California,                                     165,569
                 Improvement Bond Act 1915
                 Limited Obligation Assessment
                 District 97-17, 4.125%, 09/02/2003
      145,000    San Jose, California                                    147,233
                 Improvement Bond Act 1915
                 Improvement District Number
                 99-218Sj Series 24 Q,
                 4.80%, 09/02/2003
      140,000    Vacaville, California                                   138,676
                 Improvement Bond Act 1915
                 Refunding & Improvement
                 Consolidated Reassessment
                 Series A, 3.00%, 09/02/2003
    1,140,000    Los Angeles County                                    1,199,542
                 Metropolitan Transportation
                 Authority, California Sales Tax
                 Revenue, Refunding Proposal A
                 Series A, 5.20%, 07/01/2004
                                                                    ------------
Total Special Tax (Cost $5,665,767)                                    5,696,180
                                                                    ------------
Total Tax Supported (Cost $14,040,066)                                14,139,715
                                                                    ------------
================================================================================
REVENUE:                                                                  10.46%
--------------------------------------------------------------------------------
Electric
Revenue: 2.67%
    1,500,000    Los Angeles Department of                             1,634,190
                 Water & Power, California Electric
                 Plant Revenue, Unrefunded Balance,
                 9.00%, 09/01/2003
                                                                    ------------
Total Electric Revenue (Cost $1,642,389)                               1,634,190
                                                                    ------------

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
Health Care Revenue: 1.45%
$     730,000    California Health Facilities                         $  743,286
                 Financing Authority Revenue,
                 Downey Community Hospital,
                 5.20%, 05/15/2003
      135,000    ABAG Finance Authority for                              141,936
                 Nonprofit Corp., California
                 Revenue, San Diego Hospital
                 Associates Series A,
                 6.00%, 08/15/2004
                                                                    ------------
Total Health Care Revenue (Cost $879,035)                                885,222
                                                                    ------------
Higher Education Revenue: 1.64%
    1,000,000    CSUCI Financing Authority, California                 1,007,000
                 Revenue Rental Housing,
                 3.375%, 08/01/2031
                                                                    ------------
Total Higher Education Revenue
(Cost $1,000,000)                                                      1,007,000
                                                                    ------------
Tobacco Revenue: 1.61%
    1,000,000    Tobacco Securitization                                  987,110
                 Authority of Northern California
                 Settlement Revenue, Asset-
                 Backed Bonds Series B,
                 4.375%, 06/01/2021
                                                                    ------------
Total Tobacco Revenue (Cost $987,611)                                    987,110
                                                                    ------------
Miscellaneous Revenue: 1.06%
      647,250    Koch Fixed-Rate Trust, Various                          648,920
                 States Class A2,
                 4.70%, 10/06/2003
                                                                    ------------
Total Miscellaneous Revenue
(Cost $647,250)                                                          648,920
                                                                    ------------
Industrial Development/Pollution Control
Revenue: 2.03%
      320,000    Pope County, Arkansas Revenue,                          320,781
                 Refunding Entergy Arkansas
                 Inc. Project, 5.05%, 09/01/2028
      525,000    Matagorda County, Texas,                                521,414
                 Navigation District No. 1
                 Pollution Control Revenue,
                 Refunding Central Power & Light
                 Series A, 3.75%, 05/01/2030
      400,000    Maricopa County, Industrial                             399,864
                 Development Authority,
                 Arizona Solid Waste Disposal
                 Revenue, Waste Management Inc.
                 Project, 4.80%, 12/01/2031
                                                                    ------------
Total Industrial Development/Pollution
Control Revenue (Cost $1,245,000)                                      1,242,059
                                                                    ------------
Total Revenue (Cost $6,401,285)                                        6,404,501
                                                                    ------------

                      Schedule of Investments--Municipal Bond Portfolios      45

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
ASSET-BACKED SECURITIES:                                                   5.42%
--------------------------------------------------------------------------------
Housing: 5.42%
$     665,000    Santa Clara County Housing                        $     667,115
                 Authority, California, Multifamily
                 Housing Revenue, John Burns
                 Gardens Apartments Project B,
                 3.80%, 08/01/2004
      550,000    East Bay Delta, Housing &                               561,759
                 Finance Agency, California, Lease
                 Revenue, Passthrough Lease
                 Purchase, MBIA,
                 4.25%, 06/01/2005
      890,000    San Jose, California                                    904,818
                 Multifamily Housing Revenue,
                 El Parador Apartments Project
                 Series C, 4.90%, 01/01/2016
    1,100,000    California Rural Home Mortgage                        1,186,471
                 Finance Authority Single
                 Family Mortgage Revenue,
                 Mortgage-Backed Securities
                 Program Series A, GNMA/FNMA,
                 6.55%, 06/01/2030
                                                                    ------------
Total Housing (Cost $3,291,911)                                        3,320,163
                                                                    ------------
Total Asset-Backed Securities
(Cost $3,291,911)                                                      3,320,163
                                                                    ------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $59,349,212)                        97.25%   $59,569,116
(Note B, below)
Cash and Other Assets, Less Liabilities                      2.75      1,687,395
                                                           -------  ------------
Net Assets (Equivalent to $12.59
per share based on 4,864,894
shares of capital stock outstanding)                       100.00%   $61,256,511
                                                           =======   ===========
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    AMT-Subject to Alternative Minimum Tax
    FGIC-Financial Guaranty Insurance Company
    FNMA-Federal National Mortgage Association
    FSA-Financial Security Assurance, Inc.
    GNMA-Government National Mortgage Association
    MBIA-Municipal Bond Investors Assurance Corporation
(B) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $421,084 and gross unrealized depreciation of investments was $201,180 resulting in net unrealized appreciation of $219,904.
(C) When-issued security.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                             Short Duration New York
                               Municipal Portfolio
                           March 31, 2002 (Unaudited)
--------------------------------------------------------------------------------
Principal Amount  Description                                      Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                    10.04%
--------------------------------------------------------------------------------
$     400,000    New York City Series B                               $  400,000
                 Subseries B-4, MBIA, Daily
                 Floater, Putable Daily,
                 1.35%, 08/15/2021
    4,700,000    New York City Series B                                4,700,000
                 Subseries B-4, MBIA, Daily
                 Floater, Putable Daily,
                 1.35%, 08/15/2023
    1,500,000    New York State Energy Research                        1,500,000
                 & Development Authority
                 Pollution Control Revenue,
                 Niagara Mohawk Power Co.
                 Project Series A, Daily
                 Floater, Putable Daily,
                 1.45%, 12/01/2026
      500,000    New York City Transitional                              500,000
                 Finance Authority Revenue,
                 Adjusted Future Tax Secured
                 Subseries B-1, Daily Floater,
                 Putable Daily, 1.40%, 11/01/2027
    3,300,000    Long Island Power Authority,                          3,300,000
                 New York Electric Systems
                 Revenue Subordinated Subseries
                 2C, Daily Floater, Putable Daily,
                 1.45%, 05/01/2033
                                                                    ------------
Total Tax-Exempt Variable-Rate
Demand Notes (Cost $10,400,000)                                       10,400,000
                                                                    ------------
================================================================================
PREREFUNDED/ESCROWED:                                                     13.37%
--------------------------------------------------------------------------------
    1,000,000    New York City Series B, AMBAC,                        1,016,470
                 8.25%, 06/01/2017
                 Prerefunded 06/01/2001 @ 101.50
    3,200,000    New York City Municipal Water                         3,262,432
                 Finance Authority Revenue
                 Series B, 6.50%, 06/15/2020
                 Prerefunded 06/15/2002 @ 101
    1,550,000    MTA, New York Commuter                                1,598,019
                 Facilities Revenue Series B,
                 MBIA, 6.25%, 07/01/2022
                 Prerefunded 07/01/2002 @ 102
    2,000,000    New York State Housing Finance                        2,080,920
                 Agency Service Contract
                 Revenue Series C,
                 6.30%, 03/15/2022
                 Prerefunded 09/15/2002 @ 102

*See Note 1, page 30 in Notes to Financial Statements.

46     Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,130,000    New York State Dormitory                            $ 2,199,043
                 Authority Revenue, Mental
                 Health Series B,
                 6.00%, 02/15/2003
    3,500,000    Atlanta, Georgia Water & Sewer                        3,688,090
                 Revenue, 5.00%, 01/01/2010
                 Prerefunded 01/01/2004 @ 102
                                                                    ------------
Total Prerefunded/Escrowed
(Cost $13,812,672)                                                    13,844,974
                                                                    ------------
================================================================================
INSURED:                                                                  36.36%
--------------------------------------------------------------------------------
    1,550,000    Chateaugay, New York Central                          1,557,750
                 School District, FSA,
                 4.20%, 06/15/2002
    2,395,000    MTA, New York Transit                                 2,413,585
                 Facilities Revenue Series M,
                 AMBAC, 4.90%, 07/01/2002
    1,400,000    Port Authority of New York &                          1,419,334
                 New Jersey, Consolidated 119th
                 Series, FGIC,
                 5.00%, 09/15/2002
    1,300,000    Suffolk County, New York                              1,320,124
                 Public Improvement Series B,
                 FGIC, 5.00%, 10/01/2002
    1,260,000    Port Authority of New York &                          1,283,071
                 New Jersey, Consolidated 120th
                 Series, MBIA,
                 5.50%, 10/15/2002
    2,320,000    Rochester, New York Series B,                         2,356,006
                 MBIA, 4.00%, 02/15/2003
    1,000,000    Oneida County, New York Public                        1,021,130
                 Improvement, AMBAC,
                 4.25%, 04/15/2003
    1,650,000    Oyster Bay, New York Public                           1,680,674
                 Improvement Series A, FSA,
                 4.00%, 04/15/2003
    2,050,000    Suffolk County, New York                              2,087,023
                 Public Improvement Series A,
                 MBIA, 4.00%, 05/15/2003
    1,000,000    Wayland Cohocton, New York                            1,013,150
                 Central School District, FSA,
                 3.50%, 06/15/2003
    1,440,000    Chateaugay, New York Central                          1,470,787
                 School District, FSA,
                 4.20%, 06/15/2003
    1,825,000    Prattsburgh, New York Central                         1,865,077
                 School District, AMBAC,
                 4.25%, 06/15/2003
    4,250,000    New York State Dormitory                              4,380,305
                 Authority Revenue, City
                 University Series A, AMBAC,
                 5.00%, 07/01/2003

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   1,060,000    New York State Dormitory                            $ 1,140,475
                 Authority Revenue, City
                 University Series D, FGIC,
                 8.75%, 07/01/2003
    1,865,000    Port Authority of New York &                          1,925,575
                 New Jersey, Consolidated 119th
                 Series, FGIC,
                 5.00%, 09/15/2003
    1,209,281    Longwood, New York Central                            1,236,853
                 School District, Suffolk County,
                 FGIC, 4.00%, 03/15/2004
    1,115,000    Suffolk County, New York,                             1,118,434
                 Refunding Public Improvement
                 Series A, MBIA,
                 3.00%, 04/01/2004
    1,000,000    Long Island Power Authority,                          1,040,210
                 New York Electric Systems, MBIA
                 5.00%, 04/01/2004
    1,100,000    New York State Local                                  1,155,253
                 Government Assistance Corp.,
                 Refunding Series A, AMBAC,
                 5.50%, 04/01/2004
    1,000,000    New York City Series K, AMBAC,                        1,096,300
                 8.00%, 04/01/2004
    1,000,000    Port Authority of New York &                          1,036,950
                 New Jersey, Consolidated 72nd
                 Series, AMBAC,
                 7.40%, 10/01/2012
    1,260,000    MTA, New York Transit                                 1,347,343
                 Authority Certificates of
                 Participation Series A, AMBAC,
                 5.625%, 01/01/2013
    1,390,000    New York State Urban                                  1,498,726
                 Development Corp. Revenue,
                 Correctional Facilities
                 Service Contract Series D,
                 FSA, 5.75%, 01/01/2015
    1,160,000    New York State Thruway                                1,180,822
                 Authority, Highway & Bridge
                 Trust Fund Series B, MBIA,
                 5.25%, 04/01/2017
                                                                    ------------
Total Insured (Cost $37,300,787)                                      37,644,957
                                                                    ------------
================================================================================
TAX SUPPORTED:                                                            23.47%
--------------------------------------------------------------------------------
Local General Obligation: 1.49%
    1,510,000    Hempstead Town, New York                              1,542,359
                 Series A, 5.00%, 12/15/2002
                                                                    ------------
Total Local General Obligation
(Cost $1,518,088)                                                      1,542,359
                                                                    ------------
Tax Lease: 11.28%
    1,000,000    New York State Urban                                  1,028,240
                 Development Corp., Revenue
                 Correctional Facilities Series 6,
                 6.00%, 01/01/2003

                      Schedule of Investments--Municipal Bond Portfolios      47

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
$   2,000,000    New York State Dormitory                            $ 2,044,800
                 Authority Revenue, Community
                 Enhancement Facilities Program
                 Series A, 4.50%, 04/01/2003
    2,000,000    New York State Dormitory                              2,064,620
                 Authority Revenue, State
                 University Educational
                 Facilities 1998,
                 5.25%, 05/15/2003
    1,875,000    New York State Dormitory                              1,929,675
                 Authority Revenue, City
                 University System Series B,
                 5.00%, 07/01/2003
    2,925,000    New York State Certificates of                        2,994,673
                 Participation, 4.25%, 09/01/2003
      585,000    Puerto Rico Urban Renewal &                             588,633
                 Housing Corp., 7.875%, 10/01/2004
    1,000,000    New York State Dormitory                              1,036,270
                 Authority Lease Revenue, Court
                 Facilities Westchester County,
                 5.25%, 08/01/2013
                                                                    ------------
Total Tax Lease (Cost $11,553,446)                                    11,686,911
                                                                    ------------
Special Tax: 10.70%
    3,280,000    Nassau County, New York                               3,321,984
                 Interim Finance Sales Tax
                 Secured Series A 2, AMBAC,
                 4.00%, 11/15/2002
    1,050,000    New York City Transitional                            1,065,131
                 Finance Authority Revenue,
                 Future Tax Secured Series B,
                 4.00%, 02/01/2003
    3,640,000    MAC New York City Series J,                           3,787,092
                 5.75%, 07/01/2003
    2,800,000    New York City Transitional                            2,902,816
                 Finance Authority Revenue,
                 Future Tax Secured Series C,
                 5.00%, 02/01/2004
                                                                    ------------
Total Special Tax (Cost $10,911,374)                                  11,077,023
                                                                    ------------
Total Tax Supported (Cost $23,982,908)                                24,306,293
                                                                    ------------
================================================================================
REVENUE:                                                                  14.48%
--------------------------------------------------------------------------------
Electric
Revenue: 5.30%
    2,200,000    Long Island Power Authority,                          2,200,000
                 New York Electric Systems,
                 5.00%, 04/01/2002
    1,250,000    Long Island Power Authority,                          1,280,250
                 New York Electric General,
                 MBIA, 5.00%, 04/01/2004
    2,000,000    New York State Power Authority                        2,013,520
                 Revenue & General Purpose
                 Adjusted Consented,
                 2.90%, 03/01/2020
                                                                    ------------
Total Electric Revenue (Cost $5,489,360)                               5,493,770
                                                                    ------------

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
Health Care Revenue: 0.54%
$     550,000    East Rochester, New York                             $  553,201
                 Housing Authority Revenue,
                 Refunding, GNMA, North Park
                 Nursing Home,
                 3.70%, 10/20/2006
                                                                    ------------
Total Health Care Revenue (Cost $550,000)                                553,201
                                                                    ------------
Tobacco Revenue: 2.03%
      360,000    Monroe Tobacco Asset                                    368,748
                 Securitization Corp., New York
                 Tobacco Settlement Revenue,
                 5.75%, 06/01/2003
      840,000    New York Tobacco Trust I,                               856,346
                 Tobacco Settlement Passthrough
                 Bonds Series A,
                 5.25%, 06/01/2003
      460,000    Nassau County, New York                                 462,098
                 Tobacco Settlement Corp.,
                 Series A, 4.90%, 07/15/2007
      400,000    Nassau County, New York                                 410,872
                 Tobacco Settlement Corp.,
                 Series A, 5.25%, 07/15/2011
                                                                    ------------
Total Tobacco Revenue (Cost $2,075,197)                                2,098,064
                                                                    ------------
Water/Sewer Revenue: 3.07%
       75,000    New York State Environmental                             75,157
                 Facilities Corp., Pollution
                 Control Revenue State Water
                 Series C, 7.20%, 03/15/2011
    3,070,000    New York State Environmental                          3,104,630
                 Facilities Corp. Pollution
                 Control Revenue, State
                 Revolving Fund, New York City
                 Municipal Water Finance
                 Authority Series 90-A,
                 7.50%, 06/15/2012
                                                                    ------------
Total Water/Sewer Revenue
(Cost $3,200,108)                                                      3,179,787
                                                                    ------------
Miscellaneous Revenue: 0.51%
      235,000    Virgin Islands Public Finance                           237,851
                 Authority Revenue, Refunding
                 Subordinated Lien-Fund Loan
                 Notes Series D,
                 5.50%, 10/01/2002
      280,000    New York Convention Center                              287,442
                 Operating Corp., New York
                 Certificates of Participation,
                 Yale Building Acquisition
                 Project, 6.50%, 12/01/2004
                                                                    ------------
Total Miscellaneous Revenue (Cost $518,446)                              525,293
                                                                    ------------

48     Sanford C. Bernstein Fund, Inc.--2002 Semiannual Report

================================================================================
Principal Amount  Description                                       Market Value
================================================================================
Industrial Development/Pollution
Control Revenue: 3.03%
$     570,000    Pope County, Arkansas Revenue                      $    571,391
                 Refunding Energy Arkansas
                 Inc. Project, 5.05%, 09/01/2028
      875,000    Matagorda County, Texas                                 869,024
                 Navigation District No. 1
                 Pollution Control Revenue,
                 Refunding Central Power &
                 Light Series A,
                 3.75%, 05/01/2030
      700,000    Maricopa County, Arizona                                699,762
                 Industrial Development
                 Authority Solid Waste Disposal
                 Revenue, Waste Management Inc.
                 Project, 4.80%, 12/01/2031
    1,000,000    Brazos River Authority, Texas                         1,000,880
                 Pollution Control Revenue,
                 Refunding TXU Electric Co.
                 Project Series D,
                 4.25%, 05/01/2033
                                                                    ------------
Total Industrial Development/Pollution
Control Revenue (Cost $3,143,749)                                      3,141,057
                                                                    ------------
Total Revenue (Cost $14,976,860)                                      14,991,172
                                                                    ------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $100,473,227)                      97.72%   $101,187,396
(Note B, below)
Cash and Other Assets, Less Liabilities                     2.28       2,359,825
                                                         -------    ------------
Net Assets (Equivalent to $12.48
per share based on 8,295,928
shares of capital stock outstanding)                      100.00%   $103,547,221
                                                          =======   ============
--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    GNMA-Government National Mortgage Association
    MBIA-Municipal Bond Investors Assurance Corporation
    MTA-Metropolitan Transportation Authority
(B) At March 31, 2002, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $848,675 and gross unrealized depreciation of investments was $134,506 resulting in net unrealized appreciation of $714,169.

See Notes to Financial Statements.

                      Schedule of Investments--Municipal Bond Portfolios      49